UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2012

[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

 =============================================================

       SEMIANNUAL REPORT
       USAA INTERMEDIATE-TERM BOND FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JANUARY 31, 2012

 =============================================================

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

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PRESIDENT'S MESSAGE

"I EXPECT A "STRUGGLE THROUGH" RECOVERY IN 2012
AS THE U.S. ECONOMY CONTINUES TO GROW SLOWLY,      [PHOTO OF DANIEL S. McNAMARA]
SOMETIMES IN FITS AND STARTS."
--------------------------------------------------------------------------------

FEBRUARY 2012

Although U.S. economic growth was strong during the fourth quarter of 2011, results for the six-month reporting period and for the 2011 calendar year were more modest. The expansion was an on-again, off-again affair, a blend of good news and disappointment. This "muddle-through" recovery has not been surprising given the balance sheet recession we experienced after the 2008 financial crisis. That recession, unlike any other since World War II, was precipitated by the bursting of a financial bubble, which led in turn to a pullback in spending as consumers and businesses sought to reduce their debt burdens.

In support of the economy, the Federal Reserve (the Fed) cut interest rates to extraordinarily low levels. Many businesses took advantage of low interest rates to restructure their balance sheets. However, for most individuals, this effort is a work in progress. As a result, I expect a "struggle through" recovery in 2012 as the U.S. economy continues to grow slowly. At the same time, there is a long list of known worries, among them the weak housing market, sluggish job growth, and growing international risks.

In the European Union (EU), policymakers are providing significant monetary stimulus, buying time for the EU's weakest members to regain fiscal balance. Many of these nations are weighed down by a staggering amount of debt. Fortunately, at the time of this writing, there are tentative signs that EU nations are benefiting from the stimulus efforts. In addition, Greece appeared to be making progress on restructuring its debt obligations, while pressure was easing on European banks, which hold a significant amount of sovereign debt.

Meanwhile, economic growth outside the United States is decelerating. According to forecasts by the International Monetary Fund, Europe is falling into a recession. The Bank of Japan has indicated that economic growth is slowing and that Japan's economy may enter a recession. China's economy, which has experienced double-digit growth in recent years, hit a soft patch during 2011 and seems likely to grow more slowly in the future.

In the face of weakening economic growth, central bankers around the world continue to keep interest rates extremely low. I believe this has set up an inflation/deflation tug of war between central banks, which are trying to re-ignite economic growth, and businesses and consumers, who are trying to

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

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deleverage their balance sheets. It remains to be seen whether inflation or deflation prevails over the long run.

How might this affect the financial markets? Some observers have suggested that because of central banks' monetary intervention, market performance could diverge from economic performance. This "decoupling" thesis has yet to be proven, but if correct, it suggests that the markets may perform well even as the economy continues to struggle.

Looking ahead, the U.S. economy is likely to grow, though at a slower pace than many of us might like. The Fed, which is determined to keep the expansion from stalling, announced in January that it expected to hold interest rates at low levels until the end of 2014. The announcement has led some observers to speculate about a third round of quantitative easing. While we cannot know what the Fed will actually do, investors should be prepared for an extended period -- longer than we thought in the autumn of 2011 -- of low interest rates.

In this environment, investors have a difficult choice. They can choose to be conservative and look to money market funds, which are earning only slightly more than zero -- less than the current inflation rate. Or, they can assume more risk, perhaps more than they might otherwise do, for the potential of an enhanced return. I recommend they make the decision in the context of an investment plan based on their goals, time horizon, and risk tolerance. If you would like help reviewing your investment plan, please call one of our USAA service representatives. They are available to help you free of charge.

From all of us at USAA Asset Management Company*, I'd like to thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

SHAREHOLDER VOTING RESULTS                                                   16

FINANCIAL INFORMATION

    Portfolio of Investments                                                 17

    Notes to Portfolio of Investments                                        43

    Financial Statements                                                     48

    Notes to Financial Statements                                            51

EXPENSE EXAMPLE                                                              67

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF HIGH CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. This 80% policy may be changed upon at least 60 days' notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's applicable rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at (800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

[PHOTO OF MATTHEW FREUND]                               [PHOTO OF JULIANNE BASS]
   MATTHEW FREUND, CFA                                     JULIANNE BASS, CFA
   USAA Asset                                              USAA Asset
   Management Company                                      Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND SHARES) PERFORM DURING THE SIX-MONTH REPORTING PERIOD?

    The Fund Shares provided a total return of 2.16% for the six months ended January 31, 2012. During the same period, the Barclays Capital U.S. Aggregate Bond Index returned 4.25% and the Lipper Intermediate Investment Grade Funds Index returned 3.36%.

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Investor risk appetite fluctuated during the reporting period in response to mixed economic data and Europe's financial problems. Despite numerous meetings and conferences to find a solution, the Greek debt crisis continued and threatened to spread to other countries, including some of the European Union's (EU) larger economies such as Italy and Spain. Of particular concern to investors was Italy, which is the EU's largest bond market and the third largest bond market in the world. Credit ratings agencies have already downgraded several countries' credit ratings and have placed others

    Refer to page 9 for benchmark definitions.

    Past performance is no guarantee of future results.

================================================================================

2  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    on credit watch. The EU's fiscal woes also posed a danger to European financial institutions that hold European sovereign debt.

    The U.S. economy grew slowly during the reporting period. Unemployment declined slightly as job growth improved. The housing market remained weak and a large supply of unsold homes remained in the pipeline. The Federal Reserve (the Fed) said it would continue to support the economic recovery by holding short-term interest rates near zero at least through 2014.

    In this environment, investors favored the safety and quality of U.S. assets, particularly U.S. Treasury securities as well as corporate bonds, mortgage-backed securities and asset-backed loans. The safe-haven appeal of these securities remained undiminished even in the midst of a contentious debate in U.S. Congress over the U.S. debt ceiling and the subsequent downgrade of U.S. government debt by a major credit rating agency.

    Though "spread sectors" (that is, non-U.S. Treasury sectors such as corporate bonds) recorded positive returns, they underperformed U.S. Treasuries during the reporting period. U.S. Treasuries posted significant gains, outperforming every other sector of the fixed income market. The rally in the U.S. Treasury market was particularly strong in the weeks following the Fed's announcement of "Operation Twist." In Operation Twist, the Fed sought to push down long-term interest rates by selling shorter-term bonds in its portfolio of securities and buying longer-term bonds. U.S. Treasury prices surged, especially in the long maturities the Fed was buying. Yields, which move in the opposite direction of prices, dropped. The 10-year U.S. Treasury yield began the reporting period at 2.80% and ended it at 1.80%. The five-year U.S. Treasury yield, which started the reporting period at 1.36%, dropped to its lowest level in 50 years to end the period at 0.71%.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

              o  YIELDS ON 5-YEAR TREASURY NOTE FELL TO 0.71% AT  o
                  END OF REPORTING PERIOD (JANUARY 31, 2012) --
                                LOWEST SINCE 1962

                    5-YEAR CONSTANT MATURITY TREASURY YIELDS

                    [CHART OF YIELDS ON 5-YEAR TREASURY NOTE]

                                           YIELD IN PERCENT
  1/2/1962                                       3.88%
  1/3/1962                                       3.87
  1/4/1962                                       3.86
  1/5/1962                                       3.89
  1/8/1962                                       3.91
  1/9/1962                                       3.93
 1/10/1962                                       3.94
 1/11/1962                                       3.94
 1/12/1962                                       3.95
 1/15/1962                                       3.96
 1/16/1962                                       3.98
 1/17/1962                                       3.97
 1/18/1962                                       3.96
 1/19/1962                                       3.95
 1/22/1962                                       3.93
 1/23/1962                                       3.94
 1/24/1962                                       3.93
 1/25/1962                                       3.94
 1/26/1962                                       3.97
 1/29/1962                                       3.98
 1/30/1962                                       3.98
 1/31/1962                                       3.99
  2/1/1962                                       4.00
  2/2/1962                                       3.97
  2/5/1962                                       3.96
  2/6/1962                                       3.96
  2/7/1962                                       3.95
  2/8/1962                                       3.93
  2/9/1962                                       3.91
 2/12/1962                                       3.91
 2/13/1962                                       3.91
 2/14/1962                                       3.90
 2/15/1962                                       3.90
 2/16/1962                                       3.88
 2/19/1962                                       3.86
 2/20/1962                                       3.88
 2/21/1962                                       3.86
 2/22/1962                                       3.86
 2/23/1962                                       3.83
 2/26/1962                                       3.80
 2/27/1962                                       3.80
 2/28/1962                                       3.77
  3/1/1962                                       3.71
  3/2/1962                                       3.72
  3/5/1962                                       3.74
  3/6/1962                                       3.74
  3/7/1962                                       3.74
  3/8/1962                                       3.72
  3/9/1962                                       3.71
 3/12/1962                                       3.73
 3/13/1962                                       3.70
 3/14/1962                                       3.72
 3/15/1962                                       3.73
 3/16/1962                                       3.72
 3/19/1962                                       3.71
 3/20/1962                                       3.67
 3/21/1962                                       3.61
 3/22/1962                                       3.58
 3/23/1962                                       3.62
 3/26/1962                                       3.65
 3/27/1962                                       3.65
 3/28/1962                                       3.64
 3/29/1962                                       3.64
 3/30/1962                                       3.61
  4/2/1962                                       3.58
  4/3/1962                                       3.55
  4/4/1962                                       3.51
  4/5/1962                                       3.56
  4/6/1962                                       3.55
  4/9/1962                                       3.57
 4/10/1962                                       3.57
 4/11/1962                                       3.61
 4/12/1962                                       3.61
 4/13/1962                                       3.60
 4/16/1962                                       3.60
 4/17/1962                                       3.60
 4/18/1962                                       3.60
 4/19/1962                                       3.60
 4/20/1962                                       3.60
 4/23/1962                                       3.63
 4/24/1962                                       3.65
 4/25/1962                                       3.66
 4/26/1962                                       3.66
 4/27/1962                                       3.64
 4/30/1962                                       3.64
  5/1/1962                                       3.63
  5/2/1962                                       3.64
  5/3/1962                                       3.64
  5/4/1962                                       3.64
  5/7/1962                                       3.64
  5/8/1962                                       3.62
  5/9/1962                                       3.60
 5/10/1962                                       3.61
 5/11/1962                                       3.61
 5/14/1962                                       3.63
 5/15/1962                                       3.67
 5/16/1962                                       3.67
 5/17/1962                                       3.67
 5/18/1962                                       3.72
 5/21/1962                                       3.74
 5/22/1962                                       3.71
 5/23/1962                                       3.69
 5/24/1962                                       3.68
 5/25/1962                                       3.66
 5/28/1962                                       3.65
 5/29/1962                                       3.66
 5/30/1962                                       3.66
 5/31/1962                                       3.66
  6/1/1962                                       3.64
  6/4/1962                                       3.63
  6/5/1962                                       3.64
  6/6/1962                                       3.62
  6/7/1962                                       3.60
  6/8/1962                                       3.60
 6/11/1962                                       3.59
 6/12/1962                                       3.57
 6/13/1962                                       3.57
 6/14/1962                                       3.60
 6/15/1962                                       3.60
 6/18/1962                                       3.61
 6/19/1962                                       3.64
 6/20/1962                                       3.63
 6/21/1962                                       3.61
 6/22/1962                                       3.61
 6/25/1962                                       3.68
 6/26/1962                                       3.71
 6/27/1962                                       3.68
 6/28/1962                                       3.76
 6/29/1962                                       3.76
  7/2/1962                                       3.77
  7/3/1962                                       3.76
  7/4/1962                                       3.76
  7/5/1962                                       3.78
  7/6/1962                                       3.79
  7/9/1962                                       3.83
 7/10/1962                                       3.81
 7/11/1962                                       3.77
 7/12/1962                                       3.78
 7/13/1962                                       3.78
 7/16/1962                                       3.80
 7/17/1962                                       3.82
 7/18/1962                                       3.83
 7/19/1962                                       3.83
 7/20/1962                                       3.82
 7/23/1962                                       3.81
 7/24/1962                                       3.82
 7/25/1962                                       3.83
 7/26/1962                                       3.82
 7/27/1962                                       3.79
 7/30/1962                                       3.81
 7/31/1962                                       3.82
  8/1/1962                                       3.80
  8/2/1962                                       3.76
  8/3/1962                                       3.77
  8/6/1962                                       3.76
  8/7/1962                                       3.79
  8/8/1962                                       3.78
  8/9/1962                                       3.76
 8/10/1962                                       3.76
 8/13/1962                                       3.74
 8/14/1962                                       3.73
 8/15/1962                                       3.72
 8/16/1962                                       3.69
 8/17/1962                                       3.69
 8/20/1962                                       3.66
 8/21/1962                                       3.66
 8/22/1962                                       3.66
 8/23/1962                                       3.66
 8/24/1962                                       3.66
 8/27/1962                                       3.67
 8/28/1962                                       3.67
 8/29/1962                                       3.67
 8/30/1962                                       3.66
 8/31/1962                                       3.66
  9/3/1962                                       3.66
  9/4/1962                                       3.67
  9/5/1962                                       3.68
  9/6/1962                                       3.72
  9/7/1962                                       3.74
 9/10/1962                                       3.72
 9/11/1962                                       3.72
 9/12/1962                                       3.72
 9/13/1962                                       3.72
 9/14/1962                                       3.72
 9/17/1962                                       3.71
 9/18/1962                                       3.71
 9/19/1962                                       3.71
 9/20/1962                                       3.71
 9/21/1962                                       3.71
 9/24/1962                                       3.69
 9/25/1962                                       3.68
 9/26/1962                                       3.67
 9/27/1962                                       3.67
 9/28/1962                                       3.66
 10/1/1962                                       3.64
 10/2/1962                                       3.62
 10/3/1962                                       3.60
 10/4/1962                                       3.60
 10/5/1962                                       3.62
 10/8/1962                                       3.64
 10/9/1962                                       3.64
10/10/1962                                       3.62
10/11/1962                                       3.63
10/12/1962                                       3.63
10/15/1962                                       3.63
10/16/1962                                       3.63
10/17/1962                                       3.64
10/18/1962                                       3.63
10/19/1962                                       3.62
10/22/1962                                       3.64
10/23/1962                                       3.67
10/24/1962                                       3.67
10/25/1962                                       3.67
10/26/1962                                       3.65
10/29/1962                                       3.64
10/30/1962                                       3.63
10/31/1962                                       3.64
 11/1/1962                                       3.63
 11/2/1962                                       3.62
 11/5/1962                                       3.61
 11/6/1962                                       3.61
 11/7/1962                                       3.60
 11/8/1962                                       3.59
 11/9/1962                                       3.57
11/12/1962                                       3.57
11/13/1962                                       3.58
11/14/1962                                       3.59
11/15/1962                                       3.59
11/16/1962                                       3.63
11/19/1962                                       3.62
11/20/1962                                       3.61
11/21/1962                                       3.59
11/22/1962                                       3.59
11/23/1962                                       3.59
11/26/1962                                       3.60
11/27/1962                                       3.60
11/28/1962                                       3.59
11/29/1962                                       3.59
11/30/1962                                       3.59
 12/3/1962                                       3.60
 12/4/1962                                       3.61
 12/5/1962                                       3.61
 12/6/1962                                       3.60
 12/7/1962                                       3.59
12/10/1962                                       3.58
12/11/1962                                       3.57
12/12/1962                                       3.57
12/13/1962                                       3.57
12/14/1962                                       3.57
12/17/1962                                       3.56
12/18/1962                                       3.55
12/19/1962                                       3.55
12/20/1962                                       3.54
12/21/1962                                       3.51
12/24/1962                                       3.50
12/25/1962                                       3.50
12/26/1962                                       3.50
12/27/1962                                       3.52
12/28/1962                                       3.56
12/31/1962                                       3.56
  1/1/1963                                       3.56
  1/2/1963                                       3.53
  1/3/1963                                       3.53
  1/4/1963                                       3.56
  1/7/1963                                       3.57
  1/8/1963                                       3.56
  1/9/1963                                       3.56
 1/10/1963                                       3.55
 1/11/1963                                       3.54
 1/14/1963                                       3.54
 1/15/1963                                       3.53
 1/16/1963                                       3.53
 1/17/1963                                       3.56
 1/18/1963                                       3.57
 1/21/1963                                       3.60
 1/22/1963                                       3.62
 1/23/1963                                       3.62
 1/24/1963                                       3.62
 1/25/1963                                       3.61
 1/28/1963                                       3.62
 1/29/1963                                       3.63
 1/30/1963                                       3.63
 1/31/1963                                       3.65
  2/1/1963                                       3.66
  2/4/1963                                       3.66
  2/5/1963                                       3.66
  2/6/1963                                       3.65
  2/7/1963                                       3.65
  2/8/1963                                       3.65
 2/11/1963                                       3.65
 2/12/1963                                       3.65
 2/13/1963                                       3.65
 2/14/1963                                       3.65
 2/15/1963                                       3.64
 2/18/1963                                       3.64
 2/19/1963                                       3.66
 2/20/1963                                       3.66
 2/21/1963                                       3.68
 2/22/1963                                       3.68
 2/25/1963                                       3.68
 2/26/1963                                       3.68
 2/27/1963                                       3.68
 2/28/1963                                       3.68
  3/1/1963                                       3.67
  3/4/1963                                       3.67
  3/5/1963                                       3.67
  3/6/1963                                       3.67
  3/7/1963                                       3.67
  3/8/1963                                       3.67
 3/11/1963                                       3.68
 3/12/1963                                       3.68
 3/13/1963                                       3.68
 3/14/1963                                       3.68
 3/15/1963                                       3.68
 3/18/1963                                       3.68
 3/19/1963                                       3.68
 3/20/1963                                       3.68
 3/21/1963                                       3.68
 3/22/1963                                       3.68
 3/25/1963                                       3.69
 3/26/1963                                       3.71
 3/27/1963                                       3.72
 3/28/1963                                       3.71
 3/29/1963                                       3.71
  4/1/1963                                       3.70
  4/2/1963                                       3.70
  4/3/1963                                       3.71
  4/4/1963                                       3.70
  4/5/1963                                       3.70
  4/8/1963                                       3.72
  4/9/1963                                       3.73
 4/10/1963                                       3.76
 4/11/1963                                       3.74
 4/12/1963                                       3.74
 4/15/1963                                       3.77
 4/16/1963                                       3.76
 4/17/1963                                       3.77
 4/18/1963                                       3.76
 4/19/1963                                       3.75
 4/22/1963                                       3.76
 4/23/1963                                       3.76
 4/24/1963                                       3.76
 4/25/1963                                       3.75
 4/26/1963                                       3.73
 4/29/1963                                       3.74
 4/30/1963                                       3.73
  5/1/1963                                       3.72
  5/2/1963                                       3.72
  5/3/1963                                       3.71
  5/6/1963                                       3.69
  5/7/1963                                       3.68
  5/8/1963                                       3.70
  5/9/1963                                       3.71
 5/10/1963                                       3.71
 5/13/1963                                       3.70
 5/14/1963                                       3.70
 5/15/1963                                       3.69
 5/16/1963                                       3.68
 5/17/1963                                       3.69
 5/20/1963                                       3.71
 5/21/1963                                       3.70
 5/22/1963                                       3.70
 5/23/1963                                       3.71
 5/24/1963                                       3.75
 5/27/1963                                       3.75
 5/28/1963                                       3.77
 5/29/1963                                       3.78
 5/30/1963                                       3.78
 5/31/1963                                       3.78
  6/3/1963                                       3.81
  6/4/1963                                       3.80
  6/5/1963                                       3.80
  6/6/1963                                       3.80
  6/7/1963                                       3.81
 6/10/1963                                       3.80
 6/11/1963                                       3.79
 6/12/1963                                       3.81
 6/13/1963                                       3.81
 6/14/1963                                       3.82
 6/17/1963                                       3.83
 6/18/1963                                       3.83
 6/19/1963                                       3.83
 6/20/1963                                       3.82
 6/21/1963                                       3.82
 6/24/1963                                       3.82
 6/25/1963                                       3.82
 6/26/1963                                       3.82
 6/27/1963                                       3.82
 6/28/1963                                       3.82
  7/1/1963                                       3.82
  7/2/1963                                       3.86
  7/3/1963                                       3.86
  7/4/1963                                       3.86
  7/5/1963                                       3.89
  7/8/1963                                       3.92
  7/9/1963                                       3.91
 7/10/1963                                       3.90
 7/11/1963                                       3.91
 7/12/1963                                       3.90
 7/15/1963                                       3.90
 7/16/1963                                       3.91
 7/17/1963                                       3.92
 7/18/1963                                       3.91
 7/19/1963                                       3.90
 7/22/1963                                       3.91
 7/23/1963                                       3.91
 7/24/1963                                       3.90
 7/25/1963                                       3.89
 7/26/1963                                       3.88
 7/29/1963                                       3.87
 7/30/1963                                       3.88
 7/31/1963                                       3.88
  8/1/1963                                       3.87
  8/2/1963                                       3.86
  8/5/1963                                       3.87
  8/6/1963                                       3.87
  8/7/1963                                       3.88
  8/8/1963                                       3.88
  8/9/1963                                       3.88
 8/12/1963                                       3.90
 8/13/1963                                       3.90
 8/14/1963                                       3.90
 8/15/1963                                       3.89
 8/16/1963                                       3.89
 8/19/1963                                       3.88
 8/20/1963                                       3.88
 8/21/1963                                       3.89
 8/22/1963                                       3.89
 8/23/1963                                       3.89
 8/26/1963                                       3.89
 8/27/1963                                       3.90
 8/28/1963                                       3.90
 8/29/1963                                       3.91
 8/30/1963                                       3.93
  9/2/1963                                       3.93
  9/3/1963                                       3.94
  9/4/1963                                       3.94
  9/5/1963                                       3.97
  9/6/1963                                       3.97
  9/9/1963                                       3.97
 9/10/1963                                       3.97
 9/11/1963                                       3.96
 9/12/1963                                       3.97
 9/13/1963                                       3.97
 9/16/1963                                       3.97
 9/17/1963                                       3.97
 9/18/1963                                       3.96
 9/19/1963                                       3.95
 9/20/1963                                       3.94
 9/23/1963                                       3.94
 9/24/1963                                       3.95
 9/25/1963                                       3.95
 9/26/1963                                       3.95
 9/27/1963                                       3.94
 9/30/1963                                       3.94
 10/1/1963                                       3.93
 10/2/1963                                       3.93
 10/3/1963                                       3.93
 10/4/1963                                       3.94
 10/7/1963                                       3.95
 10/8/1963                                       3.96
 10/9/1963                                       3.97
10/10/1963                                       3.97
10/11/1963                                       3.96
10/14/1963                                       3.96
10/15/1963                                       3.97
10/16/1963                                       3.97
10/17/1963                                       3.98
10/18/1963                                       3.99
10/21/1963                                       3.99
10/22/1963                                       3.98
10/23/1963                                       3.98
10/24/1963                                       3.97
10/25/1963                                       3.98
10/28/1963                                       3.98
10/29/1963                                       4.00
10/30/1963                                       4.00
10/31/1963                                       4.01
 11/1/1963                                       4.01
 11/4/1963                                       4.02
 11/5/1963                                       4.02
 11/6/1963                                       4.04
 11/7/1963                                       4.04
 11/8/1963                                       4.05
11/11/1963                                       4.05
11/12/1963                                       4.03
11/13/1963                                       4.04
11/14/1963                                       4.02
11/15/1963                                       4.00
11/18/1963                                       4.00
11/19/1963                                       4.00
11/20/1963                                       4.00
11/21/1963                                       4.00
11/22/1963                                       4.00
11/25/1963                                       4.00
11/26/1963                                       3.98
11/27/1963                                       3.99
11/28/1963                                       3.99
11/29/1963                                       3.99
 12/2/1963                                       4.01
 12/3/1963                                       4.02
 12/4/1963                                       4.01
 12/5/1963                                       4.01
 12/6/1963                                       4.01
 12/9/1963                                       4.01
12/10/1963                                       4.02
12/11/1963                                       4.03
12/12/1963                                       4.04
12/13/1963                                       4.05
12/16/1963                                       4.07
12/17/1963                                       4.07
12/18/1963                                       4.06
12/19/1963                                       4.06
12/20/1963                                       4.07
12/23/1963                                       4.07
12/24/1963                                       4.07
12/25/1963                                       4.07
12/26/1963                                       4.06
12/27/1963                                       4.05
12/30/1963                                       4.05
12/31/1963                                       4.06
  1/1/1964                                       4.06
  1/2/1964                                       4.07
  1/3/1964                                       4.07
  1/6/1964                                       4.08
  1/7/1964                                       4.08
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  1/9/1964                                       4.09
 1/10/1964                                       4.10
 1/13/1964                                       4.08
 1/14/1964                                       4.08
 1/15/1964                                       4.09
 1/16/1964                                       4.08
 1/17/1964                                       4.07
 1/20/1964                                       4.06
 1/21/1964                                       4.05
 1/22/1964                                       4.05
 1/23/1964                                       4.05
 1/24/1964                                       4.06
 1/27/1964                                       4.06
 1/28/1964                                       4.06
 1/29/1964                                       4.06
 1/30/1964                                       4.05
 1/31/1964                                       4.03
  2/3/1964                                       4.02
  2/4/1964                                       4.03
  2/5/1964                                       4.02
  2/6/1964                                       4.01
  2/7/1964                                       4.01
 2/10/1964                                       4.02
 2/11/1964                                       4.02
 2/12/1964                                       4.02
 2/13/1964                                       4.02
 2/14/1964                                       4.02
 2/17/1964                                       4.02
 2/18/1964                                       4.03
 2/19/1964                                       4.03
 2/20/1964                                       4.04
 2/21/1964                                       4.04
 2/24/1964                                       4.05
 2/25/1964                                       4.06
 2/26/1964                                       4.05
 2/27/1964                                       4.07
 2/28/1964                                       4.10
  3/2/1964                                       4.10
  3/3/1964                                       4.10
  3/4/1964                                       4.11
  3/5/1964                                       4.10
  3/6/1964                                       4.11
  3/9/1964                                       4.10
 3/10/1964                                       4.11
 3/11/1964                                       4.12
 3/12/1964                                       4.12
 3/13/1964                                       4.11
 3/16/1964                                       4.11
 3/17/1964                                       4.12
 3/18/1964                                       4.14
 3/19/1964                                       4.16
 3/20/1964                                       4.17
 3/23/1964                                       4.19
 3/24/1964                                       4.21
 3/25/1964                                       4.20
 3/26/1964                                       4.19
 3/27/1964                                       4.19
 3/30/1964                                       4.18
 3/31/1964                                       4.16
  4/1/1964                                       4.17
  4/2/1964                                       4.18
  4/3/1964                                       4.20
  4/6/1964                                       4.19
  4/7/1964                                       4.18
  4/8/1964                                       4.16
  4/9/1964                                       4.14
 4/10/1964                                       4.15
 4/13/1964                                       4.16
 4/14/1964                                       4.16
 4/15/1964                                       4.15
 4/16/1964                                       4.14
 4/17/1964                                       4.14
 4/20/1964                                       4.14
 4/21/1964                                       4.14
 4/22/1964                                       4.14
 4/23/1964                                       4.14
 4/24/1964                                       4.15
 4/27/1964                                       4.15
 4/28/1964                                       4.15
 4/29/1964                                       4.14
 4/30/1964                                       4.13
  5/1/1964                                       4.12
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  5/5/1964                                       4.10
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 5/11/1964                                       4.04
 5/12/1964                                       4.03
 5/13/1964                                       4.02
 5/14/1964                                       4.01
 5/15/1964                                       4.02
 5/18/1964                                       4.02
 5/19/1964                                       4.02
 5/20/1964                                       4.05
 5/21/1964                                       4.05
 5/22/1964                                       4.04
 5/25/1964                                       4.03
 5/26/1964                                       4.03
 5/27/1964                                       4.03
 5/28/1964                                       4.03
 5/29/1964                                       4.03
  6/1/1964                                       4.03
  6/2/1964                                       4.03
  6/3/1964                                       4.03
  6/4/1964                                       4.03
  6/5/1964                                       4.02
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  6/9/1964                                       4.01
 6/10/1964                                       4.02
 6/11/1964                                       4.02
 6/12/1964                                       4.02
 6/15/1964                                       4.02
 6/16/1964                                       4.02
 6/17/1964                                       4.02
 6/18/1964                                       4.01
 6/19/1964                                       4.01
 6/22/1964                                       4.00
 6/23/1964                                       4.02
 6/24/1964                                       4.03
 6/25/1964                                       4.02
 6/26/1964                                       4.01
 6/29/1964                                       4.01
 6/30/1964                                       4.01
  7/1/1964                                       4.01
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  7/8/1964                                       4.00
  7/9/1964                                       4.01
 7/10/1964                                       4.01
 7/13/1964                                       4.02
 7/14/1964                                       4.02
 7/15/1964                                       4.02
 7/16/1964                                       4.03
 7/17/1964                                       4.04
 7/20/1964                                       4.05
 7/21/1964                                       4.05
 7/22/1964                                       4.04
 7/23/1964                                       4.03
 7/24/1964                                       4.03
 7/27/1964                                       4.03
 7/28/1964                                       4.04
 7/29/1964                                       4.05
 7/30/1964                                       4.05
 7/31/1964                                       4.04
  8/3/1964                                       4.04
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  8/5/1964                                       4.04
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  8/7/1964                                       4.05
 8/10/1964                                       4.06
 8/11/1964                                       4.07
 8/12/1964                                       4.06
 8/13/1964                                       4.06
 8/14/1964                                       4.05
 8/17/1964                                       4.05
 8/18/1964                                       4.05
 8/19/1964                                       4.05
 8/20/1964                                       4.05
 8/21/1964                                       4.05
 8/24/1964                                       4.06
 8/25/1964                                       4.06
 8/26/1964                                       4.06
 8/27/1964                                       4.06
 8/28/1964                                       4.07
 8/31/1964                                       4.07
  9/1/1964                                       4.08
  9/2/1964                                       4.09
  9/3/1964                                       4.09
  9/4/1964                                       4.09
  9/7/1964                                       4.09
  9/8/1964                                       4.10
  9/9/1964                                       4.10
 9/10/1964                                       4.09
 9/11/1964                                       4.09
 9/14/1964                                       4.09
 9/15/1964                                       4.10
 9/16/1964                                       4.09
 9/17/1964                                       4.08
 9/18/1964                                       4.07
 9/21/1964                                       4.06
 9/22/1964                                       4.06
 9/23/1964                                       4.06
 9/24/1964                                       4.06
 9/25/1964                                       4.06
 9/28/1964                                       4.04
 9/29/1964                                       4.05
 9/30/1964                                       4.05
 10/1/1964                                       4.05
 10/2/1964                                       4.07
 10/5/1964                                       4.07
 10/6/1964                                       4.07
 10/7/1964                                       4.07
 10/8/1964                                       4.07
 10/9/1964                                       4.08
10/12/1964                                       4.08
10/13/1964                                       4.08
10/14/1964                                       4.08
10/15/1964                                       4.08
10/16/1964                                       4.09
10/19/1964                                       4.09
10/20/1964                                       4.08
10/21/1964                                       4.07
10/22/1964                                       4.07
10/23/1964                                       4.07
10/26/1964                                       4.07
10/27/1964                                       4.06
10/28/1964                                       4.05
10/29/1964                                       4.04
10/30/1964                                       4.05
 11/2/1964                                       4.04
 11/3/1964                                       4.04
 11/4/1964                                       4.04
 11/5/1964                                       4.04
 11/6/1964                                       4.04
 11/9/1964                                       4.03
11/10/1964                                       4.01
11/11/1964                                       4.01
11/12/1964                                       3.99
11/13/1964                                       4.00
11/16/1964                                       4.01
11/17/1964                                       4.01
11/18/1964                                       4.01
11/19/1964                                       4.01
11/20/1964                                       4.01
11/23/1964                                       4.08
11/24/1964                                       4.09
11/25/1964                                       4.10
11/26/1964                                       4.10
11/27/1964                                       4.11
11/30/1964                                       4.13
 12/1/1964                                       4.13
 12/2/1964                                       4.12
 12/3/1964                                       4.09
 12/4/1964                                       4.08
 12/7/1964                                       4.07
 12/8/1964                                       4.06
 12/9/1964                                       4.06
12/10/1964                                       4.06
12/11/1964                                       4.07
12/14/1964                                       4.08
12/15/1964                                       4.08
12/16/1964                                       4.08
12/17/1964                                       4.08
12/18/1964                                       4.09
12/21/1964                                       4.09
12/22/1964                                       4.09
12/23/1964                                       4.09
12/24/1964                                       4.09
12/25/1964                                       4.09
12/28/1964                                       4.09
12/29/1964                                       4.09
12/30/1964                                       4.09
12/31/1964                                       4.12
  1/1/1965                                       4.12
  1/4/1965                                       4.12
  1/5/1965                                       4.11
  1/6/1965                                       4.11
  1/7/1965                                       4.12
  1/8/1965                                       4.12
 1/11/1965                                       4.12
 1/12/1965                                       4.11
 1/13/1965                                       4.10
 1/14/1965                                       4.10
 1/15/1965                                       4.11
 1/18/1965                                       4.11
 1/19/1965                                       4.10
 1/20/1965                                       4.09
 1/21/1965                                       4.08
 1/22/1965                                       4.08
 1/25/1965                                       4.08
 1/26/1965                                       4.09
 1/27/1965                                       4.09
 1/28/1965                                       4.10
 1/29/1965                                       4.11
  2/1/1965                                       4.12
  2/2/1965                                       4.12
  2/3/1965                                       4.13
  2/4/1965                                       4.15
  2/5/1965                                       4.16
  2/8/1965                                       4.15
  2/9/1965                                       4.15
 2/10/1965                                       4.15
 2/11/1965                                       4.15
 2/12/1965                                       4.15
 2/15/1965                                       4.15
 2/16/1965                                       4.15
 2/17/1965                                       4.14
 2/18/1965                                       4.15
 2/19/1965                                       4.16
 2/22/1965                                       4.16
 2/23/1965                                       4.15
 2/24/1965                                       4.15
 2/25/1965                                       4.15
 2/26/1965                                       4.16
  3/1/1965                                       4.16
  3/2/1965                                       4.18
  3/3/1965                                       4.17
  3/4/1965                                       4.17
  3/5/1965                                       4.17
  3/8/1965                                       4.17
  3/9/1965                                       4.18
 3/10/1965                                       4.17
 3/11/1965                                       4.16
 3/12/1965                                       4.16
 3/15/1965                                       4.15
 3/16/1965                                       4.14
 3/17/1965                                       4.12
 3/18/1965                                       4.13
 3/19/1965                                       4.13
 3/22/1965                                       4.13
 3/23/1965                                       4.13
 3/24/1965                                       4.12
 3/25/1965                                       4.13
 3/26/1965                                       4.14
 3/29/1965                                       4.15
 3/30/1965                                       4.14
 3/31/1965                                       4.14
  4/1/1965                                       4.14
  4/2/1965                                       4.15
  4/5/1965                                       4.15
  4/6/1965                                       4.14
  4/7/1965                                       4.14
  4/8/1965                                       4.13
  4/9/1965                                       4.15
 4/12/1965                                       4.15
 4/13/1965                                       4.14
 4/14/1965                                       4.14
 4/15/1965                                       4.15
 4/16/1965                                       4.15
 4/19/1965                                       4.16
 4/20/1965                                       4.16
 4/21/1965                                       4.16
 4/22/1965                                       4.16
 4/23/1965                                       4.16
 4/26/1965                                       4.16
 4/27/1965                                       4.16
 4/28/1965                                       4.16
 4/29/1965                                       4.16
 4/30/1965                                       4.16
  5/3/1965                                       4.16
  5/4/1965                                       4.14
  5/5/1965                                       4.14
  5/6/1965                                       4.14
  5/7/1965                                       4.14
 5/10/1965                                       4.15
 5/11/1965                                       4.15
 5/12/1965                                       4.16
 5/13/1965                                       4.16
 5/14/1965                                       4.15
 5/17/1965                                       4.15
 5/18/1965                                       4.15
 5/19/1965                                       4.15
 5/20/1965                                       4.15
 5/21/1965                                       4.15
 5/24/1965                                       4.15
 5/25/1965                                       4.15
 5/26/1965                                       4.14
 5/27/1965                                       4.14
 5/28/1965                                       4.15
 5/31/1965                                       4.15
  6/1/1965                                       4.15
  6/2/1965                                       4.16
  6/3/1965                                       4.15
  6/4/1965                                       4.15
  6/7/1965                                       4.15
  6/8/1965                                       4.16
  6/9/1965                                       4.16
 6/10/1965                                       4.16
 6/11/1965                                       4.16
 6/14/1965                                       4.15
 6/15/1965                                       4.15
 6/16/1965                                       4.15
 6/17/1965                                       4.15
 6/18/1965                                       4.15
 6/21/1965                                       4.15
 6/22/1965                                       4.15
 6/23/1965                                       4.13
 6/24/1965                                       4.13
 6/25/1965                                       4.13
 6/28/1965                                       4.14
 6/29/1965                                       4.14
 6/30/1965                                       4.14
  7/1/1965                                       4.15
  7/2/1965                                       4.16
  7/5/1965                                       4.16
  7/6/1965                                       4.16
  7/7/1965                                       4.14
  7/8/1965                                       4.14
  7/9/1965                                       4.15
 7/12/1965                                       4.15
 7/13/1965                                       4.15
 7/14/1965                                       4.15
 7/15/1965                                       4.15
 7/16/1965                                       4.15
 7/19/1965                                       4.14
 7/20/1965                                       4.14
 7/21/1965                                       4.14
 7/22/1965                                       4.15
 7/23/1965                                       4.15
 7/26/1965                                       4.15
 7/27/1965                                       4.15
 7/28/1965                                       4.15
 7/29/1965                                       4.17
 7/30/1965                                       4.18
  8/2/1965                                       4.18
  8/3/1965                                       4.18
  8/4/1965                                       4.18
  8/5/1965                                       4.19
  8/6/1965                                       4.19
  8/9/1965                                       4.19
 8/10/1965                                       4.19
 8/11/1965                                       4.20
 8/12/1965                                       4.20
 8/13/1965                                       4.20
 8/16/1965                                       4.20
 8/17/1965                                       4.22
 8/18/1965                                       4.22
 8/19/1965                                       4.21
 8/20/1965                                       4.20
 8/23/1965                                       4.21
 8/24/1965                                       4.22
 8/25/1965                                       4.21
 8/26/1965                                       4.22
 8/27/1965                                       4.22
 8/30/1965                                       4.22
 8/31/1965                                       4.22
  9/1/1965                                       4.23
  9/2/1965                                       4.23
  9/3/1965                                       4.22
  9/6/1965                                       4.22
  9/7/1965                                       4.23
  9/8/1965                                       4.23
  9/9/1965                                       4.24
 9/10/1965                                       4.24
 9/13/1965                                       4.23
 9/14/1965                                       4.23
 9/15/1965                                       4.24
 9/16/1965                                       4.23
 9/17/1965                                       4.23
 9/20/1965                                       4.23
 9/21/1965                                       4.24
 9/22/1965                                       4.25
 9/23/1965                                       4.26
 9/24/1965                                       4.27
 9/27/1965                                       4.27
 9/28/1965                                       4.30
 9/29/1965                                       4.34
 9/30/1965                                       4.33
 10/1/1965                                       4.34
 10/4/1965                                       4.33
 10/5/1965                                       4.32
 10/6/1965                                       4.31
 10/7/1965                                       4.31
 10/8/1965                                       4.31
10/11/1965                                       4.31
10/12/1965                                       4.31
10/13/1965                                       4.30
10/14/1965                                       4.31
10/15/1965                                       4.33
10/18/1965                                       4.34
10/19/1965                                       4.34
10/20/1965                                       4.35
10/21/1965                                       4.35
10/22/1965                                       4.34
10/25/1965                                       4.37
10/26/1965                                       4.37
10/27/1965                                       4.37
10/28/1965                                       4.39
10/29/1965                                       4.40
 11/1/1965                                       4.43
 11/2/1965                                       4.43
 11/3/1965                                       4.44
 11/4/1965                                       4.45
 11/5/1965                                       4.48
 11/8/1965                                       4.50
 11/9/1965                                       4.50
11/10/1965                                       4.49
11/11/1965                                       4.49
11/12/1965                                       4.47
11/15/1965                                       4.47
11/16/1965                                       4.46
11/17/1965                                       4.46
11/18/1965                                       4.45
11/19/1965                                       4.46
11/22/1965                                       4.45
11/23/1965                                       4.45
11/24/1965                                       4.44
11/25/1965                                       4.44
11/26/1965                                       4.44
11/29/1965                                       4.45
11/30/1965                                       4.47
 12/1/1965                                       4.52
 12/2/1965                                       4.51
 12/3/1965                                       4.52
 12/6/1965                                       4.69
 12/7/1965                                       4.67
 12/8/1965                                       4.69
 12/9/1965                                       4.69
12/10/1965                                       4.69
12/13/1965                                       4.74
12/14/1965                                       4.77
12/15/1965                                       4.77
12/16/1965                                       4.76
12/17/1965                                       4.75
12/20/1965                                       4.71
12/21/1965                                       4.74
12/22/1965                                       4.76
12/23/1965                                       4.78
12/24/1965                                       4.78
12/27/1965                                       4.77
12/28/1965                                       4.79
12/29/1965                                       4.81
12/30/1965                                       4.84
12/31/1965                                       4.88
  1/3/1966                                       4.88
  1/4/1966                                       4.89
  1/5/1966                                       4.87
  1/6/1966                                       4.84
  1/7/1966                                       4.83
 1/10/1966                                       4.84
 1/11/1966                                       4.83
 1/12/1966                                       4.77
 1/13/1966                                       4.79
 1/14/1966                                       4.82
 1/17/1966                                       4.84
 1/18/1966                                       4.83
 1/19/1966                                       4.83
 1/20/1966                                       4.84
 1/21/1966                                       4.85
 1/24/1966                                       4.88
 1/25/1966                                       4.90
 1/26/1966                                       4.91
 1/27/1966                                       4.92
 1/28/1966                                       4.95
 1/31/1966                                       4.98
  2/1/1966                                       4.94
  2/2/1966                                       4.95
  2/3/1966                                       4.95
  2/4/1966                                       4.95
  2/7/1966                                       4.99
  2/8/1966                                       4.97
  2/9/1966                                       4.97
 2/10/1966                                       4.98
 2/11/1966                                       5.01
 2/14/1966                                       5.00
 2/15/1966                                       5.00
 2/16/1966                                       5.00
 2/17/1966                                       4.97
 2/18/1966                                       4.98
 2/21/1966                                       5.00
 2/22/1966                                       5.00
 2/23/1966                                       5.00
 2/24/1966                                       4.99
 2/25/1966                                       5.02
 2/28/1966                                       5.03
  3/1/1966                                       5.02
  3/2/1966                                       5.00
  3/3/1966                                       4.99
  3/4/1966                                       4.97
  3/7/1966                                       4.97
  3/8/1966                                       4.95
  3/9/1966                                       4.96
 3/10/1966                                       4.98
 3/11/1966                                       4.99
 3/14/1966                                       4.95
 3/15/1966                                       4.91
 3/16/1966                                       4.91
 3/17/1966                                       4.88
 3/18/1966                                       4.88
 3/21/1966                                       4.84
 3/22/1966                                       4.84
 3/23/1966                                       4.81
 3/24/1966                                       4.88
 3/25/1966                                       4.95
 3/28/1966                                       4.93
 3/29/1966                                       4.91
 3/30/1966                                       4.81
 3/31/1966                                       4.84
  4/1/1966                                       4.81
  4/4/1966                                       4.81
  4/5/1966                                       4.76
  4/6/1966                                       4.79
  4/7/1966                                       4.83
  4/8/1966                                       4.83
 4/11/1966                                       4.83
 4/12/1966                                       4.83
 4/13/1966                                       4.84
 4/14/1966                                       4.84
 4/15/1966                                       4.86
 4/18/1966                                       4.84
 4/19/1966                                       4.83
 4/20/1966                                       4.85
 4/21/1966                                       4.83
 4/22/1966                                       4.83
 4/25/1966                                       4.84
 4/26/1966                                       4.86
 4/27/1966                                       4.85
 4/28/1966                                       4.84
 4/29/1966                                       4.85
  5/2/1966                                       4.86
  5/3/1966                                       4.86
  5/4/1966                                       4.86
  5/5/1966                                       4.87
  5/6/1966                                       4.86
  5/9/1966                                       4.82
 5/10/1966                                       4.82
 5/11/1966                                       4.85
 5/12/1966                                       4.84
 5/13/1966                                       4.85
 5/16/1966                                       4.85
 5/17/1966                                       4.84
 5/18/1966                                       4.84
 5/19/1966                                       4.86
 5/20/1966                                       4.88
 5/23/1966                                       4.92
 5/24/1966                                       4.96
 5/25/1966                                       4.97
 5/26/1966                                       4.99
 5/27/1966                                       5.00
 5/30/1966                                       5.00
 5/31/1966                                       5.00
  6/1/1966                                       5.02
  6/2/1966                                       4.99
  6/3/1966                                       5.01
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  6/8/1966                                       5.02
  6/9/1966                                       5.02
 6/10/1966                                       5.01
 6/13/1966                                       5.00
 6/14/1966                                       5.00
 6/15/1966                                       4.93
 6/16/1966                                       4.90
 6/17/1966                                       4.90
 6/20/1966                                       4.88
 6/21/1966                                       4.88
 6/22/1966                                       4.89
 6/23/1966                                       4.88
 6/24/1966                                       4.94
 6/27/1966                                       4.98
 6/28/1966                                       5.02
 6/29/1966                                       5.01
 6/30/1966                                       5.09
  7/1/1966                                       5.11
  7/4/1966                                       5.11
  7/5/1966                                       5.09
  7/6/1966                                       5.08
  7/7/1966                                       5.10
  7/8/1966                                       5.13
 7/11/1966                                       5.19
 7/12/1966                                       5.19
 7/13/1966                                       5.20
 7/14/1966                                       5.22
 7/15/1966                                       5.21
 7/18/1966                                       5.16
 7/19/1966                                       5.15
 7/20/1966                                       5.16
 7/21/1966                                       5.18
 7/22/1966                                       5.18
 7/25/1966                                       5.17
 7/26/1966                                       5.18
 7/27/1966                                       5.19
 7/28/1966                                       5.24
 7/29/1966                                       5.26
  8/1/1966                                       5.26
  8/2/1966                                       5.25
  8/3/1966                                       5.28
  8/4/1966                                       5.28
  8/5/1966                                       5.30
  8/8/1966                                       5.30
  8/9/1966                                       5.32
 8/10/1966                                       5.33
 8/11/1966                                       5.35
 8/12/1966                                       5.37
 8/15/1966                                       5.42
 8/16/1966                                       5.49
 8/17/1966                                       5.54
 8/18/1966                                       5.60
 8/19/1966                                       5.62
 8/22/1966                                       5.58
 8/23/1966                                       5.63
 8/24/1966                                       5.68
 8/25/1966                                       5.73
 8/26/1966                                       5.83
 8/29/1966                                       5.89
 8/30/1966                                       5.85
 8/31/1966                                       5.68
  9/1/1966                                       5.63
  9/2/1966                                       5.55
  9/5/1966                                       5.55
  9/6/1966                                       5.53
  9/7/1966                                       5.54
  9/8/1966                                       5.53
  9/9/1966                                       5.51
 9/12/1966                                       5.51
 9/13/1966                                       5.48
 9/14/1966                                       5.54
 9/15/1966                                       5.56
 9/16/1966                                       5.55
 9/19/1966                                       5.64
 9/20/1966                                       5.60
 9/21/1966                                       5.53
 9/22/1966                                       5.47
 9/23/1966                                       5.47
 9/26/1966                                       5.44
 9/27/1966                                       5.39
 9/28/1966                                       5.35
 9/29/1966                                       5.25
 9/30/1966                                       5.34
 10/3/1966                                       5.37
 10/4/1966                                       5.32
 10/5/1966                                       5.27
 10/6/1966                                       5.24
 10/7/1966                                       5.26
10/10/1966                                       5.30
10/11/1966                                       5.29
10/12/1966                                       5.29
10/13/1966                                       5.29
10/14/1966                                       5.29
10/17/1966                                       5.26
10/18/1966                                       5.24
10/19/1966                                       5.25
10/20/1966                                       5.28
10/21/1966                                       5.23
10/24/1966                                       5.23
10/25/1966                                       5.24
10/26/1966                                       5.27
10/27/1966                                       5.28
10/28/1966                                       5.22
10/31/1966                                       5.22
 11/1/1966                                       5.26
 11/2/1966                                       5.32
 11/3/1966                                       5.33
 11/4/1966                                       5.37
 11/7/1966                                       5.36
 11/8/1966                                       5.36
 11/9/1966                                       5.35
11/10/1966                                       5.39
11/11/1966                                       5.39
11/14/1966                                       5.41
11/15/1966                                       5.41
11/16/1966                                       5.42
11/17/1966                                       5.42
11/18/1966                                       5.41
11/21/1966                                       5.36
11/22/1966                                       5.38
11/23/1966                                       5.39
11/24/1966                                       5.39
11/25/1966                                       5.39
11/28/1966                                       5.35
11/29/1966                                       5.31
11/30/1966                                       5.28
 12/1/1966                                       5.25
 12/2/1966                                       5.22
 12/5/1966                                       5.24
 12/6/1966                                       5.25
 12/7/1966                                       5.22
 12/8/1966                                       5.24
 12/9/1966                                       5.18
12/12/1966                                       5.10
12/13/1966                                       5.05
12/14/1966                                       5.03
12/15/1966                                       4.91
12/16/1966                                       4.92
12/19/1966                                       4.86
12/20/1966                                       4.85
12/21/1966                                       4.84
12/22/1966                                       4.85
12/23/1966                                       4.84
12/26/1966                                       4.84
12/27/1966                                       4.87
12/28/1966                                       4.76
12/29/1966                                       4.80
12/30/1966                                       4.80
  1/2/1967                                       4.80
  1/3/1967                                       4.84
  1/4/1967                                       4.80
  1/5/1967                                       4.75
  1/6/1967                                       4.76
  1/9/1967                                       4.82
 1/10/1967                                       4.81
 1/11/1967                                       4.69
 1/12/1967                                       4.70
 1/13/1967                                       4.66
 1/16/1967                                       4.60
 1/17/1967                                       4.61
 1/18/1967                                       4.64
 1/19/1967                                       4.69
 1/20/1967                                       4.70
 1/23/1967                                       4.70
 1/24/1967                                       4.75
 1/25/1967                                       4.74
 1/26/1967                                       4.63
 1/27/1967                                       4.61
 1/30/1967                                       4.61
 1/31/1967                                       4.67
  2/1/1967                                       4.68
  2/2/1967                                       4.65
  2/3/1967                                       4.66
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  2/7/1967                                       4.68
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  2/9/1967                                       4.66
 2/10/1967                                       4.72
 2/13/1967                                       4.72
 2/14/1967                                       4.74
 2/15/1967                                       4.78
 2/16/1967                                       4.78
 2/17/1967                                       4.79
 2/20/1967                                       4.80
 2/21/1967                                       4.81
 2/22/1967                                       4.81
 2/23/1967                                       4.83
 2/24/1967                                       4.79
 2/27/1967                                       4.78
 2/28/1967                                       4.78
  3/1/1967                                       4.70
  3/2/1967                                       4.64
  3/3/1967                                       4.62
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  3/8/1967                                       4.63
  3/9/1967                                       4.60
 3/10/1967                                       4.60
 3/13/1967                                       4.59
 3/14/1967                                       4.57
 3/15/1967                                       4.51
 3/16/1967                                       4.44
 3/17/1967                                       4.47
 3/20/1967                                       4.44
 3/21/1967                                       4.49
 3/22/1967                                       4.50
 3/23/1967                                       4.47
 3/24/1967                                       4.47
 3/27/1967                                       4.50
 3/28/1967                                       4.48
 3/29/1967                                       4.48
 3/30/1967                                       4.44
 3/31/1967                                       4.42
  4/3/1967                                       4.42
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  4/6/1967                                       4.40
  4/7/1967                                       4.38
 4/10/1967                                       4.38
 4/11/1967                                       4.41
 4/12/1967                                       4.43
 4/13/1967                                       4.48
 4/14/1967                                       4.49
 4/17/1967                                       4.54
 4/18/1967                                       4.55
 4/19/1967                                       4.52
 4/20/1967                                       4.52
 4/21/1967                                       4.54
 4/24/1967                                       4.58
 4/25/1967                                       4.61
 4/26/1967                                       4.63
 4/27/1967                                       4.67
 4/28/1967                                       4.72
  5/1/1967                                       4.70
  5/2/1967                                       4.68
  5/3/1967                                       4.68
  5/4/1967                                       4.69
  5/5/1967                                       4.72
  5/8/1967                                       4.76
  5/9/1967                                       4.77
 5/10/1967                                       4.75
 5/11/1967                                       4.71
 5/12/1967                                       4.68
 5/15/1967                                       4.72
 5/16/1967                                       4.76
 5/17/1967                                       4.76
 5/18/1967                                       4.75
 5/19/1967                                       4.78
 5/22/1967                                       4.82
 5/23/1967                                       4.85
 5/24/1967                                       4.83
 5/25/1967                                       4.81
 5/26/1967                                       4.78
 5/29/1967                                       4.74
 5/30/1967                                       4.74
 5/31/1967                                       4.72
  6/1/1967                                       4.72
  6/2/1967                                       4.73
  6/5/1967                                       4.76
  6/6/1967                                       4.77
  6/7/1967                                       4.77
  6/8/1967                                       4.80
  6/9/1967                                       4.84
 6/12/1967                                       4.89
 6/13/1967                                       4.92
 6/14/1967                                       5.02
 6/15/1967                                       5.02
 6/16/1967                                       5.10
 6/19/1967                                       5.10
 6/20/1967                                       5.17
 6/21/1967                                       5.14
 6/22/1967                                       5.12
 6/23/1967                                       5.15
 6/26/1967                                       5.18
 6/27/1967                                       5.24
 6/28/1967                                       5.23
 6/29/1967                                       5.27
 6/30/1967                                       5.35
  7/3/1967                                       5.36
  7/4/1967                                       5.36
  7/5/1967                                       5.29
  7/6/1967                                       5.25
  7/7/1967                                       5.30
 7/10/1967                                       5.29
 7/11/1967                                       5.22
 7/12/1967                                       5.16
 7/13/1967                                       5.16
 7/14/1967                                       5.16
 7/17/1967                                       5.16
 7/18/1967                                       5.20
 7/19/1967                                       5.22
 7/20/1967                                       5.25
 7/21/1967                                       5.25
 7/24/1967                                       5.31
 7/25/1967                                       5.28
 7/26/1967                                       5.22
 7/27/1967                                       5.17
 7/28/1967                                       5.13
 7/31/1967                                       5.12
  8/1/1967                                       5.18
  8/2/1967                                       5.22
  8/3/1967                                       5.19
  8/4/1967                                       5.25
  8/7/1967                                       5.31
  8/8/1967                                       5.29
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 8/10/1967                                       5.30
 8/11/1967                                       5.32
 8/14/1967                                       5.32
 8/15/1967                                       5.31
 8/16/1967                                       5.31
 8/17/1967                                       5.32
 8/18/1967                                       5.34
 8/21/1967                                       5.37
 8/22/1967                                       5.38
 8/23/1967                                       5.40
 8/24/1967                                       5.37
 8/25/1967                                       5.38
 8/28/1967                                       5.34
 8/29/1967                                       5.32
 8/30/1967                                       5.34
 8/31/1967                                       5.34
  9/1/1967                                       5.32
  9/4/1967                                       5.32
  9/5/1967                                       5.29
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  9/7/1967                                       5.30
  9/8/1967                                       5.37
 9/11/1967                                       5.38
 9/12/1967                                       5.40
 9/13/1967                                       5.37
 9/14/1967                                       5.39
 9/15/1967                                       5.40
 9/18/1967                                       5.42
 9/19/1967                                       5.47
 9/20/1967                                       5.43
 9/21/1967                                       5.45
 9/22/1967                                       5.46
 9/25/1967                                       5.48
 9/26/1967                                       5.47
 9/27/1967                                       5.47
 9/28/1967                                       5.44
 9/29/1967                                       5.38
 10/2/1967                                       5.43
 10/3/1967                                       5.44
 10/4/1967                                       5.47
 10/5/1967                                       5.47
 10/6/1967                                       5.48
 10/9/1967                                       5.49
10/10/1967                                       5.52
10/11/1967                                       5.53
10/12/1967                                       5.53
10/13/1967                                       5.56
10/16/1967                                       5.60
10/17/1967                                       5.61
10/18/1967                                       5.60
10/19/1967                                       5.59
10/20/1967                                       5.57
10/23/1967                                       5.61
10/24/1967                                       5.63
10/25/1967                                       5.63
10/26/1967                                       5.65
10/27/1967                                       5.64
10/30/1967                                       5.67
10/31/1967                                       5.72
 11/1/1967                                       5.76
 11/2/1967                                       5.76
 11/3/1967                                       5.80
 11/6/1967                                       5.83
 11/7/1967                                       5.83
 11/8/1967                                       5.81
 11/9/1967                                       5.83
11/10/1967                                       5.87
11/13/1967                                       5.91
11/14/1967                                       5.81
11/15/1967                                       5.78
11/16/1967                                       5.68
11/17/1967                                       5.72
11/20/1967                                       5.87
11/21/1967                                       5.72
11/22/1967                                       5.68
11/23/1967                                       5.68
11/24/1967                                       5.78
11/27/1967                                       5.78
11/28/1967                                       5.65
11/29/1967                                       5.69
11/30/1967                                       5.77
 12/1/1967                                       5.82
 12/4/1967                                       5.80
 12/5/1967                                       5.77
 12/6/1967                                       5.72
 12/7/1967                                       5.76
 12/8/1967                                       5.78
12/11/1967                                       5.81
12/12/1967                                       5.81
12/13/1967                                       5.74
12/14/1967                                       5.77
12/15/1967                                       5.79
12/18/1967                                       5.75
12/19/1967                                       5.70
12/20/1967                                       5.66
12/21/1967                                       5.70
12/22/1967                                       5.74
12/25/1967                                       5.74
12/26/1967                                       5.70
12/27/1967                                       5.70
12/28/1967                                       5.79
12/29/1967                                       5.78
  1/1/1968                                       5.78
  1/2/1968                                       5.68
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  1/4/1968                                       5.54
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  1/8/1968                                       5.53
  1/9/1968                                       5.54
 1/10/1968                                       5.45
 1/11/1968                                       5.43
 1/12/1968                                       5.42
 1/15/1968                                       5.47
 1/16/1968                                       5.51
 1/17/1968                                       5.46
 1/18/1968                                       5.55
 1/19/1968                                       5.59
 1/22/1968                                       5.61
 1/23/1968                                       5.56
 1/24/1968                                       5.58
 1/25/1968                                       5.52
 1/26/1968                                       5.55
 1/29/1968                                       5.54
 1/30/1968                                       5.55
 1/31/1968                                       5.55
  2/1/1968                                       5.60
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  2/8/1968                                       5.65
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 2/12/1968                                       5.63
 2/13/1968                                       5.58
 2/14/1968                                       5.56
 2/15/1968                                       5.53
 2/16/1968                                       5.49
 2/19/1968                                       5.54
 2/20/1968                                       5.55
 2/21/1968                                       5.55
 2/22/1968                                       5.55
 2/23/1968                                       5.58
 2/26/1968                                       5.61
 2/27/1968                                       5.60
 2/28/1968                                       5.58
 2/29/1968                                       5.57
  3/1/1968                                       5.57
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  3/6/1968                                       5.63
  3/7/1968                                       5.71
  3/8/1968                                       5.78
 3/11/1968                                       5.78
 3/12/1968                                       5.82
 3/13/1968                                       5.90
 3/14/1968                                       6.00
 3/15/1968                                       5.88
 3/18/1968                                       5.78
 3/19/1968                                       5.78
 3/20/1968                                       5.71
 3/21/1968                                       5.78
 3/22/1968                                       5.74
 3/25/1968                                       5.74
 3/26/1968                                       5.78
 3/27/1968                                       5.77
 3/28/1968                                       5.79
 3/29/1968                                       5.76
  4/1/1968                                       5.64
  4/2/1968                                       5.58
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  4/9/1968                                       5.49
 4/10/1968                                       5.48
 4/11/1968                                       5.53
 4/12/1968                                       5.53
 4/15/1968                                       5.62
 4/16/1968                                       5.66
 4/17/1968                                       5.67
 4/18/1968                                       5.72
 4/19/1968                                       5.90
 4/22/1968                                       5.93
 4/23/1968                                       5.84
 4/24/1968                                       5.84
 4/25/1968                                       5.85
 4/26/1968                                       5.84
 4/29/1968                                       5.96
 4/30/1968                                       5.96
  5/1/1968                                       5.92
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 5/10/1968                                       5.97
 5/13/1968                                       5.97
 5/14/1968                                       6.00
 5/15/1968                                       6.02
 5/16/1968                                       6.07
 5/17/1968                                       6.11
 5/20/1968                                       6.15
 5/21/1968                                       6.21
 5/22/1968                                       6.20
 5/23/1968                                       6.13
 5/24/1968                                       6.08
 5/27/1968                                       6.02
 5/28/1968                                       6.06
 5/29/1968                                       6.08
 5/30/1968                                       6.08
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  6/4/1968                                       5.90
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  6/7/1968                                       5.93
 6/10/1968                                       5.92
 6/11/1968                                       5.91
 6/12/1968                                       5.90
 6/13/1968                                       5.88
 6/14/1968                                       5.82
 6/17/1968                                       5.81
 6/18/1968                                       5.82
 6/19/1968                                       5.78
 6/20/1968                                       5.73
 6/21/1968                                       5.74
 6/24/1968                                       5.77
 6/25/1968                                       5.81
 6/26/1968                                       5.81
 6/27/1968                                       5.81
 6/28/1968                                       5.79
  7/1/1968                                       5.77
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  7/3/1968                                       5.71
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  7/8/1968                                       5.65
  7/9/1968                                       5.61
 7/10/1968                                       5.64
 7/11/1968                                       5.65
 7/12/1968                                       5.65
 7/15/1968                                       5.68
 7/16/1968                                       5.68
 7/17/1968                                       5.64
 7/18/1968                                       5.62
 7/19/1968                                       5.56
 7/22/1968                                       5.47
 7/23/1968                                       5.43
 7/24/1968                                       5.46
 7/25/1968                                       5.46
 7/26/1968                                       5.50
 7/29/1968                                       5.53
 7/30/1968                                       5.53
 7/31/1968                                       5.50
  8/1/1968                                       5.47
  8/2/1968                                       5.43
  8/5/1968                                       5.48
  8/6/1968                                       5.50
  8/7/1968                                       5.45
  8/8/1968                                       5.46
  8/9/1968                                       5.47
 8/12/1968                                       5.52
 8/13/1968                                       5.52
 8/14/1968                                       5.51
 8/15/1968                                       5.52
 8/16/1968                                       5.49
 8/19/1968                                       5.49
 8/20/1968                                       5.50
 8/21/1968                                       5.52
 8/22/1968                                       5.55
 8/23/1968                                       5.52
 8/26/1968                                       5.51
 8/27/1968                                       5.51
 8/28/1968                                       5.50
 8/29/1968                                       5.49
 8/30/1968                                       5.48
  9/2/1968                                       5.48
  9/3/1968                                       5.46
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  9/5/1968                                       5.49
  9/6/1968                                       5.51
  9/9/1968                                       5.52
 9/10/1968                                       5.54
 9/11/1968                                       5.52
 9/12/1968                                       5.52
 9/13/1968                                       5.49
 9/16/1968                                       5.48
 9/17/1968                                       5.47
 9/18/1968                                       5.44
 9/19/1968                                       5.43
 9/20/1968                                       5.46
 9/23/1968                                       5.46
 9/24/1968                                       5.44
 9/25/1968                                       5.44
 9/26/1968                                       5.45
 9/27/1968                                       5.46
 9/30/1968                                       5.48
 10/1/1968                                       5.48
 10/2/1968                                       5.48
 10/3/1968                                       5.49
 10/4/1968                                       5.50
 10/7/1968                                       5.54
 10/8/1968                                       5.56
 10/9/1968                                       5.57
10/10/1968                                       5.57
10/11/1968                                       5.55
10/14/1968                                       5.57
10/15/1968                                       5.60
10/16/1968                                       5.57
10/17/1968                                       5.53
10/18/1968                                       5.53
10/21/1968                                       5.56
10/22/1968                                       5.56
10/23/1968                                       5.55
10/24/1968                                       5.60
10/25/1968                                       5.58
10/28/1968                                       5.58
10/29/1968                                       5.60
10/30/1968                                       5.59
10/31/1968                                       5.57
 11/1/1968                                       5.56
 11/4/1968                                       5.60
 11/5/1968                                       5.60
 11/6/1968                                       5.59
 11/7/1968                                       5.61
 11/8/1968                                       5.64
11/11/1968                                       5.64
11/12/1968                                       5.66
11/13/1968                                       5.63
11/14/1968                                       5.63
11/15/1968                                       5.66
11/18/1968                                       5.68
11/19/1968                                       5.70
11/20/1968                                       5.69
11/21/1968                                       5.68
11/22/1968                                       5.69
11/25/1968                                       5.70
11/26/1968                                       5.71
11/27/1968                                       5.71
11/28/1968                                       5.71
11/29/1968                                       5.72
 12/2/1968                                       5.85
 12/3/1968                                       5.96
 12/4/1968                                       5.99
 12/5/1968                                       5.98
 12/6/1968                                       5.97
 12/9/1968                                       6.01
12/10/1968                                       6.04
12/11/1968                                       6.01
12/12/1968                                       6.05
12/13/1968                                       6.02
12/16/1968                                       6.05
12/17/1968                                       6.06
12/18/1968                                       6.11
12/19/1968                                       6.17
12/20/1968                                       6.24
12/23/1968                                       6.32
12/24/1968                                       6.34
12/25/1968                                       6.34
12/26/1968                                       6.28
12/27/1968                                       6.32
12/30/1968                                       6.36
12/31/1968                                       6.33
  1/1/1969                                       6.33
  1/2/1969                                       6.29
  1/3/1969                                       6.28
  1/6/1969                                       6.34
  1/7/1969                                       6.43
  1/8/1969                                       6.38
  1/9/1969                                       6.34
 1/10/1969                                       6.32
 1/13/1969                                       6.30
 1/14/1969                                       6.27
 1/15/1969                                       6.19
 1/16/1969                                       6.11
 1/17/1969                                       6.14
 1/20/1969                                       6.11
 1/21/1969                                       6.15
 1/22/1969                                       6.21
 1/23/1969                                       6.21
 1/24/1969                                       6.19
 1/27/1969                                       6.20
 1/28/1969                                       6.22
 1/29/1969                                       6.24
 1/30/1969                                       6.28
 1/31/1969                                       6.30
  2/3/1969                                       6.32
  2/4/1969                                       6.30
  2/5/1969                                       6.32
  2/6/1969                                       6.34
  2/7/1969                                       6.30
 2/10/1969                                       6.30
 2/11/1969                                       6.27
 2/12/1969                                       6.27
 2/13/1969                                       6.27
 2/14/1969                                       6.29
 2/17/1969                                       6.32
 2/18/1969                                       6.34
 2/19/1969                                       6.36
 2/20/1969                                       6.37
 2/21/1969                                       6.37
 2/24/1969                                       6.35
 2/25/1969                                       6.38
 2/26/1969                                       6.40
 2/27/1969                                       6.45
 2/28/1969                                       6.44
  3/3/1969                                       6.45
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  3/5/1969                                       6.43
  3/6/1969                                       6.45
  3/7/1969                                       6.45
 3/10/1969                                       6.45
 3/11/1969                                       6.45
 3/12/1969                                       6.42
 3/13/1969                                       6.42
 3/14/1969                                       6.39
 3/17/1969                                       6.44
 3/18/1969                                       6.44
 3/19/1969                                       6.40
 3/20/1969                                       6.39
 3/21/1969                                       6.37
 3/24/1969                                       6.35
 3/25/1969                                       6.38
 3/26/1969                                       6.37
 3/27/1969                                       6.38
 3/28/1969                                       6.36
 3/31/1969                                       6.36
  4/1/1969                                       6.32
  4/2/1969                                       6.32
  4/3/1969                                       6.34
  4/4/1969                                       6.34
  4/7/1969                                       6.37
  4/8/1969                                       6.33
  4/9/1969                                       6.26
 4/10/1969                                       6.27
 4/11/1969                                       6.26
 4/14/1969                                       6.20
 4/15/1969                                       6.26
 4/16/1969                                       6.24
 4/17/1969                                       6.27
 4/18/1969                                       6.30
 4/21/1969                                       6.28
 4/22/1969                                       6.26
 4/23/1969                                       6.26
 4/24/1969                                       6.29
 4/25/1969                                       6.30
 4/28/1969                                       6.34
 4/29/1969                                       6.38
 4/30/1969                                       6.37
  5/1/1969                                       6.46
  5/2/1969                                       6.45
  5/5/1969                                       6.45
  5/6/1969                                       6.46
  5/7/1969                                       6.47
  5/8/1969                                       6.46
  5/9/1969                                       6.48
 5/12/1969                                       6.52
 5/13/1969                                       6.49
 5/14/1969                                       6.46
 5/15/1969                                       6.49
 5/16/1969                                       6.54
 5/19/1969                                       6.58
 5/20/1969                                       6.57
 5/21/1969                                       6.55
 5/22/1969                                       6.56
 5/23/1969                                       6.59
 5/26/1969                                       6.62
 5/27/1969                                       6.67
 5/28/1969                                       6.68
 5/29/1969                                       6.69
 5/30/1969                                       6.69
  6/2/1969                                       6.69
  6/3/1969                                       6.69
  6/4/1969                                       6.71
  6/5/1969                                       6.69
  6/6/1969                                       6.68
  6/9/1969                                       6.76
 6/10/1969                                       6.72
 6/11/1969                                       6.73
 6/12/1969                                       6.70
 6/13/1969                                       6.66
 6/16/1969                                       6.64
 6/17/1969                                       6.68
 6/18/1969                                       6.68
 6/19/1969                                       6.74
 6/20/1969                                       6.76
 6/23/1969                                       6.78
 6/24/1969                                       6.82
 6/25/1969                                       6.85
 6/26/1969                                       6.84
 6/27/1969                                       6.88
 6/30/1969                                       6.98
  7/1/1969                                       7.02
  7/2/1969                                       7.04
  7/3/1969                                       7.01
  7/4/1969                                       7.01
  7/7/1969                                       7.02
  7/8/1969                                       7.04
  7/9/1969                                       7.08
 7/10/1969                                       7.04
 7/11/1969                                       6.88
 7/14/1969                                       6.94
 7/15/1969                                       6.97
 7/16/1969                                       6.92
 7/17/1969                                       6.95
 7/18/1969                                       6.97
 7/21/1969                                       6.97
 7/22/1969                                       7.04
 7/23/1969                                       7.05
 7/24/1969                                       7.06
 7/25/1969                                       7.07
 7/28/1969                                       7.07
 7/29/1969                                       7.07
 7/30/1969                                       7.06
 7/31/1969                                       6.98
  8/1/1969                                       6.98
  8/4/1969                                       6.94
  8/5/1969                                       6.91
  8/6/1969                                       6.94
  8/7/1969                                       6.95
  8/8/1969                                       6.98
 8/11/1969                                       7.04
 8/12/1969                                       7.07
 8/13/1969                                       7.07
 8/14/1969                                       7.05
 8/15/1969                                       7.05
 8/18/1969                                       7.01
 8/19/1969                                       7.00
 8/20/1969                                       6.99
 8/21/1969                                       7.01
 8/22/1969                                       7.03
 8/25/1969                                       7.04
 8/26/1969                                       7.09
 8/27/1969                                       7.11
 8/28/1969                                       7.14
 8/29/1969                                       7.13
  9/1/1969                                       7.13
  9/2/1969                                       7.17
  9/3/1969                                       7.24
  9/4/1969                                       7.26
  9/5/1969                                       7.33
  9/8/1969                                       7.39
  9/9/1969                                       7.40
 9/10/1969                                       7.38
 9/11/1969                                       7.44
 9/12/1969                                       7.48
 9/15/1969                                       7.50
 9/16/1969                                       7.54
 9/17/1969                                       7.56
 9/18/1969                                       7.71
 9/19/1969                                       7.72
 9/22/1969                                       7.72
 9/23/1969                                       7.71
 9/24/1969                                       7.74
 9/25/1969                                       7.78
 9/26/1969                                       7.88
 9/29/1969                                       7.94
 9/30/1969                                       8.02
 10/1/1969                                       8.04
 10/2/1969                                       7.98
 10/3/1969                                       7.87
 10/6/1969                                       7.82
 10/7/1969                                       7.75
 10/8/1969                                       7.75
 10/9/1969                                       7.77
10/10/1969                                       7.67
10/13/1969                                       7.67
10/14/1969                                       7.54
10/15/1969                                       7.55
10/16/1969                                       7.44
10/17/1969                                       7.34
10/20/1969                                       7.18
10/21/1969                                       7.12
10/22/1969                                       7.17
10/23/1969                                       7.25
10/24/1969                                       7.26
10/27/1969                                       7.28
10/28/1969                                       7.33
10/29/1969                                       7.34
10/30/1969                                       7.34
10/31/1969                                       7.33
 11/3/1969                                       7.29
 11/4/1969                                       7.29
 11/5/1969                                       7.35
 11/6/1969                                       7.39
 11/7/1969                                       7.35
11/10/1969                                       7.35
11/11/1969                                       7.35
11/12/1969                                       7.43
11/13/1969                                       7.50
11/14/1969                                       7.46
11/17/1969                                       7.55
11/18/1969                                       7.63
11/19/1969                                       7.64
11/20/1969                                       7.73
11/21/1969                                       7.71
11/24/1969                                       7.66
11/25/1969                                       7.64
11/26/1969                                       7.66
11/27/1969                                       7.66
11/28/1969                                       7.61
 12/1/1969                                       7.56
 12/2/1969                                       7.63
 12/3/1969                                       7.72
 12/4/1969                                       7.70
 12/5/1969                                       7.71
 12/8/1969                                       7.75
 12/9/1969                                       7.87
12/10/1969                                       7.97
12/11/1969                                       7.99
12/12/1969                                       7.95
12/15/1969                                       7.95
12/16/1969                                       8.02
12/17/1969                                       8.07
12/18/1969                                       8.07
12/19/1969                                       8.02
12/22/1969                                       8.00
12/23/1969                                       8.08
12/24/1969                                       8.12
12/25/1969                                       8.12
12/26/1969                                       8.14
12/29/1969                                       8.33
12/30/1969                                       8.26
12/31/1969                                       8.22
  1/1/1970                                       8.22
  1/2/1970                                       8.19
  1/5/1970                                       8.19
  1/6/1970                                       8.26
  1/7/1970                                       8.30
  1/8/1970                                       8.25
  1/9/1970                                       8.18
 1/12/1970                                       8.16
 1/13/1970                                       8.13
 1/14/1970                                       8.16
 1/15/1970                                       8.19
 1/16/1970                                       8.08
 1/19/1970                                       8.03
 1/20/1970                                       8.08
 1/21/1970                                       8.06
 1/22/1970                                       8.06
 1/23/1970                                       8.10
 1/26/1970                                       8.15
 1/27/1970                                       8.16
 1/28/1970                                       8.20
 1/29/1970                                       8.28
 1/30/1970                                       8.27
  2/2/1970                                       8.18
  2/3/1970                                       8.15
  2/4/1970                                       8.17
  2/5/1970                                       8.18
  2/6/1970                                       8.13
  2/9/1970                                       8.04
 2/10/1970                                       8.07
 2/11/1970                                       8.05
 2/12/1970                                       8.05
 2/13/1970                                       7.82
 2/16/1970                                       7.80
 2/17/1970                                       7.70
 2/18/1970                                       7.63
 2/19/1970                                       7.56
 2/20/1970                                       7.58
 2/23/1970                                       7.58
 2/24/1970                                       7.61
 2/25/1970                                       7.49
 2/26/1970                                       7.37
 2/27/1970                                       7.31
  3/2/1970                                       7.43
  3/3/1970                                       7.35
  3/4/1970                                       7.27
  3/5/1970                                       7.18
  3/6/1970                                       7.06
  3/9/1970                                       7.04
 3/10/1970                                       7.00
 3/11/1970                                       7.11
 3/12/1970                                       7.16
 3/13/1970                                       7.30
 3/16/1970                                       7.30
 3/17/1970                                       7.48
 3/18/1970                                       7.41
 3/19/1970                                       7.22
 3/20/1970                                       7.22
 3/23/1970                                       7.17
 3/24/1970                                       7.08
 3/25/1970                                       7.05
 3/26/1970                                       7.12
 3/27/1970                                       7.12
 3/30/1970                                       7.22
 3/31/1970                                       7.24
  4/1/1970                                       7.18
  4/2/1970                                       7.24
  4/3/1970                                       7.31
  4/6/1970                                       7.38
  4/7/1970                                       7.35
  4/8/1970                                       7.30
  4/9/1970                                       7.29
 4/10/1970                                       7.29
 4/13/1970                                       7.36
 4/14/1970                                       7.36
 4/15/1970                                       7.42
 4/16/1970                                       7.49
 4/17/1970                                       7.49
 4/20/1970                                       7.49
 4/21/1970                                       7.57
 4/22/1970                                       7.66
 4/23/1970                                       7.66
 4/24/1970                                       7.79
 4/27/1970                                       7.80
 4/28/1970                                       7.82
 4/29/1970                                       7.83
 4/30/1970                                       7.95
  5/1/1970                                       7.98
  5/4/1970                                       8.05
  5/5/1970                                       8.02
  5/6/1970                                       8.01
  5/7/1970                                       7.94
  5/8/1970                                       7.88
 5/11/1970                                       7.97
 5/12/1970                                       7.97
 5/13/1970                                       7.98
 5/14/1970                                       8.01
 5/15/1970                                       7.96
 5/18/1970                                       7.93
 5/19/1970                                       7.92
 5/20/1970                                       7.98
 5/21/1970                                       8.00
 5/22/1970                                       8.02
 5/25/1970                                       8.08
 5/26/1970                                       8.04
 5/27/1970                                       7.92
 5/28/1970                                       7.86
 5/29/1970                                       7.83
  6/1/1970                                       7.73
  6/2/1970                                       7.74
  6/3/1970                                       7.74
  6/4/1970                                       7.76
  6/5/1970                                       7.88
  6/8/1970                                       7.87
  6/9/1970                                       7.83
 6/10/1970                                       7.82
 6/11/1970                                       7.89
 6/12/1970                                       7.98
 6/15/1970                                       7.98
 6/16/1970                                       7.90
 6/17/1970                                       7.96
 6/18/1970                                       7.96
 6/19/1970                                       7.94
 6/22/1970                                       7.88
 6/23/1970                                       7.84
 6/24/1970                                       7.84
 6/25/1970                                       7.83
 6/26/1970                                       7.84
 6/29/1970                                       7.80
 6/30/1970                                       7.77
  7/1/1970                                       7.69
  7/2/1970                                       7.62
  7/3/1970                                       7.62
  7/6/1970                                       7.62
  7/7/1970                                       7.63
  7/8/1970                                       7.65
  7/9/1970                                       7.64
 7/10/1970                                       7.64
 7/13/1970                                       7.62
 7/14/1970                                       7.59
 7/15/1970                                       7.54
 7/16/1970                                       7.48
 7/17/1970                                       7.52
 7/20/1970                                       7.59
 7/21/1970                                       7.58
 7/22/1970                                       7.56
 7/23/1970                                       7.47
 7/24/1970                                       7.54
 7/27/1970                                       7.59
 7/28/1970                                       7.62
 7/29/1970                                       7.61
 7/30/1970                                       7.59
 7/31/1970                                       7.58
  8/3/1970                                       7.60
  8/4/1970                                       7.62
  8/5/1970                                       7.62
  8/6/1970                                       7.62
  8/7/1970                                       7.63
 8/10/1970                                       7.69
 8/11/1970                                       7.67
 8/12/1970                                       7.64
 8/13/1970                                       7.62
 8/14/1970                                       7.66
 8/17/1970                                       7.68
 8/18/1970                                       7.65
 8/19/1970                                       7.59
 8/20/1970                                       7.57
 8/21/1970                                       7.53
 8/24/1970                                       7.44
 8/25/1970                                       7.42
 8/26/1970                                       7.42
 8/27/1970                                       7.45
 8/28/1970                                       7.45
 8/31/1970                                       7.45
  9/1/1970                                       7.43
  9/2/1970                                       7.43
  9/3/1970                                       7.42
  9/4/1970                                       7.37
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  9/8/1970                                       7.40
  9/9/1970                                       7.44
 9/10/1970                                       7.43
 9/11/1970                                       7.40
 9/14/1970                                       7.38
 9/15/1970                                       7.37
 9/16/1970                                       7.31
 9/17/1970                                       7.24
 9/18/1970                                       7.24
 9/21/1970                                       7.22
 9/22/1970                                       7.19
 9/23/1970                                       7.10
 9/24/1970                                       7.13
 9/25/1970                                       7.14
 9/28/1970                                       7.19
 9/29/1970                                       7.18
 9/30/1970                                       7.18
 10/1/1970                                       7.19
 10/2/1970                                       7.17
 10/5/1970                                       7.15
 10/6/1970                                       7.09
 10/7/1970                                       7.07
 10/8/1970                                       7.10
 10/9/1970                                       7.07
10/12/1970                                       7.07
10/13/1970                                       7.07
10/14/1970                                       7.08
10/15/1970                                       7.10
10/16/1970                                       7.11
10/19/1970                                       7.16
10/20/1970                                       7.14
10/21/1970                                       7.15
10/22/1970                                       7.18
10/23/1970                                       7.17
10/26/1970                                       7.17
10/27/1970                                       7.11
10/28/1970                                       7.07
10/29/1970                                       7.03
10/30/1970                                       7.04
 11/2/1970                                       6.95
 11/3/1970                                       6.95
 11/4/1970                                       6.96
 11/5/1970                                       6.89
 11/6/1970                                       6.86
 11/9/1970                                       6.73
11/10/1970                                       6.76
11/11/1970                                       6.76
11/12/1970                                       6.75
11/13/1970                                       6.69
11/16/1970                                       6.63
11/17/1970                                       6.58
11/18/1970                                       6.43
11/19/1970                                       6.29
11/20/1970                                       6.01
11/23/1970                                       5.91
11/24/1970                                       6.06
11/25/1970                                       5.97
11/26/1970                                       5.97
11/27/1970                                       5.97
11/30/1970                                       5.99
 12/1/1970                                       6.00
 12/2/1970                                       5.95
 12/3/1970                                       5.88
 12/4/1970                                       5.85
 12/7/1970                                       5.89
 12/8/1970                                       5.92
 12/9/1970                                       5.97
12/10/1970                                       5.95
12/11/1970                                       5.89
12/14/1970                                       5.87
12/15/1970                                       5.90
12/16/1970                                       5.90
12/17/1970                                       5.90
12/18/1970                                       5.94
12/21/1970                                       6.02
12/22/1970                                       6.07
12/23/1970                                       6.05
12/24/1970                                       5.98
12/25/1970                                       5.98
12/28/1970                                       6.00
12/29/1970                                       6.03
12/30/1970                                       5.98
12/31/1970                                       5.98
  1/1/1971                                       5.98
  1/4/1971                                       5.98
  1/5/1971                                       6.04
  1/6/1971                                       6.06
  1/7/1971                                       6.06
  1/8/1971                                       6.06
 1/11/1971                                       6.01
 1/12/1971                                       5.98
 1/13/1971                                       5.91
 1/14/1971                                       5.85
 1/15/1971                                       5.84
 1/18/1971                                       5.86
 1/19/1971                                       5.86
 1/20/1971                                       5.82
 1/21/1971                                       5.75
 1/22/1971                                       5.77
 1/25/1971                                       5.76
 1/26/1971                                       5.80
 1/27/1971                                       5.79
 1/28/1971                                       5.78
 1/29/1971                                       5.78
  2/1/1971                                       5.79
  2/2/1971                                       5.77
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  2/4/1971                                       5.74
  2/5/1971                                       5.72
  2/8/1971                                       5.69
  2/9/1971                                       5.62
 2/10/1971                                       5.64
 2/11/1971                                       5.61
 2/12/1971                                       5.61
 2/15/1971                                       5.61
 2/16/1971                                       5.59
 2/17/1971                                       5.51
 2/18/1971                                       5.42
 2/19/1971                                       5.36
 2/22/1971                                       5.39
 2/23/1971                                       5.41
 2/24/1971                                       5.38
 2/25/1971                                       5.34
 2/26/1971                                       5.36
  3/1/1971                                       5.35
  3/2/1971                                       5.35
  3/3/1971                                       5.31
  3/4/1971                                       5.25
  3/5/1971                                       5.22
  3/8/1971                                       5.16
  3/9/1971                                       5.04
 3/10/1971                                       4.99
 3/11/1971                                       4.88
 3/12/1971                                       4.97
 3/15/1971                                       4.93
 3/16/1971                                       4.90
 3/17/1971                                       4.83
 3/18/1971                                       4.78
 3/19/1971                                       4.79
 3/22/1971                                       4.74
 3/23/1971                                       4.77
 3/24/1971                                       4.82
 3/25/1971                                       4.86
 3/26/1971                                       4.98
 3/29/1971                                       5.07
 3/30/1971                                       5.04
 3/31/1971                                       5.06
  4/1/1971                                       5.16
  4/2/1971                                       5.22
  4/5/1971                                       5.30
  4/6/1971                                       5.27
  4/7/1971                                       5.29
  4/8/1971                                       5.42
  4/9/1971                                       5.42
 4/12/1971                                       5.63
 4/13/1971                                       5.54
 4/14/1971                                       5.58
 4/15/1971                                       5.58
 4/16/1971                                       5.61
 4/19/1971                                       5.66
 4/20/1971                                       5.78
 4/21/1971                                       5.88
 4/22/1971                                       5.85
 4/23/1971                                       5.86
 4/26/1971                                       5.89
 4/27/1971                                       5.97
 4/28/1971                                       5.99
 4/29/1971                                       6.14
 4/30/1971                                       6.08
  5/3/1971                                       6.09
  5/4/1971                                       6.14
  5/5/1971                                       6.20
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  5/7/1971                                       6.18
 5/10/1971                                       6.13
 5/11/1971                                       6.17
 5/12/1971                                       6.25
 5/13/1971                                       6.33
 5/14/1971                                       6.38
 5/17/1971                                       6.50
 5/18/1971                                       6.60
 5/19/1971                                       6.49
 5/20/1971                                       6.32
 5/21/1971                                       6.41
 5/24/1971                                       6.37
 5/25/1971                                       6.30
 5/26/1971                                       6.18
 5/27/1971                                       6.16
 5/28/1971                                       6.24
 5/31/1971                                       6.24
  6/1/1971                                       6.27
  6/2/1971                                       6.13
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  6/4/1971                                       6.22
  6/7/1971                                       6.36
  6/8/1971                                       6.37
  6/9/1971                                       6.45
 6/10/1971                                       6.48
 6/11/1971                                       6.50
 6/14/1971                                       6.66
 6/15/1971                                       6.76
 6/16/1971                                       6.66
 6/17/1971                                       6.67
 6/18/1971                                       6.61
 6/21/1971                                       6.51
 6/22/1971                                       6.61
 6/23/1971                                       6.58
 6/24/1971                                       6.61
 6/25/1971                                       6.66
 6/28/1971                                       6.73
 6/29/1971                                       6.82
 6/30/1971                                       6.86
  7/1/1971                                       6.83
  7/2/1971                                       6.81
  7/5/1971                                       6.81
  7/6/1971                                       6.80
  7/7/1971                                       6.76
  7/8/1971                                       6.77
  7/9/1971                                       6.80
 7/12/1971                                       6.68
 7/13/1971                                       6.70
 7/14/1971                                       6.71
 7/15/1971                                       6.71
 7/16/1971                                       6.79
 7/19/1971                                       6.88
 7/20/1971                                       6.85
 7/21/1971                                       6.85
 7/22/1971                                       6.93
 7/23/1971                                       6.97
 7/26/1971                                       7.00
 7/27/1971                                       7.02
 7/28/1971                                       7.03
 7/29/1971                                       7.00
 7/30/1971                                       6.96
  8/2/1971                                       6.94
  8/3/1971                                       7.02
  8/4/1971                                       7.01
  8/5/1971                                       6.98
  8/6/1971                                       6.98
  8/9/1971                                       7.01
 8/10/1971                                       7.03
 8/11/1971                                       7.00
 8/12/1971                                       6.90
 8/13/1971                                       6.78
 8/16/1971                                       6.39
 8/17/1971                                       6.17
 8/18/1971                                       6.22
 8/19/1971                                       6.15
 8/20/1971                                       6.19
 8/23/1971                                       6.33
 8/24/1971                                       6.19
 8/25/1971                                       6.22
 8/26/1971                                       6.20
 8/27/1971                                       6.16
 8/30/1971                                       6.15
 8/31/1971                                       6.07
  9/1/1971                                       6.09
  9/2/1971                                       6.05
  9/3/1971                                       6.02
  9/6/1971                                       6.02
  9/7/1971                                       6.00
  9/8/1971                                       6.05
  9/9/1971                                       6.15
 9/10/1971                                       6.17
 9/13/1971                                       6.24
 9/14/1971                                       6.21
 9/15/1971                                       6.16
 9/16/1971                                       6.13
 9/17/1971                                       6.09
 9/20/1971                                       6.16
 9/21/1971                                       6.19
 9/22/1971                                       6.22
 9/23/1971                                       6.21
 9/24/1971                                       6.19
 9/27/1971                                       6.17
 9/28/1971                                       6.18
 9/29/1971                                       6.14
 9/30/1971                                       6.06
 10/1/1971                                       6.04
 10/4/1971                                       6.04
 10/5/1971                                       6.10
 10/6/1971                                       6.06
 10/7/1971                                       6.07
 10/8/1971                                       6.03
10/11/1971                                       6.03
10/12/1971                                       5.95
10/13/1971                                       5.88
10/14/1971                                       5.87
10/15/1971                                       5.88
10/18/1971                                       5.92
10/19/1971                                       5.92
10/20/1971                                       5.84
10/21/1971                                       5.84
10/22/1971                                       5.84
10/25/1971                                       5.84
10/26/1971                                       5.84
10/27/1971                                       5.86
10/28/1971                                       5.83
10/29/1971                                       5.78
 11/1/1971                                       5.75
 11/2/1971                                       5.75
 11/3/1971                                       5.72
 11/4/1971                                       5.74
 11/5/1971                                       5.72
 11/8/1971                                       5.77
 11/9/1971                                       5.77
11/10/1971                                       5.83
11/11/1971                                       5.80
11/12/1971                                       5.73
11/15/1971                                       5.71
11/16/1971                                       5.71
11/17/1971                                       5.71
11/18/1971                                       5.71
11/19/1971                                       5.76
11/22/1971                                       5.81
11/23/1971                                       5.90
11/24/1971                                       5.93
11/25/1971                                       5.93
11/26/1971                                       5.85
11/29/1971                                       5.86
11/30/1971                                       5.84
 12/1/1971                                       5.80
 12/2/1971                                       5.76
 12/3/1971                                       5.72
 12/6/1971                                       5.74
 12/7/1971                                       5.78
 12/8/1971                                       5.75
 12/9/1971                                       5.79
12/10/1971                                       5.77
12/13/1971                                       5.71
12/14/1971                                       5.75
12/15/1971                                       5.76
12/16/1971                                       5.73
12/17/1971                                       5.70
12/20/1971                                       5.73
12/21/1971                                       5.73
12/22/1971                                       5.71
12/23/1971                                       5.64
12/24/1971                                       5.64
12/27/1971                                       5.55
12/28/1971                                       5.49
12/29/1971                                       5.54
12/30/1971                                       5.52
12/31/1971                                       5.50
  1/3/1972                                       5.55
  1/4/1972                                       5.55
  1/5/1972                                       5.56
  1/6/1972                                       5.53
  1/7/1972                                       5.51
 1/10/1972                                       5.48
 1/11/1972                                       5.50
 1/12/1972                                       5.50
 1/13/1972                                       5.47
 1/14/1972                                       5.48
 1/17/1972                                       5.52
 1/18/1972                                       5.56
 1/19/1972                                       5.64
 1/20/1972                                       5.66
 1/21/1972                                       5.68
 1/24/1972                                       5.72
 1/25/1972                                       5.68
 1/26/1972                                       5.66
 1/27/1972                                       5.72
 1/28/1972                                       5.74
 1/31/1972                                       5.75
  2/1/1972                                       5.78
  2/2/1972                                       5.75
  2/3/1972                                       5.77
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  2/8/1972                                       5.74
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 2/10/1972                                       5.69
 2/11/1972                                       5.70
 2/14/1972                                       5.68
 2/15/1972                                       5.67
 2/16/1972                                       5.63
 2/17/1972                                       5.63
 2/18/1972                                       5.64
 2/21/1972                                       5.64
 2/22/1972                                       5.64
 2/23/1972                                       5.68
 2/24/1972                                       5.66
 2/25/1972                                       5.65
 2/28/1972                                       5.66
 2/29/1972                                       5.68
  3/1/1972                                       5.66
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  3/3/1972                                       5.64
  3/6/1972                                       5.66
  3/7/1972                                       5.68
  3/8/1972                                       5.70
  3/9/1972                                       5.74
 3/10/1972                                       5.81
 3/13/1972                                       5.90
 3/14/1972                                       5.91
 3/15/1972                                       5.98
 3/16/1972                                       5.94
 3/17/1972                                       5.98
 3/20/1972                                       5.97
 3/21/1972                                       5.92
 3/22/1972                                       5.88
 3/23/1972                                       5.95
 3/24/1972                                       6.00
 3/27/1972                                       5.99
 3/28/1972                                       6.03
 3/29/1972                                       6.09
 3/30/1972                                       6.10
 3/31/1972                                       6.10
  4/3/1972                                       6.15
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  4/5/1972                                       6.21
  4/6/1972                                       6.22
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 4/10/1972                                       6.18
 4/11/1972                                       6.23
 4/12/1972                                       6.28
 4/13/1972                                       6.28
 4/14/1972                                       6.23
 4/17/1972                                       6.21
 4/18/1972                                       6.20
 4/19/1972                                       6.20
 4/20/1972                                       6.18
 4/21/1972                                       6.18
 4/24/1972                                       6.17
 4/25/1972                                       6.14
 4/26/1972                                       6.10
 4/27/1972                                       5.90
 4/28/1972                                       5.89
  5/1/1972                                       5.85
  5/2/1972                                       5.88
  5/3/1972                                       5.91
  5/4/1972                                       5.92
  5/5/1972                                       5.91
  5/8/1972                                       5.92
  5/9/1972                                       5.95
 5/10/1972                                       5.92
 5/11/1972                                       5.90
 5/12/1972                                       5.85
 5/15/1972                                       5.84
 5/16/1972                                       5.86
 5/17/1972                                       5.88
 5/18/1972                                       5.86
 5/19/1972                                       5.84
 5/22/1972                                       5.81
 5/23/1972                                       5.78
 5/24/1972                                       5.80
 5/25/1972                                       5.77
 5/26/1972                                       5.77
 5/29/1972                                       5.77
 5/30/1972                                       5.75
 5/31/1972                                       5.79
  6/1/1972                                       5.82
  6/2/1972                                       5.84
  6/5/1972                                       5.86
  6/6/1972                                       5.88
  6/7/1972                                       5.86
  6/8/1972                                       5.87
  6/9/1972                                       5.86
 6/12/1972                                       5.86
 6/13/1972                                       5.87
 6/14/1972                                       5.86
 6/15/1972                                       5.86
 6/16/1972                                       5.89
 6/19/1972                                       5.88
 6/20/1972                                       5.90
 6/21/1972                                       5.94
 6/22/1972                                       5.98
 6/23/1972                                       5.98
 6/26/1972                                       6.00
 6/27/1972                                       5.98
 6/28/1972                                       5.96
 6/29/1972                                       6.00
 6/30/1972                                       6.00
  7/3/1972                                       6.00
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  7/5/1972                                       5.96
  7/6/1972                                       5.93
  7/7/1972                                       5.98
 7/10/1972                                       5.98
 7/11/1972                                       5.98
 7/12/1972                                       5.97
 7/13/1972                                       5.96
 7/14/1972                                       5.93
 7/17/1972                                       5.94
 7/18/1972                                       5.96
 7/19/1972                                       5.94
 7/20/1972                                       5.97
 7/21/1972                                       5.99
 7/24/1972                                       5.99
 7/25/1972                                       5.98
 7/26/1972                                       5.98
 7/27/1972                                       6.02
 7/28/1972                                       6.00
 7/31/1972                                       5.98
  8/1/1972                                       5.98
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  8/3/1972                                       5.96
  8/4/1972                                       5.98
  8/7/1972                                       5.98
  8/8/1972                                       5.97
  8/9/1972                                       5.94
 8/10/1972                                       5.95
 8/11/1972                                       5.95
 8/14/1972                                       5.96
 8/15/1972                                       5.96
 8/16/1972                                       5.96
 8/17/1972                                       5.96
 8/18/1972                                       5.98
 8/21/1972                                       5.98
 8/22/1972                                       5.99
 8/23/1972                                       6.02
 8/24/1972                                       6.04
 8/25/1972                                       6.13
 8/28/1972                                       6.17
 8/29/1972                                       6.19
 8/30/1972                                       6.22
 8/31/1972                                       6.21
  9/1/1972                                       6.20
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  9/6/1972                                       6.26
  9/7/1972                                       6.28
  9/8/1972                                       6.30
 9/11/1972                                       6.28
 9/12/1972                                       6.28
 9/13/1972                                       6.31
 9/14/1972                                       6.32
 9/15/1972                                       6.27
 9/18/1972                                       6.22
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 9/20/1972                                       6.23
 9/21/1972                                       6.25
 9/22/1972                                       6.28
 9/25/1972                                       6.27
 9/26/1972                                       6.22
 9/27/1972                                       6.21
 9/28/1972                                       6.19
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 10/2/1972                                       6.17
 10/3/1972                                       6.23
 10/4/1972                                       6.20
 10/5/1972                                       6.19
 10/6/1972                                       6.18
 10/9/1972                                       6.18
10/10/1972                                       6.15
10/11/1972                                       6.16
10/12/1972                                       6.19
10/13/1972                                       6.19
10/16/1972                                       6.17
10/17/1972                                       6.17
10/18/1972                                       6.19
10/19/1972                                       6.19
10/20/1972                                       6.19
10/23/1972                                       6.19
10/24/1972                                       6.16
10/25/1972                                       6.17
10/26/1972                                       6.16
10/27/1972                                       6.18
10/30/1972                                       6.20
10/31/1972                                       6.20
 11/1/1972                                       6.20
 11/2/1972                                       6.15
 11/3/1972                                       6.13
 11/6/1972                                       6.11
 11/7/1972                                       6.11
 11/8/1972                                       6.15
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11/10/1972                                       6.15
11/13/1972                                       6.11
11/14/1972                                       6.10
11/15/1972                                       6.06
11/16/1972                                       6.08
11/17/1972                                       6.10
11/20/1972                                       6.08
11/21/1972                                       6.09
11/22/1972                                       6.09
11/23/1972                                       6.09
11/24/1972                                       6.10
11/27/1972                                       6.13
11/28/1972                                       6.12
11/29/1972                                       6.10
11/30/1972                                       6.12
 12/1/1972                                       6.12
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 12/5/1972                                       6.14
 12/6/1972                                       6.13
 12/7/1972                                       6.12
 12/8/1972                                       6.14
12/11/1972                                       6.15
12/12/1972                                       6.13
12/13/1972                                       6.12
12/14/1972                                       6.11
12/15/1972                                       6.11
12/18/1972                                       6.18
12/19/1972                                       6.18
12/20/1972                                       6.18
12/21/1972                                       6.17
12/22/1972                                       6.19
12/25/1972                                       6.19
12/26/1972                                       6.19
12/27/1972                                       6.20
12/28/1972                                       6.22
12/29/1972                                       6.26
  1/1/1973                                       6.26
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  1/5/1973                                       6.27
  1/8/1973                                       6.30
  1/9/1973                                       6.30
 1/10/1973                                       6.31
 1/11/1973                                       6.31
 1/12/1973                                       6.33
 1/15/1973                                       6.31
 1/16/1973                                       6.32
 1/17/1973                                       6.30
 1/18/1973                                       6.32
 1/19/1973                                       6.36
 1/22/1973                                       6.38
 1/23/1973                                       6.35
 1/24/1973                                       6.39
 1/25/1973                                       6.41
 1/26/1973                                       6.44
 1/29/1973                                       6.44
 1/30/1973                                       6.44
 1/31/1973                                       6.45
  2/1/1973                                       6.56
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  2/8/1973                                       6.55
  2/9/1973                                       6.51
 2/12/1973                                       6.51
 2/13/1973                                       6.54
 2/14/1973                                       6.54
 2/15/1973                                       6.53
 2/16/1973                                       6.55
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 2/20/1973                                       6.65
 2/21/1973                                       6.65
 2/22/1973                                       6.64
 2/23/1973                                       6.60
 2/26/1973                                       6.72
 2/27/1973                                       6.72
 2/28/1973                                       6.73
  3/1/1973                                       6.72
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  3/5/1973                                       6.79
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  3/8/1973                                       6.83
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 3/12/1973                                       6.84
 3/13/1973                                       6.81
 3/14/1973                                       6.82
 3/15/1973                                       6.85
 3/16/1973                                       6.92
 3/19/1973                                       6.85
 3/20/1973                                       6.85
 3/21/1973                                       6.83
 3/22/1973                                       6.84
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 3/26/1973                                       6.76
 3/27/1973                                       6.74
 3/28/1973                                       6.69
 3/29/1973                                       6.68
 3/30/1973                                       6.81
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  4/6/1973                                       6.59
  4/9/1973                                       6.55
 4/10/1973                                       6.58
 4/11/1973                                       6.63
 4/12/1973                                       6.64
 4/13/1973                                       6.55
 4/16/1973                                       6.57
 4/17/1973                                       6.66
 4/18/1973                                       6.67
 4/19/1973                                       6.71
 4/20/1973                                       6.71
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 4/24/1973                                       6.73
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 4/26/1973                                       6.67
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  5/1/1973                                       6.77
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  5/8/1973                                       6.80
  5/9/1973                                       6.78
 5/10/1973                                       6.77
 5/11/1973                                       6.81
 5/14/1973                                       6.80
 5/15/1973                                       6.78
 5/16/1973                                       6.76
 5/17/1973                                       6.81
 5/18/1973                                       6.83
 5/21/1973                                       6.86
 5/22/1973                                       6.86
 5/23/1973                                       6.84
 5/24/1973                                       6.80
 5/25/1973                                       6.78
 5/28/1973                                       6.78
 5/29/1973                                       6.80
 5/30/1973                                       6.80
 5/31/1973                                       6.78
  6/1/1973                                       6.78
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  6/5/1973                                       6.70
  6/6/1973                                       6.57
  6/7/1973                                       6.61
  6/8/1973                                       6.59
 6/11/1973                                       6.62
 6/12/1973                                       6.61
 6/13/1973                                       6.62
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 6/15/1973                                       6.63
 6/18/1973                                       6.65
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 6/22/1973                                       6.70
 6/25/1973                                       6.74
 6/26/1973                                       6.76
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 6/28/1973                                       6.82
 6/29/1973                                       6.90
  7/2/1973                                       7.00
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  7/6/1973                                       7.07
  7/9/1973                                       7.18
 7/10/1973                                       7.11
 7/11/1973                                       7.11
 7/12/1973                                       7.12
 7/13/1973                                       7.17
 7/16/1973                                       7.21
 7/17/1973                                       7.22
 7/18/1973                                       7.26
 7/19/1973                                       7.39
 7/20/1973                                       7.48
 7/23/1973                                       7.45
 7/24/1973                                       7.50
 7/25/1973                                       7.56
 7/26/1973                                       7.70
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 7/31/1973                                       7.87
  8/1/1973                                       7.94
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 8/10/1973                                       7.96
 8/13/1973                                       7.84
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 8/15/1973                                       7.71
 8/16/1973                                       7.54
 8/17/1973                                       7.41
 8/20/1973                                       7.50
 8/21/1973                                       7.47
 8/22/1973                                       7.51
 8/23/1973                                       7.31
 8/24/1973                                       7.15
 8/27/1973                                       7.23
 8/28/1973                                       7.31
 8/29/1973                                       7.22
 8/30/1973                                       7.26
 8/31/1973                                       7.28
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  9/5/1973                                       7.12
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  9/7/1973                                       7.10
 9/10/1973                                       7.23
 9/11/1973                                       7.33
 9/12/1973                                       7.33
 9/13/1973                                       7.36
 9/14/1973                                       7.29
 9/17/1973                                       7.11
 9/18/1973                                       6.99
 9/19/1973                                       7.02
 9/20/1973                                       6.95
 9/21/1973                                       6.91
 9/24/1973                                       6.81
 9/25/1973                                       6.79
 9/26/1973                                       6.82
 9/27/1973                                       6.80
 9/28/1973                                       6.72
 10/1/1973                                       6.75
 10/2/1973                                       6.88
 10/3/1973                                       6.82
 10/4/1973                                       6.88
 10/5/1973                                       6.72
 10/8/1973                                       6.72
 10/9/1973                                       6.68
10/10/1973                                       6.74
10/11/1973                                       6.74
10/12/1973                                       6.68
10/15/1973                                       6.75
10/16/1973                                       6.80
10/17/1973                                       6.79
10/18/1973                                       6.77
10/19/1973                                       6.75
10/22/1973                                       6.75
10/23/1973                                       6.80
10/24/1973                                       6.81
10/25/1973                                       6.76
10/26/1973                                       6.76
10/29/1973                                       6.77
10/30/1973                                       6.75
10/31/1973                                       6.80
 11/1/1973                                       6.83
 11/2/1973                                       6.85
 11/5/1973                                       7.00
 11/6/1973                                       7.00
 11/7/1973                                       6.98
 11/8/1973                                       6.91
 11/9/1973                                       6.93
11/12/1973                                       7.03
11/13/1973                                       7.16
11/14/1973                                       7.19
11/15/1973                                       7.10
11/16/1973                                       7.05
11/19/1973                                       6.91
11/20/1973                                       6.90
11/21/1973                                       6.80
11/22/1973                                       6.80
11/23/1973                                       6.81
11/26/1973                                       6.76
11/27/1973                                       6.77
11/28/1973                                       6.80
11/29/1973                                       6.80
11/30/1973                                       6.77
 12/3/1973                                       6.84
 12/4/1973                                       6.85
 12/5/1973                                       6.90
 12/6/1973                                       6.91
 12/7/1973                                       6.88
12/10/1973                                       6.72
12/11/1973                                       6.77
12/12/1973                                       6.73
12/13/1973                                       6.76
12/14/1973                                       6.74
12/17/1973                                       6.71
12/18/1973                                       6.75
12/19/1973                                       6.75
12/20/1973                                       6.73
12/21/1973                                       6.75
12/24/1973                                       6.75
12/25/1973                                       6.75
12/26/1973                                       6.87
12/27/1973                                       6.84
12/28/1973                                       6.81
12/31/1973                                       6.83
  1/1/1974                                       6.83
  1/2/1974                                       6.86
  1/3/1974                                       6.83
  1/4/1974                                       6.83
  1/7/1974                                       6.86
  1/8/1974                                       6.87
  1/9/1974                                       6.87
 1/10/1974                                       6.91
 1/11/1974                                       6.96
 1/14/1974                                       6.98
 1/15/1974                                       6.94
 1/16/1974                                       6.96
 1/17/1974                                       6.93
 1/18/1974                                       6.94
 1/21/1974                                       6.99
 1/22/1974                                       7.05
 1/23/1974                                       7.08
 1/24/1974                                       7.06
 1/25/1974                                       7.06
 1/28/1974                                       7.01
 1/29/1974                                       7.00
 1/30/1974                                       6.97
 1/31/1974                                       6.91
  2/1/1974                                       6.85
  2/4/1974                                       6.80
  2/5/1974                                       6.80
  2/6/1974                                       6.77
  2/7/1974                                       6.82
  2/8/1974                                       6.79
 2/11/1974                                       6.78
 2/12/1974                                       6.78
 2/13/1974                                       6.76
 2/14/1974                                       6.72
 2/15/1974                                       6.74
 2/18/1974                                       6.74
 2/19/1974                                       6.76
 2/20/1974                                       6.77
 2/21/1974                                       6.81
 2/22/1974                                       6.82
 2/25/1974                                       6.83
 2/26/1974                                       6.94
 2/27/1974                                       6.96
 2/28/1974                                       6.98
  3/1/1974                                       7.06
  3/4/1974                                       7.08
  3/5/1974                                       7.08
  3/6/1974                                       7.02
  3/7/1974                                       7.01
  3/8/1974                                       7.09
 3/11/1974                                       7.12
 3/12/1974                                       7.12
 3/13/1974                                       7.16
 3/14/1974                                       7.14
 3/15/1974                                       7.22
 3/18/1974                                       7.32
 3/19/1974                                       7.33
 3/20/1974                                       7.40
 3/21/1974                                       7.56
 3/22/1974                                       7.65
 3/25/1974                                       7.68
 3/26/1974                                       7.62
 3/27/1974                                       7.59
 3/28/1974                                       7.67
 3/29/1974                                       7.65
  4/1/1974                                       7.67
  4/2/1974                                       7.71
  4/3/1974                                       7.75
  4/4/1974                                       7.88
  4/5/1974                                       7.97
  4/8/1974                                       7.92
  4/9/1974                                       7.92
 4/10/1974                                       7.84
 4/11/1974                                       7.83
 4/12/1974                                       7.83
 4/15/1974                                       7.75
 4/16/1974                                       7.88
 4/17/1974                                       7.88
 4/18/1974                                       7.97
 4/19/1974                                       7.93
 4/22/1974                                       7.95
 4/23/1974                                       7.96
 4/24/1974                                       7.95
 4/25/1974                                       8.04
 4/26/1974                                       8.11
 4/29/1974                                       8.20
 4/30/1974                                       8.21
  5/1/1974                                       8.16
  5/2/1974                                       8.20
  5/3/1974                                       8.35
  5/6/1974                                       8.42
  5/7/1974                                       8.56
  5/8/1974                                       8.46
  5/9/1974                                       8.47
 5/10/1974                                       8.19
 5/13/1974                                       8.06
 5/14/1974                                       8.13
 5/15/1974                                       8.10
 5/16/1974                                       8.12
 5/17/1974                                       8.21
 5/20/1974                                       8.21
 5/21/1974                                       8.13
 5/22/1974                                       8.07
 5/23/1974                                       7.98
 5/24/1974                                       7.94
 5/27/1974                                       7.94
 5/28/1974                                       8.05
 5/29/1974                                       8.06
 5/30/1974                                       8.02
 5/31/1974                                       8.06
  6/3/1974                                       8.11
  6/4/1974                                       8.02
  6/5/1974                                       8.04
  6/6/1974                                       8.00
  6/7/1974                                       7.93
 6/10/1974                                       7.93
 6/11/1974                                       7.95
 6/12/1974                                       8.03
 6/13/1974                                       8.10
 6/14/1974                                       8.06
 6/17/1974                                       8.01
 6/18/1974                                       8.06
 6/19/1974                                       8.06
 6/20/1974                                       8.07
 6/21/1974                                       8.10
 6/24/1974                                       8.22
 6/25/1974                                       8.29
 6/26/1974                                       8.25
 6/27/1974                                       8.36
 6/28/1974                                       8.33
  7/1/1974                                       8.38
  7/2/1974                                       8.35
  7/3/1974                                       8.43
  7/4/1974                                       8.43
  7/5/1974                                       8.51
  7/8/1974                                       8.63
  7/9/1974                                       8.63
 7/10/1974                                       8.58
 7/11/1974                                       8.54
 7/12/1974                                       8.41
 7/15/1974                                       8.42
 7/16/1974                                       8.42
 7/17/1974                                       8.38
 7/18/1974                                       8.38
 7/19/1974                                       8.29
 7/22/1974                                       8.18
 7/23/1974                                       8.15
 7/24/1974                                       8.06
 7/25/1974                                       8.04
 7/26/1974                                       8.24
 7/29/1974                                       8.32
 7/30/1974                                       8.47
 7/31/1974                                       8.46
  8/1/1974                                       8.57
  8/2/1974                                       8.68
  8/5/1974                                       8.61
  8/6/1974                                       8.53
  8/7/1974                                       8.62
  8/8/1974                                       8.59
  8/9/1974                                       8.62
 8/12/1974                                       8.58
 8/13/1974                                       8.60
 8/14/1974                                       8.58
 8/15/1974                                       8.57
 8/16/1974                                       8.53
 8/19/1974                                       8.53
 8/20/1974                                       8.56
 8/21/1974                                       8.65
 8/22/1974                                       8.74
 8/23/1974                                       8.79
 8/26/1974                                       8.77
 8/27/1974                                       8.72
 8/28/1974                                       8.71
 8/29/1974                                       8.68
 8/30/1974                                       8.63
  9/2/1974                                       8.63
  9/3/1974                                       8.65
  9/4/1974                                       8.63
  9/5/1974                                       8.59
  9/6/1974                                       8.57
  9/9/1974                                       8.49
 9/10/1974                                       8.50
 9/11/1974                                       8.49
 9/12/1974                                       8.57
 9/13/1974                                       8.53
 9/16/1974                                       8.45
 9/17/1974                                       8.41
 9/18/1974                                       8.35
 9/19/1974                                       8.30
 9/20/1974                                       8.26
 9/23/1974                                       8.15
 9/24/1974                                       8.16
 9/25/1974                                       8.16
 9/26/1974                                       8.11
 9/27/1974                                       8.07
 9/30/1974                                       8.05
 10/1/1974                                       8.11
 10/2/1974                                       8.13
 10/3/1974                                       8.14
 10/4/1974                                       8.05
 10/7/1974                                       7.98
 10/8/1974                                       7.97
 10/9/1974                                       8.02
10/10/1974                                       7.99
10/11/1974                                       7.93
10/14/1974                                       7.93
10/15/1974                                       7.92
10/16/1974                                       7.96
10/17/1974                                       7.98
10/18/1974                                       7.88
10/21/1974                                       7.85
10/22/1974                                       7.86
10/23/1974                                       7.88
10/24/1974                                       7.90
10/25/1974                                       7.92
10/28/1974                                       7.98
10/29/1974                                       7.95
10/30/1974                                       7.95
10/31/1974                                       7.94
 11/1/1974                                       7.95
 11/4/1974                                       7.91
 11/5/1974                                       7.91
 11/6/1974                                       7.87
 11/7/1974                                       7.81
 11/8/1974                                       7.79
11/11/1974                                       7.79
11/12/1974                                       7.76
11/13/1974                                       7.76
11/14/1974                                       7.70
11/15/1974                                       7.60
11/18/1974                                       7.61
11/19/1974                                       7.60
11/20/1974                                       7.55
11/21/1974                                       7.55
11/22/1974                                       7.54
11/25/1974                                       7.53
11/26/1974                                       7.56
11/27/1974                                       7.56
11/28/1974                                       7.56
11/29/1974                                       7.56
 12/2/1974                                       7.60
 12/3/1974                                       7.64
 12/4/1974                                       7.57
 12/5/1974                                       7.52
 12/6/1974                                       7.47
 12/9/1974                                       7.25
12/10/1974                                       7.27
12/11/1974                                       7.22
12/12/1974                                       7.26
12/13/1974                                       7.20
12/16/1974                                       7.21
12/17/1974                                       7.13
12/18/1974                                       7.09
12/19/1974                                       7.10
12/20/1974                                       7.10
12/23/1974                                       7.29
12/24/1974                                       7.33
12/25/1974                                       7.33
12/26/1974                                       7.27
12/27/1974                                       7.27
12/30/1974                                       7.34
12/31/1974                                       7.36
  1/1/1975                                       7.36
  1/2/1975                                       7.34
  1/3/1975                                       7.36
  1/6/1975                                       7.34
  1/7/1975                                       7.35
  1/8/1975                                       7.32
  1/9/1975                                       7.29
 1/10/1975                                       7.34
 1/13/1975                                       7.40
 1/14/1975                                       7.41
 1/15/1975                                       7.49
 1/16/1975                                       7.48
 1/17/1975                                       7.45
 1/20/1975                                       7.54
 1/21/1975                                       7.48
 1/22/1975                                       7.45
 1/23/1975                                       7.50
 1/24/1975                                       7.45
 1/27/1975                                       7.44
 1/28/1975                                       7.42
 1/29/1975                                       7.38
 1/30/1975                                       7.35
 1/31/1975                                       7.34
  2/3/1975                                       7.25
  2/4/1975                                       7.19
  2/5/1975                                       7.08
  2/6/1975                                       7.11
  2/7/1975                                       7.11
 2/10/1975                                       7.22
 2/11/1975                                       7.19
 2/12/1975                                       7.19
 2/13/1975                                       7.19
 2/14/1975                                       7.07
 2/17/1975                                       7.07
 2/18/1975                                       7.00
 2/19/1975                                       6.93
 2/20/1975                                       7.00
 2/21/1975                                       7.03
 2/24/1975                                       7.03
 2/25/1975                                       7.13
 2/26/1975                                       7.20
 2/27/1975                                       7.17
 2/28/1975                                       7.13
  3/3/1975                                       7.20
  3/4/1975                                       7.22
  3/5/1975                                       7.14
  3/6/1975                                       7.16
  3/7/1975                                       7.21
 3/10/1975                                       7.25
 3/11/1975                                       7.20
 3/12/1975                                       7.20
 3/13/1975                                       7.19
 3/14/1975                                       7.21
 3/17/1975                                       7.32
 3/18/1975                                       7.31
 3/19/1975                                       7.39
 3/20/1975                                       7.37
 3/21/1975                                       7.40
 3/24/1975                                       7.45
 3/25/1975                                       7.43
 3/26/1975                                       7.46
 3/27/1975                                       7.46
 3/28/1975                                       7.46
 3/31/1975                                       7.50
  4/1/1975                                       7.65
  4/2/1975                                       7.82
  4/3/1975                                       7.83
  4/4/1975                                       7.84
  4/7/1975                                       8.06
  4/8/1975                                       7.97
  4/9/1975                                       7.93
 4/10/1975                                       7.97
 4/11/1975                                       7.96
 4/14/1975                                       7.90
 4/15/1975                                       7.90
 4/16/1975                                       7.90
 4/17/1975                                       7.99
 4/18/1975                                       8.05
 4/21/1975                                       8.16
 4/22/1975                                       8.13
 4/23/1975                                       8.09
 4/24/1975                                       8.07
 4/25/1975                                       8.07
 4/28/1975                                       8.17
 4/29/1975                                       8.12
 4/30/1975                                       8.12
  5/1/1975                                       8.13
  5/2/1975                                       7.86
  5/5/1975                                       7.83
  5/6/1975                                       7.89
  5/7/1975                                       7.82
  5/8/1975                                       7.78
  5/9/1975                                       7.79
 5/12/1975                                       7.74
 5/13/1975                                       7.70
 5/14/1975                                       7.64
 5/15/1975                                       7.68
 5/16/1975                                       7.64
 5/19/1975                                       7.62
 5/20/1975                                       7.59
 5/21/1975                                       7.60
 5/22/1975                                       7.63
 5/23/1975                                       7.61
 5/26/1975                                       7.61
 5/27/1975                                       7.60
 5/28/1975                                       7.64
 5/29/1975                                       7.72
 5/30/1975                                       7.61
  6/2/1975                                       7.62
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  6/4/1975                                       7.57
  6/5/1975                                       7.52
  6/6/1975                                       7.48
  6/9/1975                                       7.36
 6/10/1975                                       7.35
 6/11/1975                                       7.23
 6/12/1975                                       7.24
 6/13/1975                                       7.22
 6/16/1975                                       7.21
 6/17/1975                                       7.30
 6/18/1975                                       7.41
 6/19/1975                                       7.44
 6/20/1975                                       7.62
 6/23/1975                                       7.64
 6/24/1975                                       7.64
 6/25/1975                                       7.83
 6/26/1975                                       7.85
 6/27/1975                                       7.78
 6/30/1975                                       7.82
  7/1/1975                                       7.85
  7/2/1975                                       7.88
  7/3/1975                                       7.94
  7/4/1975                                       7.94
  7/7/1975                                       7.93
  7/8/1975                                       7.86
  7/9/1975                                       7.88
 7/10/1975                                       7.92
 7/11/1975                                       7.82
 7/14/1975                                       7.77
 7/15/1975                                       7.82
 7/16/1975                                       7.89
 7/17/1975                                       7.88
 7/18/1975                                       7.92
 7/21/1975                                       7.97
 7/22/1975                                       7.98
 7/23/1975                                       7.96
 7/24/1975                                       7.96
 7/25/1975                                       8.00
 7/28/1975                                       7.98
 7/29/1975                                       8.00
 7/30/1975                                       8.03
 7/31/1975                                       8.07
  8/1/1975                                       8.18
  8/4/1975                                       8.26
  8/5/1975                                       8.28
  8/6/1975                                       8.29
  8/7/1975                                       8.40
  8/8/1975                                       8.32
 8/11/1975                                       8.25
 8/12/1975                                       8.34
 8/13/1975                                       8.33
 8/14/1975                                       8.39
 8/15/1975                                       8.44
 8/18/1975                                       8.40
 8/19/1975                                       8.36
 8/20/1975                                       8.38
 8/21/1975                                       8.46
 8/22/1975                                       8.40
 8/25/1975                                       8.42
 8/26/1975                                       8.34
 8/27/1975                                       8.27
 8/28/1975                                       8.22
 8/29/1975                                       8.16
  9/1/1975                                       8.16
  9/2/1975                                       8.20
  9/3/1975                                       8.21
  9/4/1975                                       8.22
  9/5/1975                                       8.31
  9/8/1975                                       8.31
  9/9/1975                                       8.35
 9/10/1975                                       8.41
 9/11/1975                                       8.52
 9/12/1975                                       8.53
 9/15/1975                                       8.56
 9/16/1975                                       8.56
 9/17/1975                                       8.48
 9/18/1975                                       8.45
 9/19/1975                                       8.34
 9/22/1975                                       8.22
 9/23/1975                                       8.27
 9/24/1975                                       8.22
 9/25/1975                                       8.30
 9/26/1975                                       8.40
 9/29/1975                                       8.40
 9/30/1975                                       8.42
 10/1/1975                                       8.40
 10/2/1975                                       8.35
 10/3/1975                                       8.13
 10/6/1975                                       8.12
 10/7/1975                                       8.19
 10/8/1975                                       8.18
 10/9/1975                                       8.15
10/10/1975                                       8.04
10/13/1975                                       8.04
10/14/1975                                       8.10
10/15/1975                                       8.10
10/16/1975                                       7.91
10/17/1975                                       7.92
10/20/1975                                       7.92
10/21/1975                                       7.87
10/22/1975                                       7.87
10/23/1975                                       7.77
10/24/1975                                       7.79
10/27/1975                                       7.82
10/28/1975                                       7.80
10/29/1975                                       7.72
10/30/1975                                       7.62
10/31/1975                                       7.66
 11/3/1975                                       7.75
 11/4/1975                                       7.75
 11/5/1975                                       7.65
 11/6/1975                                       7.69
 11/7/1975                                       7.59
11/10/1975                                       7.54
11/11/1975                                       7.54
11/12/1975                                       7.62
11/13/1975                                       7.68
11/14/1975                                       7.84
11/17/1975                                       7.87
11/18/1975                                       7.91
11/19/1975                                       7.94
11/20/1975                                       7.88
11/21/1975                                       8.01
11/24/1975                                       7.90
11/25/1975                                       7.93
11/26/1975                                       7.92
11/27/1975                                       7.92
11/28/1975                                       7.90
 12/1/1975                                       7.87
 12/2/1975                                       7.86
 12/3/1975                                       7.84
 12/4/1975                                       7.89
 12/5/1975                                       7.88
 12/8/1975                                       7.97
 12/9/1975                                       8.00
12/10/1975                                       8.00
12/11/1975                                       7.94
12/12/1975                                       7.91
12/15/1975                                       7.87
12/16/1975                                       7.82
12/17/1975                                       7.70
12/18/1975                                       7.73
12/19/1975                                       7.61
12/22/1975                                       7.64
12/23/1975                                       7.62
12/24/1975                                       7.59
12/25/1975                                       7.59
12/26/1975                                       7.48
12/29/1975                                       7.51
12/30/1975                                       7.46
12/31/1975                                       7.50
  1/1/1976                                       7.50
  1/2/1976                                       7.54
  1/5/1976                                       7.50
  1/6/1976                                       7.41
  1/7/1976                                       7.43
  1/8/1976                                       7.47
  1/9/1976                                       7.37
 1/12/1976                                       7.34
 1/13/1976                                       7.34
 1/14/1976                                       7.41
 1/15/1976                                       7.47
 1/16/1976                                       7.53
 1/19/1976                                       7.46
 1/20/1976                                       7.52
 1/21/1976                                       7.48
 1/22/1976                                       7.51
 1/23/1976                                       7.45
 1/26/1976                                       7.47
 1/27/1976                                       7.48
 1/28/1976                                       7.52
 1/29/1976                                       7.46
 1/30/1976                                       7.43
  2/2/1976                                       7.44
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  2/6/1976                                       7.49
  2/9/1976                                       7.47
 2/10/1976                                       7.49
 2/11/1976                                       7.50
 2/12/1976                                       7.50
 2/13/1976                                       7.50
 2/16/1976                                       7.50
 2/17/1976                                       7.44
 2/18/1976                                       7.47
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 2/20/1976                                       7.41
 2/23/1976                                       7.39
 2/24/1976                                       7.39
 2/25/1976                                       7.37
 2/26/1976                                       7.37
 2/27/1976                                       7.46
  3/1/1976                                       7.57
  3/2/1976                                       7.53
  3/3/1976                                       7.56
  3/4/1976                                       7.61
  3/5/1976                                       7.56
  3/8/1976                                       7.54
  3/9/1976                                       7.56
 3/10/1976                                       7.56
 3/11/1976                                       7.56
 3/12/1976                                       7.50
 3/15/1976                                       7.52
 3/16/1976                                       7.54
 3/17/1976                                       7.52
 3/18/1976                                       7.48
 3/19/1976                                       7.49
 3/22/1976                                       7.43
 3/23/1976                                       7.41
 3/24/1976                                       7.40
 3/25/1976                                       7.38
 3/26/1976                                       7.38
 3/29/1976                                       7.37
 3/30/1976                                       7.40
 3/31/1976                                       7.39
  4/1/1976                                       7.44
  4/2/1976                                       7.38
  4/5/1976                                       7.34
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  4/8/1976                                       7.24
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 4/12/1976                                       7.20
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 4/21/1976                                       7.12
 4/22/1976                                       7.19
 4/23/1976                                       7.31
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 4/29/1976                                       7.25
 4/30/1976                                       7.34
  5/3/1976                                       7.36
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  5/5/1976                                       7.34
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  5/7/1976                                       7.45
 5/10/1976                                       7.51
 5/11/1976                                       7.52
 5/12/1976                                       7.54
 5/13/1976                                       7.53
 5/14/1976                                       7.59
 5/17/1976                                       7.63
 5/18/1976                                       7.63
 5/19/1976                                       7.64
 5/20/1976                                       7.71
 5/21/1976                                       7.81
 5/24/1976                                       7.76
 5/25/1976                                       7.72
 5/26/1976                                       7.78
 5/27/1976                                       7.82
 5/28/1976                                       7.78
 5/31/1976                                       7.78
  6/1/1976                                       7.71
  6/2/1976                                       7.74
  6/3/1976                                       7.75
  6/4/1976                                       7.67
  6/7/1976                                       7.64
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 6/10/1976                                       7.61
 6/11/1976                                       7.58
 6/14/1976                                       7.56
 6/15/1976                                       7.59
 6/16/1976                                       7.62
 6/17/1976                                       7.60
 6/18/1976                                       7.54
 6/21/1976                                       7.51
 6/22/1976                                       7.53
 6/23/1976                                       7.53
 6/24/1976                                       7.53
 6/25/1976                                       7.56
 6/28/1976                                       7.58
 6/29/1976                                       7.59
 6/30/1976                                       7.58
  7/1/1976                                       7.59
  7/2/1976                                       7.57
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 7/12/1976                                       7.40
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 7/14/1976                                       7.43
 7/15/1976                                       7.38
 7/16/1976                                       7.47
 7/19/1976                                       7.51
 7/20/1976                                       7.52
 7/21/1976                                       7.51
 7/22/1976                                       7.52
 7/23/1976                                       7.50
 7/26/1976                                       7.51
 7/27/1976                                       7.44
 7/28/1976                                       7.48
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 7/30/1976                                       7.47
  8/2/1976                                       7.54
  8/3/1976                                       7.50
  8/4/1976                                       7.45
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  8/6/1976                                       7.37
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 8/19/1976                                       7.29
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 8/25/1976                                       7.19
 8/26/1976                                       7.19
 8/27/1976                                       7.26
 8/30/1976                                       7.23
 8/31/1976                                       7.16
  9/1/1976                                       7.14
  9/2/1976                                       7.18
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 9/17/1976                                       7.04
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 9/22/1976                                       7.09
 9/23/1976                                       7.09
 9/24/1976                                       7.18
 9/27/1976                                       7.14
 9/28/1976                                       7.09
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 9/30/1976                                       7.05
 10/1/1976                                       6.95
 10/4/1976                                       6.94
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 10/6/1976                                       6.88
 10/7/1976                                       6.86
 10/8/1976                                       6.71
10/11/1976                                       6.71
10/12/1976                                       6.64
10/13/1976                                       6.66
10/14/1976                                       6.63
10/15/1976                                       6.55
10/18/1976                                       6.55
10/19/1976                                       6.60
10/20/1976                                       6.64
10/21/1976                                       6.67
10/22/1976                                       6.78
10/25/1976                                       6.87
10/26/1976                                       6.83
10/27/1976                                       6.80
10/28/1976                                       6.76
10/29/1976                                       6.78
 11/1/1976                                       6.70
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 11/3/1976                                       6.79
 11/4/1976                                       6.72
 11/5/1976                                       6.75
 11/8/1976                                       6.82
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11/10/1976                                       6.78
11/11/1976                                       6.78
11/12/1976                                       6.73
11/15/1976                                       6.70
11/16/1976                                       6.60
11/17/1976                                       6.56
11/18/1976                                       6.59
11/19/1976                                       6.44
11/22/1976                                       6.30
11/23/1976                                       6.28
11/24/1976                                       6.23
11/25/1976                                       6.23
11/26/1976                                       5.99
11/29/1976                                       6.02
11/30/1976                                       6.05
 12/1/1976                                       6.02
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 12/3/1976                                       6.03
 12/6/1976                                       6.05
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 12/8/1976                                       6.13
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12/10/1976                                       6.02
12/13/1976                                       6.16
12/14/1976                                       6.13
12/15/1976                                       6.14
12/16/1976                                       6.14
12/17/1976                                       6.11
12/20/1976                                       6.08
12/21/1976                                       6.14
12/22/1976                                       6.12
12/23/1976                                       6.11
12/24/1976                                       6.11
12/27/1976                                       6.13
12/28/1976                                       6.15
12/29/1976                                       6.16
12/30/1976                                       6.12
12/31/1976                                       6.13
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  1/7/1977                                       6.42
 1/10/1977                                       6.60
 1/11/1977                                       6.68
 1/12/1977                                       6.60
 1/13/1977                                       6.50
 1/14/1977                                       6.59
 1/17/1977                                       6.60
 1/18/1977                                       6.70
 1/19/1977                                       6.64
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 1/21/1977                                       6.68
 1/24/1977                                       6.77
 1/25/1977                                       6.74
 1/26/1977                                       6.76
 1/27/1977                                       6.88
 1/28/1977                                       6.86
 1/31/1977                                       6.83
  2/1/1977                                       6.91
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 2/16/1977                                       6.70
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 2/18/1977                                       6.82
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 2/22/1977                                       6.84
 2/23/1977                                       6.95
 2/24/1977                                       7.02
 2/25/1977                                       6.99
 2/28/1977                                       6.98
  3/1/1977                                       6.99
  3/2/1977                                       6.93
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 3/15/1977                                       6.87
 3/16/1977                                       6.90
 3/17/1977                                       6.94
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 3/21/1977                                       6.88
 3/22/1977                                       6.87
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 3/24/1977                                       6.90
 3/25/1977                                       6.94
 3/28/1977                                       6.96
 3/29/1977                                       6.93
 3/30/1977                                       6.95
 3/31/1977                                       6.94
  4/1/1977                                       6.92
  4/4/1977                                       6.94
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 4/14/1977                                       6.56
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 4/19/1977                                       6.66
 4/20/1977                                       6.71
 4/21/1977                                       6.72
 4/22/1977                                       6.80
 4/25/1977                                       6.82
 4/26/1977                                       6.76
 4/27/1977                                       6.75
 4/28/1977                                       6.78
 4/29/1977                                       6.90
  5/2/1977                                       6.94
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  5/5/1977                                       6.94
  5/6/1977                                       7.00
  5/9/1977                                       6.97
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 5/12/1977                                       6.98
 5/13/1977                                       6.94
 5/16/1977                                       6.92
 5/17/1977                                       6.91
 5/18/1977                                       6.89
 5/19/1977                                       7.00
 5/20/1977                                       7.01
 5/23/1977                                       6.99
 5/24/1977                                       6.93
 5/25/1977                                       6.88
 5/26/1977                                       6.86
 5/27/1977                                       6.88
 5/30/1977                                       6.88
 5/31/1977                                       6.87
  6/1/1977                                       6.87
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 6/13/1977                                       6.74
 6/14/1977                                       6.68
 6/15/1977                                       6.73
 6/16/1977                                       6.74
 6/17/1977                                       6.72
 6/20/1977                                       6.74
 6/21/1977                                       6.74
 6/22/1977                                       6.70
 6/23/1977                                       6.72
 6/24/1977                                       6.68
 6/27/1977                                       6.65
 6/28/1977                                       6.64
 6/29/1977                                       6.68
 6/30/1977                                       6.70
  7/1/1977                                       6.71
  7/4/1977                                       6.71
  7/5/1977                                       6.75
  7/6/1977                                       6.78
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 7/11/1977                                       6.83
 7/12/1977                                       6.81
 7/13/1977                                       6.75
 7/14/1977                                       6.75
 7/15/1977                                       6.82
 7/18/1977                                       6.84
 7/19/1977                                       6.83
 7/20/1977                                       6.85
 7/21/1977                                       6.89
 7/22/1977                                       6.88
 7/25/1977                                       6.86
 7/26/1977                                       6.86
 7/27/1977                                       6.94
 7/28/1977                                       7.01
 7/29/1977                                       7.03
  8/1/1977                                       7.02
  8/2/1977                                       7.05
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  8/9/1977                                       7.06
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 8/11/1977                                       7.08
 8/12/1977                                       7.10
 8/15/1977                                       7.11
 8/16/1977                                       7.12
 8/17/1977                                       7.08
 8/18/1977                                       7.06
 8/19/1977                                       7.04
 8/22/1977                                       7.05
 8/23/1977                                       7.02
 8/24/1977                                       7.01
 8/25/1977                                       6.98
 8/26/1977                                       6.93
 8/29/1977                                       6.90
 8/30/1977                                       6.93
 8/31/1977                                       6.94
  9/1/1977                                       6.97
  9/2/1977                                       6.93
  9/5/1977                                       6.93
  9/6/1977                                       6.90
  9/7/1977                                       6.95
  9/8/1977                                       6.96
  9/9/1977                                       7.09
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 9/13/1977                                       7.06
 9/14/1977                                       7.05
 9/15/1977                                       7.04
 9/16/1977                                       7.02
 9/19/1977                                       7.02
 9/20/1977                                       7.04
 9/21/1977                                       7.05
 9/22/1977                                       7.08
 9/23/1977                                       7.09
 9/26/1977                                       7.14
 9/27/1977                                       7.07
 9/28/1977                                       7.08
 9/29/1977                                       7.10
 9/30/1977                                       7.11
 10/3/1977                                       7.13
 10/4/1977                                       7.15
 10/5/1977                                       7.16
 10/6/1977                                       7.23
 10/7/1977                                       7.25
10/10/1977                                       7.25
10/11/1977                                       7.30
10/12/1977                                       7.34
10/13/1977                                       7.34
10/14/1977                                       7.31
10/17/1977                                       7.33
10/18/1977                                       7.36
10/19/1977                                       7.35
10/20/1977                                       7.36
10/21/1977                                       7.39
10/24/1977                                       7.39
10/25/1977                                       7.41
10/26/1977                                       7.40
10/27/1977                                       7.38
10/28/1977                                       7.38
10/31/1977                                       7.44
 11/1/1977                                       7.47
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 11/4/1977                                       7.42
 11/7/1977                                       7.40
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11/10/1977                                       7.34
11/11/1977                                       7.34
11/14/1977                                       7.24
11/15/1977                                       7.26
11/16/1977                                       7.28
11/17/1977                                       7.28
11/18/1977                                       7.28
11/21/1977                                       7.30
11/22/1977                                       7.30
11/23/1977                                       7.30
11/24/1977                                       7.30
11/25/1977                                       7.31
11/28/1977                                       7.31
11/29/1977                                       7.32
11/30/1977                                       7.36
 12/1/1977                                       7.38
 12/2/1977                                       7.40
 12/5/1977                                       7.40
 12/6/1977                                       7.44
 12/7/1977                                       7.45
 12/8/1977                                       7.46
 12/9/1977                                       7.45
12/12/1977                                       7.46
12/13/1977                                       7.46
12/14/1977                                       7.46
12/15/1977                                       7.46
12/16/1977                                       7.44
12/19/1977                                       7.48
12/20/1977                                       7.50
12/21/1977                                       7.48
12/22/1977                                       7.52
12/23/1977                                       7.55
12/26/1977                                       7.55
12/27/1977                                       7.57
12/28/1977                                       7.57
12/29/1977                                       7.58
12/30/1977                                       7.54
  1/2/1978                                       7.54
  1/3/1978                                       7.58
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  1/6/1978                                       7.60
  1/9/1978                                       7.86
 1/10/1978                                       7.85
 1/11/1978                                       7.87
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 1/13/1978                                       7.82
 1/16/1978                                       7.82
 1/17/1978                                       7.81
 1/18/1978                                       7.81
 1/19/1978                                       7.81
 1/20/1978                                       7.81
 1/23/1978                                       7.78
 1/24/1978                                       7.80
 1/25/1978                                       7.82
 1/26/1978                                       7.78
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 1/30/1978                                       7.75
 1/31/1978                                       7.72
  2/1/1978                                       7.74
  2/2/1978                                       7.75
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  2/8/1978                                       7.79
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 2/10/1978                                       7.81
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 2/15/1978                                       7.87
 2/16/1978                                       7.90
 2/17/1978                                       7.88
 2/20/1978                                       7.88
 2/21/1978                                       7.89
 2/22/1978                                       7.91
 2/23/1978                                       7.90
 2/24/1978                                       7.88
 2/27/1978                                       7.86
 2/28/1978                                       7.86
  3/1/1978                                       7.87
  3/2/1978                                       7.87
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 3/10/1978                                       7.82
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 3/14/1978                                       7.81
 3/15/1978                                       7.81
 3/16/1978                                       7.82
 3/17/1978                                       7.81
 3/20/1978                                       7.78
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 3/22/1978                                       7.81
 3/23/1978                                       7.86
 3/24/1978                                       7.86
 3/27/1978                                       7.91
 3/28/1978                                       7.94
 3/29/1978                                       7.94
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 3/31/1978                                       7.97
  4/3/1978                                       7.96
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 4/10/1978                                       7.98
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 4/12/1978                                       7.97
 4/13/1978                                       7.95
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 4/17/1978                                       7.88
 4/18/1978                                       7.89
 4/19/1978                                       7.99
 4/20/1978                                       8.01
 4/21/1978                                       8.02
 4/24/1978                                       8.03
 4/25/1978                                       8.02
 4/26/1978                                       8.05
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  5/1/1978                                       8.08
  5/2/1978                                       8.09
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  5/5/1978                                       8.15
  5/8/1978                                       8.17
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 5/10/1978                                       8.16
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 5/30/1978                                       8.27
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  6/1/1978                                       8.27
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  6/6/1978                                       8.24
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  6/9/1978                                       8.27
 6/12/1978                                       8.28
 6/13/1978                                       8.28
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 6/16/1978                                       8.32
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 6/20/1978                                       8.42
 6/21/1978                                       8.46
 6/22/1978                                       8.45
 6/23/1978                                       8.47
 6/26/1978                                       8.50
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 7/10/1978                                       8.56
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 7/26/1978                                       8.56
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  8/1/1978                                       8.44
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 8/24/1978                                       8.33
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 9/11/1978                                       8.33
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10/10/1978                                       8.50
10/11/1978                                       8.51
10/12/1978                                       8.47
10/13/1978                                       8.47
10/16/1978                                       8.57
10/17/1978                                       8.57
10/18/1978                                       8.58
10/19/1978                                       8.60
10/20/1978                                       8.62
10/23/1978                                       8.62
10/24/1978                                       8.60
10/25/1978                                       8.62
10/26/1978                                       8.69
10/27/1978                                       8.78
10/30/1978                                       8.93
10/31/1978                                       9.16
 11/1/1978                                       8.77
 11/2/1978                                       8.78
 11/3/1978                                       8.80
 11/6/1978                                       8.85
 11/7/1978                                       8.85
 11/8/1978                                       8.87
 11/9/1978                                       8.88
11/10/1978                                       8.85
11/13/1978                                       8.86
11/14/1978                                       8.84
11/15/1978                                       8.76
11/16/1978                                       8.71
11/17/1978                                       8.72
11/20/1978                                       8.74
11/21/1978                                       8.77
11/22/1978                                       8.77
11/23/1978                                       8.77
11/24/1978                                       8.94
11/27/1978                                       8.96
11/28/1978                                       8.96
11/29/1978                                       8.93
11/30/1978                                       8.94
 12/1/1978                                       8.81
 12/4/1978                                       8.85
 12/5/1978                                       8.87
 12/6/1978                                       8.88
 12/7/1978                                       8.92
 12/8/1978                                       8.93
12/11/1978                                       8.93
12/12/1978                                       8.92
12/13/1978                                       8.98
12/14/1978                                       8.98
12/15/1978                                       9.05
12/18/1978                                       9.17
12/19/1978                                       9.17
12/20/1978                                       9.26
12/21/1978                                       9.35
12/22/1978                                       9.32
12/25/1978                                       9.32
12/26/1978                                       9.32
12/27/1978                                       9.31
12/28/1978                                       9.34
12/29/1978                                       9.32
  1/1/1979                                       9.32
  1/2/1979                                       9.33
  1/3/1979                                       9.33
  1/4/1979                                       9.27
  1/5/1979                                       9.28
  1/8/1979                                       9.31
  1/9/1979                                       9.30
 1/10/1979                                       9.30
 1/11/1979                                       9.30
 1/12/1979                                       9.28
 1/15/1979                                       9.27
 1/16/1979                                       9.26
 1/17/1979                                       9.28
 1/18/1979                                       9.27
 1/19/1979                                       9.24
 1/22/1979                                       9.20
 1/23/1979                                       9.16
 1/24/1979                                       9.16
 1/25/1979                                       9.01
 1/26/1979                                       8.98
 1/29/1979                                       9.00
 1/30/1979                                       8.98
 1/31/1979                                       8.95
  2/1/1979                                       8.95
  2/2/1979                                       8.84
  2/5/1979                                       8.92
  2/6/1979                                       9.00
  2/7/1979                                       9.11
  2/8/1979                                       9.11
  2/9/1979                                       9.12
 2/12/1979                                       9.12
 2/13/1979                                       9.12
 2/14/1979                                       9.13
 2/15/1979                                       9.13
 2/16/1979                                       9.14
 2/19/1979                                       9.14
 2/20/1979                                       9.17
 2/21/1979                                       9.20
 2/22/1979                                       9.29
 2/23/1979                                       9.31
 2/26/1979                                       9.28
 2/27/1979                                       9.30
 2/28/1979                                       9.29
  3/1/1979                                       9.28
  3/2/1979                                       9.26
  3/5/1979                                       9.22
  3/6/1979                                       9.20
  3/7/1979                                       9.18
  3/8/1979                                       9.18
  3/9/1979                                       9.20
 3/12/1979                                       9.18
 3/13/1979                                       9.20
 3/14/1979                                       9.21
 3/15/1979                                       9.21
 3/16/1979                                       9.22
 3/19/1979                                       9.21
 3/20/1979                                       9.21
 3/21/1979                                       9.21
 3/22/1979                                       9.20
 3/23/1979                                       9.20
 3/26/1979                                       9.20
 3/27/1979                                       9.18
 3/28/1979                                       9.16
 3/29/1979                                       9.15
 3/30/1979                                       9.19
  4/2/1979                                       9.20
  4/3/1979                                       9.19
  4/4/1979                                       9.18
  4/5/1979                                       9.15
  4/6/1979                                       9.19
  4/9/1979                                       9.23
 4/10/1979                                       9.27
 4/11/1979                                       9.30
 4/12/1979                                       9.30
 4/13/1979                                       9.30
 4/16/1979                                       9.29
 4/17/1979                                       9.24
 4/18/1979                                       9.22
 4/19/1979                                       9.20
 4/20/1979                                       9.26
 4/23/1979                                       9.26
 4/24/1979                                       9.29
 4/25/1979                                       9.26
 4/26/1979                                       9.28
 4/27/1979                                       9.33
 4/30/1979                                       9.35
  5/1/1979                                       9.35
  5/2/1979                                       9.34
  5/3/1979                                       9.36
  5/4/1979                                       9.38
  5/7/1979                                       9.36
  5/8/1979                                       9.36
  5/9/1979                                       9.35
 5/10/1979                                       9.37
 5/11/1979                                       9.33
 5/14/1979                                       9.30
 5/15/1979                                       9.32
 5/16/1979                                       9.30
 5/17/1979                                       9.22
 5/18/1979                                       9.20
 5/21/1979                                       9.22
 5/22/1979                                       9.14
 5/23/1979                                       9.05
 5/24/1979                                       9.02
 5/25/1979                                       8.98
 5/28/1979                                       8.98
 5/29/1979                                       8.99
 5/30/1979                                       8.99
 5/31/1979                                       9.04
  6/1/1979                                       9.01
  6/4/1979                                       9.01
  6/5/1979                                       8.97
  6/6/1979                                       8.91
  6/7/1979                                       8.82
  6/8/1979                                       8.84
 6/11/1979                                       8.87
 6/12/1979                                       8.71
 6/13/1979                                       8.75
 6/14/1979                                       8.79
 6/15/1979                                       8.90
 6/18/1979                                       8.86
 6/19/1979                                       8.88
 6/20/1979                                       8.87
 6/21/1979                                       8.88
 6/22/1979                                       8.94
 6/25/1979                                       8.89
 6/26/1979                                       8.76
 6/27/1979                                       8.72
 6/28/1979                                       8.71
 6/29/1979                                       8.74
  7/2/1979                                       8.70
  7/3/1979                                       8.71
  7/4/1979                                       8.71
  7/5/1979                                       8.73
  7/6/1979                                       8.78
  7/9/1979                                       8.82
 7/10/1979                                       8.85
 7/11/1979                                       8.88
 7/12/1979                                       8.88
 7/13/1979                                       8.88
 7/16/1979                                       8.92
 7/17/1979                                       8.93
 7/18/1979                                       8.93
 7/19/1979                                       8.96
 7/20/1979                                       8.96
 7/23/1979                                       8.98
 7/24/1979                                       9.01
 7/25/1979                                       8.98
 7/26/1979                                       8.94
 7/27/1979                                       9.01
 7/30/1979                                       9.01
 7/31/1979                                       8.99
  8/1/1979                                       8.96
  8/2/1979                                       8.90
  8/3/1979                                       8.92
  8/6/1979                                       8.90
  8/7/1979                                       8.90
  8/8/1979                                       8.92
  8/9/1979                                       8.96
 8/10/1979                                       8.99
 8/13/1979                                       9.00
 8/14/1979                                       8.98
 8/15/1979                                       9.02
 8/16/1979                                       9.02
 8/17/1979                                       9.03
 8/20/1979                                       9.05
 8/21/1979                                       9.09
 8/22/1979                                       9.11
 8/23/1979                                       9.11
 8/24/1979                                       9.19
 8/27/1979                                       9.18
 8/28/1979                                       9.23
 8/29/1979                                       9.25
 8/30/1979                                       9.32
 8/31/1979                                       9.36
  9/3/1979                                       9.36
  9/4/1979                                       9.42
  9/5/1979                                       9.42
  9/6/1979                                       9.42
  9/7/1979                                       9.41
 9/10/1979                                       9.42
 9/11/1979                                       9.27
 9/12/1979                                       9.36
 9/13/1979                                       9.41
 9/14/1979                                       9.36
 9/17/1979                                       9.44
 9/18/1979                                       9.45
 9/19/1979                                       9.38
 9/20/1979                                       9.38
 9/21/1979                                       9.38
 9/24/1979                                       9.41
 9/25/1979                                       9.40
 9/26/1979                                       9.45
 9/27/1979                                       9.50
 9/28/1979                                       9.48
 10/1/1979                                       9.55
 10/2/1979                                       9.54
 10/3/1979                                       9.55
 10/4/1979                                       9.67
 10/5/1979                                       9.74
 10/8/1979                                       9.74
 10/9/1979                                      10.29
10/10/1979                                      10.48
10/11/1979                                      10.45
10/12/1979                                      10.45
10/15/1979                                      10.60
10/16/1979                                      10.56
10/17/1979                                      10.51
10/18/1979                                      10.74
10/19/1979                                      11.09
10/22/1979                                      11.40
10/23/1979                                      11.48
10/24/1979                                      11.36
10/25/1979                                      11.50
10/26/1979                                      11.11
10/29/1979                                      11.27
10/30/1979                                      11.27
10/31/1979                                      11.20
 11/1/1979                                      11.26
 11/2/1979                                      11.24
 11/5/1979                                      11.25
 11/6/1979                                      11.25
 11/7/1979                                      11.35
 11/8/1979                                      11.28
 11/9/1979                                      10.96
11/12/1979                                      10.96
11/13/1979                                      10.86
11/14/1979                                      10.98
11/15/1979                                      10.86
11/16/1979                                      11.08
11/19/1979                                      11.19
11/20/1979                                      11.22
11/21/1979                                      11.17
11/22/1979                                      11.17
11/23/1979                                      10.76
11/26/1979                                      10.52
11/27/1979                                      10.28
11/28/1979                                      10.46
11/29/1979                                      10.42
11/30/1979                                      10.44
 12/3/1979                                      10.48
 12/4/1979                                      10.40
 12/5/1979                                      10.31
 12/6/1979                                      10.20
 12/7/1979                                      10.29
12/10/1979                                      10.29
12/11/1979                                      10.47
12/12/1979                                      10.60
12/13/1979                                      10.51
12/14/1979                                      10.40
12/17/1979                                      10.39
12/18/1979                                      10.33
12/19/1979                                      10.33
12/20/1979                                      10.40
12/21/1979                                      10.48
12/24/1979                                      10.49
12/25/1979                                      10.49
12/26/1979                                      10.52
12/27/1979                                      10.54
12/28/1979                                      10.50
12/31/1979                                      10.38
  1/1/1980                                      10.38
  1/2/1980                                      10.52
  1/3/1980                                      10.54
  1/4/1980                                      10.62
  1/7/1980                                      10.56
  1/8/1980                                      10.52
  1/9/1980                                      10.53
 1/10/1980                                      10.47
 1/11/1980                                      10.61
 1/14/1980                                      10.61
 1/15/1980                                      10.61
 1/16/1980                                      10.60
 1/17/1980                                      10.62
 1/18/1980                                      10.74
 1/21/1980                                      10.86
 1/22/1980                                      10.80
 1/23/1980                                      10.76
 1/24/1980                                      10.90
 1/25/1980                                      11.04
 1/28/1980                                      11.08
 1/29/1980                                      11.14
 1/30/1980                                      11.12
 1/31/1980                                      11.11
  2/1/1980                                      11.30
  2/4/1980                                      11.38
  2/5/1980                                      11.80
  2/6/1980                                      11.86
  2/7/1980                                      11.61
  2/8/1980                                      11.76
 2/11/1980                                      11.91
 2/12/1980                                      11.91
 2/13/1980                                      11.86
 2/14/1980                                      11.93
 2/15/1980                                      12.26
 2/18/1980                                      12.26
 2/19/1980                                      12.88
 2/20/1980                                      13.10
 2/21/1980                                      13.50
 2/22/1980                                      13.38
 2/25/1980                                      13.70
 2/26/1980                                      14.12
 2/27/1980                                      14.08
 2/28/1980                                      13.42
 2/29/1980                                      13.48
  3/3/1980                                      13.53
  3/4/1980                                      13.61
  3/5/1980                                      13.68
  3/6/1980                                      13.80
  3/7/1980                                      13.64
 3/10/1980                                      13.37
 3/11/1980                                      13.03
 3/12/1980                                      13.27
 3/13/1980                                      13.20
 3/14/1980                                      13.21
 3/17/1980                                      13.22
 3/18/1980                                      13.01
 3/19/1980                                      13.00
 3/20/1980                                      13.32
 3/21/1980                                      13.51
 3/24/1980                                      14.03
 3/25/1980                                      14.00
 3/26/1980                                      13.87
 3/27/1980                                      13.75
 3/28/1980                                      13.50
 3/31/1980                                      13.31
  4/1/1980                                      13.39
  4/2/1980                                      13.27
  4/3/1980                                      13.19
  4/4/1980                                      13.19
  4/7/1980                                      12.70
  4/8/1980                                      12.64
  4/9/1980                                      12.59
 4/10/1980                                      12.61
 4/11/1980                                      12.30
 4/14/1980                                      12.15
 4/15/1980                                      12.02
 4/16/1980                                      11.43
 4/17/1980                                      11.52
 4/18/1980                                      11.24
 4/21/1980                                      11.10
 4/22/1980                                      10.97
 4/23/1980                                      11.03
 4/24/1980                                      11.15
 4/25/1980                                      11.14
 4/28/1980                                      10.73
 4/29/1980                                      10.73
 4/30/1980                                      10.82
  5/1/1980                                      10.72
  5/2/1980                                      10.17
  5/5/1980                                      10.08
  5/6/1980                                       9.71
  5/7/1980                                       9.85
  5/8/1980                                       9.97
  5/9/1980                                      10.08
 5/12/1980                                       9.99
 5/13/1980                                       9.79
 5/14/1980                                       9.84
 5/15/1980                                       9.97
 5/16/1980                                      10.09
 5/19/1980                                      10.20
 5/20/1980                                       9.89
 5/21/1980                                       9.85
 5/22/1980                                       9.89
 5/23/1980                                       9.61
 5/26/1980                                       9.61
 5/27/1980                                       9.63
 5/28/1980                                       9.78
 5/29/1980                                       9.88
 5/30/1980                                       9.87
  6/2/1980                                       9.97
  6/3/1980                                       9.66
  6/4/1980                                       9.55
  6/5/1980                                       9.46
  6/6/1980                                       9.25
  6/9/1980                                       9.17
 6/10/1980                                       9.27
 6/11/1980                                       9.17
 6/12/1980                                       8.93
 6/13/1980                                       8.86
 6/16/1980                                       8.87
 6/17/1980                                       8.86
 6/18/1980                                       8.96
 6/19/1980                                       8.96
 6/20/1980                                       8.86
 6/23/1980                                       9.02
 6/24/1980                                       9.13
 6/25/1980                                       9.23
 6/26/1980                                       9.33
 6/27/1980                                       9.45
 6/30/1980                                       9.48
  7/1/1980                                       9.55
  7/2/1980                                       9.49
  7/3/1980                                       9.36
  7/4/1980                                       9.36
  7/7/1980                                       9.49
  7/8/1980                                       9.37
  7/9/1980                                       9.41
 7/10/1980                                       9.47
 7/11/1980                                       9.56
 7/14/1980                                       9.56
 7/15/1980                                       9.45
 7/16/1980                                       9.34
 7/17/1980                                       9.43
 7/18/1980                                       9.42
 7/21/1980                                       9.38
 7/22/1980                                       9.41
 7/23/1980                                       9.40
 7/24/1980                                       9.51
 7/25/1980                                       9.59
 7/28/1980                                       9.77
 7/29/1980                                       9.77
 7/30/1980                                       9.81
 7/31/1980                                      10.09
  8/1/1980                                      10.16
  8/4/1980                                      10.04
  8/5/1980                                      10.06
  8/6/1980                                      10.19
  8/7/1980                                      10.10
  8/8/1980                                      10.22
 8/11/1980                                      10.47
 8/12/1980                                      10.48
 8/13/1980                                      10.46
 8/14/1980                                      10.48
 8/15/1980                                      10.48
 8/18/1980                                      10.99
 8/19/1980                                      11.11
 8/20/1980                                      11.29
 8/21/1980                                      11.39
 8/22/1980                                      11.26
 8/25/1980                                      11.55
 8/26/1980                                      11.55
 8/27/1980                                      11.76
 8/28/1980                                      11.92
 8/29/1980                                      11.66
  9/1/1980                                      11.66
  9/2/1980                                      11.45
  9/3/1980                                      11.13
  9/4/1980                                      11.15
  9/5/1980                                      11.19
  9/8/1980                                      11.30
  9/9/1980                                      11.27
 9/10/1980                                      11.19
 9/11/1980                                      11.37
 9/12/1980                                      11.41
 9/15/1980                                      11.75
 9/16/1980                                      11.63
 9/17/1980                                      11.73
 9/18/1980                                      11.75
 9/19/1980                                      11.53
 9/22/1980                                      11.92
 9/23/1980                                      11.97
 9/24/1980                                      11.96
 9/25/1980                                      12.04
 9/26/1980                                      12.17
 9/29/1980                                      12.19
 9/30/1980                                      11.88
 10/1/1980                                      11.77
 10/2/1980                                      11.83
 10/3/1980                                      11.35
 10/6/1980                                      11.35
 10/7/1980                                      11.40
 10/8/1980                                      11.55
 10/9/1980                                      11.45
10/10/1980                                      11.55
10/13/1980                                      11.55
10/14/1980                                      11.50
10/15/1980                                      11.44
10/16/1980                                      11.55
10/17/1980                                      11.69
10/20/1980                                      11.72
10/21/1980                                      11.81
10/22/1980                                      12.07
10/23/1980                                      11.95
10/24/1980                                      11.89
10/27/1980                                      12.32
10/28/1980                                      12.56
10/29/1980                                      12.75
10/30/1980                                      12.71
10/31/1980                                      12.74
 11/3/1980                                      12.74
 11/4/1980                                      12.74
 11/5/1980                                      12.95
 11/6/1980                                      13.19
 11/7/1980                                      12.87
11/10/1980                                      12.88
11/11/1980                                      12.88
11/12/1980                                      12.39
11/13/1980                                      12.38
11/14/1980                                      12.70
11/17/1980                                      12.95
11/18/1980                                      12.67
11/19/1980                                      12.60
11/20/1980                                      12.68
11/21/1980                                      12.97
11/24/1980                                      13.00
11/25/1980                                      13.07
11/26/1980                                      13.01
11/27/1980                                      13.01
11/28/1980                                      13.14
 12/1/1980                                      13.35
 12/2/1980                                      13.37
 12/3/1980                                      13.42
 12/4/1980                                      13.43
 12/5/1980                                      13.45
 12/8/1980                                      13.51
 12/9/1980                                      13.61
12/10/1980                                      13.63
12/11/1980                                      14.04
12/12/1980                                      13.63
12/15/1980                                      13.75
12/16/1980                                      14.04
12/17/1980                                      13.87
12/18/1980                                      13.79
12/19/1980                                      13.02
12/22/1980                                      12.34
12/23/1980                                      12.50
12/24/1980                                      12.61
12/25/1980                                      12.61
12/26/1980                                      12.53
12/29/1980                                      12.41
12/30/1980                                      12.55
12/31/1980                                      12.59
  1/1/1981                                      12.59
  1/2/1981                                      12.61
  1/5/1981                                      12.29
  1/6/1981                                      12.21
  1/7/1981                                      12.61
  1/8/1981                                      12.68
  1/9/1981                                      12.88
 1/12/1981                                      12.71
 1/13/1981                                      12.68
 1/14/1981                                      12.61
 1/15/1981                                      12.77
 1/16/1981                                      12.66
 1/19/1981                                      12.92
 1/20/1981                                      12.77
 1/21/1981                                      13.08
 1/22/1981                                      13.16
 1/23/1981                                      13.10
 1/26/1981                                      12.89
 1/27/1981                                      12.92
 1/28/1981                                      12.94
 1/29/1981                                      12.89
 1/30/1981                                      12.80
  2/2/1981                                      13.02
  2/3/1981                                      13.20
  2/4/1981                                      13.09
  2/5/1981                                      13.10
  2/6/1981                                      13.23
  2/9/1981                                      13.35
 2/10/1981                                      13.50
 2/11/1981                                      13.66
 2/12/1981                                      13.66
 2/13/1981                                      13.84
 2/16/1981                                      13.84
 2/17/1981                                      13.46
 2/18/1981                                      13.45
 2/19/1981                                      13.25
 2/20/1981                                      13.10
 2/23/1981                                      13.49
 2/24/1981                                      13.51
 2/25/1981                                      13.61
 2/26/1981                                      13.80
 2/27/1981                                      13.76
  3/2/1981                                      13.92
  3/3/1981                                      13.78
  3/4/1981                                      13.82
  3/5/1981                                      13.78
  3/6/1981                                      13.49
  3/9/1981                                      13.39
 3/10/1981                                      13.37
 3/11/1981                                      13.40
 3/12/1981                                      13.33
 3/13/1981                                      13.18
 3/16/1981                                      13.15
 3/17/1981                                      12.97
 3/18/1981                                      12.80
 3/19/1981                                      12.95
 3/20/1981                                      13.01
 3/23/1981                                      13.38
 3/24/1981                                      13.57
 3/25/1981                                      13.51
 3/26/1981                                      13.63
 3/27/1981                                      13.68
 3/30/1981                                      13.48
 3/31/1981                                      13.39
  4/1/1981                                      13.36
  4/2/1981                                      13.46
  4/3/1981                                      13.62
  4/6/1981                                      14.01
  4/7/1981                                      13.74
  4/8/1981                                      13.85
  4/9/1981                                      13.77
 4/10/1981                                      13.84
 4/13/1981                                      14.01
 4/14/1981                                      13.89
 4/15/1981                                      14.05
 4/16/1981                                      14.08
 4/17/1981                                      14.08
 4/20/1981                                      14.10
 4/21/1981                                      14.07
 4/22/1981                                      14.13
 4/23/1981                                      14.18
 4/24/1981                                      14.24
 4/27/1981                                      14.31
 4/28/1981                                      14.28
 4/29/1981                                      14.37
 4/30/1981                                      14.45
  5/1/1981                                      14.37
  5/4/1981                                      14.83
  5/5/1981                                      15.35
  5/6/1981                                      15.02
  5/7/1981                                      14.83
  5/8/1981                                      14.66
 5/11/1981                                      14.87
 5/12/1981                                      15.06
 5/13/1981                                      15.05
 5/14/1981                                      14.84
 5/15/1981                                      14.59
 5/18/1981                                      14.22
 5/19/1981                                      14.59
 5/20/1981                                      14.71
 5/21/1981                                      14.77
 5/22/1981                                      14.39
 5/25/1981                                      14.39
 5/26/1981                                      14.13
 5/27/1981                                      14.24
 5/28/1981                                      13.99
 5/29/1981                                      13.99
  6/1/1981                                      13.99
  6/2/1981                                      14.07
  6/3/1981                                      14.05
  6/4/1981                                      14.10
  6/5/1981                                      14.10
  6/8/1981                                      13.78
  6/9/1981                                      13.87
 6/10/1981                                      13.78
 6/11/1981                                      13.84
 6/12/1981                                      13.87
 6/15/1981                                      13.57
 6/16/1981                                      13.58
 6/17/1981                                      13.71
 6/18/1981                                      14.10
 6/19/1981                                      14.07
 6/22/1981                                      13.96
 6/23/1981                                      14.00
 6/24/1981                                      14.10
 6/25/1981                                      14.08
 6/26/1981                                      14.09
 6/29/1981                                      14.01
 6/30/1981                                      14.25
  7/1/1981                                      14.47
  7/2/1981                                      14.38
  7/3/1981                                      14.38
  7/6/1981                                      14.27
  7/7/1981                                      14.49
  7/8/1981                                      14.57
  7/9/1981                                      14.60
 7/10/1981                                      14.45
 7/13/1981                                      14.41
 7/14/1981                                      14.55
 7/15/1981                                      14.55
 7/16/1981                                      14.59
 7/17/1981                                      14.53
 7/20/1981                                      15.25
 7/21/1981                                      15.23
 7/22/1981                                      15.24
 7/23/1981                                      15.17
 7/24/1981                                      14.96
 7/27/1981                                      14.87
 7/28/1981                                      15.04
 7/29/1981                                      15.21
 7/30/1981                                      15.31
 7/31/1981                                      15.24
  8/3/1981                                      15.62
  8/4/1981                                      15.60
  8/5/1981                                      15.40
  8/6/1981                                      15.31
  8/7/1981                                      15.34
 8/10/1981                                      15.08
 8/11/1981                                      14.87
 8/12/1981                                      15.12
 8/13/1981                                      15.26
 8/14/1981                                      15.34
 8/17/1981                                      15.39
 8/18/1981                                      15.45
 8/19/1981                                      15.48
 8/20/1981                                      15.63
 8/21/1981                                      15.62
 8/24/1981                                      16.00
 8/25/1981                                      16.07
 8/26/1981                                      15.99
 8/27/1981                                      16.15
 8/28/1981                                      16.01
 8/31/1981                                      16.11
  9/1/1981                                      16.12
  9/2/1981                                      16.09
  9/3/1981                                      16.14
  9/4/1981                                      16.17
  9/7/1981                                      16.17
  9/8/1981                                      16.23
  9/9/1981                                      16.22
 9/10/1981                                      16.01
 9/11/1981                                      15.81
 9/14/1981                                      15.93
 9/15/1981                                      15.71
 9/16/1981                                      15.75
 9/17/1981                                      15.55
 9/18/1981                                      15.55
 9/21/1981                                      15.31
 9/22/1981                                      15.61
 9/23/1981                                      15.79
 9/24/1981                                      15.83
 9/25/1981                                      16.13
 9/28/1981                                      16.13
 9/29/1981                                      16.18
 9/30/1981                                      16.27
 10/1/1981                                      16.13
 10/2/1981                                      15.83
 10/5/1981                                      15.55
 10/6/1981                                      15.53
 10/7/1981                                      15.43
 10/8/1981                                      15.41
 10/9/1981                                      15.03
10/12/1981                                      15.03
10/13/1981                                      15.12
10/14/1981                                      15.13
10/15/1981                                      15.12
10/16/1981                                      15.20
10/19/1981                                      15.29
10/20/1981                                      15.37
10/21/1981                                      15.55
10/22/1981                                      15.57
10/23/1981                                      15.46
10/26/1981                                      15.68
10/27/1981                                      15.62
10/28/1981                                      15.54
10/29/1981                                      15.20
10/30/1981                                      14.78
 11/2/1981                                      14.61
 11/3/1981                                      14.61
 11/4/1981                                      14.32
 11/5/1981                                      14.43
 11/6/1981                                      14.07
 11/9/1981                                      13.54
11/10/1981                                      13.63
11/11/1981                                      13.63
11/12/1981                                      13.23
11/13/1981                                      13.31
11/16/1981                                      13.21
11/17/1981                                      13.21
11/18/1981                                      13.11
11/19/1981                                      13.04
11/20/1981                                      13.01
11/23/1981                                      13.31
11/24/1981                                      12.75
11/25/1981                                      12.61
11/26/1981                                      12.61
11/27/1981                                      12.58
11/30/1981                                      12.79
 12/1/1981                                      13.11
 12/2/1981                                      13.25
 12/3/1981                                      13.21
 12/4/1981                                      12.80
 12/7/1981                                      13.22
 12/8/1981                                      13.23
 12/9/1981                                      13.40
12/10/1981                                      13.77
12/11/1981                                      13.73
12/14/1981                                      13.55
12/15/1981                                      13.35
12/16/1981                                      13.36
12/17/1981                                      13.55
12/18/1981                                      13.40
12/21/1981                                      13.87
12/22/1981                                      14.03
12/23/1981                                      14.20
12/24/1981                                      14.03
12/25/1981                                      14.03
12/28/1981                                      14.01
12/29/1981                                      14.11
12/30/1981                                      14.06
12/31/1981                                      13.97
  1/1/1982                                      13.97
  1/4/1982                                      14.15
  1/5/1982                                      14.41
  1/6/1982                                      14.60
  1/7/1982                                      14.66
  1/8/1982                                      14.47
 1/11/1982                                      14.83
 1/12/1982                                      14.70
 1/13/1982                                      14.86
 1/14/1982                                      14.69
 1/15/1982                                      14.86
 1/18/1982                                      14.77
 1/19/1982                                      14.79
 1/20/1982                                      14.90
 1/21/1982                                      14.75
 1/22/1982                                      14.85
 1/25/1982                                      14.80
 1/26/1982                                      14.63
 1/27/1982                                      14.62
 1/28/1982                                      14.33
 1/29/1982                                      14.24
  2/1/1982                                      14.79
  2/2/1982                                      14.61
  2/3/1982                                      14.73
  2/4/1982                                      14.82
  2/5/1982                                      14.72
  2/8/1982                                      14.94
  2/9/1982                                      15.02
 2/10/1982                                      14.89
 2/11/1982                                      14.80
 2/12/1982                                      14.80
 2/15/1982                                       4.80
 2/16/1982                                      14.68
 2/17/1982                                      14.73
 2/18/1982                                      14.45
 2/19/1982                                      14.44
 2/22/1982                                      13.97
 2/23/1982                                      14.03
 2/24/1982                                      13.98
 2/25/1982                                      14.01
 2/26/1982                                      14.12
  3/1/1982                                      13.97
  3/2/1982                                      13.87
  3/3/1982                                      13.77
  3/4/1982                                      13.61
  3/5/1982                                      13.57
  3/8/1982                                      13.57
  3/9/1982                                      13.72
 3/10/1982                                      13.75
 3/11/1982                                      14.03
 3/12/1982                                      14.04
 3/15/1982                                      14.11
 3/16/1982                                      14.04
 3/17/1982                                      14.00
 3/18/1982                                      14.01
 3/19/1982                                      14.06
 3/22/1982                                      13.91
 3/23/1982                                      13.89
 3/24/1982                                      14.10
 3/25/1982                                      14.09
 3/26/1982                                      14.18
 3/29/1982                                      14.39
 3/30/1982                                      14.41
 3/31/1982                                      14.39
  4/1/1982                                      14.26
  4/2/1982                                      14.26
  4/5/1982                                      14.28
  4/6/1982                                      14.30
  4/7/1982                                      14.30
  4/8/1982                                      14.11
  4/9/1982                                      14.11
 4/12/1982                                      14.01
 4/13/1982                                      13.99
 4/14/1982                                      14.12
 4/15/1982                                      14.05
 4/16/1982                                      13.83
 4/19/1982                                      13.83
 4/20/1982                                      13.89
 4/21/1982                                      13.81
 4/22/1982                                      13.87
 4/23/1982                                      13.84
 4/26/1982                                      13.81
 4/27/1982                                      13.80
 4/28/1982                                      13.87
 4/29/1982                                      13.95
 4/30/1982                                      13.90
  5/3/1982                                      14.02
  5/4/1982                                      14.02
  5/5/1982                                      13.95
  5/6/1982                                      13.71
  5/7/1982                                      13.64
 5/10/1982                                      13.59
 5/11/1982                                      13.64
 5/12/1982                                      13.75
 5/13/1982                                      13.84
 5/14/1982                                      13.64
 5/17/1982                                      13.71
 5/18/1982                                      13.76
 5/19/1982                                      13.81
 5/20/1982                                      13.64
 5/21/1982                                      13.66
 5/24/1982                                      13.68
 5/25/1982                                      13.73
 5/26/1982                                      13.74
 5/27/1982                                      13.79
 5/28/1982                                      13.76
 5/31/1982                                      13.76
  6/1/1982                                      13.98
  6/2/1982                                      13.96
  6/3/1982                                      13.94
  6/4/1982                                      14.03
  6/7/1982                                      14.00
  6/8/1982                                      14.04
  6/9/1982                                      14.06
 6/10/1982                                      14.08
 6/11/1982                                      14.00
 6/14/1982                                      14.31
 6/15/1982                                      14.31
 6/16/1982                                      14.39
 6/17/1982                                      14.61
 6/18/1982                                      14.80
 6/21/1982                                      14.85
 6/22/1982                                      14.84
 6/23/1982                                      14.95
 6/24/1982                                      14.94
 6/25/1982                                      14.93
 6/28/1982                                      14.91
 6/29/1982                                      14.80
 6/30/1982                                      14.65
  7/1/1982                                      14.62
  7/2/1982                                      14.69
  7/5/1982                                      14.69
  7/6/1982                                      14.69
  7/7/1982                                      14.69
  7/8/1982                                      14.33
  7/9/1982                                      14.19
 7/12/1982                                      14.01
 7/13/1982                                      14.19
 7/14/1982                                      14.27
 7/15/1982                                      14.16
 7/16/1982                                      13.86
 7/19/1982                                      13.80
 7/20/1982                                      13.65
 7/21/1982                                      13.70
 7/22/1982                                      13.55
 7/23/1982                                      13.58
 7/26/1982                                      13.92
 7/27/1982                                      13.89
 7/28/1982                                      14.00
 7/29/1982                                      13.89
 7/30/1982                                      13.73
  8/2/1982                                      13.46
  8/3/1982                                      13.52
  8/4/1982                                      13.60
  8/5/1982                                      13.68
  8/6/1982                                      13.86
  8/9/1982                                      13.72
 8/10/1982                                      13.74
 8/11/1982                                      13.74
 8/12/1982                                      13.50
 8/13/1982                                      13.24
 8/16/1982                                      13.00
 8/17/1982                                      12.61
 8/18/1982                                      12.45
 8/19/1982                                      12.42
 8/20/1982                                      12.15
 8/23/1982                                      12.39
 8/24/1982                                      12.29
 8/25/1982                                      12.26
 8/26/1982                                      12.32
 8/27/1982                                      12.65
 8/30/1982                                      12.71
 8/31/1982                                      12.65
  9/1/1982                                      12.58
  9/2/1982                                      12.52
  9/3/1982                                      12.26
  9/6/1982                                      12.26
  9/7/1982                                      12.36
  9/8/1982                                      12.40
  9/9/1982                                      12.41
 9/10/1982                                      12.56
 9/13/1982                                      12.52
 9/14/1982                                      12.38
 9/15/1982                                      12.56
 9/16/1982                                      12.52
 9/17/1982                                      12.39
 9/20/1982                                      12.43
 9/21/1982                                      12.13
 9/22/1982                                      12.04
 9/23/1982                                      11.92
 9/24/1982                                      12.05
 9/27/1982                                      11.95
 9/28/1982                                      11.78
 9/29/1982                                      11.76
 9/30/1982                                      11.69
 10/1/1982                                      11.50
 10/4/1982                                      11.73
 10/5/1982                                      11.70
 10/6/1982                                      11.52
 10/7/1982                                      10.81
 10/8/1982                                      10.71
10/11/1982                                      10.71
10/12/1982                                      10.40
10/13/1982                                      10.28
10/14/1982                                      10.52
10/15/1982                                      10.64
10/18/1982                                      10.42
10/19/1982                                      10.38
10/20/1982                                      10.52
10/21/1982                                      10.54
10/22/1982                                      10.66
10/25/1982                                      10.97
10/26/1982                                      10.74
10/27/1982                                      10.76
10/28/1982                                      10.61
10/29/1982                                      10.58
 11/1/1982                                      10.41
 11/2/1982                                      10.41
 11/3/1982                                      10.30
 11/4/1982                                      10.28
 11/5/1982                                      10.36
 11/8/1982                                      10.46
 11/9/1982                                      10.41
11/10/1982                                      10.38
11/11/1982                                      10.38
11/12/1982                                      10.50
11/15/1982                                      10.60
11/16/1982                                      10.63
11/17/1982                                      10.55
11/18/1982                                      10.42
11/19/1982                                      10.36
11/22/1982                                      10.25
11/23/1982                                      10.19
11/24/1982                                      10.20
11/25/1982                                      10.20
11/26/1982                                      10.19
11/29/1982                                      10.39
11/30/1982                                      10.37
 12/1/1982                                      10.34
 12/2/1982                                      10.29
 12/3/1982                                      10.16
 12/6/1982                                      10.17
 12/7/1982                                      10.21
 12/8/1982                                      10.25
 12/9/1982                                      10.30
12/10/1982                                      10.37
12/13/1982                                      10.34
12/14/1982                                      10.13
12/15/1982                                      10.15
12/16/1982                                      10.24
12/17/1982                                      10.28
12/20/1982                                      10.31
12/21/1982                                      10.21
12/22/1982                                      10.22
12/23/1982                                      10.15
12/24/1982                                      10.15
12/27/1982                                      10.15
12/28/1982                                      10.15
12/29/1982                                      10.19
12/30/1982                                      10.19
12/31/1982                                      10.09
  1/3/1983                                      10.02
  1/4/1983                                      10.07
  1/5/1983                                      10.06
  1/6/1983                                      10.05
  1/7/1983                                       9.98
 1/10/1983                                       9.96
 1/11/1983                                       9.92
 1/12/1983                                       9.92
 1/13/1983                                       9.81
 1/14/1983                                       9.78
 1/17/1983                                       9.78
 1/18/1983                                       9.79
 1/19/1983                                       9.89
 1/20/1983                                       9.94
 1/21/1983                                      10.18
 1/24/1983                                      10.26
 1/25/1983                                      10.18
 1/26/1983                                      10.23
 1/27/1983                                      10.20
 1/28/1983                                      10.21
 1/31/1983                                      10.31
  2/1/1983                                      10.34
  2/2/1983                                      10.37
  2/3/1983                                      10.39
  2/4/1983                                      10.51
  2/7/1983                                      10.49
  2/8/1983                                      10.50
  2/9/1983                                      10.58
 2/10/1983                                      10.38
 2/11/1983                                      10.31
 2/14/1983                                      10.37
 2/15/1983                                      10.37
 2/16/1983                                      10.29
 2/17/1983                                      10.24
 2/18/1983                                      10.13
 2/21/1983                                      10.13
 2/22/1983                                      10.01
 2/23/1983                                      10.00
 2/24/1983                                       9.96
 2/25/1983                                       9.82
 2/28/1983                                       9.83
  3/1/1983                                       9.74
  3/2/1983                                       9.76
  3/3/1983                                       9.72
  3/4/1983                                       9.75
  3/7/1983                                       9.92
  3/8/1983                                      10.01
  3/9/1983                                      10.02
 3/10/1983                                      10.08
 3/11/1983                                      10.12
 3/14/1983                                      10.02
 3/15/1983                                       9.99
 3/16/1983                                      10.09
 3/17/1983                                      10.14
 3/18/1983                                      10.15
 3/21/1983                                      10.20
 3/22/1983                                      10.29
 3/23/1983                                      10.23
 3/24/1983                                      10.24
 3/25/1983                                      10.32
 3/28/1983                                      10.33
 3/29/1983                                      10.28
 3/30/1983                                      10.25
 3/31/1983                                      10.27
  4/1/1983                                      10.27
  4/4/1983                                      10.25
  4/5/1983                                      10.11
  4/6/1983                                      10.11
  4/7/1983                                      10.09
  4/8/1983                                      10.11
 4/11/1983                                       9.99
 4/12/1983                                      10.01
 4/13/1983                                      10.01
 4/14/1983                                       9.93
 4/15/1983                                       9.98
 4/18/1983                                       9.95
 4/19/1983                                      10.04
 4/20/1983                                      10.01
 4/21/1983                                      10.07
 4/22/1983                                      10.03
 4/25/1983                                      10.01
 4/26/1983                                      10.02
 4/27/1983                                       9.92
 4/28/1983                                       9.91
 4/29/1983                                       9.88
  5/2/1983                                       9.82
  5/3/1983                                       9.81
  5/4/1983                                       9.73
  5/5/1983                                       9.76
  5/6/1983                                       9.74
  5/9/1983                                       9.86
 5/10/1983                                       9.81
 5/11/1983                                       9.82
 5/12/1983                                       9.87
 5/13/1983                                       9.86
 5/16/1983                                      10.02
 5/17/1983                                      10.03
 5/18/1983                                      10.06
 5/19/1983                                      10.17
 5/20/1983                                      10.20
 5/23/1983                                      10.27
 5/24/1983                                      10.30
 5/25/1983                                      10.29
 5/26/1983                                      10.38
 5/27/1983                                      10.37
 5/30/1983                                      10.37
 5/31/1983                                      10.55
  6/1/1983                                      10.48
  6/2/1983                                      10.46
  6/3/1983                                      10.53
  6/6/1983                                      10.54
  6/7/1983                                      10.61
  6/8/1983                                      10.64
  6/9/1983                                      10.63
 6/10/1983                                      10.64
 6/13/1983                                      10.50
 6/14/1983                                      10.53
 6/15/1983                                      10.48
 6/16/1983                                      10.46
 6/17/1983                                      10.47
 6/20/1983                                      10.62
 6/21/1983                                      10.64
 6/22/1983                                      10.71
 6/23/1983                                      10.76
 6/24/1983                                      10.83
 6/27/1983                                      10.92
 6/28/1983                                      10.85
 6/29/1983                                      10.76
 6/30/1983                                      10.76
  7/1/1983                                      10.72
  7/4/1983                                      10.72
  7/5/1983                                      11.03
  7/6/1983                                      10.98
  7/7/1983                                      11.12
  7/8/1983                                      11.16
 7/11/1983                                      11.09
 7/12/1983                                      11.24
 7/13/1983                                      11.21
 7/14/1983                                      11.21
 7/15/1983                                      11.36
 7/18/1983                                      11.30
 7/19/1983                                      11.23
 7/20/1983                                      11.14
 7/21/1983                                      11.16
 7/22/1983                                      11.26
 7/25/1983                                      11.26
 7/26/1983                                      11.33
 7/27/1983                                      11.32
 7/28/1983                                      11.47
 7/29/1983                                      11.59
  8/1/1983                                      11.63
  8/2/1983                                      11.68
  8/3/1983                                      11.68
  8/4/1983                                      11.84
  8/5/1983                                      11.85
  8/8/1983                                      11.95
  8/9/1983                                      11.88
 8/10/1983                                      11.94
 8/11/1983                                      11.87
 8/12/1983                                      11.82
 8/15/1983                                      11.58
 8/16/1983                                      11.52
 8/17/1983                                      11.41
 8/18/1983                                      11.44
 8/19/1983                                      11.50
 8/22/1983                                      11.30
 8/23/1983                                      11.37
 8/24/1983                                      11.30
 8/25/1983                                      11.35
 8/26/1983                                      11.40
 8/29/1983                                      11.63
 8/30/1983                                      11.67
 8/31/1983                                      11.79
  9/1/1983                                      11.76
  9/2/1983                                      11.81
  9/5/1983                                      11.81
  9/6/1983                                      11.63
  9/7/1983                                      11.52
  9/8/1983                                      11.57
  9/9/1983                                      11.53
 9/12/1983                                      11.35
 9/13/1983                                      11.38
 9/14/1983                                      11.51
 9/15/1983                                      11.61
 9/16/1983                                      11.43
 9/19/1983                                      11.42
 9/20/1983                                      11.33
 9/21/1983                                      11.40
 9/22/1983                                      11.40
 9/23/1983                                      11.29
 9/26/1983                                      11.18
 9/27/1983                                      11.21
 9/28/1983                                      11.24
 9/29/1983                                      11.26
 9/30/1983                                      11.20
 10/3/1983                                      11.22
 10/4/1983                                      11.22
 10/5/1983                                      11.11
 10/6/1983                                      11.10
 10/7/1983                                      11.12
10/10/1983                                      11.12
10/11/1983                                      11.36
10/12/1983                                      11.35
10/13/1983                                      11.40
10/14/1983                                      11.31
10/17/1983                                      11.21
10/18/1983                                      11.20
10/19/1983                                      11.20
10/20/1983                                      11.22
10/21/1983                                      11.18
10/24/1983                                      11.39
10/25/1983                                      11.40
10/26/1983                                      11.40
10/27/1983                                      11.39
10/28/1983                                      11.39
10/31/1983                                      11.39
 11/1/1983                                      11.38
 11/2/1983                                      11.39
 11/3/1983                                      11.41
 11/4/1983                                      11.53
 11/7/1983                                      11.56
 11/8/1983                                      11.56
 11/9/1983                                      11.54
11/10/1983                                      11.40
11/11/1983                                      11.40
11/14/1983                                      11.38
11/15/1983                                      11.40
11/16/1983                                      11.40
11/17/1983                                      11.44
11/18/1983                                      11.46
11/21/1983                                      11.38
11/22/1983                                      11.34
11/23/1983                                      11.37
11/24/1983                                      11.37
11/25/1983                                      11.31
11/28/1983                                      11.41
11/29/1983                                      11.31
11/30/1983                                      11.36
 12/1/1983                                      11.37
 12/2/1983                                      11.47
 12/5/1983                                      11.50
 12/6/1983                                      11.46
 12/7/1983                                      11.49
 12/8/1983                                      11.57
 12/9/1983                                      11.58
12/12/1983                                      11.54
12/13/1983                                      11.65
12/14/1983                                      11.68
12/15/1983                                      11.66
12/16/1983                                      11.59
12/19/1983                                      11.59
12/20/1983                                      11.56
12/21/1983                                      11.54
12/22/1983                                      11.51
12/23/1983                                      11.53
12/26/1983                                      11.53
12/27/1983                                      11.50
12/28/1983                                      11.56
12/29/1983                                      11.52
12/30/1983                                      11.57
  1/2/1984                                      11.57
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  1/9/1984                                      11.47
 1/10/1984                                      11.44
 1/11/1984                                      11.46
 1/12/1984                                      11.48
 1/13/1984                                      11.26
 1/16/1984                                      11.25
 1/17/1984                                      11.28
 1/18/1984                                      11.30
 1/19/1984                                      11.29
 1/20/1984                                      11.32
 1/23/1984                                      11.31
 1/24/1984                                      11.31
 1/25/1984                                      11.31
 1/26/1984                                      11.31
 1/27/1984                                      11.31
 1/30/1984                                      11.31
 1/31/1984                                      11.34
  2/1/1984                                      11.31
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 2/10/1984                                      11.52
 2/13/1984                                      11.52
 2/14/1984                                      11.54
 2/15/1984                                      11.50
 2/16/1984                                      11.51
 2/17/1984                                      11.63
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 2/22/1984                                      11.61
 2/23/1984                                      11.76
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 2/27/1984                                      11.77
 2/28/1984                                      11.80
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  3/1/1984                                      11.77
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 3/12/1984                                      11.94
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 3/14/1984                                      12.00
 3/15/1984                                      11.99
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 3/21/1984                                      12.17
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 3/26/1984                                      12.20
 3/27/1984                                      12.21
 3/28/1984                                      12.15
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 4/10/1984                                      12.26
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 5/10/1984                                      12.98
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 5/14/1984                                      13.30
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 5/16/1984                                      13.17
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 5/18/1984                                      13.21
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  6/1/1984                                      13.46
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 6/11/1984                                      13.57
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 7/10/1984                                      13.46
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 7/13/1984                                      13.24
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 7/17/1984                                      13.29
 7/18/1984                                      13.22
 7/19/1984                                      13.17
 7/20/1984                                      13.24
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 7/25/1984                                      12.95
 7/26/1984                                      12.80
 7/27/1984                                      12.89
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  8/1/1984                                      12.74
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  8/9/1984                                      12.59
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 8/15/1984                                      12.68
 8/16/1984                                      12.66
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  9/7/1984                                      12.75
 9/10/1984                                      12.65
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 9/12/1984                                      12.62
 9/13/1984                                      12.47
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 9/18/1984                                      12.33
 9/19/1984                                      12.26
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 9/25/1984                                      12.53
 9/26/1984                                      12.47
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 10/1/1984                                      12.51
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 10/3/1984                                      12.49
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 10/5/1984                                      12.35
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10/10/1984                                      12.32
10/11/1984                                      12.23
10/12/1984                                      12.17
10/15/1984                                      12.24
10/16/1984                                      12.25
10/17/1984                                      12.21
10/18/1984                                      11.98
10/19/1984                                      11.82
10/22/1984                                      11.82
10/23/1984                                      11.62
10/24/1984                                      11.55
10/25/1984                                      11.65
10/26/1984                                      11.83
10/29/1984                                      11.79
10/30/1984                                      11.63
10/31/1984                                      11.59
 11/1/1984                                      11.45
 11/2/1984                                      11.46
 11/5/1984                                      11.40
 11/6/1984                                      11.40
 11/7/1984                                      11.45
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11/12/1984                                      11.47
11/13/1984                                      11.55
11/14/1984                                      11.59
11/15/1984                                      11.52
11/16/1984                                      11.46
11/19/1984                                      11.41
11/20/1984                                      11.29
11/21/1984                                      11.14
11/22/1984                                      11.14
11/23/1984                                      10.99
11/26/1984                                      11.05
11/27/1984                                      11.05
11/28/1984                                      11.03
11/29/1984                                      11.07
11/30/1984                                      11.25
 12/3/1984                                      11.23
 12/4/1984                                      11.16
 12/5/1984                                      11.14
 12/6/1984                                      11.23
 12/7/1984                                      11.31
12/10/1984                                      11.26
12/11/1984                                      11.18
12/12/1984                                      11.14
12/13/1984                                      11.27
12/14/1984                                      11.08
12/17/1984                                      11.01
12/18/1984                                      10.83
12/19/1984                                      10.86
12/20/1984                                      10.89
12/21/1984                                      10.89
12/24/1984                                      10.85
12/25/1984                                      10.85
12/26/1984                                      10.97
12/27/1984                                      10.98
12/28/1984                                      11.03
12/31/1984                                      11.08
  1/1/1985                                      11.08
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  1/3/1985                                      11.13
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  1/7/1985                                      11.09
  1/8/1985                                      11.04
  1/9/1985                                      11.03
 1/10/1985                                      11.05
 1/11/1985                                      11.14
 1/14/1985                                      11.13
 1/15/1985                                      11.01
 1/16/1985                                      11.02
 1/17/1985                                      10.99
 1/18/1985                                      10.89
 1/21/1985                                      10.89
 1/22/1985                                      10.79
 1/23/1985                                      10.74
 1/24/1985                                      10.61
 1/25/1985                                      10.66
 1/28/1985                                      10.70
 1/29/1985                                      10.70
 1/30/1985                                      10.68
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  2/1/1985                                      10.93
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  2/7/1985                                      11.04
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 2/11/1985                                      11.05
 2/12/1985                                      11.05
 2/13/1985                                      11.02
 2/14/1985                                      10.93
 2/15/1985                                      10.98
 2/18/1985                                      10.98
 2/19/1985                                      10.95
 2/20/1985                                      11.09
 2/21/1985                                      11.29
 2/22/1985                                      11.35
 2/25/1985                                      11.40
 2/26/1985                                      11.35
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 2/28/1985                                      11.55
  3/1/1985                                      11.52
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  3/5/1985                                      11.49
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  3/7/1985                                      11.61
  3/8/1985                                      11.37
 3/11/1985                                      11.38
 3/12/1985                                      11.45
 3/13/1985                                      11.59
 3/14/1985                                      11.63
 3/15/1985                                      11.63
 3/18/1985                                      11.70
 3/19/1985                                      11.67
 3/20/1985                                      11.62
 3/21/1985                                      11.48
 3/22/1985                                      11.55
 3/25/1985                                      11.53
 3/26/1985                                      11.45
 3/27/1985                                      11.49
 3/28/1985                                      11.38
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  4/1/1985                                      11.28
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  4/8/1985                                      11.36
  4/9/1985                                      11.28
 4/10/1985                                      11.20
 4/11/1985                                      11.05
 4/12/1985                                      11.05
 4/15/1985                                      11.02
 4/16/1985                                      10.80
 4/17/1985                                      10.86
 4/18/1985                                      10.69
 4/19/1985                                      10.69
 4/22/1985                                      10.67
 4/23/1985                                      10.79
 4/24/1985                                      10.77
 4/25/1985                                      10.87
 4/26/1985                                      10.87
 4/29/1985                                      10.96
 4/30/1985                                      10.91
  5/1/1985                                      10.81
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  5/3/1985                                      10.74
  5/6/1985                                      10.71
  5/7/1985                                      10.68
  5/8/1985                                      10.74
  5/9/1985                                      10.68
 5/10/1985                                      10.57
 5/13/1985                                      10.56
 5/14/1985                                      10.39
 5/15/1985                                      10.39
 5/16/1985                                      10.28
 5/17/1985                                      10.32
 5/20/1985                                      10.04
 5/21/1985                                      10.07
 5/22/1985                                      10.05
 5/23/1985                                      10.11
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 5/28/1985                                       9.95
 5/29/1985                                       9.90
 5/30/1985                                       9.84
 5/31/1985                                       9.68
  6/3/1985                                       9.50
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  6/6/1985                                       9.33
  6/7/1985                                       9.67
 6/10/1985                                       9.68
 6/11/1985                                       9.63
 6/12/1985                                       9.65
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 6/14/1985                                       9.39
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 6/18/1985                                       9.33
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  7/1/1985                                       9.58
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  7/8/1985                                       9.41
  7/9/1985                                       9.41
 7/10/1985                                       9.45
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 7/16/1985                                       9.59
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 7/18/1985                                       9.71
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  8/1/1985                                       9.95
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  8/8/1985                                       9.91
  8/9/1985                                       9.86
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 8/16/1985                                       9.74
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 8/20/1985                                       9.70
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  9/9/1985                                       9.97
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 9/25/1985                                       9.59
 9/26/1985                                       9.61
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 10/1/1985                                       9.69
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 10/4/1985                                       9.73
 10/7/1985                                       9.83
 10/8/1985                                       9.81
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10/10/1985                                       9.82
10/11/1985                                       9.82
10/14/1985                                       9.82
10/15/1985                                       9.79
10/16/1985                                       9.73
10/17/1985                                       9.67
10/18/1985                                       9.62
10/21/1985                                       9.63
10/22/1985                                       9.60
10/23/1985                                       9.62
10/24/1985                                       9.64
10/25/1985                                       9.67
10/28/1985                                       9.75
10/29/1985                                       9.61
10/30/1985                                       9.45
10/31/1985                                       9.47
 11/1/1985                                       9.45
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 11/5/1985                                       9.39
 11/6/1985                                       9.38
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 11/8/1985                                       9.30
11/11/1985                                       9.30
11/12/1985                                       9.20
11/13/1985                                       9.28
11/14/1985                                       9.33
11/15/1985                                       9.39
11/18/1985                                       9.22
11/19/1985                                       9.20
11/20/1985                                       9.22
11/21/1985                                       9.17
11/22/1985                                       9.22
11/25/1985                                       9.23
11/26/1985                                       9.24
11/27/1985                                       9.12
11/28/1985                                       9.12
11/29/1985                                       9.07
 12/2/1985                                       9.14
 12/3/1985                                       9.15
 12/4/1985                                       9.10
 12/5/1985                                       9.10
 12/6/1985                                       9.12
 12/9/1985                                       8.98
12/10/1985                                       8.83
12/11/1985                                       8.64
12/12/1985                                       8.72
12/13/1985                                       8.63
12/16/1985                                       8.62
12/17/1985                                       8.48
12/18/1985                                       8.57
12/19/1985                                       8.58
12/20/1985                                       8.52
12/23/1985                                       8.56
12/24/1985                                       8.56
12/25/1985                                       8.56
12/26/1985                                       8.52
12/27/1985                                       8.50
12/30/1985                                       8.49
12/31/1985                                       8.49
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  1/8/1986                                       8.58
  1/9/1986                                       8.78
 1/10/1986                                       8.89
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 1/16/1986                                       8.79
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  2/7/1986                                       8.62
 2/10/1986                                       8.54
 2/11/1986                                       8.47
 2/12/1986                                       8.46
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 2/20/1986                                       8.39
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 2/27/1986                                       7.91
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  3/3/1986                                       7.76
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  3/6/1986                                       7.68
  3/7/1986                                       7.56
 3/10/1986                                       7.41
 3/11/1986                                       7.35
 3/12/1986                                       7.37
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 3/14/1986                                       7.40
 3/17/1986                                       7.42
 3/18/1986                                       7.48
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 3/24/1986                                       7.40
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 3/26/1986                                       7.36
 3/27/1986                                       7.28
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 3/31/1986                                       7.19
  4/1/1986                                       7.18
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  4/7/1986                                       7.19
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  4/9/1986                                       6.99
 4/10/1986                                       6.95
 4/11/1986                                       7.00
 4/14/1986                                       6.89
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 4/16/1986                                       6.68
 4/17/1986                                       6.75
 4/18/1986                                       6.78
 4/21/1986                                       6.75
 4/22/1986                                       6.93
 4/23/1986                                       7.11
 4/24/1986                                       7.31
 4/25/1986                                       7.39
 4/28/1986                                       7.27
 4/29/1986                                       7.17
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  5/1/1986                                       7.20
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  5/8/1986                                       7.17
  5/9/1986                                       7.25
 5/12/1986                                       7.41
 5/13/1986                                       7.46
 5/14/1986                                       7.48
 5/15/1986                                       7.67
 5/16/1986                                       7.89
 5/19/1986                                       7.87
 5/20/1986                                       7.80
 5/21/1986                                       7.76
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 5/23/1986                                       7.73
 5/26/1986                                       7.73
 5/27/1986                                       7.65
 5/28/1986                                       7.55
 5/29/1986                                       7.78
 5/30/1986                                       7.82
  6/2/1986                                       8.05
  6/3/1986                                       7.99
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  6/9/1986                                       7.94
 6/10/1986                                       7.92
 6/11/1986                                       7.90
 6/12/1986                                       7.83
 6/13/1986                                       7.57
 6/16/1986                                       7.47
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 6/19/1986                                       7.49
 6/20/1986                                       7.45
 6/23/1986                                       7.42
 6/24/1986                                       7.35
 6/25/1986                                       7.31
 6/26/1986                                       7.29
 6/27/1986                                       7.27
 6/30/1986                                       7.23
  7/1/1986                                       7.23
  7/2/1986                                       7.23
  7/3/1986                                       7.15
  7/4/1986                                       7.15
  7/7/1986                                       7.14
  7/8/1986                                       7.26
  7/9/1986                                       7.14
 7/10/1986                                       7.12
 7/11/1986                                       7.00
 7/14/1986                                       6.97
 7/15/1986                                       6.91
 7/16/1986                                       6.90
 7/17/1986                                       6.91
 7/18/1986                                       6.88
 7/21/1986                                       6.88
 7/22/1986                                       6.93
 7/23/1986                                       7.04
 7/24/1986                                       7.12
 7/25/1986                                       7.09
 7/28/1986                                       7.23
 7/29/1986                                       7.13
 7/30/1986                                       7.10
 7/31/1986                                       7.02
  8/1/1986                                       7.02
  8/4/1986                                       7.01
  8/5/1986                                       7.07
  8/6/1986                                       7.13
  8/7/1986                                       7.10
  8/8/1986                                       6.97
 8/11/1986                                       6.90
 8/12/1986                                       6.89
 8/13/1986                                       6.83
 8/14/1986                                       6.89
 8/15/1986                                       6.83
 8/18/1986                                       6.83
 8/19/1986                                       6.70
 8/20/1986                                       6.65
 8/21/1986                                       6.62
 8/22/1986                                       6.68
 8/25/1986                                       6.65
 8/26/1986                                       6.63
 8/27/1986                                       6.53
 8/28/1986                                       6.52
 8/29/1986                                       6.40
  9/1/1986                                       6.40
  9/2/1986                                       6.45
  9/3/1986                                       6.64
  9/4/1986                                       6.63
  9/5/1986                                       6.81
  9/8/1986                                       6.89
  9/9/1986                                       6.88
 9/10/1986                                       6.85
 9/11/1986                                       7.07
 9/12/1986                                       7.09
 9/15/1986                                       7.00
 9/16/1986                                       6.99
 9/17/1986                                       6.93
 9/18/1986                                       7.02
 9/19/1986                                       7.10
 9/22/1986                                       7.06
 9/23/1986                                       7.03
 9/24/1986                                       6.94
 9/25/1986                                       6.94
 9/26/1986                                       6.96
 9/29/1986                                       7.04
 9/30/1986                                       6.98
 10/1/1986                                       6.93
 10/2/1986                                       6.95
 10/3/1986                                       6.74
 10/6/1986                                       6.71
 10/7/1986                                       6.71
 10/8/1986                                       6.71
 10/9/1986                                       6.73
10/10/1986                                       6.73
10/13/1986                                       6.73
10/14/1986                                       6.82
10/15/1986                                       6.87
10/16/1986                                       6.87
10/17/1986                                       6.94
10/20/1986                                       7.05
10/21/1986                                       6.96
10/22/1986                                       6.91
10/23/1986                                       6.82
10/24/1986                                       6.86
10/27/1986                                       6.82
10/28/1986                                       6.85
10/29/1986                                       6.82
10/30/1986                                       6.75
10/31/1986                                       6.76
 11/3/1986                                       6.71
 11/4/1986                                       6.71
 11/5/1986                                       6.72
 11/6/1986                                       6.79
 11/7/1986                                       6.86
11/10/1986                                       6.89
11/11/1986                                       6.89
11/12/1986                                       6.87
11/13/1986                                       6.83
11/14/1986                                       6.81
11/17/1986                                       6.77
11/18/1986                                       6.79
11/19/1986                                       6.73
11/20/1986                                       6.74
11/21/1986                                       6.72
11/24/1986                                       6.69
11/25/1986                                       6.66
11/26/1986                                       6.65
11/27/1986                                       6.65
11/28/1986                                       6.65
 12/1/1986                                       6.69
 12/2/1986                                       6.61
 12/3/1986                                       6.58
 12/4/1986                                       6.53
 12/5/1986                                       6.65
 12/8/1986                                       6.61
 12/9/1986                                       6.60
12/10/1986                                       6.58
12/11/1986                                       6.64
12/12/1986                                       6.66
12/15/1986                                       6.69
12/16/1986                                       6.67
12/17/1986                                       6.68
12/18/1986                                       6.69
12/19/1986                                       6.69
12/22/1986                                       6.69
12/23/1986                                       6.68
12/24/1986                                       6.68
12/25/1986                                       6.68
12/26/1986                                       6.69
12/29/1986                                       6.78
12/30/1986                                       6.82
12/31/1986                                       6.81
  1/1/1987                                       6.81
  1/2/1987                                       6.75
  1/5/1987                                       6.67
  1/6/1987                                       6.67
  1/7/1987                                       6.65
  1/8/1987                                       6.60
  1/9/1987                                       6.58
 1/12/1987                                       6.61
 1/13/1987                                       6.64
 1/14/1987                                       6.67
 1/15/1987                                       6.64
 1/16/1987                                       6.60
 1/19/1987                                       6.60
 1/20/1987                                       6.57
 1/21/1987                                       6.57
 1/22/1987                                       6.57
 1/23/1987                                       6.59
 1/26/1987                                       6.67
 1/27/1987                                       6.66
 1/28/1987                                       6.63
 1/29/1987                                       6.65
 1/30/1987                                       6.71
  2/2/1987                                       6.75
  2/3/1987                                       6.77
  2/4/1987                                       6.76
  2/5/1987                                       6.70
  2/6/1987                                       6.73
  2/9/1987                                       6.79
 2/10/1987                                       6.89
 2/11/1987                                       6.96
 2/12/1987                                       6.92
 2/13/1987                                       6.83
 2/16/1987                                       6.83
 2/17/1987                                       6.87
 2/18/1987                                       6.84
 2/19/1987                                       6.76
 2/20/1987                                       6.78
 2/23/1987                                       6.78
 2/24/1987                                       6.75
 2/25/1987                                       6.72
 2/26/1987                                       6.74
 2/27/1987                                       6.71
  3/2/1987                                       6.69
  3/3/1987                                       6.72
  3/4/1987                                       6.66
  3/5/1987                                       6.69
  3/6/1987                                       6.77
  3/9/1987                                       6.78
 3/10/1987                                       6.78
 3/11/1987                                       6.78
 3/12/1987                                       6.78
 3/13/1987                                       6.75
 3/16/1987                                       6.77
 3/17/1987                                       6.75
 3/18/1987                                       6.76
 3/19/1987                                       6.75
 3/20/1987                                       6.77
 3/23/1987                                       6.80
 3/24/1987                                       6.82
 3/25/1987                                       6.84
 3/26/1987                                       6.81
 3/27/1987                                       6.89
 3/30/1987                                       7.07
 3/31/1987                                       7.02
  4/1/1987                                       7.12
  4/2/1987                                       7.12
  4/3/1987                                       7.10
  4/6/1987                                       7.06
  4/7/1987                                       7.14
  4/8/1987                                       7.14
  4/9/1987                                       7.30
 4/10/1987                                       7.55
 4/13/1987                                       7.68
 4/14/1987                                       7.83
 4/15/1987                                       7.67
 4/16/1987                                       7.55
 4/17/1987                                       7.55
 4/20/1987                                       7.72
 4/21/1987                                       7.71
 4/22/1987                                       7.77
 4/23/1987                                       7.92
 4/24/1987                                       8.05
 4/27/1987                                       7.97
 4/28/1987                                       7.91
 4/29/1987                                       7.93
 4/30/1987                                       7.82
  5/1/1987                                       7.98
  5/4/1987                                       8.12
  5/5/1987                                       8.08
  5/6/1987                                       8.15
  5/7/1987                                       8.08
  5/8/1987                                       8.04
 5/11/1987                                       8.19
 5/12/1987                                       8.19
 5/13/1987                                       8.18
 5/14/1987                                       8.20
 5/15/1987                                       8.45
 5/18/1987                                       8.42
 5/19/1987                                       8.55
 5/20/1987                                       8.61
 5/21/1987                                       8.55
 5/22/1987                                       8.49
 5/25/1987                                       8.49
 5/26/1987                                       8.23
 5/27/1987                                       8.28
 5/28/1987                                       8.25
 5/29/1987                                       8.15
  6/1/1987                                       8.08
  6/2/1987                                       8.31
  6/3/1987                                       8.25
  6/4/1987                                       8.20
  6/5/1987                                       8.11
  6/8/1987                                       8.14
  6/9/1987                                       8.18
 6/10/1987                                       8.15
 6/11/1987                                       8.13
 6/12/1987                                       7.90
 6/15/1987                                       7.89
 6/16/1987                                       7.89
 6/17/1987                                       7.83
 6/18/1987                                       7.87
 6/19/1987                                       7.89
 6/22/1987                                       7.83
 6/23/1987                                       7.85
 6/24/1987                                       7.94
 6/25/1987                                       7.91
 6/26/1987                                       8.02
 6/29/1987                                       7.97
 6/30/1987                                       8.02
  7/1/1987                                       7.96
  7/2/1987                                       7.90
  7/3/1987                                       7.90
  7/6/1987                                       7.90
  7/7/1987                                       7.90
  7/8/1987                                       7.90
  7/9/1987                                       7.95
 7/10/1987                                       7.88
 7/13/1987                                       7.93
 7/14/1987                                       7.89
 7/15/1987                                       7.97
 7/16/1987                                       7.95
 7/17/1987                                       7.92
 7/20/1987                                       7.96
 7/21/1987                                       8.03
 7/22/1987                                       8.05
 7/23/1987                                       8.08
 7/24/1987                                       8.12
 7/27/1987                                       8.15
 7/28/1987                                       8.17
 7/29/1987                                       8.16
 7/30/1987                                       8.20
 7/31/1987                                       8.21
  8/3/1987                                       8.34
  8/4/1987                                       8.34
  8/5/1987                                       8.26
  8/6/1987                                       8.28
  8/7/1987                                       8.27
 8/10/1987                                       8.29
 8/11/1987                                       8.26
 8/12/1987                                       8.27
 8/13/1987                                       8.21
 8/14/1987                                       8.18
 8/17/1987                                       8.17
 8/18/1987                                       8.31
 8/19/1987                                       8.34
 8/20/1987                                       8.35
 8/21/1987                                       8.35
 8/24/1987                                       8.34
 8/25/1987                                       8.32
 8/26/1987                                       8.36
 8/27/1987                                       8.48
 8/28/1987                                       8.54
 8/31/1987                                       8.52
  9/1/1987                                       8.57
  9/2/1987                                       8.77
  9/3/1987                                       8.77
  9/4/1987                                       8.82
  9/7/1987                                       8.82
  9/8/1987                                       9.02
  9/9/1987                                       9.00
 9/10/1987                                       8.95
 9/11/1987                                       8.88
 9/14/1987                                       8.87
 9/15/1987                                       8.95
 9/16/1987                                       9.00
 9/17/1987                                       8.98
 9/18/1987                                       8.91
 9/21/1987                                       8.94
 9/22/1987                                       8.91
 9/23/1987                                       8.92
 9/24/1987                                       9.03
 9/25/1987                                       9.06
 9/28/1987                                       9.07
 9/29/1987                                       9.17
 9/30/1987                                       9.21
 10/1/1987                                       9.22
 10/2/1987                                       9.20
 10/5/1987                                       9.28
 10/6/1987                                       9.32
 10/7/1987                                       9.31
 10/8/1987                                       9.49
 10/9/1987                                       9.56
10/12/1987                                       9.56
10/13/1987                                       9.51
10/14/1987                                       9.75
10/15/1987                                       9.82
10/16/1987                                       9.84
10/19/1987                                       9.70
10/20/1987                                       8.93
10/21/1987                                       8.80
10/22/1987                                       8.52
10/23/1987                                       8.55
10/26/1987                                       8.33
10/27/1987                                       8.42
10/28/1987                                       8.43
10/29/1987                                       8.33
10/30/1987                                       8.37
 11/2/1987                                       8.44
 11/3/1987                                       8.38
 11/4/1987                                       8.30
 11/5/1987                                       8.18
 11/6/1987                                       8.28
 11/9/1987                                       8.30
11/10/1987                                       8.27
11/11/1987                                       8.27
11/12/1987                                       8.27
11/13/1987                                       8.34
11/16/1987                                       8.34
11/17/1987                                       8.38
11/18/1987                                       8.38
11/19/1987                                       8.34
11/20/1987                                       8.32
11/23/1987                                       8.34
11/24/1987                                       8.35
11/25/1987                                       8.41
11/26/1987                                       8.41
11/27/1987                                       8.55
11/30/1987                                       8.43
 12/1/1987                                       8.44
 12/2/1987                                       8.43
 12/3/1987                                       8.35
 12/4/1987                                       8.35
 12/7/1987                                       8.48
 12/8/1987                                       8.49
 12/9/1987                                       8.47
12/10/1987                                       8.63
12/11/1987                                       8.65
12/14/1987                                       8.63
12/15/1987                                       8.54
12/16/1987                                       8.46
12/17/1987                                       8.47
12/18/1987                                       8.39
12/21/1987                                       8.38
12/22/1987                                       8.48
12/23/1987                                       8.40
12/24/1987                                       8.37
12/25/1987                                       8.37
12/28/1987                                       8.46
12/29/1987                                       8.41
12/30/1987                                       8.32
12/31/1987                                       8.33
  1/1/1988                                       8.33
  1/4/1988                                       8.35
  1/5/1988                                       8.29
  1/6/1988                                       8.37
  1/7/1988                                       8.35
  1/8/1988                                       8.48
 1/11/1988                                       8.41
 1/12/1988                                       8.39
 1/13/1988                                       8.36
 1/14/1988                                       8.36
 1/15/1988                                       8.13
 1/18/1988                                       8.13
 1/19/1988                                       8.16
 1/20/1988                                       8.11
 1/21/1988                                       8.04
 1/22/1988                                       8.01
 1/25/1988                                       7.99
 1/26/1988                                       8.08
 1/27/1988                                       7.91
 1/28/1988                                       7.83
 1/29/1988                                       7.76
  2/1/1988                                       7.78
  2/2/1988                                       7.70
  2/3/1988                                       7.76
  2/4/1988                                       7.76
  2/5/1988                                       7.64
  2/8/1988                                       7.70
  2/9/1988                                       7.65
 2/10/1988                                       7.59
 2/11/1988                                       7.64
 2/12/1988                                       7.77
 2/15/1988                                       7.77
 2/16/1988                                       7.79
 2/17/1988                                       7.80
 2/18/1988                                       7.78
 2/19/1988                                       7.77
 2/22/1988                                       7.75
 2/23/1988                                       7.69
 2/24/1988                                       7.69
 2/25/1988                                       7.68
 2/26/1988                                       7.67
 2/29/1988                                       7.64
  3/1/1988                                       7.61
  3/2/1988                                       7.59
  3/3/1988                                       7.59
  3/4/1988                                       7.74
  3/7/1988                                       7.77
  3/8/1988                                       7.79
  3/9/1988                                       7.76
 3/10/1988                                       7.81
 3/11/1988                                       7.76
 3/14/1988                                       7.76
 3/15/1988                                       7.76
 3/16/1988                                       7.81
 3/17/1988                                       7.76
 3/18/1988                                       7.81
 3/21/1988                                       7.91
 3/22/1988                                       7.91
 3/23/1988                                       7.95
 3/24/1988                                       8.01
 3/25/1988                                       7.95
 3/28/1988                                       8.03
 3/29/1988                                       8.03
 3/30/1988                                       8.03
 3/31/1988                                       8.04
  4/1/1988                                       8.04
  4/4/1988                                       8.19
  4/5/1988                                       8.18
  4/6/1988                                       8.13
  4/7/1988                                       8.12
  4/8/1988                                       8.05
 4/11/1988                                       8.10
 4/12/1988                                       8.09
 4/13/1988                                       8.05
 4/14/1988                                       8.15
 4/15/1988                                       8.20
 4/18/1988                                       8.25
 4/19/1988                                       8.24
 4/20/1988                                       8.27
 4/21/1988                                       8.26
 4/22/1988                                       8.23
 4/25/1988                                       8.23
 4/26/1988                                       8.24
 4/27/1988                                       8.25
 4/28/1988                                       8.32
 4/29/1988                                       8.33
  5/2/1988                                       8.39
  5/3/1988                                       8.35
  5/4/1988                                       8.35
  5/5/1988                                       8.39
  5/6/1988                                       8.48
  5/9/1988                                       8.50
 5/10/1988                                       8.55
 5/11/1988                                       8.55
 5/12/1988                                       8.55
 5/13/1988                                       8.51
 5/16/1988                                       8.52
 5/17/1988                                       8.64
 5/18/1988                                       8.68
 5/19/1988                                       8.67
 5/20/1988                                       8.70
 5/23/1988                                       8.74
 5/24/1988                                       8.73
 5/25/1988                                       8.73
 5/26/1988                                       8.72
 5/27/1988                                       8.75
 5/30/1988                                       8.75
 5/31/1988                                       8.73
  6/1/1988                                       8.57
  6/2/1988                                       8.60
  6/3/1988                                       8.52
  6/6/1988                                       8.51
  6/7/1988                                       8.54
  6/8/1988                                       8.46
  6/9/1988                                       8.50
 6/10/1988                                       8.47
 6/13/1988                                       8.45
 6/14/1988                                       8.25
 6/15/1988                                       8.29
 6/16/1988                                       8.46
 6/17/1988                                       8.58
 6/20/1988                                       8.59
 6/21/1988                                       8.61
 6/22/1988                                       8.49
 6/23/1988                                       8.47
 6/24/1988                                       8.45
 6/27/1988                                       8.54
 6/28/1988                                       8.48
 6/29/1988                                       8.47
 6/30/1988                                       8.41
  7/1/1988                                       8.38
  7/4/1988                                       8.38
  7/5/1988                                       8.42
  7/6/1988                                       8.47
  7/7/1988                                       8.52
  7/8/1988                                       8.64
 7/11/1988                                       8.62
 7/12/1988                                       8.68
 7/13/1988                                       8.69
 7/14/1988                                       8.70
 7/15/1988                                       8.67
 7/18/1988                                       8.73
 7/19/1988                                       8.70
 7/20/1988                                       8.70
 7/21/1988                                       8.75
 7/22/1988                                       8.71
 7/25/1988                                       8.69
 7/26/1988                                       8.72
 7/27/1988                                       8.77
 7/28/1988                                       8.79
 7/29/1988                                       8.75
  8/1/1988                                       8.70
  8/2/1988                                       8.63
  8/3/1988                                       8.64
  8/4/1988                                       8.61
  8/5/1988                                       8.78
  8/8/1988                                       8.79
  8/9/1988                                       8.88
 8/10/1988                                       9.00
 8/11/1988                                       9.02
 8/12/1988                                       9.03
 8/15/1988                                       9.04
 8/16/1988                                       9.03
 8/17/1988                                       9.06
 8/18/1988                                       9.05
 8/19/1988                                       9.05
 8/22/1988                                       9.09
 8/23/1988                                       9.04
 8/24/1988                                       9.02
 8/25/1988                                       9.08
 8/26/1988                                       9.07
 8/29/1988                                       9.00
 8/30/1988                                       8.98
 8/31/1988                                       8.95
  9/1/1988                                       8.95
  9/2/1988                                       8.70
  9/5/1988                                       8.70
  9/6/1988                                       8.70
  9/7/1988                                       8.69
  9/8/1988                                       8.69
  9/9/1988                                       8.62
 9/12/1988                                       8.66
 9/13/1988                                       8.65
 9/14/1988                                       8.59
 9/15/1988                                       8.63
 9/16/1988                                       8.65
 9/19/1988                                       8.69
 9/20/1988                                       8.68
 9/21/1988                                       8.64
 9/22/1988                                       8.67
 9/23/1988                                       8.69
 9/26/1988                                       8.73
 9/27/1988                                       8.77
 9/28/1988                                       8.81
 9/29/1988                                       8.73
 9/30/1988                                       8.61
 10/3/1988                                       8.59
 10/4/1988                                       8.60
 10/5/1988                                       8.60
 10/6/1988                                       8.61
 10/7/1988                                       8.43
10/10/1988                                       8.43
10/11/1988                                       8.48
10/12/1988                                       8.56
10/13/1988                                       8.55
10/14/1988                                       8.52
10/17/1988                                       8.50
10/18/1988                                       8.49
10/19/1988                                       8.53
10/20/1988                                       8.52
10/21/1988                                       8.54
10/24/1988                                       8.54
10/25/1988                                       8.53
10/26/1988                                       8.48
10/27/1988                                       8.41
10/28/1988                                       8.40
10/31/1988                                       8.37
 11/1/1988                                       8.38
 11/2/1988                                       8.44
 11/3/1988                                       8.42
 11/4/1988                                       8.58
 11/7/1988                                       8.66
 11/8/1988                                       8.66
 11/9/1988                                       8.71
11/10/1988                                       8.72
11/11/1988                                       8.72
11/14/1988                                       8.76
11/15/1988                                       8.78
11/16/1988                                       8.87
11/17/1988                                       8.90
11/18/1988                                       8.91
11/21/1988                                       8.92
11/22/1988                                       8.99
11/23/1988                                       8.97
11/24/1988                                       8.97
11/25/1988                                       9.07
11/28/1988                                       9.06
11/29/1988                                       9.02
11/30/1988                                       8.91
 12/1/1988                                       8.88
 12/2/1988                                       9.11
 12/5/1988                                       9.07
 12/6/1988                                       8.88
 12/7/1988                                       8.93
 12/8/1988                                       9.01
 12/9/1988                                       9.05
12/12/1988                                       9.07
12/13/1988                                       9.15
12/14/1988                                       9.19
12/15/1988                                       9.21
12/16/1988                                       9.18
12/19/1988                                       9.16
12/20/1988                                       9.09
12/21/1988                                       9.08
12/22/1988                                       9.09
12/23/1988                                       9.08
12/26/1988                                       9.08
12/27/1988                                       9.17
12/28/1988                                       9.22
12/29/1988                                       9.19
12/30/1988                                       9.14
  1/2/1989                                       9.14
  1/3/1989                                       9.25
  1/4/1989                                       9.24
  1/5/1989                                       9.32
  1/6/1989                                       9.30
  1/9/1989                                       9.30
 1/10/1989                                       9.29
 1/11/1989                                       9.28
 1/12/1989                                       9.20
 1/13/1989                                       9.10
 1/16/1989                                       9.10
 1/17/1989                                       9.11
 1/18/1989                                       9.07
 1/19/1989                                       9.06
 1/20/1989                                       9.11
 1/23/1989                                       9.06
 1/24/1989                                       8.98
 1/25/1989                                       9.05
 1/26/1989                                       9.07
 1/27/1989                                       9.03
 1/30/1989                                       9.07
 1/31/1989                                       9.08
  2/1/1989                                       9.05
  2/2/1989                                       9.05
  2/3/1989                                       9.10
  2/6/1989                                       9.11
  2/7/1989                                       9.06
  2/8/1989                                       9.06
  2/9/1989                                       9.21
 2/10/1989                                       9.28
 2/13/1989                                       9.29
 2/14/1989                                       9.34
 2/15/1989                                       9.33
 2/16/1989                                       9.32
 2/17/1989                                       9.32
 2/20/1989                                       9.32
 2/21/1989                                       9.34
 2/22/1989                                       9.43
 2/23/1989                                       9.47
 2/24/1989                                       9.49
 2/27/1989                                       9.47
 2/28/1989                                       9.42
  3/1/1989                                       9.43
  3/2/1989                                       9.38
  3/3/1989                                       9.38
  3/6/1989                                       9.34
  3/7/1989                                       9.35
  3/8/1989                                       9.34
  3/9/1989                                       9.35
 3/10/1989                                       9.48
 3/13/1989                                       9.48
 3/14/1989                                       9.45
 3/15/1989                                       9.45
 3/16/1989                                       9.43
 3/17/1989                                       9.64
 3/20/1989                                       9.71
 3/21/1989                                       9.75
 3/22/1989                                       9.65
 3/23/1989                                       9.65
 3/24/1989                                       9.65
 3/27/1989                                       9.67
 3/28/1989                                       9.66
 3/29/1989                                       9.60
 3/30/1989                                       9.59
 3/31/1989                                       9.53
  4/3/1989                                       9.39
  4/4/1989                                       9.31
  4/5/1989                                       9.31
  4/6/1989                                       9.35
  4/7/1989                                       9.42
 4/10/1989                                       9.43
 4/11/1989                                       9.42
 4/12/1989                                       9.44
 4/13/1989                                       9.50
 4/14/1989                                       9.29
 4/17/1989                                       9.33
 4/18/1989                                       9.14
 4/19/1989                                       9.17
 4/20/1989                                       9.32
 4/21/1989                                       9.27
 4/24/1989                                       9.26
 4/25/1989                                       9.21
 4/26/1989                                       9.18
 4/27/1989                                       9.10
 4/28/1989                                       9.06
  5/1/1989                                       9.19
  5/2/1989                                       9.11
  5/3/1989                                       9.10
  5/4/1989                                       9.09
  5/5/1989                                       8.96
  5/8/1989                                       9.02
  5/9/1989                                       9.17
 5/10/1989                                       9.21
 5/11/1989                                       9.10
 5/12/1989                                       8.80
 5/15/1989                                       8.85
 5/16/1989                                       8.87
 5/17/1989                                       8.87
 5/18/1989                                       8.88
 5/19/1989                                       8.82
 5/22/1989                                       8.71
 5/23/1989                                       8.72
 5/24/1989                                       8.74
 5/25/1989                                       8.75
 5/26/1989                                       8.72
 5/29/1989                                       8.72
 5/30/1989                                       8.68
 5/31/1989                                       8.65
  6/1/1989                                       8.65
  6/2/1989                                       8.42
  6/5/1989                                       8.33
  6/6/1989                                       8.35
  6/7/1989                                       8.28
  6/8/1989                                       8.26
  6/9/1989                                       8.16
 6/12/1989                                       8.18
 6/13/1989                                       8.30
 6/14/1989                                       8.24
 6/15/1989                                       8.36
 6/16/1989                                       8.40
 6/19/1989                                       8.41
 6/20/1989                                       8.35
 6/21/1989                                       8.40
 6/22/1989                                       8.41
 6/23/1989                                       8.27
 6/26/1989                                       8.22
 6/27/1989                                       8.14
 6/28/1989                                       8.18
 6/29/1989                                       8.09
 6/30/1989                                       8.03
  7/3/1989                                       7.99
  7/4/1989                                       7.99
  7/5/1989                                       7.97
  7/6/1989                                       7.91
  7/7/1989                                       7.86
 7/10/1989                                       7.84
 7/11/1989                                       7.80
 7/12/1989                                       7.79
 7/13/1989                                       7.80
 7/14/1989                                       7.84
 7/17/1989                                       7.85
 7/18/1989                                       7.97
 7/19/1989                                       7.90
 7/20/1989                                       7.80
 7/21/1989                                       7.89
 7/24/1989                                       7.87
 7/25/1989                                       7.79
 7/26/1989                                       7.81
 7/27/1989                                       7.69
 7/28/1989                                       7.60
 7/31/1989                                       7.56
  8/1/1989                                       7.49
  8/2/1989                                       7.57
  8/3/1989                                       7.64
  8/4/1989                                       7.94
  8/7/1989                                       7.98
  8/8/1989                                       7.95
  8/9/1989                                       7.96
 8/10/1989                                       7.96
 8/11/1989                                       8.10
 8/14/1989                                       8.27
 8/15/1989                                       8.24
 8/16/1989                                       8.11
 8/17/1989                                       8.20
 8/18/1989                                       8.20
 8/21/1989                                       8.27
 8/22/1989                                       8.35
 8/23/1989                                       8.23
 8/24/1989                                       8.23
 8/25/1989                                       8.23
 8/28/1989                                       8.29
 8/29/1989                                       8.30
 8/30/1989                                       8.28
 8/31/1989                                       8.27
  9/1/1989                                       8.18
  9/4/1989                                       8.18
  9/5/1989                                       8.21
  9/6/1989                                       8.19
  9/7/1989                                       8.19
  9/8/1989                                       8.14
 9/11/1989                                       8.10
 9/12/1989                                       8.07
 9/13/1989                                       8.11
 9/14/1989                                       8.05
 9/15/1989                                       8.01
 9/18/1989                                       8.04
 9/19/1989                                       8.05
 9/20/1989                                       8.14
 9/21/1989                                       8.19
 9/22/1989                                       8.20
 9/25/1989                                       8.32
 9/26/1989                                       8.29
 9/27/1989                                       8.31
 9/28/1989                                       8.34
 9/29/1989                                       8.36
 10/2/1989                                       8.33
 10/3/1989                                       8.27
 10/4/1989                                       8.25
 10/5/1989                                       8.18
 10/6/1989                                       8.01
 10/9/1989                                       8.01
10/10/1989                                       8.00
10/11/1989                                       8.03
10/12/1989                                       7.98
10/13/1989                                       7.79
10/16/1989                                       7.91
10/17/1989                                       7.92
10/18/1989                                       7.92
10/19/1989                                       7.91
10/20/1989                                       7.93
10/23/1989                                       7.87
10/24/1989                                       7.80
10/25/1989                                       7.79
10/26/1989                                       7.81
10/27/1989                                       7.87
10/30/1989                                       7.86
10/31/1989                                       7.86
 11/1/1989                                       7.86
 11/2/1989                                       7.81
 11/3/1989                                       7.93
 11/6/1989                                       7.99
 11/7/1989                                       7.85
 11/8/1989                                       7.81
 11/9/1989                                       7.84
11/10/1989                                       7.85
11/13/1989                                       7.85
11/14/1989                                       7.80
11/15/1989                                       7.74
11/16/1989                                       7.74
11/17/1989                                       7.82
11/20/1989                                       7.80
11/21/1989                                       7.79
11/22/1989                                       7.72
11/23/1989                                       7.72
11/24/1989                                       7.70
11/27/1989                                       7.80
11/28/1989                                       7.81
11/29/1989                                       7.78
11/30/1989                                       7.74
 12/1/1989                                       7.70
 12/4/1989                                       7.70
 12/5/1989                                       7.70
 12/6/1989                                       7.76
 12/7/1989                                       7.80
 12/8/1989                                       7.73
12/11/1989                                       7.74
12/12/1989                                       7.74
12/13/1989                                       7.73
12/14/1989                                       7.68
12/15/1989                                       7.70
12/18/1989                                       7.67
12/19/1989                                       7.69
12/20/1989                                       7.67
12/21/1989                                       7.67
12/22/1989                                       7.75
12/25/1989                                       7.75
12/26/1989                                       7.90
12/27/1989                                       7.89
12/28/1989                                       7.85
12/29/1989                                       7.86
  1/1/1990                                       7.86
  1/2/1990                                       7.87
  1/3/1990                                       7.92
  1/4/1990                                       7.91
  1/5/1990                                       7.92
  1/8/1990                                       7.92
  1/9/1990                                       7.92
 1/10/1990                                       7.92
 1/11/1990                                       7.94
 1/12/1990                                       7.99
 1/15/1990                                       7.99
 1/16/1990                                       8.11
 1/17/1990                                       8.11
 1/18/1990                                       8.27
 1/19/1990                                       8.20
 1/22/1990                                       8.19
 1/23/1990                                       8.18
 1/24/1990                                       8.28
 1/25/1990                                       8.31
 1/26/1990                                       8.38
 1/29/1990                                       8.39
 1/30/1990                                       8.43
 1/31/1990                                       8.35
  2/1/1990                                       8.35
  2/2/1990                                       8.42
  2/5/1990                                       8.44
  2/6/1990                                       8.49
  2/7/1990                                       8.51
  2/8/1990                                       8.45
  2/9/1990                                       8.29
 2/12/1990                                       8.37
 2/13/1990                                       8.29
 2/14/1990                                       8.34
 2/15/1990                                       8.40
 2/16/1990                                       8.41
 2/19/1990                                       8.41
 2/20/1990                                       8.58
 2/21/1990                                       8.60
 2/22/1990                                       8.48
 2/23/1990                                       8.47
 2/26/1990                                       8.40
 2/27/1990                                       8.34
 2/28/1990                                       8.44
  3/1/1990                                       8.53
  3/2/1990                                       8.50
  3/5/1990                                       8.58
  3/6/1990                                       8.57
  3/7/1990                                       8.56
  3/8/1990                                       8.57
  3/9/1990                                       8.68
 3/12/1990                                       8.67
 3/13/1990                                       8.75
 3/14/1990                                       8.67
 3/15/1990                                       8.69
 3/16/1990                                       8.61
 3/19/1990                                       8.65
 3/20/1990                                       8.61
 3/21/1990                                       8.62
 3/22/1990                                       8.56
 3/23/1990                                       8.54
 3/26/1990                                       8.52
 3/27/1990                                       8.55
 3/28/1990                                       8.53
 3/29/1990                                       8.60
 3/30/1990                                       8.65
  4/2/1990                                       8.65
  4/3/1990                                       8.64
  4/4/1990                                       8.56
  4/5/1990                                       8.57
  4/6/1990                                       8.55
  4/9/1990                                       8.58
 4/10/1990                                       8.58
 4/11/1990                                       8.60
 4/12/1990                                       8.62
 4/13/1990                                       8.62
 4/16/1990                                       8.65
 4/17/1990                                       8.73
 4/18/1990                                       8.84
 4/19/1990                                       8.84
 4/20/1990                                       8.88
 4/23/1990                                       8.92
 4/24/1990                                       8.96
 4/25/1990                                       9.00
 4/26/1990                                       9.09
 4/27/1990                                       9.06
 4/30/1990                                       9.04
  5/1/1990                                       9.08
  5/2/1990                                       9.10
  5/3/1990                                       9.04
  5/4/1990                                       8.80
  5/7/1990                                       8.83
  5/8/1990                                       8.79
  5/9/1990                                       8.87
 5/10/1990                                       8.80
 5/11/1990                                       8.64
 5/14/1990                                       8.60
 5/15/1990                                       8.64
 5/16/1990                                       8.66
 5/17/1990                                       8.69
 5/18/1990                                       8.74
 5/21/1990                                       8.74
 5/22/1990                                       8.66
 5/23/1990                                       8.61
 5/24/1990                                       8.58
 5/25/1990                                       8.61
 5/28/1990                                       8.61
 5/29/1990                                       8.59
 5/30/1990                                       8.56
 5/31/1990                                       8.56
  6/1/1990                                       8.38
  6/4/1990                                       8.39
  6/5/1990                                       8.42
  6/6/1990                                       8.43
  6/7/1990                                       8.41
  6/8/1990                                       8.42
 6/11/1990                                       8.43
 6/12/1990                                       8.44
 6/13/1990                                       8.35
 6/14/1990                                       8.32
 6/15/1990                                       8.41
 6/18/1990                                       8.45
 6/19/1990                                       8.47
 6/20/1990                                       8.51
 6/21/1990                                       8.48
 6/22/1990                                       8.46
 6/25/1990                                       8.53
 6/26/1990                                       8.51
 6/27/1990                                       8.47
 6/28/1990                                       8.41
 6/29/1990                                       8.35
  7/2/1990                                       8.35
  7/3/1990                                       8.32
  7/4/1990                                       8.32
  7/5/1990                                       8.34
  7/6/1990                                       8.44
  7/9/1990                                       8.49
 7/10/1990                                       8.50
 7/11/1990                                       8.49
 7/12/1990                                       8.37
 7/13/1990                                       8.32
 7/16/1990                                       8.31
 7/17/1990                                       8.30
 7/18/1990                                       8.34
 7/19/1990                                       8.33
 7/20/1990                                       8.28
 7/23/1990                                       8.28
 7/24/1990                                       8.35
 7/25/1990                                       8.31
 7/26/1990                                       8.31
 7/27/1990                                       8.25
 7/30/1990                                       8.14
 7/31/1990                                       8.13
  8/1/1990                                       8.06
  8/2/1990                                       8.15
  8/3/1990                                       8.11
  8/6/1990                                       8.29
  8/7/1990                                       8.41
  8/8/1990                                       8.43
  8/9/1990                                       8.33
 8/10/1990                                       8.35
 8/13/1990                                       8.36
 8/14/1990                                       8.34
 8/15/1990                                       8.33
 8/16/1990                                       8.45
 8/17/1990                                       8.49
 8/20/1990                                       8.50
 8/21/1990                                       8.56
 8/22/1990                                       8.62
 8/23/1990                                       8.69
 8/24/1990                                       8.75
 8/27/1990                                       8.61
 8/28/1990                                       8.67
 8/29/1990                                       8.52
 8/30/1990                                       8.52
 8/31/1990                                       8.50
  9/3/1990                                       8.50
  9/4/1990                                       8.53
  9/5/1990                                       8.47
  9/6/1990                                       8.47
  9/7/1990                                       8.45
 9/10/1990                                       8.50
 9/11/1990                                       8.48
 9/12/1990                                       8.45
 9/13/1990                                       8.44
 9/14/1990                                       8.48
 9/17/1990                                       8.49
 9/18/1990                                       8.48
 9/19/1990                                       8.51
 9/20/1990                                       8.53
 9/21/1990                                       8.58
 9/24/1990                                       8.64
 9/25/1990                                       8.64
 9/26/1990                                       8.63
 9/27/1990                                       8.52
 9/28/1990                                       8.47
 10/1/1990                                       8.38
 10/2/1990                                       8.35
 10/3/1990                                       8.33
 10/4/1990                                       8.30
 10/5/1990                                       8.27
 10/8/1990                                       8.27
 10/9/1990                                       8.43
10/10/1990                                       8.49
10/11/1990                                       8.51
10/12/1990                                       8.44
10/15/1990                                       8.39
10/16/1990                                       8.39
10/17/1990                                       8.37
10/18/1990                                       8.32
10/19/1990                                       8.25
10/22/1990                                       8.25
10/23/1990                                       8.25
10/24/1990                                       8.26
10/25/1990                                       8.21
10/26/1990                                       8.23
10/29/1990                                       8.27
10/30/1990                                       8.28
10/31/1990                                       8.24
 11/1/1990                                       8.15
 11/2/1990                                       8.16
 11/5/1990                                       8.10
 11/6/1990                                       8.11
 11/7/1990                                       8.16
 11/8/1990                                       8.18
 11/9/1990                                       8.10
11/12/1990                                       8.10
11/13/1990                                       8.01
11/14/1990                                       8.01
11/15/1990                                       8.01
11/16/1990                                       7.96
11/19/1990                                       8.01
11/20/1990                                       7.98
11/21/1990                                       7.92
11/22/1990                                       7.92
11/23/1990                                       7.92
11/26/1990                                       7.92
11/27/1990                                       7.94
11/28/1990                                       7.94
11/29/1990                                       7.96
11/30/1990                                       7.91
 12/3/1990                                       7.88
 12/4/1990                                       7.83
 12/5/1990                                       7.82
 12/6/1990                                       7.82
 12/7/1990                                       7.67
12/10/1990                                       7.63
12/11/1990                                       7.60
12/12/1990                                       7.59
12/13/1990                                       7.68
12/14/1990                                       7.74
12/17/1990                                       7.71
12/18/1990                                       7.67
12/19/1990                                       7.64
12/20/1990                                       7.67
12/21/1990                                       7.75
12/24/1990                                       7.84
12/25/1990                                       7.84
12/26/1990                                       7.78
12/27/1990                                       7.75
12/28/1990                                       7.78
12/31/1990                                       7.68
  1/1/1991                                       7.68
  1/2/1991                                       7.59
  1/3/1991                                       7.56
  1/4/1991                                       7.65
  1/7/1991                                       7.75
  1/8/1991                                       7.74
  1/9/1991                                       7.81
 1/10/1991                                       7.76
 1/11/1991                                       7.79
 1/14/1991                                       7.82
 1/15/1991                                       7.79
 1/16/1991                                       7.83
 1/17/1991                                       7.71
 1/18/1991                                       7.68
 1/21/1991                                       7.68
 1/22/1991                                       7.70
 1/23/1991                                       7.67
 1/24/1991                                       7.61
 1/25/1991                                       7.67
 1/28/1991                                       7.67
 1/29/1991                                       7.64
 1/30/1991                                       7.64
 1/31/1991                                       7.62
  2/1/1991                                       7.45
  2/4/1991                                       7.43
  2/5/1991                                       7.40
  2/6/1991                                       7.40
  2/7/1991                                       7.42
  2/8/1991                                       7.40
 2/11/1991                                       7.39
 2/12/1991                                       7.39
 2/13/1991                                       7.39
 2/14/1991                                       7.38
 2/15/1991                                       7.41
 2/18/1991                                       7.41
 2/19/1991                                       7.46
 2/20/1991                                       7.49
 2/21/1991                                       7.51
 2/22/1991                                       7.57
 2/25/1991                                       7.57
 2/26/1991                                       7.62
 2/27/1991                                       7.64
 2/28/1991                                       7.66
  3/1/1991                                       7.78
  3/4/1991                                       7.77
  3/5/1991                                       7.73
  3/6/1991                                       7.77
  3/7/1991                                       7.73
  3/8/1991                                       7.77
 3/11/1991                                       7.71
 3/12/1991                                       7.74
 3/13/1991                                       7.67
 3/14/1991                                       7.64
 3/15/1991                                       7.73
 3/18/1991                                       7.79
 3/19/1991                                       7.93
 3/20/1991                                       7.88
 3/21/1991                                       7.82
 3/22/1991                                       7.82
 3/25/1991                                       7.83
 3/26/1991                                       7.84
 3/27/1991                                       7.76
 3/28/1991                                       7.73
 3/29/1991                                       7.73
  4/1/1991                                       7.74
  4/2/1991                                       7.68
  4/3/1991                                       7.71
  4/4/1991                                       7.67
  4/5/1991                                       7.65
  4/8/1991                                       7.63
  4/9/1991                                       7.68
 4/10/1991                                       7.75
 4/11/1991                                       7.74
 4/12/1991                                       7.64
 4/15/1991                                       7.64
 4/16/1991                                       7.66
 4/17/1991                                       7.64
 4/18/1991                                       7.74
 4/19/1991                                       7.80
 4/22/1991                                       7.83
 4/23/1991                                       7.78
 4/24/1991                                       7.73
 4/25/1991                                       7.70
 4/26/1991                                       7.68
 4/29/1991                                       7.70
 4/30/1991                                       7.63
  5/1/1991                                       7.63
  5/2/1991                                       7.59
  5/3/1991                                       7.67
  5/6/1991                                       7.67
  5/7/1991                                       7.67
  5/8/1991                                       7.68
  5/9/1991                                       7.68
 5/10/1991                                       7.76
 5/13/1991                                       7.72
 5/14/1991                                       7.78
 5/15/1991                                       7.77
 5/16/1991                                       7.77
 5/17/1991                                       7.77
 5/20/1991                                       7.78
 5/21/1991                                       7.74
 5/22/1991                                       7.72
 5/23/1991                                       7.71
 5/24/1991                                       7.68
 5/27/1991                                       7.68
 5/28/1991                                       7.66
 5/29/1991                                       7.66
 5/30/1991                                       7.63
 5/31/1991                                       7.69
  6/3/1991                                       7.80
  6/4/1991                                       7.80
  6/5/1991                                       7.84
  6/6/1991                                       7.89
  6/7/1991                                       7.96
 6/10/1991                                       7.95
 6/11/1991                                       7.96
 6/12/1991                                       8.02
 6/13/1991                                       8.00
 6/14/1991                                       7.94
 6/17/1991                                       7.96
 6/18/1991                                       7.97
 6/19/1991                                       7.97
 6/20/1991                                       7.91
 6/21/1991                                       7.95
 6/24/1991                                       7.98
 6/25/1991                                       7.99
 6/26/1991                                       7.98
 6/27/1991                                       7.97
 6/28/1991                                       7.90
  7/1/1991                                       7.93
  7/2/1991                                       7.95
  7/3/1991                                       7.92
  7/4/1991                                       7.92
  7/5/1991                                       8.01
  7/8/1991                                       8.00
  7/9/1991                                       8.02
 7/10/1991                                       8.00
 7/11/1991                                       7.95
 7/12/1991                                       7.90
 7/15/1991                                       7.90
 7/16/1991                                       7.91
 7/17/1991                                       7.94
 7/18/1991                                       7.95
 7/19/1991                                       7.91
 7/22/1991                                       7.92
 7/23/1991                                       7.96
 7/24/1991                                       7.86
 7/25/1991                                       7.81
 7/26/1991                                       7.82
 7/29/1991                                       7.81
 7/30/1991                                       7.81
 7/31/1991                                       7.77
  8/1/1991                                       7.78
  8/2/1991                                       7.62
  8/5/1991                                       7.62
  8/6/1991                                       7.54
  8/7/1991                                       7.51
  8/8/1991                                       7.53
  8/9/1991                                       7.51
 8/12/1991                                       7.49
 8/13/1991                                       7.46
 8/14/1991                                       7.37
 8/15/1991                                       7.37
 8/16/1991                                       7.33
 8/19/1991                                       7.31
 8/20/1991                                       7.24
 8/21/1991                                       7.27
 8/22/1991                                       7.25
 8/23/1991                                       7.39
 8/26/1991                                       7.44
 8/27/1991                                       7.42
 8/28/1991                                       7.32
 8/29/1991                                       7.24
 8/30/1991                                       7.34
  9/2/1991                                       7.34
  9/3/1991                                       7.32
  9/4/1991                                       7.31
  9/5/1991                                       7.32
  9/6/1991                                       7.24
  9/9/1991                                       7.20
 9/10/1991                                       7.20
 9/11/1991                                       7.21
 9/12/1991                                       7.15
 9/13/1991                                       7.13
 9/16/1991                                       7.11
 9/17/1991                                       7.10
 9/18/1991                                       7.10
 9/19/1991                                       7.10
 9/20/1991                                       7.09
 9/23/1991                                       7.09
 9/24/1991                                       7.09
 9/25/1991                                       7.06
 9/26/1991                                       7.03
 9/27/1991                                       6.95
 9/30/1991                                       6.92
 10/1/1991                                       6.90
 10/2/1991                                       6.90
 10/3/1991                                       6.88
 10/4/1991                                       6.81
 10/7/1991                                       6.81
 10/8/1991                                       6.82
 10/9/1991                                       6.87
10/10/1991                                       6.93
10/11/1991                                       6.84
10/14/1991                                       6.84
10/15/1991                                       6.81
10/16/1991                                       6.79
10/17/1991                                       6.90
10/18/1991                                       6.88
10/21/1991                                       6.95
10/22/1991                                       6.99
10/23/1991                                       7.00
10/24/1991                                       6.91
10/25/1991                                       6.96
10/28/1991                                       6.91
10/29/1991                                       6.80
10/30/1991                                       6.77
10/31/1991                                       6.74
 11/1/1991                                       6.71
 11/4/1991                                       6.74
 11/5/1991                                       6.79
 11/6/1991                                       6.72
 11/7/1991                                       6.65
 11/8/1991                                       6.66
11/11/1991                                       6.66
11/12/1991                                       6.65
11/13/1991                                       6.69
11/14/1991                                       6.62
11/15/1991                                       6.58
11/18/1991                                       6.57
11/19/1991                                       6.55
11/20/1991                                       6.56
11/21/1991                                       6.54
11/22/1991                                       6.56
11/25/1991                                       6.61
11/26/1991                                       6.53
11/27/1991                                       6.53
11/28/1991                                       6.53
11/29/1991                                       6.48
 12/2/1991                                       6.43
 12/3/1991                                       6.39
 12/4/1991                                       6.27
 12/5/1991                                       6.30
 12/6/1991                                       6.31
 12/9/1991                                       6.23
12/10/1991                                       6.25
12/11/1991                                       6.26
12/12/1991                                       6.23
12/13/1991                                       6.30
12/16/1991                                       6.28
12/17/1991                                       6.24
12/18/1991                                       6.30
12/19/1991                                       6.19
12/20/1991                                       6.02
12/23/1991                                       6.00
12/24/1991                                       6.01
12/25/1991                                       6.01
12/26/1991                                       6.00
12/27/1991                                       6.00
12/30/1991                                       5.97
12/31/1991                                       5.93
  1/1/1992                                       5.93
  1/2/1992                                       5.98
  1/3/1992                                       6.05
  1/6/1992                                       6.02
  1/7/1992                                       5.94
  1/8/1992                                       5.96
  1/9/1992                                       6.02
 1/10/1992                                       6.10
 1/13/1992                                       6.21
 1/14/1992                                       6.34
 1/15/1992                                       6.37
 1/16/1992                                       6.41
 1/17/1992                                       6.36
 1/20/1992                                       6.36
 1/21/1992                                       6.27
 1/22/1992                                       6.28
 1/23/1992                                       6.32
 1/24/1992                                       6.40
 1/27/1992                                       6.41
 1/28/1992                                       6.32
 1/29/1992                                       6.42
 1/30/1992                                       6.48
 1/31/1992                                       6.44
  2/3/1992                                       6.52
  2/4/1992                                       6.46
  2/5/1992                                       6.40
  2/6/1992                                       6.40
  2/7/1992                                       6.40
 2/10/1992                                       6.38
 2/11/1992                                       6.40
 2/12/1992                                       6.46
 2/13/1992                                       6.61
 2/14/1992                                       6.65
 2/17/1992                                       6.65
 2/18/1992                                       6.69
 2/19/1992                                       6.67
 2/20/1992                                       6.67
 2/21/1992                                       6.77
 2/24/1992                                       6.81
 2/25/1992                                       6.78
 2/26/1992                                       6.66
 2/27/1992                                       6.67
 2/28/1992                                       6.58
  3/2/1992                                       6.73
  3/3/1992                                       6.76
  3/4/1992                                       6.76
  3/5/1992                                       6.87
  3/6/1992                                       6.85
  3/9/1992                                       6.77
 3/10/1992                                       6.78
 3/11/1992                                       6.86
 3/12/1992                                       7.01
 3/13/1992                                       7.14
 3/16/1992                                       7.12
 3/17/1992                                       7.06
 3/18/1992                                       7.06
 3/19/1992                                       7.03
 3/20/1992                                       7.12
 3/23/1992                                       7.10
 3/24/1992                                       7.00
 3/25/1992                                       6.96
 3/26/1992                                       6.98
 3/27/1992                                       6.97
 3/30/1992                                       6.93
 3/31/1992                                       6.94
  4/1/1992                                       6.82
  4/2/1992                                       6.85
  4/3/1992                                       6.76
  4/6/1992                                       6.74
  4/7/1992                                       6.73
  4/8/1992                                       6.76
  4/9/1992                                       6.59
 4/10/1992                                       6.62
 4/13/1992                                       6.58
 4/14/1992                                       6.60
 4/15/1992                                       6.66
 4/16/1992                                       6.76
 4/17/1992                                       6.76
 4/20/1992                                       6.90
 4/21/1992                                       6.89
 4/22/1992                                       6.89
 4/23/1992                                       6.91
 4/24/1992                                       6.85
 4/27/1992                                       6.90
 4/28/1992                                       6.87
 4/29/1992                                       6.88
 4/30/1992                                       6.91
  5/1/1992                                       6.82
  5/4/1992                                       6.82
  5/5/1992                                       6.80
  5/6/1992                                       6.76
  5/7/1992                                       6.80
  5/8/1992                                       6.73
 5/11/1992                                       6.71
 5/12/1992                                       6.66
 5/13/1992                                       6.64
 5/14/1992                                       6.63
 5/15/1992                                       6.60
 5/18/1992                                       6.59
 5/19/1992                                       6.47
 5/20/1992                                       6.55
 5/21/1992                                       6.77
 5/22/1992                                       6.69
 5/25/1992                                       6.69
 5/26/1992                                       6.79
 5/27/1992                                       6.74
 5/28/1992                                       6.67
 5/29/1992                                       6.61
  6/1/1992                                       6.69
  6/2/1992                                       6.61
  6/3/1992                                       6.60
  6/4/1992                                       6.60
  6/5/1992                                       6.55
  6/8/1992                                       6.56
  6/9/1992                                       6.59
 6/10/1992                                       6.59
 6/11/1992                                       6.56
 6/12/1992                                       6.49
 6/15/1992                                       6.49
 6/16/1992                                       6.44
 6/17/1992                                       6.44
 6/18/1992                                       6.39
 6/19/1992                                       6.45
 6/22/1992                                       6.45
 6/23/1992                                       6.50
 6/24/1992                                       6.39
 6/25/1992                                       6.32
 6/26/1992                                       6.33
 6/29/1992                                       6.29
 6/30/1992                                       6.29
  7/1/1992                                       6.27
  7/2/1992                                       6.02
  7/3/1992                                       6.02
  7/6/1992                                       5.97
  7/7/1992                                       5.91
  7/8/1992                                       5.93
  7/9/1992                                       5.93
 7/10/1992                                       5.92
 7/13/1992                                       5.94
 7/14/1992                                       5.90
 7/15/1992                                       5.80
 7/16/1992                                       5.80
 7/17/1992                                       5.82
 7/20/1992                                       5.82
 7/21/1992                                       5.82
 7/22/1992                                       5.77
 7/23/1992                                       5.62
 7/24/1992                                       5.66
 7/27/1992                                       5.66
 7/28/1992                                       5.63
 7/29/1992                                       5.62
 7/30/1992                                       5.76
 7/31/1992                                       5.84
  8/3/1992                                       5.82
  8/4/1992                                       5.72
  8/5/1992                                       5.69
  8/6/1992                                       5.67
  8/7/1992                                       5.56
 8/10/1992                                       5.50
 8/11/1992                                       5.50
 8/12/1992                                       5.54
 8/13/1992                                       5.57
 8/14/1992                                       5.54
 8/17/1992                                       5.55
 8/18/1992                                       5.44
 8/19/1992                                       5.43
 8/20/1992                                       5.42
 8/21/1992                                       5.54
 8/24/1992                                       5.72
 8/25/1992                                       5.76
 8/26/1992                                       5.70
 8/27/1992                                       5.65
 8/28/1992                                       5.60
 8/31/1992                                       5.60
  9/1/1992                                       5.52
  9/2/1992                                       5.50
  9/3/1992                                       5.50
  9/4/1992                                       5.30
  9/7/1992                                       5.30
  9/8/1992                                       5.21
  9/9/1992                                       5.25
 9/10/1992                                       5.26
 9/11/1992                                       5.33
 9/14/1992                                       5.28
 9/15/1992                                       5.37
 9/16/1992                                       5.40
 9/17/1992                                       5.41
 9/18/1992                                       5.41
 9/21/1992                                       5.46
 9/22/1992                                       5.52
 9/23/1992                                       5.54
 9/24/1992                                       5.47
 9/25/1992                                       5.33
 9/28/1992                                       5.28
 9/29/1992                                       5.31
 9/30/1992                                       5.33
 10/1/1992                                       5.18
 10/2/1992                                       5.22
 10/5/1992                                       5.18
 10/6/1992                                       5.25
 10/7/1992                                       5.43
 10/8/1992                                       5.37
 10/9/1992                                       5.50
10/12/1992                                       5.50
10/13/1992                                       5.49
10/14/1992                                       5.51
10/15/1992                                       5.52
10/16/1992                                       5.57
10/19/1992                                       5.71
10/20/1992                                       5.90
10/21/1992                                       5.82
10/22/1992                                       5.79
10/23/1992                                       5.91
10/26/1992                                       5.92
10/27/1992                                       5.82
10/28/1992                                       5.83
10/29/1992                                       5.79
10/30/1992                                       5.90
 11/2/1992                                       5.96
 11/3/1992                                       5.94
 11/4/1992                                       5.94
 11/5/1992                                       5.93
 11/6/1992                                       6.02
 11/9/1992                                       6.09
11/10/1992                                       6.01
11/11/1992                                       6.01
11/12/1992                                       5.89
11/13/1992                                       5.99
11/16/1992                                       6.11
11/17/1992                                       6.08
11/18/1992                                       5.97
11/19/1992                                       6.00
11/20/1992                                       6.08
11/23/1992                                       6.10
11/24/1992                                       6.04
11/25/1992                                       6.12
11/26/1992                                       6.12
11/27/1992                                       6.22
11/30/1992                                       6.23
 12/1/1992                                       6.24
 12/2/1992                                       6.23
 12/3/1992                                       6.20
 12/4/1992                                       6.11
 12/7/1992                                       6.05
 12/8/1992                                       5.99
 12/9/1992                                       6.01
12/10/1992                                       6.04
12/11/1992                                       6.10
12/14/1992                                       6.15
12/15/1992                                       6.12
12/16/1992                                       6.06
12/17/1992                                       6.08
12/18/1992                                       6.07
12/21/1992                                       6.05
12/22/1992                                       6.02
12/23/1992                                       6.01
12/24/1992                                       6.02
12/25/1992                                       6.02
12/28/1992                                       6.06
12/29/1992                                       6.04
12/30/1992                                       5.98
12/31/1992                                       6.04
  1/1/1993                                       6.04
  1/4/1993                                       5.90
  1/5/1993                                       5.90
  1/6/1993                                       5.94
  1/7/1993                                       6.05
  1/8/1993                                       5.97
 1/11/1993                                       5.93
 1/12/1993                                       5.95
 1/13/1993                                       5.93
 1/14/1993                                       5.88
 1/15/1993                                       5.80
 1/18/1993                                       5.80
 1/19/1993                                       5.82
 1/20/1993                                       5.85
 1/21/1993                                       5.83
 1/22/1993                                       5.77
 1/25/1993                                       5.71
 1/26/1993                                       5.75
 1/27/1993                                       5.68
 1/28/1993                                       5.61
 1/29/1993                                       5.57
  2/1/1993                                       5.55
  2/2/1993                                       5.63
  2/3/1993                                       5.62
  2/4/1993                                       5.53
  2/5/1993                                       5.42
  2/8/1993                                       5.49
  2/9/1993                                       5.55
 2/10/1993                                       5.63
 2/11/1993                                       5.58
 2/12/1993                                       5.57
 2/15/1993                                       5.57
 2/16/1993                                       5.52
 2/17/1993                                       5.43
 2/18/1993                                       5.29
 2/19/1993                                       5.30
 2/22/1993                                       5.28
 2/23/1993                                       5.12
 2/24/1993                                       5.20
 2/25/1993                                       5.23
 2/26/1993                                       5.21
  3/1/1993                                       5.12
  3/2/1993                                       5.13
  3/3/1993                                       5.05
  3/4/1993                                       5.00
  3/5/1993                                       5.14
  3/8/1993                                       5.15
  3/9/1993                                       5.21
 3/10/1993                                       5.24
 3/11/1993                                       5.23
 3/12/1993                                       5.35
 3/15/1993                                       5.39
 3/16/1993                                       5.27
 3/17/1993                                       5.21
 3/18/1993                                       5.11
 3/19/1993                                       5.17
 3/22/1993                                       5.18
 3/23/1993                                       5.14
 3/24/1993                                       5.19
 3/25/1993                                       5.19
 3/26/1993                                       5.32
 3/29/1993                                       5.25
 3/30/1993                                       5.20
 3/31/1993                                       5.24
  4/1/1993                                       5.24
  4/2/1993                                       5.31
  4/5/1993                                       5.27
  4/6/1993                                       5.22
  4/7/1993                                       5.23
  4/8/1993                                       5.13
  4/9/1993                                       5.13
 4/12/1993                                       5.09
 4/13/1993                                       5.10
 4/14/1993                                       5.07
 4/15/1993                                       5.06
 4/16/1993                                       5.08
 4/19/1993                                       5.07
 4/20/1993                                       5.07
 4/21/1993                                       5.05
 4/22/1993                                       5.04
 4/23/1993                                       5.06
 4/26/1993                                       5.09
 4/27/1993                                       5.19
 4/28/1993                                       5.18
 4/29/1993                                       5.10
 4/30/1993                                       5.14
  5/3/1993                                       5.06
  5/4/1993                                       5.04
  5/5/1993                                       5.07
  5/6/1993                                       5.03
  5/7/1993                                       5.04
 5/10/1993                                       5.02
 5/11/1993                                       5.03
 5/12/1993                                       5.07
 5/13/1993                                       5.15
 5/14/1993                                       5.21
 5/17/1993                                       5.27
 5/18/1993                                       5.30
 5/19/1993                                       5.26
 5/20/1993                                       5.25
 5/21/1993                                       5.34
 5/24/1993                                       5.37
 5/25/1993                                       5.38
 5/26/1993                                       5.35
 5/27/1993                                       5.35
 5/28/1993                                       5.37
 5/31/1993                                       5.37
  6/1/1993                                       5.28
  6/2/1993                                       5.27
  6/3/1993                                       5.23
  6/4/1993                                       5.36
  6/7/1993                                       5.34
  6/8/1993                                       5.35
  6/9/1993                                       5.33
 6/10/1993                                       5.34
 6/11/1993                                       5.22
 6/14/1993                                       5.20
 6/15/1993                                       5.19
 6/16/1993                                       5.18
 6/17/1993                                       5.17
 6/18/1993                                       5.23
 6/21/1993                                       5.20
 6/22/1993                                       5.21
 6/23/1993                                       5.20
 6/24/1993                                       5.16
 6/25/1993                                       5.13
 6/28/1993                                       5.08
 6/29/1993                                       5.05
 6/30/1993                                       5.05
  7/1/1993                                       5.04
  7/2/1993                                       4.98
  7/5/1993                                       4.98
  7/6/1993                                       5.04
  7/7/1993                                       5.04
  7/8/1993                                       5.02
  7/9/1993                                       5.00
 7/12/1993                                       5.00
 7/13/1993                                       5.03
 7/14/1993                                       4.98
 7/15/1993                                       4.99
 7/16/1993                                       4.99
 7/19/1993                                       5.00
 7/20/1993                                       5.08
 7/21/1993                                       5.17
 7/22/1993                                       5.24
 7/23/1993                                       5.28
 7/26/1993                                       5.25
 7/27/1993                                       5.26
 7/28/1993                                       5.23
 7/29/1993                                       5.13
 7/30/1993                                       5.16
  8/2/1993                                       5.20
  8/3/1993                                       5.19
  8/4/1993                                       5.20
  8/5/1993                                       5.18
  8/6/1993                                       5.16
  8/9/1993                                       5.12
 8/10/1993                                       5.14
 8/11/1993                                       5.13
 8/12/1993                                       5.13
 8/13/1993                                       5.08
 8/16/1993                                       5.05
 8/17/1993                                       5.07
 8/18/1993                                       5.04
 8/19/1993                                       4.97
 8/20/1993                                       4.96
 8/23/1993                                       4.98
 8/24/1993                                       4.90
 8/25/1993                                       4.86
 8/26/1993                                       4.78
 8/27/1993                                       4.83
 8/30/1993                                       4.78
 8/31/1993                                       4.80
  9/1/1993                                       4.81
  9/2/1993                                       4.76
  9/3/1993                                       4.65
  9/6/1993                                       4.65
  9/7/1993                                       4.60
  9/8/1993                                       4.63
  9/9/1993                                       4.74
 9/10/1993                                       4.67
 9/13/1993                                       4.66
 9/14/1993                                       4.77
 9/15/1993                                       4.75
 9/16/1993                                       4.74
 9/17/1993                                       4.75
 9/20/1993                                       4.79
 9/21/1993                                       4.80
 9/22/1993                                       4.81
 9/23/1993                                       4.80
 9/24/1993                                       4.81
 9/27/1993                                       4.69
 9/28/1993                                       4.67
 9/29/1993                                       4.74
 9/30/1993                                       4.79
 10/1/1993                                       4.72
 10/4/1993                                       4.71
 10/5/1993                                       4.72
 10/6/1993                                       4.70
 10/7/1993                                       4.69
 10/8/1993                                       4.61
10/11/1993                                       4.61
10/12/1993                                       4.64
10/13/1993                                       4.64
10/14/1993                                       4.61
10/15/1993                                       4.57
10/18/1993                                       4.66
10/19/1993                                       4.66
10/20/1993                                       4.64
10/21/1993                                       4.72
10/22/1993                                       4.76
10/25/1993                                       4.82
10/26/1993                                       4.79
10/27/1993                                       4.82
10/28/1993                                       4.83
10/29/1993                                       4.83
 11/1/1993                                       4.96
 11/2/1993                                       5.02
 11/3/1993                                       5.01
 11/4/1993                                       5.03
 11/5/1993                                       5.11
 11/8/1993                                       5.04
 11/9/1993                                       5.02
11/10/1993                                       5.08
11/11/1993                                       5.08
11/12/1993                                       5.02
11/15/1993                                       5.02
11/16/1993                                       4.98
11/17/1993                                       4.99
11/18/1993                                       5.06
11/19/1993                                       5.16
11/22/1993                                       5.20
11/23/1993                                       5.14
11/24/1993                                       5.11
11/25/1993                                       5.11
11/26/1993                                       5.08
11/29/1993                                       5.08
11/30/1993                                       5.15
 12/1/1993                                       5.14
 12/2/1993                                       5.16
 12/3/1993                                       5.16
 12/6/1993                                       5.09
 12/7/1993                                       5.10
 12/8/1993                                       5.09
 12/9/1993                                       5.07
12/10/1993                                       5.13
12/13/1993                                       5.16
12/14/1993                                       5.20
12/15/1993                                       5.19
12/16/1993                                       5.20
12/17/1993                                       5.17
12/20/1993                                       5.20
12/21/1993                                       5.22
12/22/1993                                       5.13
12/23/1993                                       5.10
12/24/1993                                       5.10
12/27/1993                                       5.09
12/28/1993                                       5.10
12/29/1993                                       5.12
12/30/1993                                       5.20
12/31/1993                                       5.21
  1/3/1994                                       5.29
  1/4/1994                                       5.26
  1/5/1994                                       5.27
  1/6/1994                                       5.21
  1/7/1994                                       5.03
 1/10/1994                                       5.01
 1/11/1994                                       5.00
 1/12/1994                                       4.95
 1/13/1994                                       5.08
 1/14/1994                                       5.12
 1/17/1994                                       5.12
 1/18/1994                                       5.09
 1/19/1994                                       5.08
 1/20/1994                                       5.02
 1/21/1994                                       5.05
 1/24/1994                                       5.06
 1/25/1994                                       5.08
 1/26/1994                                       5.09
 1/27/1994                                       5.04
 1/28/1994                                       4.99
 1/31/1994                                       5.02
  2/1/1994                                       5.10
  2/2/1994                                       5.11
  2/3/1994                                       5.17
  2/4/1994                                       5.32
  2/7/1994                                       5.36
  2/8/1994                                       5.38
  2/9/1994                                       5.35
 2/10/1994                                       5.36
 2/11/1994                                       5.34
 2/14/1994                                       5.36
 2/15/1994                                       5.34
 2/16/1994                                       5.35
 2/17/1994                                       5.45
 2/18/1994                                       5.52
 2/21/1994                                       5.52
 2/22/1994                                       5.50
 2/23/1994                                       5.59
 2/24/1994                                       5.66
 2/25/1994                                       5.65
 2/28/1994                                       5.60
  3/1/1994                                       5.74
  3/2/1994                                       5.74
  3/3/1994                                       5.79
  3/4/1994                                       5.82
  3/7/1994                                       5.77
  3/8/1994                                       5.84
  3/9/1994                                       5.84
 3/10/1994                                       5.90
 3/11/1994                                       5.89
 3/14/1994                                       5.94
 3/15/1994                                       5.91
 3/16/1994                                       5.86
 3/17/1994                                       5.88
 3/18/1994                                       5.97
 3/21/1994                                       6.03
 3/22/1994                                       5.92
 3/23/1994                                       5.92
 3/24/1994                                       6.05
 3/25/1994                                       6.08
 3/28/1994                                       6.10
 3/29/1994                                       6.19
 3/30/1994                                       6.24
 3/31/1994                                       6.23
  4/1/1994                                       6.23
  4/4/1994                                       6.64
  4/5/1994                                       6.47
  4/6/1994                                       6.42
  4/7/1994                                       6.38
  4/8/1994                                       6.46
 4/11/1994                                       6.46
 4/12/1994                                       6.40
 4/13/1994                                       6.47
 4/14/1994                                       6.51
 4/15/1994                                       6.50
 4/18/1994                                       6.70
 4/19/1994                                       6.68
 4/20/1994                                       6.62
 4/21/1994                                       6.49
 4/22/1994                                       6.53
 4/25/1994                                       6.48
 4/26/1994                                       6.46
 4/27/1994                                       6.46
 4/28/1994                                       6.65
 4/29/1994                                       6.64
  5/2/1994                                       6.69
  5/3/1994                                       6.73
  5/4/1994                                       6.74
  5/5/1994                                       6.70
  5/6/1994                                       6.95
  5/9/1994                                       7.09
 5/10/1994                                       6.93
 5/11/1994                                       7.02
 5/12/1994                                       6.97
 5/13/1994                                       6.89
 5/16/1994                                       6.85
 5/17/1994                                       6.66
 5/18/1994                                       6.61
 5/19/1994                                       6.52
 5/20/1994                                       6.59
 5/23/1994                                       6.76
 5/24/1994                                       6.75
 5/25/1994                                       6.74
 5/26/1994                                       6.69
 5/27/1994                                       6.73
 5/30/1994                                       6.73
 5/31/1994                                       6.77
  6/1/1994                                       6.74
  6/2/1994                                       6.68
  6/3/1994                                       6.59
  6/6/1994                                       6.49
  6/7/1994                                       6.53
  6/8/1994                                       6.53
  6/9/1994                                       6.54
 6/10/1994                                       6.60
 6/13/1994                                       6.66
 6/14/1994                                       6.58
 6/15/1994                                       6.67
 6/16/1994                                       6.65
 6/17/1994                                       6.71
 6/20/1994                                       6.74
 6/21/1994                                       6.82
 6/22/1994                                       6.75
 6/23/1994                                       6.70
 6/24/1994                                       6.81
 6/27/1994                                       6.79
 6/28/1994                                       6.88
 6/29/1994                                       6.87
 6/30/1994                                       6.97
  7/1/1994                                       6.95
  7/4/1994                                       6.95
  7/5/1994                                       6.93
  7/6/1994                                       6.92
  7/7/1994                                       6.89
  7/8/1994                                       7.04
 7/11/1994                                       7.09
 7/12/1994                                       7.03
 7/13/1994                                       7.02
 7/14/1994                                       6.85
 7/15/1994                                       6.84
 7/18/1994                                       6.79
 7/19/1994                                       6.73
 7/20/1994                                       6.84
 7/21/1994                                       6.89
 7/22/1994                                       6.92
 7/25/1994                                       6.90
 7/26/1994                                       6.90
 7/27/1994                                       6.99
 7/28/1994                                       6.94
 7/29/1994                                       6.73
  8/1/1994                                       6.75
  8/2/1994                                       6.73
  8/3/1994                                       6.70
  8/4/1994                                       6.72
  8/5/1994                                       6.93
  8/8/1994                                       6.93
  8/9/1994                                       6.97
 8/10/1994                                       6.95
 8/11/1994                                       7.00
 8/12/1994                                       6.94
 8/15/1994                                       6.96
 8/16/1994                                       6.86
 8/17/1994                                       6.81
 8/18/1994                                       6.93
 8/19/1994                                       6.92
 8/22/1994                                       6.97
 8/23/1994                                       6.94
 8/24/1994                                       6.87
 8/25/1994                                       6.93
 8/26/1994                                       6.87
 8/29/1994                                       6.87
 8/30/1994                                       6.83
 8/31/1994                                       6.81
  9/1/1994                                       6.81
  9/2/1994                                       6.82
  9/5/1994                                       6.82
  9/6/1994                                       6.88
  9/7/1994                                       6.92
  9/8/1994                                       6.92
  9/9/1994                                       7.06
 9/12/1994                                       7.08
 9/13/1994                                       7.05
 9/14/1994                                       7.02
 9/15/1994                                       6.97
 9/16/1994                                       7.13
 9/19/1994                                       7.11
 9/20/1994                                       7.15
 9/21/1994                                       7.20
 9/22/1994                                       7.20
 9/23/1994                                       7.20
 9/26/1994                                       7.21
 9/27/1994                                       7.24
 9/28/1994                                       7.21
 9/29/1994                                       7.29
 9/30/1994                                       7.28
 10/3/1994                                       7.35
 10/4/1994                                       7.37
 10/5/1994                                       7.42
 10/6/1994                                       7.43
 10/7/1994                                       7.34
10/10/1994                                       7.34
10/11/1994                                       7.30
10/12/1994                                       7.34
10/13/1994                                       7.30
10/14/1994                                       7.26
10/17/1994                                       7.28
10/18/1994                                       7.29
10/19/1994                                       7.34
10/20/1994                                       7.46
10/21/1994                                       7.46
10/24/1994                                       7.52
10/25/1994                                       7.54
10/26/1994                                       7.55
10/27/1994                                       7.55
10/28/1994                                       7.48
10/31/1994                                       7.48
 11/1/1994                                       7.58
 11/2/1994                                       7.63
 11/3/1994                                       7.65
 11/4/1994                                       7.72
 11/7/1994                                       7.73
 11/8/1994                                       7.69
 11/9/1994                                       7.64
11/10/1994                                       7.69
11/11/1994                                       7.69
11/14/1994                                       7.66
11/15/1994                                       7.69
11/16/1994                                       7.73
11/17/1994                                       7.79
11/18/1994                                       7.79
11/21/1994                                       7.83
11/22/1994                                       7.82
11/23/1994                                       7.64
11/24/1994                                       7.64
11/25/1994                                       7.65
11/28/1994                                       7.77
11/29/1994                                       7.86
11/30/1994                                       7.79
 12/1/1994                                       7.80
 12/2/1994                                       7.71
 12/5/1994                                       7.78
 12/6/1994                                       7.65
 12/7/1994                                       7.74
 12/8/1994                                       7.77
 12/9/1994                                       7.74
12/12/1994                                       7.82
12/13/1994                                       7.84
12/14/1994                                       7.74
12/15/1994                                       7.73
12/16/1994                                       7.76
12/19/1994                                       7.77
12/20/1994                                       7.76
12/21/1994                                       7.75
12/22/1994                                       7.83
12/23/1994                                       7.86
12/26/1994                                       7.86
12/27/1994                                       7.78
12/28/1994                                       7.81
12/29/1994                                       7.83
12/30/1994                                       7.83
  1/2/1995                                       7.83
  1/3/1995                                       7.88
  1/4/1995                                       7.81
  1/5/1995                                       7.87
  1/6/1995                                       7.87
  1/9/1995                                       7.90
 1/10/1995                                       7.85
 1/11/1995                                       7.80
 1/12/1995                                       7.80
 1/13/1995                                       7.64
 1/16/1995                                       7.64
 1/17/1995                                       7.68
 1/18/1995                                       7.71
 1/19/1995                                       7.74
 1/20/1995                                       7.80
 1/23/1995                                       7.80
 1/24/1995                                       7.82
 1/25/1995                                       7.76
 1/26/1995                                       7.70
 1/27/1995                                       7.60
 1/30/1995                                       7.55
 1/31/1995                                       7.54
  2/1/1995                                       7.56
  2/2/1995                                       7.63
  2/3/1995                                       7.40
  2/6/1995                                       7.43
  2/7/1995                                       7.44
  2/8/1995                                       7.43
  2/9/1995                                       7.50
 2/10/1995                                       7.55
 2/13/1995                                       7.54
 2/14/1995                                       7.45
 2/15/1995                                       7.37
 2/16/1995                                       7.29
 2/17/1995                                       7.33
 2/20/1995                                       7.33
 2/21/1995                                       7.35
 2/22/1995                                       7.20
 2/23/1995                                       7.20
 2/24/1995                                       7.16
 2/27/1995                                       7.06
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  3/1/1995                                       7.06
  3/2/1995                                       7.15
  3/3/1995                                       7.19
  3/6/1995                                       7.24
  3/7/1995                                       7.28
  3/8/1995                                       7.20
  3/9/1995                                       7.11
 3/10/1995                                       7.07
 3/13/1995                                       7.01
 3/14/1995                                       6.93
 3/15/1995                                       6.93
 3/16/1995                                       6.89
 3/17/1995                                       6.97
 3/20/1995                                       6.98
 3/21/1995                                       7.01
 3/22/1995                                       7.05
 3/23/1995                                       7.06
 3/24/1995                                       6.93
 3/27/1995                                       6.90
 3/28/1995                                       7.02
 3/29/1995                                       6.98
 3/30/1995                                       7.05
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  4/3/1995                                       7.00
  4/4/1995                                       6.96
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  4/6/1995                                       6.92
  4/7/1995                                       6.93
 4/10/1995                                       6.94
 4/11/1995                                       6.92
 4/12/1995                                       6.89
 4/13/1995                                       6.82
 4/14/1995                                       6.82
 4/17/1995                                       6.80
 4/18/1995                                       6.77
 4/19/1995                                       6.82
 4/20/1995                                       6.76
 4/21/1995                                       6.77
 4/24/1995                                       6.77
 4/25/1995                                       6.79
 4/26/1995                                       6.79
 4/27/1995                                       6.84
 4/28/1995                                       6.88
  5/1/1995                                       6.90
  5/2/1995                                       6.83
  5/3/1995                                       6.73
  5/4/1995                                       6.63
  5/5/1995                                       6.42
  5/8/1995                                       6.44
  5/9/1995                                       6.33
 5/10/1995                                       6.39
 5/11/1995                                       6.45
 5/12/1995                                       6.46
 5/15/1995                                       6.41
 5/16/1995                                       6.36
 5/17/1995                                       6.35
 5/18/1995                                       6.44
 5/19/1995                                       6.43
 5/22/1995                                       6.46
 5/23/1995                                       6.37
 5/24/1995                                       6.20
 5/25/1995                                       6.18
 5/26/1995                                       6.18
 5/29/1995                                       6.18
 5/30/1995                                       6.08
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  6/1/1995                                       5.94
  6/2/1995                                       5.80
  6/5/1995                                       5.79
  6/6/1995                                       5.83
  6/7/1995                                       5.95
  6/8/1995                                       6.02
  6/9/1995                                       6.21
 6/12/1995                                       6.16
 6/13/1995                                       5.88
 6/14/1995                                       5.88
 6/15/1995                                       5.93
 6/16/1995                                       5.96
 6/19/1995                                       5.87
 6/20/1995                                       5.92
 6/21/1995                                       5.89
 6/22/1995                                       5.80
 6/23/1995                                       5.83
 6/26/1995                                       5.90
 6/27/1995                                       5.94
 6/28/1995                                       5.88
 6/29/1995                                       6.07
 6/30/1995                                       5.98
  7/3/1995                                       5.97
  7/4/1995                                       5.97
  7/5/1995                                       5.95
  7/6/1995                                       5.75
  7/7/1995                                       5.74
 7/10/1995                                       5.74
 7/11/1995                                       5.80
 7/12/1995                                       5.80
 7/13/1995                                       5.80
 7/14/1995                                       5.89
 7/17/1995                                       5.97
 7/18/1995                                       6.01
 7/19/1995                                       6.15
 7/20/1995                                       6.15
 7/21/1995                                       6.26
 7/24/1995                                       6.20
 7/25/1995                                       6.19
 7/26/1995                                       6.24
 7/27/1995                                       6.18
 7/28/1995                                       6.22
 7/31/1995                                       6.16
  8/1/1995                                       6.22
  8/2/1995                                       6.15
  8/3/1995                                       6.24
  8/4/1995                                       6.20
  8/7/1995                                       6.18
  8/8/1995                                       6.17
  8/9/1995                                       6.21
 8/10/1995                                       6.25
 8/11/1995                                       6.37
 8/14/1995                                       6.36
 8/15/1995                                       6.37
 8/16/1995                                       6.32
 8/17/1995                                       6.37
 8/18/1995                                       6.36
 8/21/1995                                       6.31
 8/22/1995                                       6.35
 8/23/1995                                       6.37
 8/24/1995                                       6.26
 8/25/1995                                       6.13
 8/28/1995                                       6.10
 8/29/1995                                       6.15
 8/30/1995                                       6.10
 8/31/1995                                       6.07
  9/1/1995                                       6.00
  9/4/1995                                       6.00
  9/5/1995                                       5.96
  9/6/1995                                       5.95
  9/7/1995                                       6.00
  9/8/1995                                       6.04
 9/11/1995                                       6.05
 9/12/1995                                       5.96
 9/13/1995                                       5.99
 9/14/1995                                       5.87
 9/15/1995                                       5.91
 9/18/1995                                       5.97
 9/19/1995                                       5.94
 9/20/1995                                       5.92
 9/21/1995                                       6.03
 9/22/1995                                       6.06
 9/25/1995                                       6.08
 9/26/1995                                       6.11
 9/27/1995                                       6.08
 9/28/1995                                       6.10
 9/29/1995                                       6.01
 10/2/1995                                       5.98
 10/3/1995                                       5.96
 10/4/1995                                       5.91
 10/5/1995                                       5.88
 10/6/1995                                       5.89
 10/9/1995                                       5.89
10/10/1995                                       5.91
10/11/1995                                       5.91
10/12/1995                                       5.88
10/13/1995                                       5.80
10/16/1995                                       5.80
10/17/1995                                       5.80
10/18/1995                                       5.83
10/19/1995                                       5.83
10/20/1995                                       5.90
10/23/1995                                       5.92
10/24/1995                                       5.85
10/25/1995                                       5.80
10/26/1995                                       5.81
10/27/1995                                       5.83
10/30/1995                                       5.82
10/31/1995                                       5.81
 11/1/1995                                       5.74
 11/2/1995                                       5.68
 11/3/1995                                       5.70
 11/6/1995                                       5.73
 11/7/1995                                       5.77
 11/8/1995                                       5.69
 11/9/1995                                       5.72
11/10/1995                                       5.76
11/13/1995                                       5.72
11/14/1995                                       5.71
11/15/1995                                       5.77
11/16/1995                                       5.68
11/17/1995                                       5.66
11/20/1995                                       5.66
11/21/1995                                       5.70
11/22/1995                                       5.72
11/23/1995                                       5.72
11/24/1995                                       5.70
11/27/1995                                       5.67
11/28/1995                                       5.67
11/29/1995                                       5.60
11/30/1995                                       5.53
 12/1/1995                                       5.49
 12/4/1995                                       5.43
 12/5/1995                                       5.45
 12/6/1995                                       5.49
 12/7/1995                                       5.54
 12/8/1995                                       5.56
12/11/1995                                       5.53
12/12/1995                                       5.55
12/13/1995                                       5.56
12/14/1995                                       5.55
12/15/1995                                       5.55
12/18/1995                                       5.66
12/19/1995                                       5.58
12/20/1995                                       5.55
12/21/1995                                       5.53
12/22/1995                                       5.50
12/25/1995                                       5.50
12/26/1995                                       5.48
12/27/1995                                       5.46
12/28/1995                                       5.43
12/29/1995                                       5.38
  1/1/1996                                       5.38
  1/2/1996                                       5.39
  1/3/1996                                       5.36
  1/4/1996                                       5.39
  1/5/1996                                       5.42
  1/8/1996                                       5.41
  1/9/1996                                       5.41
 1/10/1996                                       5.50
 1/11/1996                                       5.47
 1/12/1996                                       5.40
 1/15/1996                                       5.40
 1/16/1996                                       5.37
 1/17/1996                                       5.29
 1/18/1996                                       5.25
 1/19/1996                                       5.27
 1/22/1996                                       5.34
 1/23/1996                                       5.37
 1/24/1996                                       5.30
 1/25/1996                                       5.41
 1/26/1996                                       5.34
 1/29/1996                                       5.37
 1/30/1996                                       5.30
 1/31/1996                                       5.25
  2/1/1996                                       5.24
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  2/5/1996                                       5.30
  2/6/1996                                       5.28
  2/7/1996                                       5.27
  2/8/1996                                       5.27
  2/9/1996                                       5.25
 2/12/1996                                       5.17
 2/13/1996                                       5.14
 2/14/1996                                       5.17
 2/15/1996                                       5.23
 2/16/1996                                       5.29
 2/19/1996                                       5.29
 2/20/1996                                       5.53
 2/21/1996                                       5.56
 2/22/1996                                       5.47
 2/23/1996                                       5.53
 2/26/1996                                       5.56
 2/27/1996                                       5.63
 2/28/1996                                       5.73
 2/29/1996                                       5.73
  3/1/1996                                       5.60
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  3/5/1996                                       5.60
  3/6/1996                                       5.68
  3/7/1996                                       5.71
  3/8/1996                                       6.05
 3/11/1996                                       6.00
 3/12/1996                                       6.04
 3/13/1996                                       6.03
 3/14/1996                                       6.03
 3/15/1996                                       6.19
 3/18/1996                                       6.16
 3/19/1996                                       6.15
 3/20/1996                                       6.05
 3/21/1996                                       6.01
 3/22/1996                                       6.05
 3/25/1996                                       6.00
 3/26/1996                                       6.00
 3/27/1996                                       6.12
 3/28/1996                                       6.20
 3/29/1996                                       6.10
  4/1/1996                                       6.09
  4/2/1996                                       6.02
  4/3/1996                                       6.06
  4/4/1996                                       6.12
  4/5/1996                                       6.40
  4/8/1996                                       6.46
  4/9/1996                                       6.37
 4/10/1996                                       6.44
 4/11/1996                                       6.50
 4/12/1996                                       6.31
 4/15/1996                                       6.27
 4/16/1996                                       6.28
 4/17/1996                                       6.33
 4/18/1996                                       6.39
 4/19/1996                                       6.32
 4/22/1996                                       6.28
 4/23/1996                                       6.31
 4/24/1996                                       6.34
 4/25/1996                                       6.31
 4/26/1996                                       6.29
 4/29/1996                                       6.33
 4/30/1996                                       6.40
  5/1/1996                                       6.39
  5/2/1996                                       6.56
  5/3/1996                                       6.61
  5/6/1996                                       6.57
  5/7/1996                                       6.60
  5/8/1996                                       6.56
  5/9/1996                                       6.57
 5/10/1996                                       6.45
 5/13/1996                                       6.45
 5/14/1996                                       6.40
 5/15/1996                                       6.39
 5/16/1996                                       6.45
 5/17/1996                                       6.41
 5/20/1996                                       6.38
 5/21/1996                                       6.41
 5/22/1996                                       6.38
 5/23/1996                                       6.44
 5/24/1996                                       6.42
 5/27/1996                                       6.42
 5/28/1996                                       6.44
 5/29/1996                                       6.56
 5/30/1996                                       6.55
 5/31/1996                                       6.64
  6/3/1996                                       6.64
  6/4/1996                                       6.62
  6/5/1996                                       6.60
  6/6/1996                                       6.52
  6/7/1996                                       6.75
 6/10/1996                                       6.77
 6/11/1996                                       6.77
 6/12/1996                                       6.81
 6/13/1996                                       6.80
 6/14/1996                                       6.72
 6/17/1996                                       6.68
 6/18/1996                                       6.71
 6/19/1996                                       6.74
 6/20/1996                                       6.77
 6/21/1996                                       6.74
 6/24/1996                                       6.72
 6/25/1996                                       6.70
 6/26/1996                                       6.67
 6/27/1996                                       6.59
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  7/1/1996                                       6.49
  7/2/1996                                       6.56
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  7/5/1996                                       6.82
  7/8/1996                                       6.81
  7/9/1996                                       6.78
 7/10/1996                                       6.71
 7/11/1996                                       6.67
 7/12/1996                                       6.65
 7/15/1996                                       6.67
 7/16/1996                                       6.61
 7/17/1996                                       6.61
 7/18/1996                                       6.50
 7/19/1996                                       6.55
 7/22/1996                                       6.62
 7/23/1996                                       6.60
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 7/25/1996                                       6.65
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 7/30/1996                                       6.65
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  8/1/1996                                       6.41
  8/2/1996                                       6.26
  8/5/1996                                       6.28
  8/6/1996                                       6.29
  8/7/1996                                       6.30
  8/8/1996                                       6.29
  8/9/1996                                       6.25
 8/12/1996                                       6.24
 8/13/1996                                       6.32
 8/14/1996                                       6.33
 8/15/1996                                       6.37
 8/16/1996                                       6.31
 8/19/1996                                       6.34
 8/20/1996                                       6.34
 8/21/1996                                       6.35
 8/22/1996                                       6.38
 8/23/1996                                       6.48
 8/26/1996                                       6.57
 8/27/1996                                       6.55
 8/28/1996                                       6.56
 8/29/1996                                       6.61
 8/30/1996                                       6.73
  9/2/1996                                       6.73
  9/3/1996                                       6.71
  9/4/1996                                       6.74
  9/5/1996                                       6.76
  9/6/1996                                       6.72
  9/9/1996                                       6.67
 9/10/1996                                       6.70
 9/11/1996                                       6.70
 9/12/1996                                       6.64
 9/13/1996                                       6.48
 9/16/1996                                       6.49
 9/17/1996                                       6.57
 9/18/1996                                       6.61
 9/19/1996                                       6.65
 9/20/1996                                       6.62
 9/23/1996                                       6.60
 9/24/1996                                       6.52
 9/25/1996                                       6.46
 9/26/1996                                       6.41
 9/27/1996                                       6.43
 9/30/1996                                       6.46
 10/1/1996                                       6.39
 10/2/1996                                       6.35
 10/3/1996                                       6.35
 10/4/1996                                       6.20
 10/7/1996                                       6.25
 10/8/1996                                       6.26
 10/9/1996                                       6.31
10/10/1996                                       6.37
10/11/1996                                       6.29
10/14/1996                                       6.29
10/15/1996                                       6.30
10/16/1996                                       6.31
10/17/1996                                       6.25
10/18/1996                                       6.25
10/21/1996                                       6.27
10/22/1996                                       6.31
10/23/1996                                       6.31
10/24/1996                                       6.29
10/25/1996                                       6.26
10/28/1996                                       6.29
10/29/1996                                       6.12
10/30/1996                                       6.12
10/31/1996                                       6.10
 11/1/1996                                       6.11
 11/4/1996                                       6.10
 11/5/1996                                       6.03
 11/6/1996                                       6.05
 11/7/1996                                       6.01
 11/8/1996                                       6.04
11/11/1996                                       6.04
11/12/1996                                       5.98
11/13/1996                                       5.99
11/14/1996                                       5.93
11/15/1996                                       5.96
11/18/1996                                       5.97
11/19/1996                                       5.94
11/20/1996                                       5.92
11/21/1996                                       5.94
11/22/1996                                       5.94
11/25/1996                                       5.92
11/26/1996                                       5.91
11/27/1996                                       5.91
11/28/1996                                       5.91
11/29/1996                                       5.84
 12/2/1996                                       5.85
 12/3/1996                                       5.84
 12/4/1996                                       5.89
 12/5/1996                                       5.99
 12/6/1996                                       6.02
 12/9/1996                                       5.97
12/10/1996                                       5.99
12/11/1996                                       6.14
12/12/1996                                       6.14
12/13/1996                                       6.06
12/16/1996                                       6.13
12/17/1996                                       6.17
12/18/1996                                       6.21
12/19/1996                                       6.13
12/20/1996                                       6.12
12/23/1996                                       6.12
12/24/1996                                       6.13
12/25/1996                                       6.13
12/26/1996                                       6.13
12/27/1996                                       6.09
12/30/1996                                       6.10
12/31/1996                                       6.21
  1/1/1997                                       6.21
  1/2/1997                                       6.30
  1/3/1997                                       6.28
  1/6/1997                                       6.30
  1/7/1997                                       6.32
  1/8/1997                                       6.34
  1/9/1997                                       6.27
 1/10/1997                                       6.40
 1/13/1997                                       6.40
 1/14/1997                                       6.30
 1/15/1997                                       6.30
 1/16/1997                                       6.33
 1/17/1997                                       6.32
 1/20/1997                                       6.32
 1/21/1997                                       6.29
 1/22/1997                                       6.32
 1/23/1997                                       6.35
 1/24/1997                                       6.39
 1/27/1997                                       6.42
 1/28/1997                                       6.38
 1/29/1997                                       6.38
 1/30/1997                                       6.35
 1/31/1997                                       6.26
  2/3/1997                                       6.21
  2/4/1997                                       6.19
  2/5/1997                                       6.21
  2/6/1997                                       6.22
  2/7/1997                                       6.17
 2/10/1997                                       6.16
 2/11/1997                                       6.18
 2/12/1997                                       6.19
 2/13/1997                                       6.12
 2/14/1997                                       6.07
 2/17/1997                                       6.07
 2/18/1997                                       6.08
 2/19/1997                                       6.10
 2/20/1997                                       6.17
 2/21/1997                                       6.16
 2/24/1997                                       6.19
 2/25/1997                                       6.20
 2/26/1997                                       6.37
 2/27/1997                                       6.40
 2/28/1997                                       6.39
  3/3/1997                                       6.41
  3/4/1997                                       6.44
  3/5/1997                                       6.43
  3/6/1997                                       6.45
  3/7/1997                                       6.39
 3/10/1997                                       6.40
 3/11/1997                                       6.40
 3/12/1997                                       6.43
 3/13/1997                                       6.55
 3/14/1997                                       6.53
 3/17/1997                                       6.55
 3/18/1997                                       6.56
 3/19/1997                                       6.58
 3/20/1997                                       6.61
 3/21/1997                                       6.61
 3/24/1997                                       6.58
 3/25/1997                                       6.63
 3/26/1997                                       6.66
 3/27/1997                                       6.76
 3/28/1997                                       6.76
 3/31/1997                                       6.77
  4/1/1997                                       6.74
  4/2/1997                                       6.73
  4/3/1997                                       6.72
  4/4/1997                                       6.78
  4/7/1997                                       6.73
  4/8/1997                                       6.76
  4/9/1997                                       6.77
 4/10/1997                                       6.78
 4/11/1997                                       6.85
 4/14/1997                                       6.86
 4/15/1997                                       6.76
 4/16/1997                                       6.79
 4/17/1997                                       6.75
 4/18/1997                                       6.73
 4/21/1997                                       6.76
 4/22/1997                                       6.73
 4/23/1997                                       6.78
 4/24/1997                                       6.83
 4/25/1997                                       6.83
 4/28/1997                                       6.81
 4/29/1997                                       6.64
 4/30/1997                                       6.57
  5/1/1997                                       6.55
  5/2/1997                                       6.54
  5/5/1997                                       6.54
  5/6/1997                                       6.56
  5/7/1997                                       6.63
  5/8/1997                                       6.59
  5/9/1997                                       6.51
 5/12/1997                                       6.50
 5/13/1997                                       6.60
 5/14/1997                                       6.54
 5/15/1997                                       6.52
 5/16/1997                                       6.55
 5/19/1997                                       6.57
 5/20/1997                                       6.54
 5/21/1997                                       6.57
 5/22/1997                                       6.61
 5/23/1997                                       6.59
 5/26/1997                                       6.59
 5/27/1997                                       6.64
 5/28/1997                                       6.65
 5/29/1997                                       6.61
 5/30/1997                                       6.51
  6/2/1997                                       6.52
  6/3/1997                                       6.49
  6/4/1997                                       6.49
  6/5/1997                                       6.49
  6/6/1997                                       6.39
  6/9/1997                                       6.44
 6/10/1997                                       6.46
 6/11/1997                                       6.45
 6/12/1997                                       6.35
 6/13/1997                                       6.30
 6/16/1997                                       6.28
 6/17/1997                                       6.31
 6/18/1997                                       6.29
 6/19/1997                                       6.29
 6/20/1997                                       6.27
 6/23/1997                                       6.30
 6/24/1997                                       6.31
 6/25/1997                                       6.34
 6/26/1997                                       6.36
 6/27/1997                                       6.35
 6/30/1997                                       6.40
  7/1/1997                                       6.33
  7/2/1997                                       6.30
  7/3/1997                                       6.20
  7/4/1997                                       6.20
  7/7/1997                                       6.17
  7/8/1997                                       6.17
  7/9/1997                                       6.15
 7/10/1997                                       6.15
 7/11/1997                                       6.13
 7/14/1997                                       6.16
 7/15/1997                                       6.16
 7/16/1997                                       6.11
 7/17/1997                                       6.11
 7/18/1997                                       6.16
 7/21/1997                                       6.18
 7/22/1997                                       6.07
 7/23/1997                                       6.06
 7/24/1997                                       6.06
 7/25/1997                                       6.08
 7/28/1997                                       6.06
 7/29/1997                                       6.00
 7/30/1997                                       5.95
 7/31/1997                                       5.90
  8/1/1997                                       6.08
  8/4/1997                                       6.12
  8/5/1997                                       6.13
  8/6/1997                                       6.11
  8/7/1997                                       6.14
  8/8/1997                                       6.23
 8/11/1997                                       6.20
 8/12/1997                                       6.22
 8/13/1997                                       6.19
 8/14/1997                                       6.13
 8/15/1997                                       6.10
 8/18/1997                                       6.06
 8/19/1997                                       6.07
 8/20/1997                                       6.10
 8/21/1997                                       6.15
 8/22/1997                                       6.21
 8/25/1997                                       6.25
 8/26/1997                                       6.24
 8/27/1997                                       6.23
 8/28/1997                                       6.18
 8/29/1997                                       6.22
  9/1/1997                                       6.22
  9/2/1997                                       6.20
  9/3/1997                                       6.21
  9/4/1997                                       6.22
  9/5/1997                                       6.24
  9/8/1997                                       6.23
  9/9/1997                                       6.24
 9/10/1997                                       6.26
 9/11/1997                                       6.27
 9/12/1997                                       6.17
 9/15/1997                                       6.17
 9/16/1997                                       6.00
 9/17/1997                                       5.99
 9/18/1997                                       6.02
 9/19/1997                                       6.01
 9/22/1997                                       5.99
 9/23/1997                                       6.02
 9/24/1997                                       5.97
 9/25/1997                                       6.04
 9/26/1997                                       5.99
 9/29/1997                                       5.99
 9/30/1997                                       6.00
 10/1/1997                                       5.93
 10/2/1997                                       5.91
 10/3/1997                                       5.89
 10/6/1997                                       5.85
 10/7/1997                                       5.82
 10/8/1997                                       5.96
 10/9/1997                                       5.98
10/10/1997                                       6.03
10/13/1997                                       6.03
10/14/1997                                       5.97
10/15/1997                                       6.00
10/16/1997                                       6.00
10/17/1997                                       6.08
10/20/1997                                       6.07
10/21/1997                                       6.07
10/22/1997                                       6.06
10/23/1997                                       5.95
10/24/1997                                       5.94
10/27/1997                                       5.79
10/28/1997                                       5.89
10/29/1997                                       5.78
10/30/1997                                       5.73
10/31/1997                                       5.72
 11/3/1997                                       5.79
 11/4/1997                                       5.83
 11/5/1997                                       5.84
 11/6/1997                                       5.79
 11/7/1997                                       5.81
11/10/1997                                       5.82
11/11/1997                                       5.82
11/12/1997                                       5.81
11/13/1997                                       5.79
11/14/1997                                       5.80
11/17/1997                                       5.79
11/18/1997                                       5.80
11/19/1997                                       5.77
11/20/1997                                       5.80
11/21/1997                                       5.77
11/24/1997                                       5.81
11/25/1997                                       5.80
11/26/1997                                       5.82
11/27/1997                                       5.82
11/28/1997                                       5.83
 12/1/1997                                       5.83
 12/2/1997                                       5.83
 12/3/1997                                       5.80
 12/4/1997                                       5.78
 12/5/1997                                       5.87
 12/8/1997                                       5.92
 12/9/1997                                       5.90
12/10/1997                                       5.85
12/11/1997                                       5.77
12/12/1997                                       5.71
12/15/1997                                       5.74
12/16/1997                                       5.74
12/17/1997                                       5.77
12/18/1997                                       5.74
12/19/1997                                       5.70
12/22/1997                                       5.71
12/23/1997                                       5.71
12/24/1997                                       5.72
12/25/1997                                       5.72
12/26/1997                                       5.72
12/29/1997                                       5.73
12/30/1997                                       5.76
12/31/1997                                       5.71
  1/1/1998                                       5.71
  1/2/1998                                       5.63
  1/5/1998                                       5.46
  1/6/1998                                       5.41
  1/7/1998                                       5.45
  1/8/1998                                       5.34
  1/9/1998                                       5.22
 1/12/1998                                       5.24
 1/13/1998                                       5.28
 1/14/1998                                       5.33
 1/15/1998                                       5.34
 1/16/1998                                       5.42
 1/19/1998                                       5.42
 1/20/1998                                       5.45
 1/21/1998                                       5.41
 1/22/1998                                       5.39
 1/23/1998                                       5.53
 1/26/1998                                       5.49
 1/27/1998                                       5.57
 1/28/1998                                       5.54
 1/29/1998                                       5.43
 1/30/1998                                       5.39
  2/2/1998                                       5.43
  2/3/1998                                       5.41
  2/4/1998                                       5.41
  2/5/1998                                       5.46
  2/6/1998                                       5.48
  2/9/1998                                       5.51
 2/10/1998                                       5.49
 2/11/1998                                       5.46
 2/12/1998                                       5.46
 2/13/1998                                       5.44
 2/16/1998                                       5.44
 2/17/1998                                       5.41
 2/18/1998                                       5.44
 2/19/1998                                       5.47
 2/20/1998                                       5.49
 2/23/1998                                       5.53
 2/24/1998                                       5.66
 2/25/1998                                       5.60
 2/26/1998                                       5.62
 2/27/1998                                       5.59
  3/2/1998                                       5.67
  3/3/1998                                       5.72
  3/4/1998                                       5.71
  3/5/1998                                       5.71
  3/6/1998                                       5.65
  3/9/1998                                       5.61
 3/10/1998                                       5.62
 3/11/1998                                       5.57
 3/12/1998                                       5.52
 3/13/1998                                       5.54
 3/16/1998                                       5.52
 3/17/1998                                       5.53
 3/18/1998                                       5.55
 3/19/1998                                       5.56
 3/20/1998                                       5.56
 3/23/1998                                       5.56
 3/24/1998                                       5.57
 3/25/1998                                       5.62
 3/26/1998                                       5.66
 3/27/1998                                       5.67
 3/30/1998                                       5.70
 3/31/1998                                       5.64
  4/1/1998                                       5.59
  4/2/1998                                       5.54
  4/3/1998                                       5.44
  4/6/1998                                       5.49
  4/7/1998                                       5.50
  4/8/1998                                       5.54
  4/9/1998                                       5.56
 4/10/1998                                       5.56
 4/13/1998                                       5.64
 4/14/1998                                       5.60
 4/15/1998                                       5.59
 4/16/1998                                       5.57
 4/17/1998                                       5.57
 4/20/1998                                       5.61
 4/21/1998                                       5.66
 4/22/1998                                       5.66
 4/23/1998                                       5.66
 4/24/1998                                       5.65
 4/27/1998                                       5.77
 4/28/1998                                       5.78
 4/29/1998                                       5.78
 4/30/1998                                       5.65
  5/1/1998                                       5.63
  5/4/1998                                       5.63
  5/5/1998                                       5.66
  5/6/1998                                       5.60
  5/7/1998                                       5.60
  5/8/1998                                       5.65
 5/11/1998                                       5.72
 5/12/1998                                       5.65
 5/13/1998                                       5.63
 5/14/1998                                       5.66
 5/15/1998                                       5.67
 5/18/1998                                       5.63
 5/19/1998                                       5.63
 5/20/1998                                       5.60
 5/21/1998                                       5.66
 5/22/1998                                       5.65
 5/25/1998                                       5.65
 5/26/1998                                       5.60
 5/27/1998                                       5.57
 5/28/1998                                       5.56
 5/29/1998                                       5.56
  6/1/1998                                       5.53
  6/2/1998                                       5.56
  6/3/1998                                       5.57
  6/4/1998                                       5.60
  6/5/1998                                       5.60
  6/8/1998                                       5.60
  6/9/1998                                       5.61
 6/10/1998                                       5.55
 6/11/1998                                       5.46
 6/12/1998                                       5.43
 6/15/1998                                       5.42
 6/16/1998                                       5.49
 6/17/1998                                       5.57
 6/18/1998                                       5.55
 6/19/1998                                       5.52
 6/22/1998                                       5.52
 6/23/1998                                       5.51
 6/24/1998                                       5.48
 6/25/1998                                       5.50
 6/26/1998                                       5.49
 6/29/1998                                       5.50
 6/30/1998                                       5.47
  7/1/1998                                       5.43
  7/2/1998                                       5.43
  7/3/1998                                       5.43
  7/6/1998                                       5.40
  7/7/1998                                       5.43
  7/8/1998                                       5.43
  7/9/1998                                       5.40
 7/10/1998                                       5.40
 7/13/1998                                       5.45
 7/14/1998                                       5.47
 7/15/1998                                       5.46
 7/16/1998                                       5.48
 7/17/1998                                       5.49
 7/20/1998                                       5.47
 7/21/1998                                       5.46
 7/22/1998                                       5.47
 7/23/1998                                       5.46
 7/24/1998                                       5.48
 7/27/1998                                       5.49
 7/28/1998                                       5.49
 7/29/1998                                       5.52
 7/30/1998                                       5.52
 7/31/1998                                       5.52
  8/3/1998                                       5.46
  8/4/1998                                       5.44
  8/5/1998                                       5.43
  8/6/1998                                       5.43
  8/7/1998                                       5.39
 8/10/1998                                       5.39
 8/11/1998                                       5.33
 8/12/1998                                       5.34
 8/13/1998                                       5.38
 8/14/1998                                       5.34
 8/17/1998                                       5.33
 8/18/1998                                       5.35
 8/19/1998                                       5.35
 8/20/1998                                       5.32
 8/21/1998                                       5.24
 8/24/1998                                       5.19
 8/25/1998                                       5.13
 8/26/1998                                       5.11
 8/27/1998                                       4.97
 8/28/1998                                       4.94
 8/31/1998                                       4.91
  9/1/1998                                       4.91
  9/2/1998                                       4.96
  9/3/1998                                       4.91
  9/4/1998                                       4.90
  9/7/1998                                       4.90
  9/8/1998                                       4.89
  9/9/1998                                       4.79
 9/10/1998                                       4.55
 9/11/1998                                       4.65
 9/14/1998                                       4.65
 9/15/1998                                       4.68
 9/16/1998                                       4.69
 9/17/1998                                       4.60
 9/18/1998                                       4.50
 9/21/1998                                       4.51
 9/22/1998                                       4.57
 9/23/1998                                       4.48
 9/24/1998                                       4.43
 9/25/1998                                       4.40
 9/28/1998                                       4.40
 9/29/1998                                       4.40
 9/30/1998                                       4.23
 10/1/1998                                       4.10
 10/2/1998                                       4.08
 10/5/1998                                       3.95
 10/6/1998                                       4.05
 10/7/1998                                       4.13
 10/8/1998                                       4.29
 10/9/1998                                       4.46
10/12/1998                                       4.46
10/13/1998                                       4.37
10/14/1998                                       4.23
10/15/1998                                       4.23
10/16/1998                                       4.04
10/19/1998                                       4.06
10/20/1998                                       4.14
10/21/1998                                       4.17
10/22/1998                                       4.19
10/23/1998                                       4.28
10/26/1998                                       4.32
10/27/1998                                       4.23
10/28/1998                                       4.18
10/29/1998                                       4.13
10/30/1998                                       4.24
 11/2/1998                                       4.39
 11/3/1998                                       4.33
 11/4/1998                                       4.48
 11/5/1998                                       4.48
 11/6/1998                                       4.58
 11/9/1998                                       4.55
11/10/1998                                       4.50
11/11/1998                                       4.50
11/12/1998                                       4.47
11/13/1998                                       4.53
11/16/1998                                       4.55
11/17/1998                                       4.57
11/18/1998                                       4.58
11/19/1998                                       4.63
11/20/1998                                       4.60
11/23/1998                                       4.60
11/24/1998                                       4.63
11/25/1998                                       4.63
11/26/1998                                       4.63
11/27/1998                                       4.60
11/30/1998                                       4.51
 12/1/1998                                       4.43
 12/2/1998                                       4.31
 12/3/1998                                       4.31
 12/4/1998                                       4.38
 12/7/1998                                       4.47
 12/8/1998                                       4.40
 12/9/1998                                       4.37
12/10/1998                                       4.33
12/11/1998                                       4.39
12/14/1998                                       4.35
12/15/1998                                       4.39
12/16/1998                                       4.34
12/17/1998                                       4.34
12/18/1998                                       4.38
12/21/1998                                       4.45
12/22/1998                                       4.50
12/23/1998                                       4.65
12/24/1998                                       4.74
12/25/1998                                       4.74
12/28/1998                                       4.66
12/29/1998                                       4.60
12/30/1998                                       4.55
12/31/1998                                       4.56
  1/1/1999                                       4.56
  1/4/1999                                       4.57
  1/5/1999                                       4.62
  1/6/1999                                       4.61
  1/7/1999                                       4.62
  1/8/1999                                       4.72
 1/11/1999                                       4.76
 1/12/1999                                       4.68
 1/13/1999                                       4.60
 1/14/1999                                       4.48
 1/15/1999                                       4.54
 1/18/1999                                       4.54
 1/19/1999                                       4.60
 1/20/1999                                       4.65
 1/21/1999                                       4.60
 1/22/1999                                       4.54
 1/25/1999                                       4.55
 1/26/1999                                       4.58
 1/27/1999                                       4.57
 1/28/1999                                       4.57
 1/29/1999                                       4.55
  2/1/1999                                       4.65
  2/2/1999                                       4.70
  2/3/1999                                       4.74
  2/4/1999                                       4.82
  2/5/1999                                       4.88
  2/8/1999                                       4.86
  2/9/1999                                       4.78
 2/10/1999                                       4.79
 2/11/1999                                       4.83
 2/12/1999                                       4.96
 2/15/1999                                       4.96
 2/16/1999                                       4.96
 2/17/1999                                       4.91
 2/18/1999                                       4.96
 2/19/1999                                       4.99
 2/22/1999                                       4.95
 2/23/1999                                       5.04
 2/24/1999                                       5.12
 2/25/1999                                       5.23
 2/26/1999                                       5.21
  3/1/1999                                       5.32
  3/2/1999                                       5.27
  3/3/1999                                       5.29
  3/4/1999                                       5.32
  3/5/1999                                       5.24
  3/8/1999                                       5.21
  3/9/1999                                       5.11
 3/10/1999                                       5.13
 3/11/1999                                       5.13
 3/12/1999                                       5.08
 3/15/1999                                       5.07
 3/16/1999                                       5.03
 3/17/1999                                       5.05
 3/18/1999                                       5.02
 3/19/1999                                       5.07
 3/22/1999                                       5.13
 3/23/1999                                       5.11
 3/24/1999                                       5.07
 3/25/1999                                       5.12
 3/26/1999                                       5.10
 3/29/1999                                       5.15
 3/30/1999                                       5.09
 3/31/1999                                       5.12
  4/1/1999                                       5.15
  4/2/1999                                       5.07
  4/5/1999                                       5.07
  4/6/1999                                       5.01
  4/7/1999                                       5.04
  4/8/1999                                       4.94
  4/9/1999                                       4.96
 4/12/1999                                       4.98
 4/13/1999                                       5.02
 4/14/1999                                       5.04
 4/15/1999                                       5.08
 4/16/1999                                       5.13
 4/19/1999                                       5.08
 4/20/1999                                       5.06
 4/21/1999                                       5.07
 4/22/1999                                       5.15
 4/23/1999                                       5.15
 4/26/1999                                       5.14
 4/27/1999                                       5.12
 4/28/1999                                       5.16
 4/29/1999                                       5.09
 4/30/1999                                       5.24
  5/3/1999                                       5.25
  5/4/1999                                       5.30
  5/5/1999                                       5.27
  5/6/1999                                       5.39
  5/7/1999                                       5.40
 5/10/1999                                       5.38
 5/11/1999                                       5.40
 5/12/1999                                       5.39
 5/13/1999                                       5.29
 5/14/1999                                       5.48
 5/17/1999                                       5.53
 5/18/1999                                       5.58
 5/19/1999                                       5.54
 5/20/1999                                       5.53
 5/21/1999                                       5.46
 5/24/1999                                       5.43
 5/25/1999                                       5.44
 5/26/1999                                       5.49
 5/27/1999                                       5.59
 5/28/1999                                       5.60
 5/31/1999                                       5.60
  6/1/1999                                       5.74
  6/2/1999                                       5.75
  6/3/1999                                       5.75
  6/4/1999                                       5.75
  6/7/1999                                       5.73
  6/8/1999                                       5.74
  6/9/1999                                       5.79
 6/10/1999                                       5.85
 6/11/1999                                       5.92
 6/14/1999                                       5.89
 6/15/1999                                       5.87
 6/16/1999                                       5.84
 6/17/1999                                       5.67
 6/18/1999                                       5.75
 6/21/1999                                       5.81
 6/22/1999                                       5.84
 6/23/1999                                       5.90
 6/24/1999                                       5.93
 6/25/1999                                       5.91
 6/28/1999                                       5.86
 6/29/1999                                       5.84
 6/30/1999                                       5.67
  7/1/1999                                       5.73
  7/2/1999                                       5.70
  7/5/1999                                       5.70
  7/6/1999                                       5.77
  7/7/1999                                       5.79
  7/8/1999                                       5.72
  7/9/1999                                       5.72
 7/12/1999                                       5.62
 7/13/1999                                       5.60
 7/14/1999                                       5.63
 7/15/1999                                       5.63
 7/16/1999                                       5.57
 7/19/1999                                       5.56
 7/20/1999                                       5.54
 7/21/1999                                       5.55
 7/22/1999                                       5.66
 7/23/1999                                       5.72
 7/26/1999                                       5.73
 7/27/1999                                       5.70
 7/28/1999                                       5.70
 7/29/1999                                       5.79
 7/30/1999                                       5.82
  8/2/1999                                       5.85
  8/3/1999                                       5.86
  8/4/1999                                       5.86
  8/5/1999                                       5.77
  8/6/1999                                       5.94
  8/9/1999                                       6.04
 8/10/1999                                       6.00
 8/11/1999                                       5.96
 8/12/1999                                       5.97
 8/13/1999                                       5.88
 8/16/1999                                       5.88
 8/17/1999                                       5.80
 8/18/1999                                       5.79
 8/19/1999                                       5.81
 8/20/1999                                       5.79
 8/23/1999                                       5.79
 8/24/1999                                       5.73
 8/25/1999                                       5.63
 8/26/1999                                       5.67
 8/27/1999                                       5.75
 8/30/1999                                       5.86
 8/31/1999                                       5.88
  9/1/1999                                       5.88
  9/2/1999                                       5.90
  9/3/1999                                       5.78
  9/6/1999                                       5.78
  9/7/1999                                       5.83
  9/8/1999                                       5.82
  9/9/1999                                       5.85
 9/10/1999                                       5.78
 9/13/1999                                       5.80
 9/14/1999                                       5.85
 9/15/1999                                       5.81
 9/16/1999                                       5.77
 9/17/1999                                       5.76
 9/20/1999                                       5.81
 9/21/1999                                       5.83
 9/22/1999                                       5.81
 9/23/1999                                       5.76
 9/24/1999                                       5.65
 9/27/1999                                       5.73
 9/28/1999                                       5.78
 9/29/1999                                       5.86
 9/30/1999                                       5.78
 10/1/1999                                       5.90
 10/4/1999                                       5.85
 10/5/1999                                       5.94
 10/6/1999                                       5.98
 10/7/1999                                       5.99
 10/8/1999                                       5.97
10/11/1999                                       5.97
10/12/1999                                       5.99
10/13/1999                                       6.04
10/14/1999                                       6.09
10/15/1999                                       5.99
10/18/1999                                       6.03
10/19/1999                                       6.09
10/20/1999                                       6.11
10/21/1999                                       6.11
10/22/1999                                       6.13
10/25/1999                                       6.14
10/26/1999                                       6.17
10/27/1999                                       6.13
10/28/1999                                       6.05
10/29/1999                                       5.97
 11/1/1999                                       6.00
 11/2/1999                                       5.98
 11/3/1999                                       5.97
 11/4/1999                                       5.91
 11/5/1999                                       5.88
 11/8/1999                                       5.90
 11/9/1999                                       5.87
11/10/1999                                       5.90
11/11/1999                                       5.90
11/12/1999                                       5.85
11/15/1999                                       5.87
11/16/1999                                       5.91
11/17/1999                                       5.98
11/18/1999                                       5.99
11/19/1999                                       6.00
11/22/1999                                       6.02
11/23/1999                                       6.02
11/24/1999                                       6.02
11/25/1999                                       6.02
11/26/1999                                       6.06
11/29/1999                                       6.14
11/30/1999                                       6.11
 12/1/1999                                       6.14
 12/2/1999                                       6.16
 12/3/1999                                       6.08
 12/6/1999                                       6.07
 12/7/1999                                       6.03
 12/8/1999                                       6.06
 12/9/1999                                       6.03
12/10/1999                                       5.98
12/13/1999                                       6.01
12/14/1999                                       6.12
12/15/1999                                       6.14
12/16/1999                                       6.20
12/17/1999                                       6.22
12/20/1999                                       6.28
12/21/1999                                       6.29
12/22/1999                                       6.31
12/23/1999                                       6.33
12/24/1999                                       6.33
12/27/1999                                       6.32
12/28/1999                                       6.35
12/29/1999                                       6.32
12/30/1999                                       6.30
12/31/1999                                       6.36
  1/3/2000                                       6.50
  1/4/2000                                       6.40
  1/5/2000                                       6.51
  1/6/2000                                       6.46
  1/7/2000                                       6.42
 1/10/2000                                       6.49
 1/11/2000                                       6.57
 1/12/2000                                       6.63
 1/13/2000                                       6.54
 1/14/2000                                       6.59
 1/17/2000                                       6.59
 1/18/2000                                       6.65
 1/19/2000                                       6.62
 1/20/2000                                       6.67
 1/21/2000                                       6.67
 1/24/2000                                       6.59
 1/25/2000                                       6.60
 1/26/2000                                       6.62
 1/27/2000                                       6.67
 1/28/2000                                       6.68
 1/31/2000                                       6.71
  2/1/2000                                       6.68
  2/2/2000                                       6.69
  2/3/2000                                       6.56
  2/4/2000                                       6.64
  2/7/2000                                       6.76
  2/8/2000                                       6.74
  2/9/2000                                       6.77
 2/10/2000                                       6.78
 2/11/2000                                       6.77
 2/14/2000                                       6.72
 2/15/2000                                       6.74
 2/16/2000                                       6.75
 2/17/2000                                       6.76
 2/18/2000                                       6.72
 2/21/2000                                       6.72
 2/22/2000                                       6.62
 2/23/2000                                       6.66
 2/24/2000                                       6.56
 2/25/2000                                       6.50
 2/28/2000                                       6.53
 2/29/2000                                       6.61
  3/1/2000                                       6.59
  3/2/2000                                       6.59
  3/3/2000                                       6.60
  3/6/2000                                       6.64
  3/7/2000                                       6.60
  3/8/2000                                       6.59
  3/9/2000                                       6.56
 3/10/2000                                       6.61
 3/13/2000                                       6.57
 3/14/2000                                       6.52
 3/15/2000                                       6.50
 3/16/2000                                       6.47
 3/17/2000                                       6.45
 3/20/2000                                       6.45
 3/21/2000                                       6.44
 3/22/2000                                       6.41
 3/23/2000                                       6.39
 3/24/2000                                       6.51
 3/27/2000                                       6.51
 3/28/2000                                       6.46
 3/29/2000                                       6.46
 3/30/2000                                       6.35
 3/31/2000                                       6.32
  4/3/2000                                       6.30
  4/4/2000                                       6.16
  4/5/2000                                       6.17
  4/6/2000                                       6.20
  4/7/2000                                       6.18
 4/10/2000                                       6.11
 4/11/2000                                       6.19
 4/12/2000                                       6.27
 4/13/2000                                       6.24
 4/14/2000                                       6.11
 4/17/2000                                       6.23
 4/18/2000                                       6.27
 4/19/2000                                       6.23
 4/20/2000                                       6.24
 4/21/2000                                       6.24
 4/24/2000                                       6.23
 4/25/2000                                       6.39
 4/26/2000                                       6.40
 4/27/2000                                       6.51
 4/28/2000                                       6.56
  5/1/2000                                       6.59
  5/2/2000                                       6.60
  5/3/2000                                       6.66
  5/4/2000                                       6.70
  5/5/2000                                       6.77
  5/8/2000                                       6.83
  5/9/2000                                       6.75
 5/10/2000                                       6.69
 5/11/2000                                       6.67
 5/12/2000                                       6.76
 5/15/2000                                       6.73
 5/16/2000                                       6.72
 5/17/2000                                       6.74
 5/18/2000                                       6.79
 5/19/2000                                       6.71
 5/22/2000                                       6.66
 5/23/2000                                       6.68
 5/24/2000                                       6.71
 5/25/2000                                       6.64
 5/26/2000                                       6.57
 5/29/2000                                       6.57
 5/30/2000                                       6.62
 5/31/2000                                       6.54
  6/1/2000                                       6.44
  6/2/2000                                       6.37
  6/5/2000                                       6.33
  6/6/2000                                       6.35
  6/7/2000                                       6.35
  6/8/2000                                       6.37
  6/9/2000                                       6.36
 6/12/2000                                       6.33
 6/13/2000                                       6.32
 6/14/2000                                       6.26
 6/15/2000                                       6.26
 6/16/2000                                       6.19
 6/19/2000                                       6.20
 6/20/2000                                       6.23
 6/21/2000                                       6.32
 6/22/2000                                       6.32
 6/23/2000                                       6.37
 6/26/2000                                       6.29
 6/27/2000                                       6.29
 6/28/2000                                       6.28
 6/29/2000                                       6.21
 6/30/2000                                       6.18
  7/3/2000                                       6.12
  7/4/2000                                       6.12
  7/5/2000                                       6.12
  7/6/2000                                       6.16
  7/7/2000                                       6.11
 7/10/2000                                       6.13
 7/11/2000                                       6.16
 7/12/2000                                       6.20
 7/13/2000                                       6.15
 7/14/2000                                       6.25
 7/17/2000                                       6.31
 7/18/2000                                       6.30
 7/19/2000                                       6.31
 7/20/2000                                       6.15
 7/21/2000                                       6.14
 7/24/2000                                       6.18
 7/25/2000                                       6.17
 7/26/2000                                       6.16
 7/27/2000                                       6.14
 7/28/2000                                       6.16
 7/31/2000                                       6.16
  8/1/2000                                       6.12
  8/2/2000                                       6.09
  8/3/2000                                       6.07
  8/4/2000                                       6.02
  8/7/2000                                       6.07
  8/8/2000                                       6.03
  8/9/2000                                       6.03
 8/10/2000                                       6.00
 8/11/2000                                       6.07
 8/14/2000                                       6.07
 8/15/2000                                       6.11
 8/16/2000                                       6.13
 8/17/2000                                       6.13
 8/18/2000                                       6.09
 8/21/2000                                       6.10
 8/22/2000                                       6.07
 8/23/2000                                       6.02
 8/24/2000                                       6.00
 8/25/2000                                       6.00
 8/28/2000                                       6.05
 8/29/2000                                       6.08
 8/30/2000                                       6.07
 8/31/2000                                       5.98
  9/1/2000                                       5.92
  9/4/2000                                       5.92
  9/5/2000                                       5.92
  9/6/2000                                       5.95
  9/7/2000                                       5.97
  9/8/2000                                       5.95
 9/11/2000                                       5.97
 9/12/2000                                       5.97
 9/13/2000                                       5.94
 9/14/2000                                       5.96
 9/15/2000                                       5.93
 9/18/2000                                       5.93
 9/19/2000                                       5.93
 9/20/2000                                       5.98
 9/21/2000                                       5.96
 9/22/2000                                       5.93
 9/25/2000                                       5.94
 9/26/2000                                       5.90
 9/27/2000                                       5.89
 9/28/2000                                       5.90
 9/29/2000                                       5.85
 10/2/2000                                       5.86
 10/3/2000                                       5.88
 10/4/2000                                       5.94
 10/5/2000                                       5.92
 10/6/2000                                       5.88
 10/9/2000                                       5.88
10/10/2000                                       5.86
10/11/2000                                       5.82
10/12/2000                                       5.74
10/13/2000                                       5.73
10/16/2000                                       5.77
10/17/2000                                       5.68
10/18/2000                                       5.68
10/19/2000                                       5.69
10/20/2000                                       5.69
10/23/2000                                       5.66
10/24/2000                                       5.70
10/25/2000                                       5.74
10/26/2000                                       5.75
10/27/2000                                       5.79
10/30/2000                                       5.83
10/31/2000                                       5.83
 11/1/2000                                       5.79
 11/2/2000                                       5.78
 11/3/2000                                       5.86
 11/6/2000                                       5.91
 11/7/2000                                       5.84
 11/8/2000                                       5.83
 11/9/2000                                       5.76
11/10/2000                                       5.76
11/13/2000                                       5.72
11/14/2000                                       5.72
11/15/2000                                       5.69
11/16/2000                                       5.66
11/17/2000                                       5.67
11/20/2000                                       5.65
11/21/2000                                       5.65
11/22/2000                                       5.60
11/23/2000                                       5.60
11/24/2000                                       5.63
11/27/2000                                       5.63
11/28/2000                                       5.57
11/29/2000                                       5.51
11/30/2000                                       5.42
 12/1/2000                                       5.46
 12/4/2000                                       5.45
 12/5/2000                                       5.36
 12/6/2000                                       5.26
 12/7/2000                                       5.26
 12/8/2000                                       5.32
12/11/2000                                       5.33
12/12/2000                                       5.33
12/13/2000                                       5.24
12/14/2000                                       5.19
12/15/2000                                       5.15
12/18/2000                                       5.10
12/19/2000                                       5.12
12/20/2000                                       5.00
12/21/2000                                       4.94
12/22/2000                                       4.93
12/25/2000                                       4.93
12/26/2000                                       4.92
12/27/2000                                       4.99
12/28/2000                                       5.02
12/29/2000                                       4.99
  1/1/2001                                       4.99
  1/2/2001                                       4.76
  1/3/2001                                       4.94
  1/4/2001                                       4.82
  1/5/2001                                       4.66
  1/8/2001                                       4.65
  1/9/2001                                       4.73
 1/10/2001                                       4.83
 1/11/2001                                       4.85
 1/12/2001                                       4.97
 1/15/2001                                       4.97
 1/16/2001                                       4.96
 1/17/2001                                       4.87
 1/18/2001                                       4.74
 1/19/2001                                       4.84
 1/22/2001                                       4.87
 1/23/2001                                       4.96
 1/24/2001                                       4.98
 1/25/2001                                       4.94
 1/26/2001                                       4.93
 1/29/2001                                       4.97
 1/30/2001                                       4.91
 1/31/2001                                       4.85
  2/1/2001                                       4.78
  2/2/2001                                       4.86
  2/5/2001                                       4.88
  2/6/2001                                       4.92
  2/7/2001                                       4.91
  2/8/2001                                       4.93
  2/9/2001                                       4.85
 2/12/2001                                       4.86
 2/13/2001                                       4.90
 2/14/2001                                       4.99
 2/15/2001                                       5.06
 2/16/2001                                       4.94
 2/19/2001                                       4.94
 2/20/2001                                       4.94
 2/21/2001                                       4.96
 2/22/2001                                       4.94
 2/23/2001                                       4.86
 2/26/2001                                       4.81
 2/27/2001                                       4.75
 2/28/2001                                       4.70
  3/1/2001                                       4.67
  3/2/2001                                       4.75
  3/5/2001                                       4.78
  3/6/2001                                       4.78
  3/7/2001                                       4.72
  3/8/2001                                       4.70
  3/9/2001                                       4.75
 3/12/2001                                       4.72
 3/13/2001                                       4.75
 3/14/2001                                       4.62
 3/15/2001                                       4.55
 3/16/2001                                       4.54
 3/19/2001                                       4.58
 3/20/2001                                       4.52
 3/21/2001                                       4.49
 3/22/2001                                       4.44
 3/23/2001                                       4.52
 3/26/2001                                       4.56
 3/27/2001                                       4.73
 3/28/2001                                       4.68
 3/29/2001                                       4.67
 3/30/2001                                       4.62
  4/2/2001                                       4.66
  4/3/2001                                       4.60
  4/4/2001                                       4.58
  4/5/2001                                       4.63
  4/6/2001                                       4.52
  4/9/2001                                       4.56
 4/10/2001                                       4.70
 4/11/2001                                       4.75
 4/12/2001                                       4.83
 4/13/2001                                       4.83
 4/16/2001                                       4.94
 4/17/2001                                       4.87
 4/18/2001                                       4.75
 4/19/2001                                       4.86
 4/20/2001                                       4.88
 4/23/2001                                       4.78
 4/24/2001                                       4.78
 4/25/2001                                       4.88
 4/26/2001                                       4.79
 4/27/2001                                       4.94
 4/30/2001                                       4.97
  5/1/2001                                       4.94
  5/2/2001                                       4.95
  5/3/2001                                       4.87
  5/4/2001                                       4.83
  5/7/2001                                       4.82
  5/8/2001                                       4.68
  5/9/2001                                       4.65
 5/10/2001                                       4.76
 5/11/2001                                       4.99
 5/14/2001                                       4.94
 5/15/2001                                       4.95
 5/16/2001                                       4.95
 5/17/2001                                       4.99
 5/18/2001                                       4.99
 5/21/2001                                       4.99
 5/22/2001                                       4.99
 5/23/2001                                       4.96
 5/24/2001                                       5.05
 5/25/2001                                       5.04
 5/28/2001                                       5.04
 5/29/2001                                       5.06
 5/30/2001                                       5.07
 5/31/2001                                       4.94
  6/1/2001                                       4.94
  6/4/2001                                       4.93
  6/5/2001                                       4.84
  6/6/2001                                       4.83
  6/7/2001                                       4.88
  6/8/2001                                       4.93
 6/11/2001                                       4.87
 6/12/2001                                       4.82
 6/13/2001                                       4.81
 6/14/2001                                       4.76
 6/15/2001                                       4.74
 6/18/2001                                       4.73
 6/19/2001                                       4.72
 6/20/2001                                       4.72
 6/21/2001                                       4.70
 6/22/2001                                       4.63
 6/25/2001                                       4.65
 6/26/2001                                       4.74
 6/27/2001                                       4.82
 6/28/2001                                       4.92
 6/29/2001                                       4.97
  7/2/2001                                       4.88
  7/3/2001                                       4.91
  7/4/2001                                       4.91
  7/5/2001                                       4.95
  7/6/2001                                       4.90
  7/9/2001                                       4.88
 7/10/2001                                       4.82
 7/11/2001                                       4.81
 7/12/2001                                       4.80
 7/13/2001                                       4.82
 7/16/2001                                       4.76
 7/17/2001                                       4.78
 7/18/2001                                       4.66
 7/19/2001                                       4.69
 7/20/2001                                       4.70
 7/23/2001                                       4.68
 7/24/2001                                       4.67
 7/25/2001                                       4.74
 7/26/2001                                       4.71
 7/27/2001                                       4.64
 7/30/2001                                       4.63
 7/31/2001                                       4.57
  8/1/2001                                       4.62
  8/2/2001                                       4.69
  8/3/2001                                       4.72
  8/6/2001                                       4.71
  8/7/2001                                       4.72
  8/8/2001                                       4.61
  8/9/2001                                       4.66
 8/10/2001                                       4.61
 8/13/2001                                       4.57
 8/14/2001                                       4.59
 8/15/2001                                       4.62
 8/16/2001                                       4.58
 8/17/2001                                       4.49
 8/20/2001                                       4.55
 8/21/2001                                       4.50
 8/22/2001                                       4.53
 8/23/2001                                       4.52
 8/24/2001                                       4.55
 8/27/2001                                       4.57
 8/28/2001                                       4.48
 8/29/2001                                       4.43
 8/30/2001                                       4.42
 8/31/2001                                       4.46
  9/3/2001                                       4.46
  9/4/2001                                       4.63
  9/5/2001                                       4.61
  9/6/2001                                       4.48
  9/7/2001                                       4.39
 9/10/2001                                       4.41
 9/11/2001                                       4.41
 9/12/2001                                       4.41
 9/13/2001                                       4.03
 9/14/2001                                       3.92
 9/17/2001                                       3.99
 9/18/2001                                       4.01
 9/19/2001                                       3.90
 9/20/2001                                       3.97
 9/21/2001                                       3.94
 9/24/2001                                       4.00
 9/25/2001                                       3.97
 9/26/2001                                       3.91
 9/27/2001                                       3.87
 9/28/2001                                       3.93
 10/1/2001                                       3.90
 10/2/2001                                       3.87
 10/3/2001                                       3.86
 10/4/2001                                       3.88
 10/5/2001                                       3.87
 10/8/2001                                       3.87
 10/9/2001                                       3.96
10/10/2001                                       3.96
10/11/2001                                       4.03
10/12/2001                                       4.01
10/15/2001                                       3.97
10/16/2001                                       3.93
10/17/2001                                       3.93
10/18/2001                                       3.93
10/19/2001                                       3.96
10/22/2001                                       3.98
10/23/2001                                       4.01
10/24/2001                                       3.96
10/25/2001                                       3.89
10/26/2001                                       3.88
10/29/2001                                       3.82
10/30/2001                                       3.76
10/31/2001                                       3.66
 11/1/2001                                       3.66
 11/2/2001                                       3.77
 11/5/2001                                       3.71
 11/6/2001                                       3.54
 11/7/2001                                       3.47
 11/8/2001                                       3.58
 11/9/2001                                       3.62
11/12/2001                                       3.62
11/13/2001                                       3.69
11/14/2001                                       3.83
11/15/2001                                       4.10
11/16/2001                                       4.24
11/19/2001                                       4.12
11/20/2001                                       4.17
11/21/2001                                       4.31
11/22/2001                                       4.31
11/23/2001                                       4.40
11/26/2001                                       4.41
11/27/2001                                       4.32
11/28/2001                                       4.33
11/29/2001                                       4.10
11/30/2001                                       4.08
 12/3/2001                                       4.04
 12/4/2001                                       3.99
 12/5/2001                                       4.24
 12/6/2001                                       4.38
 12/7/2001                                       4.50
12/10/2001                                       4.46
12/11/2001                                       4.38
12/12/2001                                       4.29
12/13/2001                                       4.40
12/14/2001                                       4.52
12/17/2001                                       4.54
12/18/2001                                       4.46
12/19/2001                                       4.38
12/20/2001                                       4.42
12/21/2001                                       4.45
12/24/2001                                       4.49
12/25/2001                                       4.49
12/26/2001                                       4.55
12/27/2001                                       4.46
12/28/2001                                       4.46
12/31/2001                                       4.38
  1/1/2002                                       4.38
  1/2/2002                                       4.52
  1/3/2002                                       4.48
  1/4/2002                                       4.50
  1/7/2002                                       4.39
  1/8/2002                                       4.39
  1/9/2002                                       4.38
 1/10/2002                                       4.27
 1/11/2002                                       4.14
 1/14/2002                                       4.15
 1/15/2002                                       4.14
 1/16/2002                                       4.16
 1/17/2002                                       4.28
 1/18/2002                                       4.23
 1/21/2002                                       4.23
 1/22/2002                                       4.27
 1/23/2002                                       4.36
 1/24/2002                                       4.40
 1/25/2002                                       4.46
 1/28/2002                                       4.48
 1/29/2002                                       4.35
 1/30/2002                                       4.37
 1/31/2002                                       4.42
  2/1/2002                                       4.37
  2/4/2002                                       4.29
  2/5/2002                                       4.29
  2/6/2002                                       4.30
  2/7/2002                                       4.33
  2/8/2002                                       4.28
 2/11/2002                                       4.29
 2/12/2002                                       4.36
 2/13/2002                                       4.40
 2/14/2002                                       4.35
 2/15/2002                                       4.27
 2/18/2002                                       4.27
 2/19/2002                                       4.28
 2/20/2002                                       4.28
 2/21/2002                                       4.27
 2/22/2002                                       4.23
 2/25/2002                                       4.26
 2/26/2002                                       4.33
 2/27/2002                                       4.22
 2/28/2002                                       4.27
  3/1/2002                                       4.43
  3/4/2002                                       4.43
  3/5/2002                                       4.44
  3/6/2002                                       4.45
  3/7/2002                                       4.65
  3/8/2002                                       4.77
 3/11/2002                                       4.77
 3/12/2002                                       4.75
 3/13/2002                                       4.69
 3/14/2002                                       4.83
 3/15/2002                                       4.80
 3/18/2002                                       4.79
 3/19/2002                                       4.78
 3/20/2002                                       4.87
 3/21/2002                                       4.88
 3/22/2002                                       4.90
 3/25/2002                                       4.92
 3/26/2002                                       4.85
 3/27/2002                                       4.85
 3/28/2002                                       4.91
 3/29/2002                                       4.91
  4/1/2002                                       4.93
  4/2/2002                                       4.84
  4/3/2002                                       4.76
  4/4/2002                                       4.76
  4/5/2002                                       4.68
  4/8/2002                                       4.70
  4/9/2002                                       4.67
 4/10/2002                                       4.68
 4/11/2002                                       4.66
 4/12/2002                                       4.60
 4/15/2002                                       4.57
 4/16/2002                                       4.62
 4/17/2002                                       4.64
 4/18/2002                                       4.64
 4/19/2002                                       4.62
 4/22/2002                                       4.62
 4/23/2002                                       4.62
 4/24/2002                                       4.53
 4/25/2002                                       4.52
 4/26/2002                                       4.49
 4/29/2002                                       4.55
 4/30/2002                                       4.53
  5/1/2002                                       4.49
  5/2/2002                                       4.54
  5/3/2002                                       4.48
  5/6/2002                                       4.50
  5/7/2002                                       4.43
  5/8/2002                                       4.58
  5/9/2002                                       4.53
 5/10/2002                                       4.46
 5/13/2002                                       4.54
 5/14/2002                                       4.64
 5/15/2002                                       4.59
 5/16/2002                                       4.52
 5/17/2002                                       4.60
 5/20/2002                                       4.53
 5/21/2002                                       4.49
 5/22/2002                                       4.43
 5/23/2002                                       4.46
 5/24/2002                                       4.47
 5/27/2002                                       4.47
 5/28/2002                                       4.46
 5/29/2002                                       4.41
 5/30/2002                                       4.36
 5/31/2002                                       4.37
  6/3/2002                                       4.36
  6/4/2002                                       4.31
  6/5/2002                                       4.35
  6/6/2002                                       4.30
  6/7/2002                                       4.36
 6/10/2002                                       4.34
 6/11/2002                                       4.29
 6/12/2002                                       4.24
 6/13/2002                                       4.20
 6/14/2002                                       4.10
 6/17/2002                                       4.14
 6/18/2002                                       4.13
 6/19/2002                                       4.01
 6/20/2002                                       4.11
 6/21/2002                                       4.06
 6/24/2002                                       4.13
 6/25/2002                                       4.13
 6/26/2002                                       3.99
 6/27/2002                                       4.08
 6/28/2002                                       4.09
  7/1/2002                                       4.08
  7/2/2002                                       3.99
  7/3/2002                                       4.00
  7/4/2002                                       4.00
  7/5/2002                                       4.13
  7/8/2002                                       4.07
  7/9/2002                                       3.98
 7/10/2002                                       3.85
 7/11/2002                                       3.86
 7/12/2002                                       3.82
 7/15/2002                                       3.85
 7/16/2002                                       3.93
 7/17/2002                                       3.89
 7/18/2002                                       3.82
 7/19/2002                                       3.76
 7/22/2002                                       3.65
 7/23/2002                                       3.59
 7/24/2002                                       3.60
 7/25/2002                                       3.51
 7/26/2002                                       3.46
 7/29/2002                                       3.68
 7/30/2002                                       3.71
 7/31/2002                                       3.53
  8/1/2002                                       3.46
  8/2/2002                                       3.27
  8/5/2002                                       3.21
  8/6/2002                                       3.36
  8/7/2002                                       3.24
  8/8/2002                                       3.35
  8/9/2002                                       3.28
 8/12/2002                                       3.24
 8/13/2002                                       3.15
 8/14/2002                                       3.19
 8/15/2002                                       3.28
 8/16/2002                                       3.41
 8/19/2002                                       3.40
 8/20/2002                                       3.25
 8/21/2002                                       3.28
 8/22/2002                                       3.37
 8/23/2002                                       3.31
 8/26/2002                                       3.29
 8/27/2002                                       3.37
 8/28/2002                                       3.31
 8/29/2002                                       3.24
 8/30/2002                                       3.22
  9/2/2002                                       3.22
  9/3/2002                                       3.04
  9/4/2002                                       3.02
  9/5/2002                                       2.95
  9/6/2002                                       3.10
  9/9/2002                                       3.11
 9/10/2002                                       3.08
 9/11/2002                                       3.15
 9/12/2002                                       3.07
 9/13/2002                                       3.00
 9/16/2002                                       3.00
 9/17/2002                                       2.97
 9/18/2002                                       2.96
 9/19/2002                                       2.87
 9/20/2002                                       2.86
 9/23/2002                                       2.76
 9/24/2002                                       2.76
 9/25/2002                                       2.83
 9/26/2002                                       2.86
 9/27/2002                                       2.74
 9/30/2002                                       2.63
 10/1/2002                                       2.75
 10/2/2002                                       2.74
 10/3/2002                                       2.74
 10/4/2002                                       2.73
 10/7/2002                                       2.67
 10/8/2002                                       2.70
 10/9/2002                                       2.65
10/10/2002                                       2.68
10/11/2002                                       2.83
10/14/2002                                       2.83
10/15/2002                                       3.11
10/16/2002                                       3.11
10/17/2002                                       3.20
10/18/2002                                       3.17
10/21/2002                                       3.28
10/22/2002                                       3.29
10/23/2002                                       3.26
10/24/2002                                       3.18
10/25/2002                                       3.10
10/28/2002                                       3.03
10/29/2002                                       2.89
10/30/2002                                       2.87
10/31/2002                                       2.81
 11/1/2002                                       2.92
 11/4/2002                                       3.00
 11/5/2002                                       3.00
 11/6/2002                                       3.01
 11/7/2002                                       2.86
 11/8/2002                                       2.87
11/11/2002                                       2.87
11/12/2002                                       2.83
11/13/2002                                       2.82
11/14/2002                                       3.01
11/15/2002                                       3.05
11/18/2002                                       3.04
11/19/2002                                       3.02
11/20/2002                                       3.13
11/21/2002                                       3.20
11/22/2002                                       3.26
11/25/2002                                       3.26
11/26/2002                                       3.14
11/27/2002                                       3.34
11/28/2002                                       3.34
11/29/2002                                       3.28
 12/2/2002                                       3.31
 12/3/2002                                       3.33
 12/4/2002                                       3.25
 12/5/2002                                       3.19
 12/6/2002                                       3.13
 12/9/2002                                       3.08
12/10/2002                                       3.07
12/11/2002                                       3.02
12/12/2002                                       3.03
12/13/2002                                       3.08
12/16/2002                                       3.14
12/17/2002                                       3.11
12/18/2002                                       3.03
12/19/2002                                       2.91
12/20/2002                                       2.93
12/23/2002                                       2.95
12/24/2002                                       2.92
12/25/2002                                       2.92
12/26/2002                                       2.89
12/27/2002                                       2.79
12/30/2002                                       2.76
12/31/2002                                       2.78
  1/1/2003                                       2.78
  1/2/2003                                       3.05
  1/3/2003                                       3.03
  1/6/2003                                       3.10
  1/7/2003                                       3.04
  1/8/2003                                       3.01
  1/9/2003                                       3.23
 1/10/2003                                       3.20
 1/13/2003                                       3.17
 1/14/2003                                       3.10
 1/15/2003                                       3.10
 1/16/2003                                       3.11
 1/17/2003                                       3.05
 1/20/2003                                       3.05
 1/21/2003                                       3.00
 1/22/2003                                       2.94
 1/23/2003                                       2.97
 1/24/2003                                       2.93
 1/27/2003                                       2.97
 1/28/2003                                       2.99
 1/29/2003                                       3.07
 1/30/2003                                       3.02
 1/31/2003                                       3.02
  2/3/2003                                       3.05
  2/4/2003                                       2.99
  2/5/2003                                       3.07
  2/6/2003                                       3.02
  2/7/2003                                       2.97
 2/10/2003                                       3.03
 2/11/2003                                       3.00
 2/12/2003                                       2.92
 2/13/2003                                       2.85
 2/14/2003                                       2.91
 2/17/2003                                       2.91
 2/18/2003                                       2.92
 2/19/2003                                       2.87
 2/20/2003                                       2.82
 2/21/2003                                       2.86
 2/24/2003                                       2.82
 2/25/2003                                       2.77
 2/26/2003                                       2.75
 2/27/2003                                       2.75
 2/28/2003                                       2.69
  3/3/2003                                       2.66
  3/4/2003                                       2.62
  3/5/2003                                       2.58
  3/6/2003                                       2.63
  3/7/2003                                       2.56
 3/10/2003                                       2.51
 3/11/2003                                       2.54
 3/12/2003                                       2.57
 3/13/2003                                       2.75
 3/14/2003                                       2.72
 3/17/2003                                       2.82
 3/18/2003                                       2.93
 3/19/2003                                       2.98
 3/20/2003                                       3.02
 3/21/2003                                       3.12
 3/24/2003                                       2.98
 3/25/2003                                       2.97
 3/26/2003                                       2.94
 3/27/2003                                       2.92
 3/28/2003                                       2.86
 3/31/2003                                       2.78
  4/1/2003                                       2.78
  4/2/2003                                       2.89
  4/3/2003                                       2.87
  4/4/2003                                       2.88
  4/7/2003                                       2.99
  4/8/2003                                       2.91
  4/9/2003                                       2.87
 4/10/2003                                       2.89
 4/11/2003                                       2.95
 4/14/2003                                       3.02
 4/15/2003                                       2.96
 4/16/2003                                       2.95
 4/17/2003                                       2.99
 4/18/2003                                       2.99
 4/21/2003                                       3.03
 4/22/2003                                       3.01
 4/23/2003                                       3.02
 4/24/2003                                       2.92
 4/25/2003                                       2.88
 4/28/2003                                       2.90
 4/29/2003                                       2.94
 4/30/2003                                       2.85
  5/1/2003                                       2.82
  5/2/2003                                       2.90
  5/5/2003                                       2.87
  5/6/2003                                       2.76
  5/7/2003                                       2.64
  5/8/2003                                       2.62
  5/9/2003                                       2.61
 5/12/2003                                       2.58
 5/13/2003                                       2.58
 5/14/2003                                       2.47
 5/15/2003                                       2.52
 5/16/2003                                       2.43
 5/19/2003                                       2.41
 5/20/2003                                       2.34
 5/21/2003                                       2.37
 5/22/2003                                       2.32
 5/23/2003                                       2.33
 5/26/2003                                       2.33
 5/27/2003                                       2.34
 5/28/2003                                       2.35
 5/29/2003                                       2.27
 5/30/2003                                       2.30
  6/2/2003                                       2.37
  6/3/2003                                       2.25
  6/4/2003                                       2.19
  6/5/2003                                       2.25
  6/6/2003                                       2.29
  6/9/2003                                       2.20
 6/10/2003                                       2.12
 6/11/2003                                       2.16
 6/12/2003                                       2.10
 6/13/2003                                       2.08
 6/16/2003                                       2.14
 6/17/2003                                       2.26
 6/18/2003                                       2.34
 6/19/2003                                       2.28
 6/20/2003                                       2.31
 6/23/2003                                       2.24
 6/24/2003                                       2.21
 6/25/2003                                       2.32
 6/26/2003                                       2.49
 6/27/2003                                       2.52
 6/30/2003                                       2.46
  7/1/2003                                       2.48
  7/2/2003                                       2.47
  7/3/2003                                       2.55
  7/4/2003                                       2.55
  7/7/2003                                       2.63
  7/8/2003                                       2.65
  7/9/2003                                       2.63
 7/10/2003                                       2.59
 7/11/2003                                       2.52
 7/14/2003                                       2.60
 7/15/2003                                       2.81
 7/16/2003                                       2.87
 7/17/2003                                       2.88
 7/18/2003                                       2.93
 7/21/2003                                       3.10
 7/22/2003                                       3.07
 7/23/2003                                       3.04
 7/24/2003                                       3.08
 7/25/2003                                       3.10
 7/28/2003                                       3.21
 7/29/2003                                       3.33
 7/30/2003                                       3.27
 7/31/2003                                       3.38
  8/1/2003                                       3.37
  8/4/2003                                       3.24
  8/5/2003                                       3.37
  8/6/2003                                       3.25
  8/7/2003                                       3.19
  8/8/2003                                       3.17
 8/11/2003                                       3.26
 8/12/2003                                       3.23
 8/13/2003                                       3.43
 8/14/2003                                       3.42
 8/15/2003                                       3.42
 8/18/2003                                       3.37
 8/19/2003                                       3.27
 8/20/2003                                       3.35
 8/21/2003                                       3.51
 8/22/2003                                       3.47
 8/25/2003                                       3.52
 8/26/2003                                       3.50
 8/27/2003                                       3.55
 8/28/2003                                       3.42
 8/29/2003                                       3.46
  9/1/2003                                       3.46
  9/2/2003                                       3.63
  9/3/2003                                       3.61
  9/4/2003                                       3.50
  9/5/2003                                       3.28
  9/8/2003                                       3.32
  9/9/2003                                       3.28
 9/10/2003                                       3.18
 9/11/2003                                       3.24
 9/12/2003                                       3.15
 9/15/2003                                       3.12
 9/16/2003                                       3.12
 9/17/2003                                       3.06
 9/18/2003                                       3.09
 9/19/2003                                       3.11
 9/22/2003                                       3.16
 9/23/2003                                       3.13
 9/24/2003                                       3.07
 9/25/2003                                       3.05
 9/26/2003                                       2.95
 9/29/2003                                       2.98
 9/30/2003                                       2.85
 10/1/2003                                       2.84
 10/2/2003                                       2.90
 10/3/2003                                       3.12
 10/6/2003                                       3.06
 10/7/2003                                       3.15
 10/8/2003                                       3.14
 10/9/2003                                       3.17
10/10/2003                                       3.15
10/13/2003                                       3.15
10/14/2003                                       3.23
10/15/2003                                       3.30
10/16/2003                                       3.40
10/17/2003                                       3.33
10/20/2003                                       3.33
10/21/2003                                       3.31
10/22/2003                                       3.21
10/23/2003                                       3.24
10/24/2003                                       3.13
10/27/2003                                       3.21
10/28/2003                                       3.11
10/29/2003                                       3.20
10/30/2003                                       3.29
10/31/2003                                       3.27
 11/3/2003                                       3.34
 11/4/2003                                       3.28
 11/5/2003                                       3.35
 11/6/2003                                       3.43
 11/7/2003                                       3.47
11/10/2003                                       3.49
11/11/2003                                       3.49
11/12/2003                                       3.45
11/13/2003                                       3.29
11/14/2003                                       3.19
11/17/2003                                       3.14
11/18/2003                                       3.14
11/19/2003                                       3.22
11/20/2003                                       3.14
11/21/2003                                       3.15
11/24/2003                                       3.24
11/25/2003                                       3.20
11/26/2003                                       3.27
11/27/2003                                       3.27
11/28/2003                                       3.38
 12/1/2003                                       3.46
 12/2/2003                                       3.43
 12/3/2003                                       3.46
 12/4/2003                                       3.42
 12/5/2003                                       3.23
 12/8/2003                                       3.28
 12/9/2003                                       3.33
12/10/2003                                       3.28
12/11/2003                                       3.21
12/12/2003                                       3.23
12/15/2003                                       3.26
12/16/2003                                       3.21
12/17/2003                                       3.18
12/18/2003                                       3.17
12/19/2003                                       3.16
12/22/2003                                       3.19
12/23/2003                                       3.30
12/24/2003                                       3.20
12/25/2003                                       3.20
12/26/2003                                       3.17
12/29/2003                                       3.23
12/30/2003                                       3.26
12/31/2003                                       3.25
  1/1/2004                                       3.25
  1/2/2004                                       3.36
  1/5/2004                                       3.39
  1/6/2004                                       3.26
  1/7/2004                                       3.25
  1/8/2004                                       3.24
  1/9/2004                                       3.05
 1/12/2004                                       3.04
 1/13/2004                                       2.98
 1/14/2004                                       2.96
 1/15/2004                                       2.97
 1/16/2004                                       3.03
 1/19/2004                                       3.03
 1/20/2004                                       3.05
 1/21/2004                                       3.02
 1/22/2004                                       2.96
 1/23/2004                                       3.06
 1/26/2004                                       3.13
 1/27/2004                                       3.07
 1/28/2004                                       3.22
 1/29/2004                                       3.22
 1/30/2004                                       3.17
  2/2/2004                                       3.18
  2/3/2004                                       3.12
  2/4/2004                                       3.15
  2/5/2004                                       3.21
  2/6/2004                                       3.12
  2/9/2004                                       3.08
 2/10/2004                                       3.13
 2/11/2004                                       3.03
 2/12/2004                                       3.07
 2/13/2004                                       3.01
 2/16/2004                                       3.01
 2/17/2004                                       3.02
 2/18/2004                                       3.03
 2/19/2004                                       3.02
 2/20/2004                                       3.08
 2/23/2004                                       3.03
 2/24/2004                                       3.01
 2/25/2004                                       2.98
 2/26/2004                                       3.01
 2/27/2004                                       3.01
  3/1/2004                                       2.98
  3/2/2004                                       3.04
  3/3/2004                                       3.06
  3/4/2004                                       3.02
  3/5/2004                                       2.81
  3/8/2004                                       2.74
  3/9/2004                                       2.68
 3/10/2004                                       2.71
 3/11/2004                                       2.72
 3/12/2004                                       2.73
 3/15/2004                                       2.74
 3/16/2004                                       2.65
 3/17/2004                                       2.66
 3/18/2004                                       2.72
 3/19/2004                                       2.75
 3/22/2004                                       2.69
 3/23/2004                                       2.69
 3/24/2004                                       2.68
 3/25/2004                                       2.70
 3/26/2004                                       2.81
 3/29/2004                                       2.86
 3/30/2004                                       2.86
 3/31/2004                                       2.80
  4/1/2004                                       2.87
  4/2/2004                                       3.15
  4/5/2004                                       3.24
  4/6/2004                                       3.19
  4/7/2004                                       3.19
  4/8/2004                                       3.22
  4/9/2004                                       3.22
 4/12/2004                                       3.26
 4/13/2004                                       3.37
 4/14/2004                                       3.44
 4/15/2004                                       3.45
 4/16/2004                                       3.39
 4/19/2004                                       3.42
 4/20/2004                                       3.45
 4/21/2004                                       3.52
 4/22/2004                                       3.46
 4/23/2004                                       3.58
 4/26/2004                                       3.57
 4/27/2004                                       3.52
 4/28/2004                                       3.60
 4/29/2004                                       3.66
 4/30/2004                                       3.63
  5/3/2004                                       3.63
  5/4/2004                                       3.66
  5/5/2004                                       3.71
  5/6/2004                                       3.72
  5/7/2004                                       3.96
 5/10/2004                                       3.95
 5/11/2004                                       3.94
 5/12/2004                                       3.96
 5/13/2004                                       4.01
 5/14/2004                                       3.92
 5/17/2004                                       3.83
 5/18/2004                                       3.87
 5/19/2004                                       3.93
 5/20/2004                                       3.86
 5/21/2004                                       3.91
 5/24/2004                                       3.90
 5/25/2004                                       3.89
 5/26/2004                                       3.81
 5/27/2004                                       3.74
 5/28/2004                                       3.81
 5/31/2004                                       3.81
  6/1/2004                                       3.86
  6/2/2004                                       3.91
  6/3/2004                                       3.89
  6/4/2004                                       3.97
  6/7/2004                                       3.95
  6/8/2004                                       3.96
  6/9/2004                                       4.01
 6/10/2004                                       4.00
 6/11/2004                                       4.00
 6/14/2004                                       4.10
 6/15/2004                                       3.90
 6/16/2004                                       3.96
 6/17/2004                                       3.93
 6/18/2004                                       3.94
 6/21/2004                                       3.91
 6/22/2004                                       3.92
 6/23/2004                                       3.90
 6/24/2004                                       3.85
 6/25/2004                                       3.85
 6/28/2004                                       3.97
 6/29/2004                                       3.92
 6/30/2004                                       3.81
  7/1/2004                                       3.74
  7/2/2004                                       3.62
  7/5/2004                                       3.62
  7/6/2004                                       3.65
  7/7/2004                                       3.67
  7/8/2004                                       3.65
  7/9/2004                                       3.64
 7/12/2004                                       3.62
 7/13/2004                                       3.66
 7/14/2004                                       3.68
 7/15/2004                                       3.69
 7/16/2004                                       3.56
 7/19/2004                                       3.57
 7/20/2004                                       3.68
 7/21/2004                                       3.72
 7/22/2004                                       3.71
 7/23/2004                                       3.69
 7/26/2004                                       3.73
 7/27/2004                                       3.85
 7/28/2004                                       3.82
 7/29/2004                                       3.80
 7/30/2004                                       3.71
  8/2/2004                                       3.68
  8/3/2004                                       3.67
  8/4/2004                                       3.66
  8/5/2004                                       3.64
  8/6/2004                                       3.40
  8/9/2004                                       3.45
 8/10/2004                                       3.52
 8/11/2004                                       3.51
 8/12/2004                                       3.47
 8/13/2004                                       3.42
 8/16/2004                                       3.45
 8/17/2004                                       3.39
 8/18/2004                                       3.41
 8/19/2004                                       3.39
 8/20/2004                                       3.42
 8/23/2004                                       3.46
 8/24/2004                                       3.46
 8/25/2004                                       3.46
 8/26/2004                                       3.42
 8/27/2004                                       3.43
 8/30/2004                                       3.40
 8/31/2004                                       3.33
  9/1/2004                                       3.32
  9/2/2004                                       3.40
  9/3/2004                                       3.52
  9/6/2004                                       3.52
  9/7/2004                                       3.48
  9/8/2004                                       3.40
  9/9/2004                                       3.41
 9/10/2004                                       3.40
 9/13/2004                                       3.38
 9/14/2004                                       3.35
 9/15/2004                                       3.39
 9/16/2004                                       3.29
 9/17/2004                                       3.35
 9/20/2004                                       3.28
 9/21/2004                                       3.28
 9/22/2004                                       3.26
 9/23/2004                                       3.30
 9/24/2004                                       3.33
 9/27/2004                                       3.29
 9/28/2004                                       3.28
 9/29/2004                                       3.37
 9/30/2004                                       3.38
 10/1/2004                                       3.44
 10/4/2004                                       3.44
 10/5/2004                                       3.44
 10/6/2004                                       3.51
 10/7/2004                                       3.53
 10/8/2004                                       3.39
10/11/2004                                       3.39
10/12/2004                                       3.35
10/13/2004                                       3.32
10/14/2004                                       3.26
10/15/2004                                       3.31
10/18/2004                                       3.31
10/19/2004                                       3.32
10/20/2004                                       3.26
10/21/2004                                       3.29
10/22/2004                                       3.26
10/25/2004                                       3.25
10/26/2004                                       3.26
10/27/2004                                       3.37
10/28/2004                                       3.34
10/29/2004                                       3.30
 11/1/2004                                       3.36
 11/2/2004                                       3.34
 11/3/2004                                       3.35
 11/4/2004                                       3.37
 11/5/2004                                       3.51
 11/8/2004                                       3.51
 11/9/2004                                       3.53
11/10/2004                                       3.56
11/11/2004                                       3.56
11/12/2004                                       3.53
11/15/2004                                       3.53
11/16/2004                                       3.56
11/17/2004                                       3.47
11/18/2004                                       3.48
11/19/2004                                       3.57
11/22/2004                                       3.56
11/23/2004                                       3.58
11/24/2004                                       3.61
11/25/2004                                       3.61
11/26/2004                                       3.64
11/29/2004                                       3.72
11/30/2004                                       3.72
 12/1/2004                                       3.72
 12/2/2004                                       3.75
 12/3/2004                                       3.61
 12/6/2004                                       3.59
 12/7/2004                                       3.60
 12/8/2004                                       3.53
 12/9/2004                                       3.54
12/10/2004                                       3.52
12/13/2004                                       3.54
12/14/2004                                       3.53
12/15/2004                                       3.48
12/16/2004                                       3.58
12/17/2004                                       3.59
12/20/2004                                       3.59
12/21/2004                                       3.57
12/22/2004                                       3.57
12/23/2004                                       3.58
12/24/2004                                       3.58
12/27/2004                                       3.65
12/28/2004                                       3.66
12/29/2004                                       3.69
12/30/2004                                       3.64
12/31/2004                                       3.63
  1/3/2005                                       3.64
  1/4/2005                                       3.72
  1/5/2005                                       3.73
  1/6/2005                                       3.71
  1/7/2005                                       3.73
 1/10/2005                                       3.75
 1/11/2005                                       3.73
 1/12/2005                                       3.72
 1/13/2005                                       3.68
 1/14/2005                                       3.71
 1/17/2005                                       3.71
 1/18/2005                                       3.72
 1/19/2005                                       3.73
 1/20/2005                                       3.68
 1/21/2005                                       3.65
 1/24/2005                                       3.65
 1/25/2005                                       3.71
 1/26/2005                                       3.73
 1/27/2005                                       3.75
 1/28/2005                                       3.69
 1/31/2005                                       3.71
  2/1/2005                                       3.71
  2/2/2005                                       3.73
  2/3/2005                                       3.76
  2/4/2005                                       3.68
  2/7/2005                                       3.67
  2/8/2005                                       3.68
  2/9/2005                                       3.58
 2/10/2005                                       3.65
 2/11/2005                                       3.70
 2/14/2005                                       3.70
 2/15/2005                                       3.71
 2/16/2005                                       3.78
 2/17/2005                                       3.78
 2/18/2005                                       3.86
 2/21/2005                                       3.86
 2/22/2005                                       3.88
 2/23/2005                                       3.87
 2/24/2005                                       3.91
 2/25/2005                                       3.91
 2/28/2005                                       4.00
  3/1/2005                                       4.02
  3/2/2005                                       4.00
  3/3/2005                                       4.02
  3/4/2005                                       3.97
  3/7/2005                                       3.99
  3/8/2005                                       4.05
  3/9/2005                                       4.16
 3/10/2005                                       4.13
 3/11/2005                                       4.22
 3/14/2005                                       4.20
 3/15/2005                                       4.22
 3/16/2005                                       4.18
 3/17/2005                                       4.14
 3/18/2005                                       4.18
 3/21/2005                                       4.18
 3/22/2005                                       4.31
 3/23/2005                                       4.30
 3/24/2005                                       4.30
 3/25/2005                                       4.30
 3/28/2005                                       4.33
 3/29/2005                                       4.30
 3/30/2005                                       4.26
 3/31/2005                                       4.18
  4/1/2005                                       4.13
  4/4/2005                                       4.13
  4/5/2005                                       4.15
  4/6/2005                                       4.09
  4/7/2005                                       4.13
  4/8/2005                                       4.17
 4/11/2005                                       4.13
 4/12/2005                                       4.05
 4/13/2005                                       4.03
 4/14/2005                                       3.99
 4/15/2005                                       3.90
 4/18/2005                                       3.90
 4/19/2005                                       3.85
 4/20/2005                                       3.86
 4/21/2005                                       3.97
 4/22/2005                                       3.92
 4/25/2005                                       3.94
 4/26/2005                                       3.96
 4/27/2005                                       3.92
 4/28/2005                                       3.85
 4/29/2005                                       3.90
  5/2/2005                                       3.88
  5/3/2005                                       3.90
  5/4/2005                                       3.87
  5/5/2005                                       3.82
  5/6/2005                                       3.95
  5/9/2005                                       3.99
 5/10/2005                                       3.93
 5/11/2005                                       3.91
 5/12/2005                                       3.87
 5/13/2005                                       3.83
 5/16/2005                                       3.83
 5/17/2005                                       3.82
 5/18/2005                                       3.77
 5/19/2005                                       3.84
 5/20/2005                                       3.88
 5/23/2005                                       3.83
 5/24/2005                                       3.78
 5/25/2005                                       3.81
 5/26/2005                                       3.82
 5/27/2005                                       3.82
 5/30/2005                                       3.82
 5/31/2005                                       3.76
  6/1/2005                                       3.63
  6/2/2005                                       3.65
  6/3/2005                                       3.73
  6/6/2005                                       3.73
  6/7/2005                                       3.70
  6/8/2005                                       3.73
  6/9/2005                                       3.76
 6/10/2005                                       3.84
 6/13/2005                                       3.87
 6/14/2005                                       3.89
 6/15/2005                                       3.90
 6/16/2005                                       3.87
 6/17/2005                                       3.88
 6/20/2005                                       3.88
 6/21/2005                                       3.84
 6/22/2005                                       3.72
 6/23/2005                                       3.74
 6/24/2005                                       3.69
 6/27/2005                                       3.69
 6/28/2005                                       3.76
 6/29/2005                                       3.77
 6/30/2005                                       3.72
  7/1/2005                                       3.84
  7/4/2005                                       3.84
  7/5/2005                                       3.90
  7/6/2005                                       3.86
  7/7/2005                                       3.83
  7/8/2005                                       3.89
 7/11/2005                                       3.91
 7/12/2005                                       3.94
 7/13/2005                                       3.96
 7/14/2005                                       3.98
 7/15/2005                                       3.98
 7/18/2005                                       4.01
 7/19/2005                                       3.99
 7/20/2005                                       3.99
 7/21/2005                                       4.09
 7/22/2005                                       4.04
 7/25/2005                                       4.06
 7/26/2005                                       4.06
 7/27/2005                                       4.09
 7/28/2005                                       4.04
 7/29/2005                                       4.12
  8/1/2005                                       4.16
  8/2/2005                                       4.17
  8/3/2005                                       4.13
  8/4/2005                                       4.15
  8/5/2005                                       4.24
  8/8/2005                                       4.28
  8/9/2005                                       4.25
 8/10/2005                                       4.24
 8/11/2005                                       4.18
 8/12/2005                                       4.11
 8/15/2005                                       4.15
 8/16/2005                                       4.10
 8/17/2005                                       4.15
 8/18/2005                                       4.08
 8/19/2005                                       4.08
 8/22/2005                                       4.08
 8/23/2005                                       4.07
 8/24/2005                                       4.06
 8/25/2005                                       4.06
 8/26/2005                                       4.09
 8/29/2005                                       4.08
 8/30/2005                                       4.03
 8/31/2005                                       3.87
  9/1/2005                                       3.85
  9/2/2005                                       3.85
  9/5/2005                                       3.85
  9/6/2005                                       3.89
  9/7/2005                                       3.93
  9/8/2005                                       3.94
  9/9/2005                                       3.94
 9/12/2005                                       3.98
 9/13/2005                                       3.93
 9/14/2005                                       3.96
 9/15/2005                                       3.99
 9/16/2005                                       4.05
 9/19/2005                                       4.02
 9/20/2005                                       4.06
 9/21/2005                                       4.01
 9/22/2005                                       3.99
 9/23/2005                                       4.07
 9/26/2005                                       4.11
 9/27/2005                                       4.13
 9/28/2005                                       4.11
 9/29/2005                                       4.14
 9/30/2005                                       4.18
 10/3/2005                                       4.25
 10/4/2005                                       4.24
 10/5/2005                                       4.23
 10/6/2005                                       4.23
 10/7/2005                                       4.23
10/10/2005                                       4.23
10/11/2005                                       4.27
10/12/2005                                       4.32
10/13/2005                                       4.32
10/14/2005                                       4.34
10/17/2005                                       4.36
10/18/2005                                       4.34
10/19/2005                                       4.32
10/20/2005                                       4.33
10/21/2005                                       4.26
10/24/2005                                       4.32
10/25/2005                                       4.41
10/26/2005                                       4.46
10/27/2005                                       4.43
10/28/2005                                       4.46
10/31/2005                                       4.45
 11/1/2005                                       4.47
 11/2/2005                                       4.50
 11/3/2005                                       4.55
 11/4/2005                                       4.56
 11/7/2005                                       4.55
 11/8/2005                                       4.49
 11/9/2005                                       4.55
11/10/2005                                       4.49
11/11/2005                                       4.49
11/14/2005                                       4.54
11/15/2005                                       4.51
11/16/2005                                       4.43
11/17/2005                                       4.39
11/18/2005                                       4.43
11/21/2005                                       4.39
11/22/2005                                       4.34
11/23/2005                                       4.38
11/24/2005                                       4.38
11/25/2005                                       4.34
11/28/2005                                       4.32
11/29/2005                                       4.40
11/30/2005                                       4.42
 12/1/2005                                       4.45
 12/2/2005                                       4.45
 12/5/2005                                       4.50
 12/6/2005                                       4.42
 12/7/2005                                       4.43
 12/8/2005                                       4.36
 12/9/2005                                       4.44
12/12/2005                                       4.46
12/13/2005                                       4.44
12/14/2005                                       4.36
12/15/2005                                       4.38
12/16/2005                                       4.36
12/19/2005                                       4.37
12/20/2005                                       4.40
12/21/2005                                       4.42
12/22/2005                                       4.38
12/23/2005                                       4.32
12/26/2005                                       4.32
12/27/2005                                       4.30
12/28/2005                                       4.32
12/29/2005                                       4.33
12/30/2005                                       4.35
  1/2/2006                                       4.35
  1/3/2006                                       4.30
  1/4/2006                                       4.28
  1/5/2006                                       4.29
  1/6/2006                                       4.32
  1/9/2006                                       4.32
 1/10/2006                                       4.36
 1/11/2006                                       4.39
 1/12/2006                                       4.35
 1/13/2006                                       4.28
 1/16/2006                                       4.28
 1/17/2006                                       4.27
 1/18/2006                                       4.28
 1/19/2006                                       4.31
 1/20/2006                                       4.31
 1/23/2006                                       4.30
 1/24/2006                                       4.32
 1/25/2006                                       4.41
 1/26/2006                                       4.44
 1/27/2006                                       4.45
 1/30/2006                                       4.46
 1/31/2006                                       4.47
  2/1/2006                                       4.51
  2/2/2006                                       4.51
  2/3/2006                                       4.50
  2/6/2006                                       4.51
  2/7/2006                                       4.52
  2/8/2006                                       4.55
  2/9/2006                                       4.55
 2/10/2006                                       4.59
 2/13/2006                                       4.58
 2/14/2006                                       4.61
 2/15/2006                                       4.60
 2/16/2006                                       4.59
 2/17/2006                                       4.55
 2/20/2006                                       4.55
 2/21/2006                                       4.59
 2/22/2006                                       4.57
 2/23/2006                                       4.63
 2/24/2006                                       4.64
 2/27/2006                                       4.66
 2/28/2006                                       4.61
  3/1/2006                                       4.63
  3/2/2006                                       4.68
  3/3/2006                                       4.71
  3/6/2006                                       4.76
  3/7/2006                                       4.76
  3/8/2006                                       4.75
  3/9/2006                                       4.75
 3/10/2006                                       4.77
 3/13/2006                                       4.78
 3/14/2006                                       4.68
 3/15/2006                                       4.69
 3/16/2006                                       4.60
 3/17/2006                                       4.62
 3/20/2006                                       4.61
 3/21/2006                                       4.68
 3/22/2006                                       4.69
 3/23/2006                                       4.73
 3/24/2006                                       4.66
 3/27/2006                                       4.69
 3/28/2006                                       4.79
 3/29/2006                                       4.79
 3/30/2006                                       4.83
 3/31/2006                                       4.82
  4/3/2006                                       4.85
  4/4/2006                                       4.82
  4/5/2006                                       4.79
  4/6/2006                                       4.84
  4/7/2006                                       4.89
 4/10/2006                                       4.89
 4/11/2006                                       4.86
 4/12/2006                                       4.91
 4/13/2006                                       4.97
 4/14/2006                                       4.97
 4/17/2006                                       4.93
 4/18/2006                                       4.87
 4/19/2006                                       4.91
 4/20/2006                                       4.92
 4/21/2006                                       4.92
 4/24/2006                                       4.90
 4/25/2006                                       4.98
 4/26/2006                                       5.02
 4/27/2006                                       4.95
 4/28/2006                                       4.92
  5/1/2006                                       4.99
  5/2/2006                                       4.98
  5/3/2006                                       5.01
  5/4/2006                                       5.03
  5/5/2006                                       4.99
  5/8/2006                                       5.01
  5/9/2006                                       5.01
 5/10/2006                                       5.03
 5/11/2006                                       5.04
 5/12/2006                                       5.08
 5/15/2006                                       5.04
 5/16/2006                                       4.99
 5/17/2006                                       5.03
 5/18/2006                                       4.96
 5/19/2006                                       4.96
 5/22/2006                                       4.94
 5/23/2006                                       4.98
 5/24/2006                                       4.93
 5/25/2006                                       4.97
 5/26/2006                                       4.95
 5/29/2006                                       4.95
 5/30/2006                                       4.99
 5/31/2006                                       5.04
  6/1/2006                                       5.03
  6/2/2006                                       4.90
  6/5/2006                                       4.95
  6/6/2006                                       4.95
  6/7/2006                                       4.97
  6/8/2006                                       4.95
  6/9/2006                                       4.95
 6/12/2006                                       4.95
 6/13/2006                                       4.93
 6/14/2006                                       5.03
 6/15/2006                                       5.08
 6/16/2006                                       5.10
 6/19/2006                                       5.12
 6/20/2006                                       5.13
 6/21/2006                                       5.14
 6/22/2006                                       5.18
 6/23/2006                                       5.21
 6/26/2006                                       5.22
 6/27/2006                                       5.19
 6/28/2006                                       5.23
 6/29/2006                                       5.17
 6/30/2006                                       5.10
  7/3/2006                                       5.11
  7/4/2006                                       5.11
  7/5/2006                                       5.19
  7/6/2006                                       5.15
  7/7/2006                                       5.10
 7/10/2006                                       5.10
 7/11/2006                                       5.07
 7/12/2006                                       5.08
 7/13/2006                                       5.04
 7/14/2006                                       5.02
 7/17/2006                                       5.04
 7/18/2006                                       5.10
 7/19/2006                                       5.02
 7/20/2006                                       4.98
 7/21/2006                                       4.99
 7/24/2006                                       4.99
 7/25/2006                                       5.02
 7/26/2006                                       4.99
 7/27/2006                                       4.98
 7/28/2006                                       4.92
 7/31/2006                                       4.91
  8/1/2006                                       4.90
  8/2/2006                                       4.88
  8/3/2006                                       4.90
  8/4/2006                                       4.84
  8/7/2006                                       4.86
  8/8/2006                                       4.85
  8/9/2006                                       4.86
 8/10/2006                                       4.86
 8/11/2006                                       4.91
 8/14/2006                                       4.95
 8/15/2006                                       4.88
 8/16/2006                                       4.81
 8/17/2006                                       4.82
 8/18/2006                                       4.78
 8/21/2006                                       4.77
 8/22/2006                                       4.77
 8/23/2006                                       4.77
 8/24/2006                                       4.78
 8/25/2006                                       4.76
 8/28/2006                                       4.77
 8/29/2006                                       4.77
 8/30/2006                                       4.72
 8/31/2006                                       4.70
  9/1/2006                                       4.68
  9/4/2006                                       4.68
  9/5/2006                                       4.73
  9/6/2006                                       4.75
  9/7/2006                                       4.74
  9/8/2006                                       4.71
 9/11/2006                                       4.74
 9/12/2006                                       4.71
 9/13/2006                                       4.70
 9/14/2006                                       4.74
 9/15/2006                                       4.76
 9/18/2006                                       4.77
 9/19/2006                                       4.69
 9/20/2006                                       4.70
 9/21/2006                                       4.60
 9/22/2006                                       4.55
 9/25/2006                                       4.51
 9/26/2006                                       4.55
 9/27/2006                                       4.56
 9/28/2006                                       4.57
 9/29/2006                                       4.59
 10/2/2006                                       4.56
 10/3/2006                                       4.56
 10/4/2006                                       4.50
 10/5/2006                                       4.55
 10/6/2006                                       4.64
 10/9/2006                                       4.64
10/10/2006                                       4.71
10/11/2006                                       4.75
10/12/2006                                       4.74
10/13/2006                                       4.77
10/16/2006                                       4.76
10/17/2006                                       4.73
10/18/2006                                       4.74
10/19/2006                                       4.75
10/20/2006                                       4.76
10/23/2006                                       4.80
10/24/2006                                       4.81
10/25/2006                                       4.75
10/26/2006                                       4.69
10/27/2006                                       4.64
10/30/2006                                       4.64
10/31/2006                                       4.57
 11/1/2006                                       4.52
 11/2/2006                                       4.55
 11/3/2006                                       4.70
 11/6/2006                                       4.69
 11/7/2006                                       4.63
 11/8/2006                                       4.61
 11/9/2006                                       4.60
11/10/2006                                       4.57
11/13/2006                                       4.60
11/14/2006                                       4.57
11/15/2006                                       4.62
11/16/2006                                       4.67
11/17/2006                                       4.60
11/20/2006                                       4.60
11/21/2006                                       4.58
11/22/2006                                       4.57
11/23/2006                                       4.57
11/24/2006                                       4.55
11/27/2006                                       4.54
11/28/2006                                       4.50
11/29/2006                                       4.51
11/30/2006                                       4.45
 12/1/2006                                       4.39
 12/4/2006                                       4.39
 12/5/2006                                       4.39
 12/6/2006                                       4.44
 12/7/2006                                       4.45
 12/8/2006                                       4.53
12/11/2006                                       4.50
12/12/2006                                       4.45
12/13/2006                                       4.54
12/14/2006                                       4.58
12/15/2006                                       4.57
12/18/2006                                       4.57
12/19/2006                                       4.57
12/20/2006                                       4.57
12/21/2006                                       4.52
12/22/2006                                       4.59
12/25/2006                                       4.59
12/26/2006                                       4.58
12/27/2006                                       4.64
12/28/2006                                       4.69
12/29/2006                                       4.70
  1/1/2007                                       4.70
  1/2/2007                                       4.68
  1/3/2007                                       4.66
  1/4/2007                                       4.61
  1/5/2007                                       4.65
  1/8/2007                                       4.66
  1/9/2007                                       4.65
 1/10/2007                                       4.68
 1/11/2007                                       4.73
 1/12/2007                                       4.76
 1/15/2007                                       4.76
 1/16/2007                                       4.74
 1/17/2007                                       4.78
 1/18/2007                                       4.75
 1/19/2007                                       4.78
 1/22/2007                                       4.77
 1/23/2007                                       4.81
 1/24/2007                                       4.81
 1/25/2007                                       4.85
 1/26/2007                                       4.87
 1/29/2007                                       4.89
 1/30/2007                                       4.86
 1/31/2007                                       4.82
  2/1/2007                                       4.84
  2/2/2007                                       4.82
  2/5/2007                                       4.80
  2/6/2007                                       4.76
  2/7/2007                                       4.74
  2/8/2007                                       4.73
  2/9/2007                                       4.78
 2/12/2007                                       4.80
 2/13/2007                                       4.81
 2/14/2007                                       4.72
 2/15/2007                                       4.68
 2/16/2007                                       4.68
 2/19/2007                                       4.68
 2/20/2007                                       4.67
 2/21/2007                                       4.68
 2/22/2007                                       4.72
 2/23/2007                                       4.67
 2/26/2007                                       4.62
 2/27/2007                                       4.46
 2/28/2007                                       4.52
  3/1/2007                                       4.50
  3/2/2007                                       4.46
  3/5/2007                                       4.45
  3/6/2007                                       4.48
  3/7/2007                                       4.45
  3/8/2007                                       4.45
  3/9/2007                                       4.55
 3/12/2007                                       4.50
 3/13/2007                                       4.41
 3/14/2007                                       4.44
 3/15/2007                                       4.46
 3/16/2007                                       4.47
 3/19/2007                                       4.50
 3/20/2007                                       4.47
 3/21/2007                                       4.43
 3/22/2007                                       4.49
 3/23/2007                                       4.52
 3/26/2007                                       4.48
 3/27/2007                                       4.50
 3/28/2007                                       4.50
 3/29/2007                                       4.53
 3/30/2007                                       4.54
  4/2/2007                                       4.54
  4/3/2007                                       4.56
  4/4/2007                                       4.55
  4/5/2007                                       4.57
  4/6/2007                                       4.67
  4/9/2007                                       4.66
 4/10/2007                                       4.63
 4/11/2007                                       4.66
 4/12/2007                                       4.66
 4/13/2007                                       4.68
 4/16/2007                                       4.67
 4/17/2007                                       4.61
 4/18/2007                                       4.56
 4/19/2007                                       4.57
 4/20/2007                                       4.57
 4/23/2007                                       4.55
 4/24/2007                                       4.51
 4/25/2007                                       4.55
 4/26/2007                                       4.59
 4/27/2007                                       4.59
 4/30/2007                                       4.51
  5/1/2007                                       4.54
  5/2/2007                                       4.55
  5/3/2007                                       4.59
  5/4/2007                                       4.55
  5/7/2007                                       4.55
  5/8/2007                                       4.54
  5/9/2007                                       4.58
 5/10/2007                                       4.56
 5/11/2007                                       4.58
 5/14/2007                                       4.61
 5/15/2007                                       4.63
 5/16/2007                                       4.62
 5/17/2007                                       4.68
 5/18/2007                                       4.74
 5/21/2007                                       4.71
 5/22/2007                                       4.76
 5/23/2007                                       4.79
 5/24/2007                                       4.79
 5/25/2007                                       4.80
 5/28/2007                                       4.80
 5/29/2007                                       4.82
 5/30/2007                                       4.83
 5/31/2007                                       4.86
  6/1/2007                                       4.92
  6/4/2007                                       4.91
  6/5/2007                                       4.96
  6/6/2007                                       4.94
  6/7/2007                                       5.05
  6/8/2007                                       5.06
 6/11/2007                                       5.07
 6/12/2007                                       5.18
 6/13/2007                                       5.13
 6/14/2007                                       5.16
 6/15/2007                                       5.10
 6/18/2007                                       5.07
 6/19/2007                                       5.00
 6/20/2007                                       5.05
 6/21/2007                                       5.06
 6/22/2007                                       5.02
 6/25/2007                                       4.97
 6/26/2007                                       4.99
 6/27/2007                                       4.97
 6/28/2007                                       5.02
 6/29/2007                                       4.92
  7/2/2007                                       4.90
  7/3/2007                                       4.95
  7/4/2007                                       4.95
  7/5/2007                                       5.05
  7/6/2007                                       5.10
  7/9/2007                                       5.07
 7/10/2007                                       4.93
 7/11/2007                                       4.98
 7/12/2007                                       5.03
 7/13/2007                                       5.01
 7/16/2007                                       4.95
 7/17/2007                                       4.98
 7/18/2007                                       4.91
 7/19/2007                                       4.94
 7/20/2007                                       4.85
 7/23/2007                                       4.86
 7/24/2007                                       4.82
 7/25/2007                                       4.80
 7/26/2007                                       4.61
 7/27/2007                                       4.60
 7/30/2007                                       4.64
 7/31/2007                                       4.60
  8/1/2007                                       4.60
  8/2/2007                                       4.62
  8/3/2007                                       4.52
  8/6/2007                                       4.52
  8/7/2007                                       4.60
  8/8/2007                                       4.69
  8/9/2007                                       4.58
 8/10/2007                                       4.59
 8/13/2007                                       4.57
 8/14/2007                                       4.51
 8/15/2007                                       4.41
 8/16/2007                                       4.26
 8/17/2007                                       4.35
 8/20/2007                                       4.32
 8/21/2007                                       4.27
 8/22/2007                                       4.34
 8/23/2007                                       4.36
 8/24/2007                                       4.42
 8/27/2007                                       4.39
 8/28/2007                                       4.25
 8/29/2007                                       4.31
 8/30/2007                                       4.21
 8/31/2007                                       4.25
  9/3/2007                                       4.25
  9/4/2007                                       4.26
  9/5/2007                                       4.16
  9/6/2007                                       4.20
  9/7/2007                                       4.03
 9/10/2007                                       4.00
 9/11/2007                                       4.07
 9/12/2007                                       4.11
 9/13/2007                                       4.22
 9/14/2007                                       4.18
 9/17/2007                                       4.21
 9/18/2007                                       4.19
 9/19/2007                                       4.20
 9/20/2007                                       4.35
 9/21/2007                                       4.31
 9/24/2007                                       4.31
 9/25/2007                                       4.26
 9/26/2007                                       4.27
 9/27/2007                                       4.22
 9/28/2007                                       4.23
 10/1/2007                                       4.24
 10/2/2007                                       4.20
 10/3/2007                                       4.24
 10/4/2007                                       4.22
 10/5/2007                                       4.33
 10/8/2007                                       4.33
 10/9/2007                                       4.38
10/10/2007                                       4.37
10/11/2007                                       4.36
10/12/2007                                       4.42
10/15/2007                                       4.40
10/16/2007                                       4.34
10/17/2007                                       4.22
10/18/2007                                       4.17
10/19/2007                                       4.03
10/22/2007                                       4.08
10/23/2007                                       4.06
10/24/2007                                       3.99
10/25/2007                                       4.01
10/26/2007                                       4.04
10/29/2007                                       4.04
10/30/2007                                       4.06
10/31/2007                                       4.16
 11/1/2007                                       4.02
 11/2/2007                                       3.93
 11/5/2007                                       3.96
 11/6/2007                                       3.99
 11/7/2007                                       3.92
 11/8/2007                                       3.81
 11/9/2007                                       3.77
11/12/2007                                       3.77
11/13/2007                                       3.84
11/14/2007                                       3.86
11/15/2007                                       3.71
11/16/2007                                       3.68
11/19/2007                                       3.57
11/20/2007                                       3.52
11/21/2007                                       3.40
11/22/2007                                       3.40
11/23/2007                                       3.42
11/26/2007                                       3.23
11/27/2007                                       3.38
11/28/2007                                       3.50
11/29/2007                                       3.42
11/30/2007                                       3.41
 12/3/2007                                       3.28
 12/4/2007                                       3.28
 12/5/2007                                       3.28
 12/6/2007                                       3.39
 12/7/2007                                       3.51
12/10/2007                                       3.54
12/11/2007                                       3.32
12/12/2007                                       3.41
12/13/2007                                       3.54
12/14/2007                                       3.63
12/17/2007                                       3.57
12/18/2007                                       3.53
12/19/2007                                       3.46
12/20/2007                                       3.45
12/21/2007                                       3.58
12/24/2007                                       3.65
12/25/2007                                       3.65
12/26/2007                                       3.72
12/27/2007                                       3.64
12/28/2007                                       3.52
12/31/2007                                       3.45
  1/1/2008                                       3.45
  1/2/2008                                       3.28
  1/3/2008                                       3.26
  1/4/2008                                       3.18
  1/7/2008                                       3.16
  1/8/2008                                       3.16
  1/9/2008                                       3.10
 1/10/2008                                       3.16
 1/11/2008                                       3.06
 1/14/2008                                       3.08
 1/15/2008                                       3.00
 1/16/2008                                       3.00
 1/17/2008                                       2.90
 1/18/2008                                       2.86
 1/21/2008                                       2.86
 1/22/2008                                       2.64
 1/23/2008                                       2.64
 1/24/2008                                       2.85
 1/25/2008                                       2.81
 1/28/2008                                       2.80
 1/29/2008                                       2.87
 1/30/2008                                       2.96
 1/31/2008                                       2.82
  2/1/2008                                       2.75
  2/4/2008                                       2.78
  2/5/2008                                       2.66
  2/6/2008                                       2.67
  2/7/2008                                       2.79
  2/8/2008                                       2.69
 2/11/2008                                       2.67
 2/12/2008                                       2.71
 2/13/2008                                       2.71
 2/14/2008                                       2.81
 2/15/2008                                       2.76
 2/18/2008                                       2.76
 2/19/2008                                       2.93
 2/20/2008                                       3.02
 2/21/2008                                       2.80
 2/22/2008                                       2.81
 2/25/2008                                       2.98
 2/26/2008                                       2.92
 2/27/2008                                       2.89
 2/28/2008                                       2.73
 2/29/2008                                       2.50
  3/3/2008                                       2.48
  3/4/2008                                       2.53
  3/5/2008                                       2.59
  3/6/2008                                       2.50
  3/7/2008                                       2.45
 3/10/2008                                       2.37
 3/11/2008                                       2.61
 3/12/2008                                       2.49
 3/13/2008                                       2.53
 3/14/2008                                       2.37
 3/17/2008                                       2.23
 3/18/2008                                       2.42
 3/19/2008                                       2.36
 3/20/2008                                       2.36
 3/21/2008                                       2.36
 3/24/2008                                       2.64
 3/25/2008                                       2.61
 3/26/2008                                       2.55
 3/27/2008                                       2.61
 3/28/2008                                       2.51
 3/31/2008                                       2.46
  4/1/2008                                       2.65
  4/2/2008                                       2.72
  4/3/2008                                       2.75
  4/4/2008                                       2.63
  4/7/2008                                       2.75
  4/8/2008                                       2.72
  4/9/2008                                       2.59
 4/10/2008                                       2.66
 4/11/2008                                       2.57
 4/14/2008                                       2.60
 4/15/2008                                       2.68
 4/16/2008                                       2.82
 4/17/2008                                       2.90
 4/18/2008                                       2.95
 4/21/2008                                       2.95
 4/22/2008                                       2.96
 4/23/2008                                       2.98
 4/24/2008                                       3.15
 4/25/2008                                       3.20
 4/28/2008                                       3.14
 4/29/2008                                       3.11
 4/30/2008                                       3.03
  5/1/2008                                       3.06
  5/2/2008                                       3.18
  5/5/2008                                       3.14
  5/6/2008                                       3.15
  5/7/2008                                       3.09
  5/8/2008                                       2.99
  5/9/2008                                       2.98
 5/12/2008                                       3.00
 5/13/2008                                       3.17
 5/14/2008                                       3.22
 5/15/2008                                       3.10
 5/16/2008                                       3.12
 5/19/2008                                       3.09
 5/20/2008                                       3.02
 5/21/2008                                       3.09
 5/22/2008                                       3.24
 5/23/2008                                       3.15
 5/26/2008                                       3.15
 5/27/2008                                       3.25
 5/28/2008                                       3.36
 5/29/2008                                       3.41
 5/30/2008                                       3.41
  6/2/2008                                       3.28
  6/3/2008                                       3.21
  6/4/2008                                       3.26
  6/5/2008                                       3.34
  6/6/2008                                       3.20
  6/9/2008                                       3.41
 6/10/2008                                       3.54
 6/11/2008                                       3.49
 6/12/2008                                       3.68
 6/13/2008                                       3.73
 6/16/2008                                       3.73
 6/17/2008                                       3.66
 6/18/2008                                       3.57
 6/19/2008                                       3.67
 6/20/2008                                       3.57
 6/23/2008                                       3.65
 6/24/2008                                       3.52
 6/25/2008                                       3.54
 6/26/2008                                       3.44
 6/27/2008                                       3.36
 6/30/2008                                       3.34
  7/1/2008                                       3.33
  7/2/2008                                       3.31
  7/3/2008                                       3.28
  7/4/2008                                       3.28
  7/7/2008                                       3.23
  7/8/2008                                       3.19
  7/9/2008                                       3.11
 7/10/2008                                       3.10
 7/11/2008                                       3.27
 7/14/2008                                       3.20
 7/15/2008                                       3.12
 7/16/2008                                       3.20
 7/17/2008                                       3.35
 7/18/2008                                       3.42
 7/21/2008                                       3.41
 7/22/2008                                       3.48
 7/23/2008                                       3.51
 7/24/2008                                       3.37
 7/25/2008                                       3.45
 7/28/2008                                       3.34
 7/29/2008                                       3.39
 7/30/2008                                       3.36
 7/31/2008                                       3.25
  8/1/2008                                       3.23
  8/4/2008                                       3.23
  8/5/2008                                       3.28
  8/6/2008                                       3.30
  8/7/2008                                       3.16
  8/8/2008                                       3.21
 8/11/2008                                       3.27
 8/12/2008                                       3.16
 8/13/2008                                       3.21
 8/14/2008                                       3.15
 8/15/2008                                       3.11
 8/18/2008                                       3.07
 8/19/2008                                       3.07
 8/20/2008                                       3.00
 8/21/2008                                       3.08
 8/22/2008                                       3.14
 8/25/2008                                       3.04
 8/26/2008                                       3.06
 8/27/2008                                       3.02
 8/28/2008                                       3.09
 8/29/2008                                       3.10
  9/1/2008                                       3.10
  9/2/2008                                       3.00
  9/3/2008                                       2.95
  9/4/2008                                       2.87
  9/5/2008                                       2.91
  9/8/2008                                       2.96
  9/9/2008                                       2.90
 9/10/2008                                       2.91
 9/11/2008                                       2.87
 9/12/2008                                       2.97
 9/15/2008                                       2.59
 9/16/2008                                       2.64
 9/17/2008                                       2.52
 9/18/2008                                       2.67
 9/19/2008                                       3.01
 9/22/2008                                       3.04
 9/23/2008                                       3.03
 9/24/2008                                       2.91
 9/25/2008                                       3.09
 9/26/2008                                       3.05
 9/29/2008                                       2.70
 9/30/2008                                       2.98
 10/1/2008                                       2.87
 10/2/2008                                       2.68
 10/3/2008                                       2.64
 10/6/2008                                       2.45
 10/7/2008                                       2.45
 10/8/2008                                       2.70
 10/9/2008                                       2.79
10/10/2008                                       2.77
10/13/2008                                       2.77
10/14/2008                                       3.01
10/15/2008                                       2.90
10/16/2008                                       2.84
10/17/2008                                       2.83
10/20/2008                                       2.82
10/21/2008                                       2.63
10/22/2008                                       2.56
10/23/2008                                       2.57
10/24/2008                                       2.64
10/27/2008                                       2.67
10/28/2008                                       2.75
10/29/2008                                       2.77
10/30/2008                                       2.84
10/31/2008                                       2.80
 11/3/2008                                       2.71
 11/4/2008                                       2.56
 11/5/2008                                       2.50
 11/6/2008                                       2.46
 11/7/2008                                       2.56
11/10/2008                                       2.51
11/11/2008                                       2.51
11/12/2008                                       2.37
11/13/2008                                       2.43
11/14/2008                                       2.33
11/17/2008                                       2.32
11/18/2008                                       2.22
11/19/2008                                       2.08
11/20/2008                                       1.94
11/21/2008                                       2.02
11/24/2008                                       2.24
11/25/2008                                       2.06
11/26/2008                                       2.01
11/27/2008                                       2.01
11/28/2008                                       1.93
 12/1/2008                                       1.71
 12/2/2008                                       1.65
 12/3/2008                                       1.60
 12/4/2008                                       1.51
 12/5/2008                                       1.67
 12/8/2008                                       1.76
 12/9/2008                                       1.61
12/10/2008                                       1.62
12/11/2008                                       1.55
12/12/2008                                       1.55
12/15/2008                                       1.50
12/16/2008                                       1.34
12/17/2008                                       1.35
12/18/2008                                       1.26
12/19/2008                                       1.35
12/22/2008                                       1.40
12/23/2008                                       1.53
12/24/2008                                       1.54
12/25/2008                                       1.54
12/26/2008                                       1.51
12/29/2008                                       1.45
12/30/2008                                       1.47
12/31/2008                                       1.55
  1/1/2009                                       1.55
  1/2/2009                                       1.72
  1/5/2009                                       1.67
  1/6/2009                                       1.68
  1/7/2009                                       1.66
  1/8/2009                                       1.60
  1/9/2009                                       1.51
 1/12/2009                                       1.45
 1/13/2009                                       1.44
 1/14/2009                                       1.36
 1/15/2009                                       1.36
 1/16/2009                                       1.47
 1/19/2009                                       1.47
 1/20/2009                                       1.48
 1/21/2009                                       1.60
 1/22/2009                                       1.61
 1/23/2009                                       1.64
 1/26/2009                                       1.67
 1/27/2009                                       1.59
 1/28/2009                                       1.70
 1/29/2009                                       1.87
 1/30/2009                                       1.85
  2/2/2009                                       1.75
  2/3/2009                                       1.88
  2/4/2009                                       1.91
  2/5/2009                                       1.89
  2/6/2009                                       1.97
  2/9/2009                                       1.99
 2/10/2009                                       1.79
 2/11/2009                                       1.76
 2/12/2009                                       1.73
 2/13/2009                                       1.88
 2/16/2009                                       1.88
 2/17/2009                                       1.65
 2/18/2009                                       1.81
 2/19/2009                                       1.89
 2/20/2009                                       1.81
 2/23/2009                                       1.84
 2/24/2009                                       1.89
 2/25/2009                                       2.06
 2/26/2009                                       2.07
 2/27/2009                                       1.99
  3/2/2009                                       1.86
  3/3/2009                                       1.87
  3/4/2009                                       1.97
  3/5/2009                                       1.82
  3/6/2009                                       1.83
  3/9/2009                                       1.90
 3/10/2009                                       1.99
 3/11/2009                                       1.96
 3/12/2009                                       1.92
 3/13/2009                                       1.87
 3/16/2009                                       1.91
 3/17/2009                                       2.00
 3/18/2009                                       1.54
 3/19/2009                                       1.64
 3/20/2009                                       1.66
 3/23/2009                                       1.69
 3/24/2009                                       1.70
 3/25/2009                                       1.84
 3/26/2009                                       1.80
 3/27/2009                                       1.79
 3/30/2009                                       1.72
 3/31/2009                                       1.67
  4/1/2009                                       1.65
  4/2/2009                                       1.74
  4/3/2009                                       1.87
  4/6/2009                                       1.90
  4/7/2009                                       1.87
  4/8/2009                                       1.83
  4/9/2009                                       1.90
 4/10/2009                                       1.90
 4/13/2009                                       1.81
 4/14/2009                                       1.71
 4/15/2009                                       1.71
 4/16/2009                                       1.79
 4/17/2009                                       1.91
 4/20/2009                                       1.82
 4/21/2009                                       1.87
 4/22/2009                                       1.92
 4/23/2009                                       1.89
 4/24/2009                                       1.96
 4/27/2009                                       1.87
 4/28/2009                                       1.97
 4/29/2009                                       2.01
 4/30/2009                                       2.02
  5/1/2009                                       2.03
  5/4/2009                                       2.03
  5/5/2009                                       2.05
  5/6/2009                                       2.06
  5/7/2009                                       2.15
  5/8/2009                                       2.15
 5/11/2009                                       2.04
 5/12/2009                                       2.02
 5/13/2009                                       1.98
 5/14/2009                                       1.98
 5/15/2009                                       2.01
 5/18/2009                                       2.09
 5/19/2009                                       2.12
 5/20/2009                                       2.05
 5/21/2009                                       2.16
 5/22/2009                                       2.23
 5/25/2009                                       2.23
 5/26/2009                                       2.30
 5/27/2009                                       2.43
 5/28/2009                                       2.46
 5/29/2009                                       2.34
  6/1/2009                                       2.55
  6/2/2009                                       2.52
  6/3/2009                                       2.43
  6/4/2009                                       2.56
  6/5/2009                                       2.85
  6/8/2009                                       2.95
  6/9/2009                                       2.86
 6/10/2009                                       2.93
 6/11/2009                                       2.87
 6/12/2009                                       2.81
 6/15/2009                                       2.75
 6/16/2009                                       2.70
 6/17/2009                                       2.69
 6/18/2009                                       2.86
 6/19/2009                                       2.82
 6/22/2009                                       2.75
 6/23/2009                                       2.71
 6/24/2009                                       2.74
 6/25/2009                                       2.58
 6/26/2009                                       2.53
 6/29/2009                                       2.53
 6/30/2009                                       2.54
  7/1/2009                                       2.51
  7/2/2009                                       2.43
  7/3/2009                                       2.43
  7/6/2009                                       2.40
  7/7/2009                                       2.36
  7/8/2009                                       2.23
  7/9/2009                                       2.33
 7/10/2009                                       2.22
 7/13/2009                                       2.27
 7/14/2009                                       2.37
 7/15/2009                                       2.52
 7/16/2009                                       2.46
 7/17/2009                                       2.52
 7/20/2009                                       2.46
 7/21/2009                                       2.36
 7/22/2009                                       2.43
 7/23/2009                                       2.60
 7/24/2009                                       2.57
 7/27/2009                                       2.63
 7/28/2009                                       2.63
 7/29/2009                                       2.69
 7/30/2009                                       2.66
 7/31/2009                                       2.53
  8/3/2009                                       2.66
  8/4/2009                                       2.68
  8/5/2009                                       2.73
  8/6/2009                                       2.73
  8/7/2009                                       2.84
 8/10/2009                                       2.75
 8/11/2009                                       2.69
 8/12/2009                                       2.70
 8/13/2009                                       2.58
 8/14/2009                                       2.51
 8/17/2009                                       2.43
 8/18/2009                                       2.48
 8/19/2009                                       2.43
 8/20/2009                                       2.43
 8/21/2009                                       2.58
 8/24/2009                                       2.50
 8/25/2009                                       2.48
 8/26/2009                                       2.46
 8/27/2009                                       2.48
 8/28/2009                                       2.46
 8/31/2009                                       2.39
  9/1/2009                                       2.33
  9/2/2009                                       2.26
  9/3/2009                                       2.29
  9/4/2009                                       2.36
  9/7/2009                                       2.36
  9/8/2009                                       2.38
  9/9/2009                                       2.38
 9/10/2009                                       2.29
 9/11/2009                                       2.29
 9/14/2009                                       2.37
 9/15/2009                                       2.41
 9/16/2009                                       2.46
 9/17/2009                                       2.41
 9/18/2009                                       2.49
 9/21/2009                                       2.47
 9/22/2009                                       2.45
 9/23/2009                                       2.40
 9/24/2009                                       2.37
 9/25/2009                                       2.36
 9/28/2009                                       2.33
 9/29/2009                                       2.34
 9/30/2009                                       2.31
 10/1/2009                                       2.20
 10/2/2009                                       2.22
 10/5/2009                                       2.21
 10/6/2009                                       2.25
 10/7/2009                                       2.16
 10/8/2009                                       2.22
 10/9/2009                                       2.36
10/12/2009                                       2.36
10/13/2009                                       2.28
10/14/2009                                       2.36
10/15/2009                                       2.41
10/16/2009                                       2.37
10/19/2009                                       2.36
10/20/2009                                       2.30
10/21/2009                                       2.38
10/22/2009                                       2.39
10/23/2009                                       2.46
10/26/2009                                       2.53
10/27/2009                                       2.41
10/28/2009                                       2.37
10/29/2009                                       2.44
10/30/2009                                       2.31
 11/2/2009                                       2.33
 11/3/2009                                       2.36
 11/4/2009                                       2.39
 11/5/2009                                       2.35
 11/6/2009                                       2.30
 11/9/2009                                       2.31
11/10/2009                                       2.31
11/11/2009                                       2.31
11/12/2009                                       2.28
11/13/2009                                       2.28
11/16/2009                                       2.19
11/17/2009                                       2.19
11/18/2009                                       2.21
11/19/2009                                       2.18
11/20/2009                                       2.20
11/23/2009                                       2.20
11/24/2009                                       2.15
11/25/2009                                       2.11
11/26/2009                                       2.11
11/27/2009                                       2.03
11/30/2009                                       2.01
 12/1/2009                                       2.03
 12/2/2009                                       2.09
 12/3/2009                                       2.14
 12/4/2009                                       2.24
 12/7/2009                                       2.19
 12/8/2009                                       2.12
 12/9/2009                                       2.15
12/10/2009                                       2.19
12/11/2009                                       2.26
12/14/2009                                       2.30
12/15/2009                                       2.35
12/16/2009                                       2.35
12/17/2009                                       2.24
12/18/2009                                       2.30
12/21/2009                                       2.43
12/22/2009                                       2.49
12/23/2009                                       2.51
12/24/2009                                       2.57
12/25/2009                                       2.57
12/28/2009                                       2.62
12/29/2009                                       2.62
12/30/2009                                       2.61
12/31/2009                                       2.69
  1/1/2010                                       2.69
  1/4/2010                                       2.65
  1/5/2010                                       2.56
  1/6/2010                                       2.60
  1/7/2010                                       2.62
  1/8/2010                                       2.57
 1/11/2010                                       2.58
 1/12/2010                                       2.49
 1/13/2010                                       2.55
 1/14/2010                                       2.51
 1/15/2010                                       2.44
 1/18/2010                                       2.44
 1/19/2010                                       2.48
 1/20/2010                                       2.45
 1/21/2010                                       2.38
 1/22/2010                                       2.37
 1/25/2010                                       2.39
 1/26/2010                                       2.38
 1/27/2010                                       2.43
 1/28/2010                                       2.41
 1/29/2010                                       2.34
  2/1/2010                                       2.38
  2/2/2010                                       2.37
  2/3/2010                                       2.40
  2/4/2010                                       2.29
  2/5/2010                                       2.23
  2/8/2010                                       2.26
  2/9/2010                                       2.32
 2/10/2010                                       2.39
 2/11/2010                                       2.39
 2/12/2010                                       2.35
 2/15/2010                                       2.35
 2/16/2010                                       2.32
 2/17/2010                                       2.40
 2/18/2010                                       2.46
 2/19/2010                                       2.48
 2/22/2010                                       2.47
 2/23/2010                                       2.37
 2/24/2010                                       2.40
 2/25/2010                                       2.33
 2/26/2010                                       2.30
  3/1/2010                                       2.28
  3/2/2010                                       2.27
  3/3/2010                                       2.27
  3/4/2010                                       2.28
  3/5/2010                                       2.35
  3/8/2010                                       2.36
  3/9/2010                                       2.34
 3/10/2010                                       2.39
 3/11/2010                                       2.43
 3/12/2010                                       2.42
 3/15/2010                                       2.42
 3/16/2010                                       2.37
 3/17/2010                                       2.38
 3/18/2010                                       2.44
 3/19/2010                                       2.48
 3/22/2010                                       2.43
 3/23/2010                                       2.44
 3/24/2010                                       2.62
 3/25/2010                                       2.65
 3/26/2010                                       2.59
 3/29/2010                                       2.60
 3/30/2010                                       2.60
 3/31/2010                                       2.55
  4/1/2010                                       2.59
  4/2/2010                                       2.67
  4/5/2010                                       2.75
  4/6/2010                                       2.71
  4/7/2010                                       2.62
  4/8/2010                                       2.64
  4/9/2010                                       2.65
 4/12/2010                                       2.60
 4/13/2010                                       2.58
 4/14/2010                                       2.61
 4/15/2010                                       2.57
 4/16/2010                                       2.49
 4/19/2010                                       2.54
 4/20/2010                                       2.56
 4/21/2010                                       2.52
 4/22/2010                                       2.57
 4/23/2010                                       2.61
 4/26/2010                                       2.60
 4/27/2010                                       2.46
 4/28/2010                                       2.53
 4/29/2010                                       2.49
 4/30/2010                                       2.43
  5/3/2010                                       2.47
  5/4/2010                                       2.38
  5/5/2010                                       2.31
  5/6/2010                                       2.13
  5/7/2010                                       2.17
 5/10/2010                                       2.27
 5/11/2010                                       2.26
 5/12/2010                                       2.29
 5/13/2010                                       2.27
 5/14/2010                                       2.16
 5/17/2010                                       2.20
 5/18/2010                                       2.11
 5/19/2010                                       2.13
 5/20/2010                                       2.04
 5/21/2010                                       2.02
 5/24/2010                                       2.04
 5/25/2010                                       2.01
 5/26/2010                                       2.06
 5/27/2010                                       2.18
 5/28/2010                                       2.10
 5/31/2010                                       2.10
  6/1/2010                                       2.09
  6/2/2010                                       2.14
  6/3/2010                                       2.17
  6/4/2010                                       1.98
  6/7/2010                                       1.95
  6/8/2010                                       1.98
  6/9/2010                                       1.99
 6/10/2010                                       2.12
 6/11/2010                                       2.03
 6/14/2010                                       2.07
 6/15/2010                                       2.10
 6/16/2010                                       2.06
 6/17/2010                                       2.01
 6/18/2010                                       2.04
 6/21/2010                                       2.05
 6/22/2010                                       1.98
 6/23/2010                                       1.93
 6/24/2010                                       1.93
 6/25/2010                                       1.90
 6/28/2010                                       1.83
 6/29/2010                                       1.78
 6/30/2010                                       1.79
  7/1/2010                                       1.80
  7/2/2010                                       1.82
  7/5/2010                                       1.82
  7/6/2010                                       1.76
  7/7/2010                                       1.79
  7/8/2010                                       1.80
  7/9/2010                                       1.85
 7/12/2010                                       1.85
 7/13/2010                                       1.90
 7/14/2010                                       1.82
 7/15/2010                                       1.76
 7/16/2010                                       1.70
 7/19/2010                                       1.73
 7/20/2010                                       1.71
 7/21/2010                                       1.66
 7/22/2010                                       1.69
 7/23/2010                                       1.75
 7/26/2010                                       1.76
 7/27/2010                                       1.82
 7/28/2010                                       1.75
 7/29/2010                                       1.70
 7/30/2010                                       1.60
  8/2/2010                                       1.64
  8/3/2010                                       1.55
  8/4/2010                                       1.62
  8/5/2010                                       1.57
  8/6/2010                                       1.51
  8/9/2010                                       1.54
 8/10/2010                                       1.46
 8/11/2010                                       1.44
 8/12/2010                                       1.48
 8/13/2010                                       1.47
 8/16/2010                                       1.40
 8/17/2010                                       1.44
 8/18/2010                                       1.46
 8/19/2010                                       1.41
 8/20/2010                                       1.47
 8/23/2010                                       1.43
 8/24/2010                                       1.36
 8/25/2010                                       1.40
 8/26/2010                                       1.38
 8/27/2010                                       1.49
 8/30/2010                                       1.39
 8/31/2010                                       1.33
  9/1/2010                                       1.41
  9/2/2010                                       1.43
  9/3/2010                                       1.49
  9/6/2010                                       1.49
  9/7/2010                                       1.41
  9/8/2010                                       1.46
  9/9/2010                                       1.57
 9/10/2010                                       1.59
 9/13/2010                                       1.51
 9/14/2010                                       1.43
 9/15/2010                                       1.46
 9/16/2010                                       1.48
 9/17/2010                                       1.46
 9/20/2010                                       1.43
 9/21/2010                                       1.34
 9/22/2010                                       1.33
 9/23/2010                                       1.34
 9/24/2010                                       1.37
 9/27/2010                                       1.31
 9/28/2010                                       1.25
 9/29/2010                                       1.28
 9/30/2010                                       1.27
 10/1/2010                                       1.26
 10/4/2010                                       1.23
 10/5/2010                                       1.21
 10/6/2010                                       1.16
 10/7/2010                                       1.14
 10/8/2010                                       1.11
10/11/2010                                       1.11
10/12/2010                                       1.14
10/13/2010                                       1.13
10/14/2010                                       1.18
10/15/2010                                       1.20
10/18/2010                                       1.14
10/19/2010                                       1.11
10/20/2010                                       1.11
10/21/2010                                       1.15
10/22/2010                                       1.17
10/25/2010                                       1.20
10/26/2010                                       1.27
10/27/2010                                       1.34
10/28/2010                                       1.23
10/29/2010                                       1.17
 11/1/2010                                       1.17
 11/2/2010                                       1.15
 11/3/2010                                       1.11
 11/4/2010                                       1.04
 11/5/2010                                       1.10
 11/8/2010                                       1.13
 11/9/2010                                       1.27
11/10/2010                                       1.23
11/11/2010                                       1.23
11/12/2010                                       1.35
11/15/2010                                       1.51
11/16/2010                                       1.49
11/17/2010                                       1.49
11/18/2010                                       1.51
11/19/2010                                       1.54
11/22/2010                                       1.44
11/23/2010                                       1.40
11/24/2010                                       1.56
11/25/2010                                       1.56
11/26/2010                                       1.53
11/29/2010                                       1.51
11/30/2010                                       1.47
 12/1/2010                                       1.64
 12/2/2010                                       1.68
 12/3/2010                                       1.64
 12/6/2010                                       1.53
 12/7/2010                                       1.74
 12/8/2010                                       1.87
 12/9/2010                                       1.90
12/10/2010                                       1.98
12/13/2010                                       1.91
12/14/2010                                       2.08
12/15/2010                                       2.11
12/16/2010                                       2.06
12/17/2010                                       1.97
12/20/2010                                       1.99
12/21/2010                                       1.99
12/22/2010                                       2.02
12/23/2010                                       2.09
12/24/2010                                       2.09
12/27/2010                                       2.08
12/28/2010                                       2.18
12/29/2010                                       2.03
12/30/2010                                       2.06
12/31/2010                                       2.01
  1/3/2011                                       2.02
  1/4/2011                                       2.01
  1/5/2011                                       2.14
  1/6/2011                                       2.09
  1/7/2011                                       1.96
 1/10/2011                                       1.93
 1/11/2011                                       1.98
 1/12/2011                                       1.99
 1/13/2011                                       1.93
 1/14/2011                                       1.95
 1/17/2011                                       1.95
 1/18/2011                                       1.97
 1/19/2011                                       1.95
 1/20/2011                                       2.06
 1/21/2011                                       2.04
 1/24/2011                                       2.03
 1/25/2011                                       1.96
 1/26/2011                                       2.03
 1/27/2011                                       1.98
 1/28/2011                                       1.92
 1/31/2011                                       1.95
  2/1/2011                                       2.02
  2/2/2011                                       2.10
  2/3/2011                                       2.18
  2/4/2011                                       2.27
  2/7/2011                                       2.29
  2/8/2011                                       2.39
  2/9/2011                                       2.33
 2/10/2011                                       2.40
 2/11/2011                                       2.38
 2/14/2011                                       2.37
 2/15/2011                                       2.35
 2/16/2011                                       2.37
 2/17/2011                                       2.30
 2/18/2011                                       2.30
 2/21/2011                                       2.30
 2/22/2011                                       2.16
 2/23/2011                                       2.21
 2/24/2011                                       2.19
 2/25/2011                                       2.16
 2/28/2011                                       2.13
  3/1/2011                                       2.11
  3/2/2011                                       2.16
  3/3/2011                                       2.30
  3/4/2011                                       2.17
  3/7/2011                                       2.19
  3/8/2011                                       2.22
  3/9/2011                                       2.16
 3/10/2011                                       2.05
 3/11/2011                                       2.06
 3/14/2011                                       2.00
 3/15/2011                                       2.00
 3/16/2011                                       1.87
 3/17/2011                                       1.91
 3/18/2011                                       1.96
 3/21/2011                                       2.04
 3/22/2011                                       2.07
 3/23/2011                                       2.07
 3/24/2011                                       2.14
 3/25/2011                                       2.20
 3/28/2011                                       2.23
 3/29/2011                                       2.25
 3/30/2011                                       2.21
 3/31/2011                                       2.24
  4/1/2011                                       2.24
  4/4/2011                                       2.20
  4/5/2011                                       2.28
  4/6/2011                                       2.32
  4/7/2011                                       2.29
  4/8/2011                                       2.31
 4/11/2011                                       2.31
 4/12/2011                                       2.22
 4/13/2011                                       2.19
 4/14/2011                                       2.23
 4/15/2011                                       2.14
 4/18/2011                                       2.09
 4/19/2011                                       2.09
 4/20/2011                                       2.15
 4/21/2011                                       2.14
 4/22/2011                                       2.14
 4/25/2011                                       2.10
 4/26/2011                                       2.05
 4/27/2011                                       2.06
 4/28/2011                                       2.00
 4/29/2011                                       1.97
  5/2/2011                                       1.96
  5/3/2011                                       1.96
  5/4/2011                                       1.95
  5/5/2011                                       1.88
  5/6/2011                                       1.87
  5/9/2011                                       1.84
 5/10/2011                                       1.91
 5/11/2011                                       1.87
 5/12/2011                                       1.89
 5/13/2011                                       1.86
 5/16/2011                                       1.83
 5/17/2011                                       1.80
 5/18/2011                                       1.87
 5/19/2011                                       1.85
 5/20/2011                                       1.82
 5/23/2011                                       1.80
 5/24/2011                                       1.81
 5/25/2011                                       1.81
 5/26/2011                                       1.72
 5/27/2011                                       1.71
 5/30/2011                                       1.71
 5/31/2011                                       1.68
  6/1/2011                                       1.60
  6/2/2011                                       1.65
  6/3/2011                                       1.60
  6/6/2011                                       1.60
  6/7/2011                                       1.59
  6/8/2011                                       1.52
  6/9/2011                                       1.60
 6/10/2011                                       1.58
 6/13/2011                                       1.59
 6/14/2011                                       1.70
 6/15/2011                                       1.55
 6/16/2011                                       1.52
 6/17/2011                                       1.53
 6/20/2011                                       1.55
 6/21/2011                                       1.57
 6/22/2011                                       1.58
 6/23/2011                                       1.48
 6/24/2011                                       1.40
 6/27/2011                                       1.47
 6/28/2011                                       1.62
 6/29/2011                                       1.70
 6/30/2011                                       1.76
  7/1/2011                                       1.80
  7/4/2011                                       1.80
  7/5/2011                                       1.70
  7/6/2011                                       1.66
  7/7/2011                                       1.74
  7/8/2011                                       1.57
 7/11/2011                                       1.49
 7/12/2011                                       1.47
 7/13/2011                                       1.45
 7/14/2011                                       1.51
 7/15/2011                                       1.46
 7/18/2011                                       1.45
 7/19/2011                                       1.45
 7/20/2011                                       1.49
 7/21/2011                                       1.56
 7/22/2011                                       1.53
 7/25/2011                                       1.55
 7/26/2011                                       1.51
 7/27/2011                                       1.56
 7/28/2011                                       1.52
 7/29/2011                                       1.35
  8/1/2011                                       1.32
  8/2/2011                                       1.23
  8/3/2011                                       1.25
  8/4/2011                                       1.12
  8/5/2011                                       1.23
  8/8/2011                                       1.11
  8/9/2011                                       0.91
 8/10/2011                                       0.93
 8/11/2011                                       1.02
 8/12/2011                                       0.96
 8/15/2011                                       0.99
 8/16/2011                                       0.95
 8/17/2011                                       0.92
 8/18/2011                                       0.90
 8/19/2011                                       0.90
 8/22/2011                                       0.94
 8/23/2011                                       0.95
 8/24/2011                                       1.05
 8/25/2011                                       0.98
 8/26/2011                                       0.94
 8/29/2011                                       0.99
 8/30/2011                                       0.94
 8/31/2011                                       0.96
  9/1/2011                                       0.90
  9/2/2011                                       0.88
  9/5/2011                                       0.88
  9/6/2011                                       0.88
  9/7/2011                                       0.92
  9/8/2011                                       0.88
  9/9/2011                                       0.81
 9/12/2011                                       0.87
 9/13/2011                                       0.89
 9/14/2011                                       0.91
 9/15/2011                                       0.95
 9/16/2011                                       0.94
 9/19/2011                                       0.85
 9/20/2011                                       0.85
 9/21/2011                                       0.88
 9/22/2011                                       0.79
 9/23/2011                                       0.89
 9/26/2011                                       0.92
 9/27/2011                                       0.97
 9/28/2011                                       0.99
 9/29/2011                                       0.98
 9/30/2011                                       0.96
 10/3/2011                                       0.87
 10/4/2011                                       0.90
 10/5/2011                                       0.96
 10/6/2011                                       1.01
 10/7/2011                                       1.08
10/10/2011                                       1.08
10/11/2011                                       1.14
10/12/2011                                       1.17
10/13/2011                                       1.11
10/14/2011                                       1.12
10/17/2011                                       1.08
10/18/2011                                       1.07
10/19/2011                                       1.05
10/20/2011                                       1.07
10/21/2011                                       1.08
10/24/2011                                       1.10
10/25/2011                                       1.01
10/26/2011                                       1.09
10/27/2011                                       1.20
10/28/2011                                       1.13
10/31/2011                                       0.99
 11/1/2011                                       0.90
 11/2/2011                                       0.89
 11/3/2011                                       0.91
 11/4/2011                                       0.88
 11/7/2011                                       0.88
 11/8/2011                                       0.92
 11/9/2011                                       0.88
11/10/2011                                       0.90
11/11/2011                                       0.90
11/14/2011                                       0.91
11/15/2011                                       0.93
11/16/2011                                       0.90
11/17/2011                                       0.88
11/18/2011                                       0.94
11/21/2011                                       0.92
11/22/2011                                       0.91
11/23/2011                                       0.88
11/24/2011                                       0.88
11/25/2011                                       0.93
11/28/2011                                       0.91
11/29/2011                                       0.93
11/30/2011                                       0.96
 12/1/2011                                       0.97
 12/2/2011                                       0.92
 12/5/2011                                       0.93
 12/6/2011                                       0.94
 12/7/2011                                       0.89
 12/8/2011                                       0.86
 12/9/2011                                       0.89
12/12/2011                                       0.87
12/13/2011                                       0.85
12/14/2011                                       0.86
12/15/2011                                       0.86
12/16/2011                                       0.81
12/19/2011                                       0.82
12/20/2011                                       0.88
12/21/2011                                       0.91
12/22/2011                                       0.91
12/23/2011                                       0.97
12/26/2011                                       0.97
12/27/2011                                       0.96
12/28/2011                                       0.91
12/29/2011                                       0.88
12/30/2011                                       0.83
  1/2/2012                                       0.83
  1/3/2012                                       0.89
  1/4/2012                                       0.89
  1/5/2012                                       0.88
  1/6/2012                                       0.86
  1/9/2012                                       0.85
 1/10/2012                                       0.86
 1/11/2012                                       0.82
 1/12/2012                                       0.84
 1/13/2012                                       0.80
 1/16/2012                                       0.80
 1/17/2012                                       0.79
 1/18/2012                                       0.82
 1/19/2012                                       0.87
 1/20/2012                                       0.91
 1/23/2012                                       0.93
 1/24/2012                                       0.92
 1/25/2012                                       0.81
 1/26/2012                                       0.77
 1/27/2012                                       0.75
 1/30/2012                                       0.73
 1/31/2012                                       0.71

                     [END CHART]

            SOURCE: FEDERAL RESERVE BOARD

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    The Fund's underperformance during the reporting period was due largely to its underweight in U.S. Treasuries. As we have noted over the years, U.S. Treasury securities have never played a large part in the portfolio. Instead, we use our credit expertise and ability to analyze debt securities, including structured securities, to maximize income while maintaining an acceptable level of price volatility. This strategy has added value over the long term. However, U.S. Treasuries outperformed during the reporting period as investors sought safety in U.S. assets and the Fed initiated Operation Twist.

    Diversification does not guarantee a profit or prevent a loss.

================================================================================

4  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    In addition, the portfolio was overweight in corporate bonds, which performed well during the reporting period. The Fund also benefited from its investments in high-quality tax-exempt and taxable municipal bonds, which we purchased earlier in 2011 with the help of our tax-exempt (municipal) bond team. Although municipal finances are under stress, most states and municipalities are taking action to reduce expenses and raise revenue. Municipal defaults are rare, and we do not expect that to change significantly. The Fund's holdings appreciated as the tax-exempt market rallied during the reporting period.

    We continued to rely on our research analysts to help us identify attractive opportunities. This experienced team also continued to analyze and monitor every holding in the Fund. As always, we remain committed to building a high-quality portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

o   WHAT IS THE OUTLOOK?

    At the end of the reporting period, the U.S. economy was showing signs of improvement. Although we expect the slow-growth recovery to continue, economic conditions are likely to remain weak. The Fed has said it intends to keep short-term interest rates low through 2014, which has led to speculation about a third round of quantitative easing.

    Although the bond market has generated strong returns in recent years, we believe fixed income has returned to its traditional role as an income-accumulation vehicle. In the future, shareholders should expect the majority of their return to come from the income provided by the Fund.

    We appreciate the opportunity to help you with your investment needs. Thank you for your continued confidence.

    As interest rates rise, existing bond prices fall.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND SHARES (Symbol: USIBX)

--------------------------------------------------------------------------------
                                        1/31/12                    7/31/11
--------------------------------------------------------------------------------
Net Assets                          $1,895.6 Million           $1,731.6 Million
Net Asset Value Per Share                $10.55                      $10.60
Dollar-Weighted Average
Portfolio Maturity(+)                   6.0 Years                   6.4 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
7/31/11 to 1/31/12*             1 Year             5 Years              10 Years
     2.16%                      6.92%               7.11%                5.97%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
     1 Year                          5 Years                            10 Years
     6.35%                            6.73%                              5.82%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/11**
--------------------------------------------------------------------------------
     Before Reimbursement   0.72%               After Reimbursement   0.65%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.65% OF THE FUND SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2012.

THESE BEFORE AND AFTER REIMBURSEMENT ESTIMATED EXPENSE RATIOS ARE REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2011. THE BEFORE AND AFTER EXPENSE RATIOS MAY DIFFER FROM THE FUND SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

6  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JANUARY 31, 2012

--------------------------------------------------------------------------------
             TOTAL RETURN       =    DIVIDEND RETURN      +       PRICE CHANGE
--------------------------------------------------------------------------------
10 Years        5.97%           =         5.56%           +          0.42%
5 Years         7.11%           =         6.01%           +          1.10%
1 Year          6.92%           =         5.48%           +          1.44%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JANUARY 31, 2003 -- JANUARY 31, 2012

        [CHART OF TOTAL RETURN, DIVIDEND RETURN & CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                TOTAL RETURN        DIVIDEND RETURN        CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
1/31/2003            5.70%               6.29%                      -0.59%
1/31/2004            8.02%               5.04%                       2.98%
1/31/2005            3.65%               4.62%                      -0.97%
1/31/2006            2.09%               4.62%                      -2.53%
1/31/2007            4.92%               5.02%                      -0.10%
1/31/2008            4.20%               5.30%                      -1.10%
1/31/2009          -15.58%               5.07%                     -20.65%
1/31/2010           34.12%               8.61%                      25.51%
1/31/2011           11.73%               6.04%                       5.69%
1/31/2012            6.92%               5.48%                       1.44%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INTERMEDIATE-TERM      BARCLAYS CAPITAL U.S.      LIPPER INTERMEDIATE INVESTMENT
                      BOND FUND SHARES          AGGREGATE BOND INDEX             GRADE FUNDS INDEX
 1/31/2002               $10,000.00                  $10,000.00                     $10,000.00
 2/28/2002                10,022.49                   10,096.91                      10,096.65
 3/31/2002                 9,933.47                    9,928.94                       9,921.45
 4/30/2002                10,029.57                   10,121.48                      10,100.42
 5/31/2002                10,103.37                   10,207.48                      10,183.33
 6/30/2002                10,092.28                   10,295.74                      10,176.76
 7/31/2002                 9,968.18                   10,419.98                      10,217.17
 8/31/2002                10,223.23                   10,595.91                      10,414.08
 9/30/2002                10,415.09                   10,767.51                      10,527.71
10/31/2002                10,216.78                   10,718.47                      10,487.34
11/30/2002                10,246.01                   10,715.62                      10,537.19
12/31/2002                10,532.40                   10,936.96                      10,751.62
 1/31/2003                10,569.58                   10,946.30                      10,785.24
 2/28/2003                10,753.45                   11,097.75                      10,939.03
 3/31/2003                10,765.36                   11,089.20                      10,940.11
 4/30/2003                10,938.26                   11,180.71                      11,067.98
 5/31/2003                11,241.49                   11,389.17                      11,274.39
 6/30/2003                11,253.42                   11,366.57                      11,271.66
 7/31/2003                10,932.53                   10,984.43                      10,891.60
 8/31/2003                10,965.86                   11,057.36                      10,974.46
 9/30/2003                11,277.85                   11,350.05                      11,269.54
10/31/2003                11,204.34                   11,244.20                      11,189.99
11/30/2003                11,222.18                   11,271.13                      11,219.54
12/31/2003                11,331.64                   11,385.83                      11,333.65
 1/31/2004                11,417.17                   11,477.43                      11,423.77
 2/29/2004                11,525.63                   11,601.67                      11,534.73
 3/31/2004                11,601.39                   11,688.55                      11,617.83
 4/30/2004                11,369.24                   11,384.46                      11,338.68
 5/31/2004                11,297.54                   11,338.85                      11,283.07
 6/30/2004                11,340.18                   11,402.93                      11,335.66
 7/31/2004                11,430.87                   11,515.96                      11,442.06
 8/31/2004                11,619.01                   11,735.63                      11,648.11
 9/30/2004                11,663.02                   11,767.47                      11,678.59
10/31/2004                11,752.00                   11,866.15                      11,770.63
11/30/2004                11,661.35                   11,771.50                      11,697.06
12/31/2004                11,778.41                   11,879.82                      11,818.72
 1/31/2005                11,832.51                   11,954.41                      11,882.56
 2/28/2005                11,785.44                   11,883.84                      11,832.18
 3/31/2005                11,725.84                   11,822.81                      11,762.16
 4/30/2005                11,880.03                   11,982.82                      11,906.88
 5/31/2005                11,981.79                   12,112.46                      12,031.90
 6/30/2005                12,062.74                   12,178.51                      12,102.48
 7/31/2005                11,955.64                   12,067.64                      12,007.95
 8/31/2005                12,107.95                   12,222.34                      12,158.21
 9/30/2005                12,002.96                   12,096.44                      12,034.90
10/31/2005                11,927.01                   12,000.71                      11,935.79
11/30/2005                11,986.10                   12,053.78                      11,979.48
12/31/2005                12,095.90                   12,168.38                      12,088.54
 1/31/2006                12,079.76                   12,169.07                      12,103.92
 2/28/2006                12,116.26                   12,209.47                      12,139.64
 3/31/2006                12,035.66                   12,089.66                      12,022.30
 4/30/2006                11,998.26                   12,067.74                      12,005.62
 5/31/2006                11,999.95                   12,054.86                      11,992.56
 6/30/2006                12,016.15                   12,080.42                      12,005.39
 7/31/2006                12,161.51                   12,243.77                      12,171.95
 8/31/2006                12,347.96                   12,431.20                      12,354.92
 9/30/2006                12,487.58                   12,540.40                      12,458.32
10/31/2006                12,573.87                   12,623.35                      12,542.47
11/30/2006                12,726.84                   12,769.80                      12,687.74
12/31/2006                12,663.81                   12,695.69                      12,628.32
 1/31/2007                12,674.57                   12,690.48                      12,615.49
 2/28/2007                12,880.65                   12,886.17                      12,819.75
 3/31/2007                12,871.88                   12,886.56                      12,815.33
 4/30/2007                12,950.13                   12,956.05                      12,879.83
 5/31/2007                12,837.12                   12,857.86                      12,770.59
 6/30/2007                12,807.47                   12,819.82                      12,718.54
 7/31/2007                12,825.03                   12,926.76                      12,788.69
 8/31/2007                12,924.66                   13,085.20                      12,904.07
 9/30/2007                13,015.49                   13,184.46                      13,042.22
10/31/2007                13,096.81                   13,302.90                      13,127.79
11/30/2007                13,171.51                   13,542.13                      13,297.58
12/31/2007                13,149.76                   13,580.16                      13,313.70
 1/31/2008                13,207.45                   13,808.29                      13,535.81
 2/29/2008                13,108.91                   13,827.45                      13,468.12
 3/31/2008                13,030.65                   13,874.63                      13,328.69
 4/30/2008                13,008.57                   13,845.63                      13,398.21
 5/31/2008                13,045.22                   13,744.11                      13,293.21
 6/30/2008                12,943.26                   13,733.00                      13,182.75
 7/31/2008                12,814.60                   13,721.79                      13,056.24
 8/31/2008                12,812.79                   13,852.02                      13,134.40
 9/30/2008                12,308.32                   13,665.97                      12,725.54
10/31/2008                11,457.55                   13,343.39                      12,251.95
11/30/2008                11,238.14                   13,777.72                      12,231.78
12/31/2008                11,111.42                   14,291.75                      12,686.81
 1/31/2009                11,151.74                   14,165.65                      12,667.59
 2/28/2009                11,077.67                   14,112.18                      12,525.77
 3/31/2009                11,303.44                   14,308.36                      12,762.58
 4/30/2009                11,574.25                   14,376.77                      12,982.88
 5/31/2009                12,355.73                   14,481.05                      13,294.00
 6/30/2009                12,707.77                   14,563.42                      13,453.85
 7/31/2009                13,166.80                   14,798.32                      13,843.91
 8/31/2009                13,587.12                   14,951.55                      14,041.63
 9/30/2009                14,032.01                   15,108.61                      14,298.68
10/31/2009                14,286.38                   15,183.21                      14,428.86
11/30/2009                14,489.03                   15,379.78                      14,607.28
12/31/2009                14,540.15                   15,139.37                      14,501.16
 1/31/2010                14,953.89                   15,370.64                      14,763.13
 2/28/2010                15,056.86                   15,428.04                      14,837.53
 3/31/2010                15,286.60                   15,409.07                      14,920.32
 4/30/2010                15,580.00                   15,569.47                      15,127.36
 5/31/2010                15,402.95                   15,700.48                      15,133.81
 6/30/2010                15,542.53                   15,946.69                      15,377.97
 7/31/2010                15,835.84                   16,116.82                      15,590.57
 8/31/2010                16,107.38                   16,324.21                      15,825.27
 9/30/2010                16,339.35                   16,341.60                      15,918.94
10/31/2010                16,583.96                   16,399.79                      16,015.07
11/30/2010                16,542.50                   16,305.53                      15,889.15
12/31/2010                16,496.12                   16,129.70                      15,750.76
 1/31/2011                16,708.28                   16,148.47                      15,833.95
 2/28/2011                16,846.97                   16,188.87                      15,898.65
 3/31/2011                16,925.80                   16,197.81                      15,917.49
 4/30/2011                17,199.94                   16,403.42                      16,153.05
 5/31/2011                17,403.19                   16,617.49                      16,323.79
 6/30/2011                17,265.75                   16,568.84                      16,244.39
 7/31/2011                17,487.16                   16,831.75                      16,471.87
 8/31/2011                17,316.04                   17,077.66                      16,540.27
 9/30/2011                17,165.81                   17,201.90                      16,501.86
10/31/2011                17,405.52                   17,220.38                      16,639.08
11/30/2011                17,329.83                   17,205.44                      16,532.22
12/31/2011                17,542.64                   17,394.54                      16,740.16
 1/31/2012                17,864.24                   17,547.27                      17,026.11

                                   [END CHART]

         Data from 1/31/02 to 1/31/12.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

The graph on page 8 illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Shares to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index, formerly known as the Lehman Brothers U.S. Aggregate Bond Index, covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o The unmanaged Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA INTERMEDIATE-TERM BOND FUND INSTITUTIONAL SHARES* (Symbol: UIITX)

--------------------------------------------------------------------------------
                                       1/31/12                      7/31/11
--------------------------------------------------------------------------------
Net Assets                         $237.3 Million               $194.9 Million
Net Asset Value Per Share             $10.55                       $10.60

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
7/31/11 to 1/31/12**               1 Year                Since Inception 8/01/08
       2.21%                       7.08%                         10.13%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
1 Year                                                   Since Inception 8/01/08
6.51%                                                             9.81%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 7/31/11***
--------------------------------------------------------------------------------
                                    0.55%

*The USAA Intermediate-Term Bond Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are currently offered for sale only to the USAA Target Retirement Funds or through a USAA managed account program and not to the general public.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA INTERMEDIATE-TERM BOND     LIPPER INTERMEDIATE INVESTMENT     BARCLAYS CAPITAL U.S.
                FUND INSTITUTIONAL SHARES           GRADE FUNDS INDEX             AGGREGATE BOND INDEX
 7/31/2008             $10,000.00                       $10,000.00                     $10,000.00
 8/31/2008               9,995.51                        10,059.87                      10,094.91
 9/30/2008               9,603.48                         9,746.71                       9,959.32
10/31/2008               8,941.32                         9,383.98                       9,724.23
11/30/2008               8,771.29                         9,368.53                      10,040.76
12/31/2008               8,673.92                         9,717.05                      10,415.37
 1/31/2009               8,706.83                         9,702.33                      10,323.47
 2/28/2009               8,650.28                         9,593.70                      10,284.50
 3/31/2009               8,827.96                         9,775.08                      10,427.47
 4/30/2009               9,040.93                         9,943.81                      10,477.33
 5/31/2009               9,652.88                        10,182.10                      10,553.32
 6/30/2009               9,929.45                        10,304.54                      10,613.35
 7/31/2009              10,289.85                        10,603.29                      10,784.54
 8/31/2009              10,619.91                        10,754.73                      10,896.20
 9/30/2009              10,969.35                        10,951.61                      11,010.66
10/31/2009              11,170.03                        11,051.31                      11,065.03
11/30/2009              11,330.16                        11,187.97                      11,208.28
12/31/2009              11,372.15                        11,106.69                      11,033.08
 1/31/2010              11,697.42                        11,307.34                      11,201.62
 2/28/2010              11,779.67                        11,364.32                      11,243.45
 3/31/2010              11,949.41                        11,427.73                      11,229.63
 4/30/2010              12,193.02                        11,586.31                      11,346.52
 5/31/2010              12,056.28                        11,591.25                      11,442.00
 6/30/2010              12,167.42                        11,778.25                      11,621.43
 7/31/2010              12,399.31                        11,941.09                      11,745.42
 8/31/2010              12,613.98                        12,120.85                      11,896.55
 9/30/2010              12,797.73                        12,192.59                      11,909.23
10/31/2010              12,991.56                        12,266.22                      11,951.63
11/30/2010              12,961.30                        12,169.77                      11,882.94
12/31/2010              12,927.37                        12,063.78                      11,754.80
 1/31/2011              13,095.80                        12,127.49                      11,768.48
 2/28/2011              13,206.52                        12,177.05                      11,797.92
 3/31/2011              13,270.59                        12,191.48                      11,804.44
 4/30/2011              13,474.89                        12,371.90                      11,954.28
 5/31/2011              13,649.11                        12,502.68                      12,110.29
 6/30/2011              13,543.40                        12,441.86                      12,074.83
 7/31/2011              13,719.22                        12,616.09                      12,266.44
 8/31/2011              13,587.05                        12,668.48                      12,445.65
 9/30/2011              13,470.14                        12,639.06                      12,536.18
10/31/2011              13,659.14                        12,744.16                      12,549.65
11/30/2011              13,600.79                        12,662.31                      12,538.76
12/31/2011              13,769.00                        12,821.58                      12,676.57
 1/31/2012              14,022.39                        13,040.59                      12,787.88

                                   [END CHART]

      Data from 7/31/08 through 1/31/12.*

      See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Institutional Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper Intermediate Investment Grade Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA INTERMEDIATE-TERM BOND FUND ADVISER SHARES* (Symbol: UITBX)

--------------------------------------------------------------------------------
                                       1/31/12                      7/31/11
--------------------------------------------------------------------------------
Net Assets                         $6.6 Million                 $6.1 Million
Net Asset Value Per Share             $10.55                       $10.60

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 1/31/12
--------------------------------------------------------------------------------
7/31/11 to 1/31/12**               1 Year                Since Inception 8/01/10
       2.00%                       6.70%                         8.10%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
1 Year                                                   Since Inception 8/01/10
6.13%                                                             7.24%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/11***
--------------------------------------------------------------------------------
Before Reimbursement    1.70%                       After Reimbursement    0.95%

*The USAA Intermediate-Term Bond Fund Adviser Shares commenced operations on August 1, 2010.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.95% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2012. THESE BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED DECEMBER 1, 2011. BEFORE AND AFTER EXPENSE RATIOS MAY DIFFER FROM THE ADVISER SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INTERMEDIATE-TERM       LIPPER INTERMEDIATE INVESTMENT        BARCLAYS CAPITAL U.S.
                  BOND FUND ADVISER SHARES             GRADE FUNDS INDEX              AGGREGATE BOND INDEX
 7/31/2010              $10,000.00                      $10,000.00                         $10,000.00
 8/31/2010               10,167.97                       10,150.54                          10,128.67
 9/30/2010               10,321.93                       10,210.62                          10,139.47
10/31/2010               10,473.75                       10,272.28                          10,175.57
11/30/2010               10,444.97                       10,191.51                          10,117.09
12/31/2010               10,402.80                       10,102.74                          10,007.99
 1/31/2011               10,534.01                       10,156.10                          10,019.64
 2/28/2011               10,629.23                       10,197.61                          10,044.70
 3/31/2011               10,666.05                       10,209.68                          10,050.25
 4/30/2011               10,836.23                       10,360.78                          10,177.83
 5/31/2011               10,961.69                       10,470.30                          10,310.65
 6/30/2011               10,882.66                       10,419.36                          10,280.46
 7/31/2011               11,019.42                       10,565.27                          10,443.59
 8/31/2011               10,898.39                       10,609.15                          10,596.17
 9/30/2011               10,800.87                       10,584.51                          10,673.26
10/31/2011               10,949.26                       10,672.52                          10,684.72
11/30/2011               10,909.42                       10,603.98                          10,675.45
12/31/2011               11,040.42                       10,737.36                          10,792.78
 1/31/2012               11,240.16                       10,920.77                          10,887.55

                                   [END CHART]

      Data from 7/31/10 to 1/31/12.*

      See page 9 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Capital U.S. Aggregate Bond Index and the Lipper Intermediate Investment Grade Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o PORTFOLIO RATINGS MIX -- 1/31/2012 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA*                                                                       15.1%
AA                                                                          8.2%
A                                                                          18.7%
BBB                                                                        44.1%
BELOW INVESTMENT-GRADE                                                      9.3%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                         4.5%
UNRATED                                                                     0.1%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), Dominion Bond Rating Service Ltd. (Dominion), or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. Government are not rated but are treated as AAA for credit quality purposes. Securities included in the SHORT-TERM INVESTMENT GRADE ratings category are those that are ranked in the top two short term credit ratings for the respective rating agency, (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). The below investment-grade category includes both long-term and short-term securities. Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 17-42.

*As of August 5, 2011, Standard & Poor's Ratings has downgraded U.S. Government securities from AAA to AA+.

================================================================================

14  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                         o PORTFOLIO MIX -- 1/31/2012 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                     52.8%
COMMERCIAL MORTGAGE SECURITIES                                            18.2%
EURODOLLAR AND YANKEE OBLIGATIONS                                          9.6%
MUNICIPAL BONDS                                                            5.9%
COMMERCIAL PAPER                                                           4.4%
ASSET-BACKED SECURITIES                                                    4.1%
PREFERRED SECURITIES                                                       3.1%
U.S. GOVERNMENT AGENCY ISSUES                                              1.2%
U.S. TREASURY SECURITIES                                                   0.5%

                                   [END CHART]

        Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                               FOR                       VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                  6,660,811,393                    63,843,596
Daniel S. McNamara                6,665,041,690                    59,613,299
Robert L. Mason, Ph.D.            6,673,454,396                    51,200,593
Michael F. Reimherr               6,655,017,938                    69,637,051
Paul L. McNamara                  6,652,482,258                    72,172,731
Barbara B. Ostdiek, Ph.D.         6,650,120,137                    74,534,852

================================================================================

16  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (52.8%)

            CONSUMER DISCRETIONARY (1.1%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.1%)
$    1,000  AutoZone, Inc.                                       5.75%         1/15/2015           $    1,109
                                                                                                   ----------
            BROADCASTING (0.1%)
     1,000  Sinclair Television Group, Inc.(a)                   9.25         11/01/2017                1,115
                                                                                                   ----------
            CABLE & SATELLITE (0.1%)
         3  Charter Communications Operating, LLC, Term B1(b)    2.27          3/06/2014                    3
       855  Charter Communications Operating, LLC, Term C(b)     3.83          9/06/2016                  852
     1,000  Comcast Corp.                                        6.50          1/15/2017                1,193
     1,000  Time Warner Cable, Inc.                              8.25          2/14/2014                1,135
                                                                                                   ----------
                                                                                                        3,183
                                                                                                   ----------
            CATALOG RETAIL (0.1%)
     1,000  QVC, Inc.(a)                                         7.13          4/15/2017                1,076
     1,000  QVC, Inc.(a)                                         7.38         10/15/2020                1,098
                                                                                                   ----------
                                                                                                        2,174
                                                                                                   ----------
            DEPARTMENT STORES (0.2%)
     2,000  Federated Retail Holdings, Inc.                      5.90         12/01/2016                2,312
     2,000  Macy's Retail Holdings, Inc.                         7.45          7/15/2017                2,443
                                                                                                   ----------
                                                                                                        4,755
                                                                                                   ----------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
     2,000  Starwood Hotels & Resorts Worldwide, Inc.            7.88         10/15/2014                2,265
                                                                                                   ----------
            HOUSEHOLD APPLIANCES (0.1%)
     1,000  Whirlpool Corp.                                      7.75          7/15/2016                1,137
                                                                                                   ----------
            LEISURE PRODUCTS (0.1%)
     2,000  Hasbro, Inc.                                         6.13          5/15/2014                2,178
                                                                                                   ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
     1,000  Service Corp. International                          7.63         10/01/2018                1,155
     2,000  Service Corp. International                          7.00          5/15/2019                2,170
                                                                                                   ----------
                                                                                                        3,325
                                                                                                   ----------
            SPECIALTY STORES (0.1%)
     2,000  Staples, Inc.                                        9.75          1/15/2014                2,293
                                                                                                   ----------
            Total Consumer Discretionary                                                               23,534
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            CONSUMER STAPLES (0.7%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
$    2,000  Cargill, Inc.(a)                                     6.00%        11/27/2017           $    2,371
                                                                                                   ----------
            DRUG RETAIL (0.5%)
    10,000  CVS Pass-Through Trust(a)                            5.93          1/10/2034               10,638
                                                                                                   ----------
            PACKAGED FOODS & MEAT (0.0%)
     1,000  B&G Foods, Inc.(b)                                   4.50         11/30/2018                1,004
                                                                                                   ----------
            SOFT DRINKS (0.1%)
     1,000  Coca-Cola Co.                                        1.80          9/01/2016                1,031
                                                                                                   ----------
            Total Consumer Staples                                                                     15,044
                                                                                                   ----------
            ENERGY (8.1%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
     2,500  Peabody Energy Corp.(a)                              6.00         11/15/2018                2,588
                                                                                                   ----------
            INTEGRATED OIL & GAS (0.2%)
     2,000  Hess Corp.                                           8.13          2/15/2019                2,604
     1,000  Polar Tankers, Inc.(a)                               5.95          5/10/2037                1,179
                                                                                                   ----------
                                                                                                        3,783
                                                                                                   ----------
            OIL & GAS DRILLING (0.3%)
     2,000  Nabors Industries, Inc.                              9.25          1/15/2019                2,530
     2,872  QGOG Atlantic/Alaskan Rigs Ltd.(a)                   5.25          7/30/2018                2,930
                                                                                                   ----------
                                                                                                        5,460
                                                                                                   ----------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
     2,000  Exterran Holdings, Inc.                              7.25         12/01/2018                1,910
     2,000  SEACOR Holdings, Inc.(c)                             5.88         10/01/2012                2,044
     1,000  SEACOR Holdings, Inc.                                7.38         10/01/2019                1,066
     2,000  SESI, LLC(a)                                         7.13         12/15/2021                2,175
                                                                                                   ----------
                                                                                                        7,195
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.8%)
     8,000  Anadarko Petroleum Corp.                             6.38          9/15/2017                9,474
     3,000  Chesapeake Energy Corp.                              6.63          8/15/2020                3,030
     1,208  Denbury Resources, Inc.                              9.75          3/01/2016                1,356
     4,000  Denbury Resources, Inc.                              6.38          8/15/2021                4,350
     2,000  Devon Energy Corp.                                   6.30          1/15/2019                2,471
     1,000  EQT Corp.                                            8.13          6/01/2019                1,174
     2,000  Equitable Resources Foundation, Inc.                 6.50          4/01/2018                2,266
     3,000  Newfield Exploration Co.                             6.88          2/01/2020                3,225
     2,000  Newfield Exploration Co.                             5.75          1/30/2022                2,135
     2,000  Noble Energy, Inc.                                   8.25          3/01/2019                2,536
       900  QEP Resources, Inc.                                  6.80          3/01/2020                  959

================================================================================

18  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    5,000  QEP Resources, Inc.                                   6.88%        3/01/2021           $    5,437
     1,000  Range Resources Corp.                                 8.00         5/15/2019                1,108
                                                                                                   ----------
                                                                                                       39,521
                                                                                                   ----------
            OIL & GAS REFINING & MARKETING (0.3%)
     1,000  Citgo Petroleum Corp.(a)                             11.50         7/01/2017                1,127
     2,000  Motiva Enterprises, LLC(a)                            5.75         1/15/2020                2,343
     1,000  Sunoco, Inc.                                          9.63         4/15/2015                1,121
     1,000  Tesoro Corp.                                          6.63        11/01/2015                1,028
                                                                                                   ----------
                                                                                                        5,619
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (5.1%)
       250  Buckeye Partners, LP                                  5.13         7/01/2017                  269
     1,000  DCP Midstream, LLC(a)                                 9.70        12/01/2013                1,133
     1,000  Duke Capital Corp., LLC                               5.50         3/01/2014                1,066
     1,000  Duke Capital Corp., LLC                               8.00        10/01/2019                1,278
     1,000  El Paso Corp.                                         6.50         9/15/2020                1,098
     2,000  El Paso Energy Corp.(a),(c)                           5.90         4/01/2017                2,294
     2,000  El Paso Pipeline Partners Operating, LLC              6.50         4/01/2020                2,244
     5,000  El Paso Pipeline Partners Operating, LLC              5.00        10/01/2021                5,257
    19,000  Enbridge Energy Partners, LP                          8.05        10/01/2037               20,489
     1,000  Energy Transfer Partners, LP                          6.00         7/01/2013                1,063
     1,000  Energy Transfer Partners, LP                          9.70         3/15/2019                1,266
     1,000  Enterprise Products Operating, LP                     8.38         8/01/2066                1,081
     5,000  Enterprise Products Operating, LP                     7.00         6/01/2067                4,948
     3,550  Enterprise Products Operating, LP                     7.03         1/15/2068                3,759
     2,000  Gulf South Pipeline Co., LP(a)                        5.75         8/15/2012                2,040
     2,000  Kaneb Pipe Line Operating Partnership, LP             5.88         6/01/2013                2,096
     2,405  Kinder Morgan Finance Co.                             5.70         1/05/2016                2,507
     6,000  NGPL PipeCo, LLC(a)                                   6.51        12/15/2012                5,780
     2,000  NGPL PipeCo, LLC(c)                                   7.12        12/15/2017                1,787
     5,000  NuStar Logistics, LP                                  4.80         9/01/2020                5,240
     2,000  Oneok Partners, LP                                    8.63         3/01/2019                2,575
     1,000  Plains All American Pipeline, LP                      8.75         5/01/2019                1,290
     1,000  Rockies Express Pipeline, LLC(a)                      3.90         4/15/2015                  990
     2,000  Sabine Pass LNG, LP(c)                                7.25        11/30/2013                2,080
     3,000  Southeast Supply Header(a)                            4.85         8/15/2014                3,198
    16,000  Southern Union Co.                                    3.45(d)     11/01/2066               15,320
     1,000  Spectra Energy Capital, LLC                           5.90         9/15/2013                1,066
     2,000  Sunoco Logistics Partners Operations, LP              8.75         2/15/2014                2,229
     3,000  Targa Resources Partners, LP(a)                       6.88         2/01/2021                3,143
     1,000  Tennessee Gas Pipeline Co.                            8.00         2/01/2016                1,177
     2,000  Tennessee Gas Pipeline Co.                            7.00        10/15/2028                2,297
       500  Transcontinental Gas Pipeline Corp.                   8.88         7/15/2012                  518
     1,000  Valero Logistics Operations, LP                       6.05         3/15/2013                1,046

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    5,000  Western Gas Partners, LP                             5.38%         6/01/2021           $    5,297
                                                                                                   ----------
                                                                                                      108,921
                                                                                                   ----------
            Total Energy                                                                              173,087
                                                                                                   ----------
            FINANCIALS (23.1%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     2,000  Mellon Bank, N.A.                                    5.45          4/01/2016                2,231
    10,000  State Street Capital Trust IV                        1.55(d)       6/15/2037                6,795
                                                                                                   ----------
                                                                                                        9,026
                                                                                                   ----------
            CONSUMER FINANCE (0.7%)
     8,000  American Express Co.                                 6.80          9/01/2066                8,110
     2,000  American General Finance Corp.                       4.88          7/15/2012                1,963
     1,000  American Honda Finance Corp.(a)                      6.70         10/01/2013                1,076
       965  Capital One Financial Corp.                          7.69          8/15/2036                  978
     1,000  ERAC USA Finance Co.(a)                              6.20         11/01/2016                1,134
     1,266  General Motors Acceptance Corp.                      6.88          8/28/2012                1,288
                                                                                                   ----------
                                                                                                       14,549
                                                                                                   ----------
            DIVERSIFIED BANKS (0.5%)
     1,000  Comerica Bank                                        5.20          8/22/2017                1,096
     1,000  Emigrant Bancorp, Inc.(a)                            6.25          6/15/2014                  903
     2,000  First Union National Bank, Florida                   6.18          2/15/2036                2,257
     3,000  First Union National Bank, North Carolina            6.18          2/15/2036                3,385
     2,500  USB Realty Corp.(a)                                  1.72(d)               -(e)             1,919
                                                                                                   ----------
                                                                                                        9,560
                                                                                                   ----------
            INVESTMENT BANKING & BROKERAGE (0.3%)
     6,569  Schwab Capital Trust I                               7.50         11/15/2037                6,691
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (3.7%)
     2,000  Forethought Financial Group(a)                       8.63          4/15/2021                2,034
    11,500  Great-West Life & Annuity Insurance Co.(a)           7.15          5/16/2046               11,443
     3,000  Jackson National Life Global Funding(a)              5.38          5/08/2013                3,134
    12,018  Lincoln National Corp.                               7.00          5/17/2066               11,477
     5,000  MetLife Capital Trust X(a)                           9.25          4/08/2038                5,938
     8,000  MetLife, Inc.                                        6.40         12/15/2036                7,835
     1,000  Ohio National Financial Services, Inc.(a)            6.38          4/30/2020                1,144
     2,000  Ohio National Financial Services, Inc.(a)            6.63          5/01/2031                2,295
     3,000  Principal Financial Global Fund, LLC                 1.10(d)       1/10/2031                2,463
     2,000  Prudential Financial, Inc.                           6.00         12/01/2017                2,285
     3,000  Prudential Financial, Inc.                           8.88          6/15/2038                3,615
     5,000  Prudential Holdings, LLC(a)                          7.25         12/18/2023                5,831
    19,471  StanCorp Financial Group, Inc.                       6.90          6/01/2067               17,781
     2,000  Travelers Life & Annuity(a)                          5.13          8/15/2014                2,182
                                                                                                   ----------
                                                                                                       79,457
                                                                                                   ----------

================================================================================

20 | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            MULTI-LINE INSURANCE (1.7%)
$    2,000  American International Group, Inc.                   8.18%         5/15/2058           $    1,950
     8,000  Genworth Financial, Inc.                             6.15         11/15/2066                5,160
    10,000  Glen Meadow(a)                                       6.51          2/12/2067                7,575
     2,000  HCC Insurance Holdings, Inc.                         6.30         11/15/2019                2,244
    17,235  Nationwide Mutual Insurance Co.(a),(c)               5.81         12/15/2024               15,700
     3,000  Unitrin, Inc.                                        6.00         11/30/2015                3,144
                                                                                                   ----------
                                                                                                       35,773
                                                                                                   ----------
            MULTI-SECTOR HOLDINGS (0.2%)
     2,500  Leucadia National Corp.                              8.13          9/15/2015                2,700
     2,000  Leucadia National Corp.                              7.13          3/15/2017                2,075
                                                                                                   ----------
                                                                                                        4,775
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
     3,000  AgFirst Farm Credit Bank                             6.59                  -(e)             2,280
     1,000  Bank of America Corp.                                8.00                  -(e)               989
     1,000  Bank of America Corp.                                8.13                  -(e)               995
     2,000  Bank of America Corp.                                5.63         10/14/2016                2,070
     2,000  Bank of America Corp.                                6.10          6/15/2017                2,031
     2,000  Bank of America Corp.                                5.75         12/01/2017                2,062
     1,000  Bank of America Corp. Capital Trust XV               1.33(d)       6/01/2056                  655
     2,000  Citigroup, Inc.                                      6.38          8/12/2014                2,166
     2,000  Countrywide Financial Corp.                          6.25          5/15/2016                2,014
     2,000  General Electric Capital Corp.                       4.80          5/01/2013                2,096
     6,000  General Electric Capital Corp.                       6.38         11/15/2067                5,985
     6,440  General Electric Capital Trust I                     6.38         11/15/2067                6,433
     1,000  ILFC E-Capital Trust I(a)                            4.48(d)      12/21/2065                  637
     2,000  ILFC E-Capital Trust II(a)                           6.25         12/21/2065                1,450
     3,000  International Lease Finance Corp.(a)                 6.50          9/01/2014                3,176
     2,000  JPMorgan Chase Capital XIII                          1.53(d)       9/30/2034                1,438
     2,000  Merrill Lynch & Co., Inc.                            6.05          8/15/2012                2,040
                                                                                                   ----------
                                                                                                       38,517
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (4.0%)
     1,000  21st Century Insurance Group                         5.90         12/15/2013                1,051
     5,000  Alleghany Corp.                                      5.63          9/15/2020                5,314
     2,000  Allied World Assurance                               5.50         11/15/2020                2,066
    10,000  Allstate Corp.                                       6.13          5/15/2037                9,469
     1,535  Assured Guaranty U.S. Holdings, Inc.                 7.00          6/01/2034                1,534
     2,425  Assured Guaranty U.S. Holdings, Inc.                 6.40         12/15/2066                1,831
    10,000  BNSF Funding Trust I                                 6.61         12/15/2055               10,324
    10,000  Chubb Corp.                                          6.38(d)       3/29/2067               10,250
     3,000  Farmers Exchange Capital(a)                          7.05          7/15/2028                3,298
     1,700  Farmers Insurance Exchange(a)                        8.63          5/01/2024                2,155

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,000  Financial Security Assurance Holdings Ltd.(a)         6.40%       12/15/2066           $    2,115
     1,000  Infinity Property & Casualty Corp.                    5.50         2/18/2014                1,044
     6,760  Ironshore Holdings, Inc.(a)                           8.50         5/15/2020                7,342
     2,000  Liberty Mutual Group, Inc.                            7.30         6/15/2014                2,140
     3,000  Liberty Mutual Group, Inc.(a)                         7.00         3/15/2037                2,655
    15,810  Progressive Corp.                                     6.70         6/15/2037               16,223
     2,000  RLI Corp.                                             5.95         1/15/2014                2,082
     5,000  Travelers Companies, Inc.                             6.25         3/15/2037                4,955
                                                                                                   ----------
                                                                                                       85,848
                                                                                                   ----------
            REGIONAL BANKS (4.0%)
     8,000  Allfirst Preferred Capital Trust                      2.07(d)      7/15/2029                6,025
     3,290  AmSouth Bank, N.A.                                    4.85         4/01/2013                3,306
     1,750  Bank of Oklahoma                                      5.75         5/15/2017                1,740
     2,000  Chittenden Corp.                                      5.80         2/14/2017                2,003
     1,000  City National Corp.                                   5.13         2/15/2013                1,031
     2,000  Cullen/Frost Bankers, Inc.                            5.75         2/15/2017                1,996
     2,000  Cullen/Frost Capital Trust II                         2.08(d)      3/01/2034                1,571
    10,000  Fifth Third Capital Trust IV                          6.50         4/15/2037                9,975
     2,395  First Empire Capital Trust I                          8.23         2/01/2027                2,400
     1,000  First Maryland Capital Trust I                        1.57(d)      1/15/2027                  747
     7,000  First Niagara Financial Group, Inc.                   7.25        12/15/2021                7,306
     1,000  First Republic Bank Corp.                             7.75         9/15/2012                1,014
     1,000  First Tennessee Bank, N.A.                            4.63         5/15/2013                1,014
     3,000  First Tennessee Bank, N.A.                            5.65         4/01/2016                3,051
     2,000  Fulton Capital Trust I                                6.29         2/01/2036                1,655
     2,000  Huntington Bancshares, Inc.                           7.00        12/15/2020                2,295
     2,500  Huntington Capital III                                6.65         5/15/2037                2,434
     2,000  Key Bank, N.A.                                        5.45         3/03/2016                2,205
       750  KeyCorp Capital II                                    6.88         3/17/2029                  718
     8,000  Manufacturers & Traders Trust Co.                     5.63        12/01/2021                7,768
     1,500  National City Preferred Capital Trust I              12.00                 -(e)             1,603
     5,000  PNC Preferred Funding Trust III(a)                    8.70                 -(e)             5,187
     2,000  Regions Financial Corp.                               7.75        11/10/2014                2,110
     1,000  Regions Financial Corp.                               5.75         6/15/2015                1,030
     1,500  Sky Financial Capital Trust I                         9.34         5/01/2030                1,538
     2,000  Susquehanna Bancshares, Inc.                          2.25(d)      5/01/2014                1,852
     2,000  TCF Financial Bank                                    2.18(d)      6/15/2014                1,947
     2,000  TCF National Bank                                     5.50         2/01/2016                2,027
     4,000  Webster Capital Trust IV                              7.65         6/15/2037                4,043
     1,000  Webster Financial Corp.                               5.13         4/15/2014                  985
     1,000  Whitney National Bank                                 5.88         4/01/2017                1,021
     1,000  Wilmington Trust Corp.                                8.50         4/02/2018                1,210
     1,000  Zions Bancorp                                         6.00         9/15/2015                1,017
                                                                                                   ----------
                                                                                                       85,824
                                                                                                   ----------

================================================================================

22  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            REINSURANCE (0.4%)
$    5,624  Max USA Holdings Ltd.(a)                             7.20%         4/14/2017           $    5,931
     3,000  Platinum Underwriters Finance, Inc.                  7.50          6/01/2017                3,176
                                                                                                   ----------
                                                                                                        9,107
                                                                                                   ----------
            REITs - DIVERSIFIED (0.3%)
     1,000  Liberty Property, LP                                 5.13          3/02/2015                1,067
     1,000  Liberty Property, LP                                 6.63         10/01/2017                1,146
     4,000  Washington REIT                                      5.35          5/01/2015                4,321
                                                                                                   ----------
                                                                                                        6,534
                                                                                                   ----------
            REITs - INDUSTRIAL (0.5%)
     2,500  AMB Property, LP                                     6.30          6/01/2013                2,604
     5,000  ProLogis, LP                                         6.88          3/15/2020                5,752
     1,000  ProLogis, LP                                         2.25          4/01/2037                1,006
     1,000  ProLogis, LP                                         1.88         11/15/2037                  995
                                                                                                   ----------
                                                                                                       10,357
                                                                                                   ----------
            REITs - OFFICE (1.3%)
     2,000  BioMed Realty, LP(a)                                 6.13          4/15/2020                2,209
     2,000  Boston Properties, Inc.                              5.88         10/15/2019                2,314
       365  Boston Properties, LP                                6.25          1/15/2013                  381
     2,000  Brandywine Operating Partnership, LP                 7.50          5/15/2015                2,194
     1,000  Brandywine Operating Partnership, LP                 6.00          4/01/2016                1,061
     1,000  Duke Realty, LP                                      5.50          3/01/2016                1,070
     1,000  Duke Realty, LP                                      5.95          2/15/2017                1,108
     1,000  Duke Realty, LP                                      6.50          1/15/2018                1,147
     1,000  HRPT Properties Trust                                5.75         11/01/2015                1,059
     2,000  HRPT Properties Trust                                6.25          8/15/2016                2,133
     1,700  HRPT Properties Trust                                6.25          6/15/2017                1,820
     1,000  HRPT Properties Trust                                6.65          1/15/2018                1,087
     1,500  Mack-Cali Realty, LP                                 5.80          1/15/2016                1,625
     1,000  Mack-Cali Realty, LP                                 7.75          8/15/2019                1,225
     1,000  Reckson Operating Partnership, LP                    6.00          3/31/2016                1,059
     5,000  Wells Operating Partnership II, LP                   5.88          4/01/2018                5,153
                                                                                                   ----------
                                                                                                       26,645
                                                                                                   ----------
            REITs - RESIDENTIAL (0.7%)
     1,330  BRE Properties, Inc.                                 5.50          3/15/2017                1,462
     1,000  ERP Operating, LP                                    6.63          3/15/2012                1,007
     1,965  ERP Operating, LP                                    6.58          4/13/2015                2,172
     1,000  Post Apartment Homes, LP                             5.45          6/01/2012                1,011
     2,000  UDR, Inc.                                            5.25          1/15/2015                2,128
     7,000  UDR, Inc.                                            4.63          1/10/2022                7,332
                                                                                                   ----------
                                                                                                       15,112
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            REITs - RETAIL (0.9%)
$    1,000  Developers Diversified Realty Corp.                  5.38%        10/15/2012           $    1,011
     2,000  Developers Diversified Realty Corp.                  5.50          5/01/2015                2,079
     3,000  Equity One, Inc.                                     6.25         12/15/2014                3,196
     1,000  Federal Realty Investment Trust                      6.20          1/15/2017                1,136
     1,000  National Retail Properties, Inc.                     6.88         10/15/2017                1,138
     1,000  Pan Pacific Retail Properties, Inc.                  5.25          9/01/2015                1,070
     2,000  Realty Income Corp.                                  5.95          9/15/2016                2,226
     2,000  Regency Centers, LP                                  5.88          6/15/2017                2,242
     1,000  Simon Property Group, LP                             6.10          5/01/2016                1,154
     4,000  Weingarten Realty Investors                          4.86          1/15/2014                4,160
                                                                                                   ----------
                                                                                                       19,412
                                                                                                   ----------
            REITs - SPECIALIZED (1.7%)
     6,000  Entertainment Properties Trust                       7.75          7/15/2020                6,500
     2,000  Health Care Property Investors, Inc.                 6.30          9/15/2016                2,264
     2,000  Health Care REIT, Inc.                               4.70          9/15/2017                2,097
     3,000  Health Care REIT, Inc.                               6.13          4/15/2020                3,284
     2,000  Health Care REIT, Inc.                               4.95          1/15/2021                2,058
     3,000  Healthcare Realty Trust                              6.50          1/17/2017                3,301
     1,000  Hospitality Properties Trust                         5.13          2/15/2015                1,026
     1,000  Host Hotels & Resorts, LP                            9.00          5/15/2017                1,115
     2,000  Nationwide Health Properties, Inc.                   6.90         10/01/2037                2,269
     6,000  Senior Housing Properties Trust                      6.75          4/15/2020                6,376
     2,000  Senior Housing Properties Trust                      6.75         12/15/2021                2,144
     1,000  Ventas Realty, LP                                    9.00          5/01/2012                1,014
       500  Ventas Realty, LP                                    6.50          6/01/2016                  519
     3,000  Ventas Realty, LP                                    6.75          4/01/2017                3,109
                                                                                                   ----------
                                                                                                       37,076
                                                                                                   ----------
            Total Financials                                                                          494,263
                                                                                                   ----------
            HEALTH CARE (0.7%)
            ------------------
            HEALTH CARE EQUIPMENT (0.0%)
     1,000  Baxter International, Inc.                           4.00          3/01/2014                1,069
                                                                                                   ----------
            HEALTH CARE FACILITIES (0.3%)
     2,000  HCA, Inc.                                            8.50          4/15/2019                2,230
     3,000  HCA, Inc.                                            7.25          9/15/2020                3,244
       500  Health Management Associates, Inc.(a)                7.38          1/15/2020                  516
                                                                                                   ----------
                                                                                                        5,990
                                                                                                   ----------
            HEALTH CARE SERVICES (0.1%)
     1,000  Laboratory Corp. of America                          5.63         12/15/2015                1,130
                                                                                                   ----------

================================================================================

24  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            MANAGED HEALTH CARE (0.1%)
$    2,000  Highmark, Inc.(a)                                     6.80%        8/15/2013           $    2,130
                                                                                                   ----------
            PHARMACEUTICALS (0.2%)
     1,000  Hospira, Inc.                                         6.40         5/15/2015                1,093
     1,000  Hospira, Inc.                                         6.05         3/30/2017                1,100
     1,000  Mylan, Inc.(a)                                        7.63         7/15/2017                1,104
     1,000  Mylan, Inc.(a)                                        7.88         7/15/2020                1,115
                                                                                                   ----------
                                                                                                        4,412
                                                                                                   ----------
            Total Health Care                                                                          14,731
                                                                                                   ----------
            INDUSTRIALS (2.4%)
            ------------------
            AEROSPACE & DEFENSE (0.4%)
     1,237  L-3 Communications Corp.                              6.38        10/15/2015                1,271
     5,000  L-3 Communications Corp.                              3.95        11/15/2016                5,179
     2,000  Textron Financial Corp.                               5.40         4/28/2013                2,059
                                                                                                   ----------
                                                                                                        8,509
                                                                                                   ----------
            AIR FREIGHT & LOGISTICS (0.1%)
     2,000  FedEx Corp.                                           7.38         1/15/2014                2,228
                                                                                                   ----------
            AIRLINES (1.0%)
       278  America West Airlines, Inc. Pass-Through Trust        6.87         1/02/2017                  273
     1,542  America West Airlines, Inc. Pass-Through Trust (INS)  7.93         1/02/2019                1,543
     2,245  American Airlines, Inc. Pass-Through Trust           10.38         7/02/2019                2,436
     4,424  Continental Airlines, Inc. Pass-Through Trust         9.00         7/08/2016                5,054
       909  Continental Airlines, Inc. Pass-Through Trust         6.55         2/02/2019                  968
     1,085  Continental Airlines, Inc. Pass-Through Trust (INS)   6.24         3/15/2020                1,078
     2,143  US Airways Group, Inc. Pass-Through Trust (INS)       7.08         3/20/2021                2,057
     4,839  US Airways Group, Inc. Pass-Through Trust             6.25         4/22/2023                4,621
     3,000  US Airways Pass-Through Trust                         7.13        10/22/2023                2,932
                                                                                                   ----------
                                                                                                       20,962
                                                                                                   ----------
            BUILDING PRODUCTS (0.1%)
     1,000  Building Materials Corp.(a)                           7.00         2/15/2020                1,085
     1,000  USG Corp.                                             6.30        11/15/2016                  901
     1,000  USG Corp.                                             9.75         1/15/2018                  932
                                                                                                   ----------
                                                                                                        2,918
                                                                                                   ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
     1,000  Paccar, Inc.                                          6.88         2/15/2014                1,124
     2,494  Terex Corp.(b)                                        5.50         4/28/2017                2,512
                                                                                                   ----------
                                                                                                        3,636
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
$    2,000  Allied Waste North America, Inc.                     6.88%         6/01/2017           $    2,110
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
     2,554  Tomkins, LLC(b)                                      4.25          9/21/2016                2,558
                                                                                                   ----------
            INDUSTRIAL MACHINERY (0.1%)
     1,500  SPX Corp.                                            6.88          9/01/2017                1,680
                                                                                                   ----------
            RAILROADS (0.1%)
     3,094  Southern Capital Corp.(a)                            5.70          6/30/2022                3,228
                                                                                                   ----------
            SECURITY & ALARM SERVICES (0.2%)
     2,000  Corrections Corp. of America                         7.75          6/01/2017                2,181
     2,000  GEO Group, Inc.                                      7.75         10/15/2017                2,150
                                                                                                   ----------
                                                                                                        4,331
                                                                                                   ----------
            Total Industrials                                                                          52,160
                                                                                                   ----------
            INFORMATION TECHNOLOGY (0.4%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     1,000  Computer Sciences Corp.                              5.50          3/15/2013                1,028
     2,000  First American Capital Trust I                       8.50          4/15/2012                1,990
                                                                                                   ----------
                                                                                                        3,018
                                                                                                   ----------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
     5,000  Tyco Electronics Group S.A.                          3.50          2/03/2022                4,980
                                                                                                   ----------
            Total Information Technology                                                                7,998
                                                                                                   ----------
            MATERIALS (1.9%)
            ----------------
            COMMODITY CHEMICALS (0.0%)
       682  Sweetwater Investors, LLC(a)                         5.88          5/15/2014                  668
                                                                                                   ----------
            CONSTRUCTION MATERIALS (0.2%)
     3,450  Vulcan Materials Co.                                 6.40         11/30/2017                3,519
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.3%)
     2,000  Chevron Phillips Chemical Co., LP(a)                 7.00          6/15/2014                2,268
     2,000  Dow Chemical Co.                                     5.90          2/15/2015                2,255
     1,000  E.I. du Pont de Nemours and Co.                      6.00          7/15/2018                1,249
                                                                                                   ----------
                                                                                                        5,772
                                                                                                   ----------
            GOLD (0.1%)
     2,000  Barrick Gold Finance Co., LLC                        6.13          9/15/2013                2,164
                                                                                                   ----------
            METAL & GLASS CONTAINERS (0.2%)
     2,000  Ball Corp.                                           6.63          3/15/2018                2,065
     2,725  Silgan Holdings, Inc.                                7.25          8/15/2016                2,950
                                                                                                   ----------
                                                                                                        5,015
                                                                                                   ----------

================================================================================

26  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            PAPER PACKAGING (0.2%)
$    5,153  Sealed Air Corp.(a)                                  6.88%         7/15/2033           $    4,845
                                                                                                   ----------
            PAPER PRODUCTS (0.7%)
     1,000  Clearwater Paper Corp.                               7.13         11/01/2018                1,063
     3,000  Georgia Pacific, LLC                                 7.25          6/01/2028                3,639
     3,000  International Paper Co.                              7.50          8/15/2021                3,823
     5,000  International Paper Co.                              4.75          2/15/2022                5,415
                                                                                                   ----------
                                                                                                       13,940
                                                                                                   ----------
            STEEL (0.2%)
     2,000  Allegheny Technologies, Inc.                         9.38          6/01/2019                2,581
     2,000  Carpenter Technology Corp.                           5.20          7/15/2021                1,959
                                                                                                   ----------
                                                                                                        4,540
                                                                                                   ----------
            Total Materials                                                                            40,463
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (1.7%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
     3,301  Frontier Communications Corp.                        8.25          4/15/2017                3,342
     5,000  Qwest Communications International                   7.13          4/01/2018                5,375
     4,000  Qwest Corp.                                          8.38          5/01/2016                4,678
     6,000  Qwest Corp.                                          6.75         12/01/2021                6,671
     1,000  Verizon Communications, Inc.                         5.25          4/15/2013                1,056
     2,000  Windstream Corp.                                     7.88         11/01/2017                2,220
                                                                                                   ----------
                                                                                                       23,342
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
     5,000  American Tower Corp.                                 5.90         11/01/2021                5,391
     3,000  Nextel Communications, Inc.                          6.88         10/31/2013                3,015
     2,000  Nextel Communications, Inc.                          5.95          3/15/2014                1,985
     3,000  Verizon Wireless Capital, LLC                        5.55          2/01/2014                3,279
                                                                                                   ----------
                                                                                                       13,670
                                                                                                   ----------
            Total Telecommunication Services                                                           37,012
                                                                                                   ----------
            UTILITIES (12.7%)
            -----------------
            ELECTRIC UTILITIES (5.5%)
     1,000  Ameren Ill Co.                                       6.13         11/15/2017                1,146
     1,000  Ameren UE                                            5.10         10/01/2019                1,159
     2,000  AmerenIP                                             9.75         11/15/2018                2,665
     1,000  Baltimore Gas and Electric Co.                       5.90         10/01/2016                1,171
     4,984  Bruce Mansfield Unit 1 & 2 2007 Pass-Through Trust   6.85          6/01/2034                5,342
     1,045  Carolina Power & Light Co.                           6.13          9/15/2033                1,349
       794  Cedar Brakes II, LLC(a)                              9.88          9/01/2013                  820

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                          COUPON                                  VALUE
(000)       SECURITY                                             RATE          MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    2,000  Cleveland Electric Illuminating Co.                  8.88%        11/15/2018           $    2,697
     2,000  Commonwealth Edison Co.                              5.80          3/15/2018                2,374
     1,000  Duke Energy Carolinas, LLC                           5.75         11/15/2013                1,086
     3,500  Duquesne Light Holdings, Inc.(a)                     5.90         12/01/2021                3,734
    13,000  Duquesne Light Holdings, Inc.(a)                     6.40          9/15/2020               14,233
     2,225  Entergy Texas, Inc.                                  3.60          6/01/2015                2,315
       600  FPL Energy National Wind, LLC(a)                     5.61          3/10/2024                  623
    14,000  FPL Group Capital, Inc.                              6.35         10/01/2066               14,154
     1,000  FPL Group Capital, Inc.                              7.30          9/01/2067                1,054
     3,000  Great Plains Energy, Inc.                            6.88          9/15/2017                3,548
     2,000  Indiana Michigan Power Co.                           7.00          3/15/2019                2,490
     2,320  ITC Holdings Corp.(a)                                5.25          7/15/2013                2,424
     2,000  Metropolitan Edison Co.                              7.70          1/15/2019                2,545
     1,000  MidAmerican Energy Holdings Co.                      5.88         10/01/2012                1,033
     1,000  Nevada Power Co.                                     6.50          5/15/2018                1,213
     2,000  Northeast Utilities                                  5.65          6/01/2013                2,110
     1,700  Northern States Power Co.                            8.00          8/28/2012                1,770
     3,000  NV Energy, Inc.                                      6.25         11/15/2020                3,256
     2,000  Oglethorpe Power Corp.                               6.10          3/15/2019                2,433
     2,000  Otter Tail Corp.                                     9.00         12/15/2016                2,150
    16,100  PPL Capital Funding, Inc.                            6.70          3/30/2067               15,916
     1,000  PSI Energy, Inc.                                     6.05          6/15/2016                1,156
     3,000  Public Service Co. of New Mexico                     7.95          5/15/2018                3,572
     1,000  Public Service Co. of Oklahoma                       6.15          8/01/2016                1,126
     5,000  Southern California Edison Co.                       6.25                  -(e)             5,114
     4,000  Texas - New Mexico Power Co.(a)                      9.50          4/01/2019                5,262
     2,817  Texas Competitive Electric Holdings Co., LLC(b)      4.80         10/10/2017                1,749
       584  Tristate General & Transport Association(a)          6.04          1/31/2018                  643
     1,000  Union Electric Co.                                   6.70          2/01/2019                1,230
                                                                                                   ----------
                                                                                                      116,662
                                                                                                   ----------
            GAS UTILITIES (1.9%)
     2,000  AGL Capital Corp.                                    6.38          7/15/2016                2,342
     2,000  Atmos Energy Corp.                                   6.35          6/15/2017                2,381
     1,000  Atmos Energy Corp.                                   8.50          3/15/2019                1,333
     2,000  Florida Gas Transmission Co.(a)                      7.90          5/15/2019                2,506
     3,000  Florida Gas Transmission Co.(a)                      5.45          7/15/2020                3,314
     3,000  Gulfstream Natural Gas(a)                            6.95          6/01/2016                3,486
     4,000  National Fuel Gas Co.                                4.90         12/01/2021                4,162
     1,000  National Fuel Gas Co.                                7.38          6/13/2025                1,231
     1,000  Northern Natural Gas Co.(a)                          5.38         10/31/2012                1,035
     3,000  ONEOK, Inc.                                          4.25          2/01/2022                3,107
     1,000  Questar Pipeline Co.                                 5.83          2/01/2018                1,170

================================================================================

28  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                          COUPON                                  VALUE
(000)       SECURITY                                             RATE          MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$   13,110  SourceGas, LLC(a)                                    5.90%         4/01/2017           $   14,053
     1,000  Southern Star Central Gas Pipeline, Inc.(a)          6.00          6/01/2016                1,135
                                                                                                   ----------
                                                                                                       41,255
                                                                                                   ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.6%)
     2,000  Dolphin Subsidiary II, Inc.(a)                       6.50         10/15/2016                2,140
     2,680  IPALCO Enterprises, Inc.(a)                          7.25          4/01/2016                2,934
     4,500  IPALCO Enterprises, Inc.                             5.00          5/01/2018                4,461
     2,000  Reliant Energy, Inc.                                 7.63          6/15/2014                2,010
                                                                                                   ----------
                                                                                                       11,545
                                                                                                   ----------
            MULTI-UTILITIES (4.6%)
     1,000  Ameren Corp.                                         8.88          5/15/2014                1,130
     3,500  Black Hills Corp.                                    6.50          5/15/2013                3,690
     3,000  Black Hills Corp.                                    5.88          7/15/2020                3,405
     2,000  CenterPoint Energy Houston Electric, LLC             7.00          3/01/2014                2,242
     1,000  CenterPoint Energy Resources Corp.                   5.95          1/15/2014                1,080
     2,000  CMS Energy Corp.                                     6.25          2/01/2020                2,179
     1,000  Dominion Resources, Inc.                             8.88          1/15/2019                1,345
    11,050  Dominion Resources, Inc.                             7.50          6/30/2066               11,613
    10,000  Dominion Resources, Inc.                             2.88(d)       9/30/2066                8,727
     1,000  Energy East Corp.                                    6.75          6/15/2012                1,017
    16,663  Integrys Energy Group, Inc.                          6.11         12/01/2066               16,368
     1,000  New York State Electric & Gas Corp.                  5.50         11/15/2012                1,040
     1,000  NiSource Finance Corp.                               6.40          3/15/2018                1,170
     1,000  Puget Sound Energy, Inc.                             6.75          1/15/2016                1,197
    20,500  Puget Sound Energy, Inc.                             6.97          6/01/2067               20,620
     2,000  Sempra Energy                                        9.80          2/15/2019                2,730
    19,000  Wisconsin Energy Corp.                               6.25          5/15/2067               19,449
                                                                                                   ----------
                                                                                                       99,002
                                                                                                   ----------
            WATER UTILITIES (0.1%)
     2,000  American Water Capital Corp.                         6.09         10/15/2017                2,363
                                                                                                   ----------
            Total Utilities                                                                           270,827
                                                                                                   ----------
            Total Corporate Obligations (cost: $1,055,693)                                          1,129,119
                                                                                                   ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (9.6%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            CABLE & SATELLITE (0.1%)
     1,000  Virgin Media Finance plc                             8.38         10/15/2019                1,125
     2,000  Virgin Media Secured Finance plc                     6.50          1/15/2018                2,160
                                                                                                   ----------
            Total Consumer Discretionary                                                                3,285
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                          COUPON                                  VALUE
(000)       SECURITY                                             RATE          MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            CONSUMER STAPLES (0.9%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
$    7,000  Viterra, Inc.(a)                                     5.95%         8/01/2020           $    7,269
                                                                                                   ----------
            BREWERS (0.3%)
     5,000  SABMiller Holdings, Inc.(a)                          3.75          1/15/2022                5,216
                                                                                                   ----------
            DISTILLERS & VINTNERS (0.2%)
     5,000  Pernod Ricard S.A.(a)                                2.95          1/15/2017                5,096
                                                                                                   ----------
            FOOD RETAIL (0.1%)
     1,348  Ahold Lease USA, Inc.                                7.82          1/02/2020                1,500
                                                                                                   ----------
            Total Consumer Staples                                                                     19,081
                                                                                                   ----------
            ENERGY (1.6%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
     1,000  Husky Energy, Inc.                                   7.25         12/15/2019                1,262
                                                                                                   ----------
            OIL & GAS DRILLING (0.3%)
     5,000  Transocean, Inc.                                     5.05         12/15/2016                5,363
     2,000  Transocean, Inc.                                     1.50         12/15/2037                1,975
                                                                                                   ----------
                                                                                                        7,338
                                                                                                   ----------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
     2,000  Weatherford International Ltd.                       9.63          3/01/2019                2,683
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     1,500  Talisman Energy, Inc.                                7.75          6/01/2019                1,880
     2,000  Woodside Finance Ltd.(a)                             8.75          3/01/2019                2,547
                                                                                                   ----------
                                                                                                        4,427
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.9%)
     1,000  Nakilat, Inc.(a)                                     6.07         12/31/2033                1,087
     2,000  TransCanada Pipelines Ltd.                           7.13          1/15/2019                2,575
    14,860  TransCanada Pipelines Ltd.                           6.35          5/15/2067               15,039
                                                                                                       18,701
                                                                                                   ----------
            Total Energy                                                                               34,411
                                                                                                   ----------
            FINANCIALS (4.2%)
            -----------------
            DIVERSIFIED BANKS (0.9%)
     3,000  BayernLB Capital Trust l                             6.20                  -(e)             1,080
     5,000  HSBC Bank plc                                        1.06(d)               -(e)             2,375
     2,000  LBG Capital No.1 plc                                 8.00          6/15/2020                1,610
     3,000  LBG Capital No.1 plc                                 7.88         11/01/2020                2,520
     1,000  Lloyds TSB Bank plc(a)                               4.38          1/12/2015                1,009
     2,000  National Capital Trust II(a)                         5.49                  -(e)             1,836
     2,000  Nordea Bank AB(a)                                    5.42                  -(e)             1,930
     4,000  Royal Bank of Scotland Group plc                     7.64                  -(e)             2,740

================================================================================

30  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                          COUPON                                  VALUE
(000)       SECURITY                                             RATE          MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    2,000  Standard Chartered Bank(a)                           6.40%         9/26/2017           $    2,172
     2,000  Standard Chartered plc(a)                            6.41                  -(e)             1,741
     1,000  Westpac Capital Trust IV(a)                          5.26                  -(e)               945
                                                                                                   ----------
                                                                                                       19,958
                                                                                                   ----------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
     5,000  Deutsche Bank Capital Trust IV                       4.59(d)               -(e)             3,099
                                                                                                   ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
     1,000  Brookfield Asset Management, Inc.                    7.13          6/15/2012                1,019
     4,500  Brookfield Asset Management, Inc.                    5.80          4/25/2017                4,827
                                                                                                   ----------
                                                                                                        5,846
                                                                                                   ----------
            MULTI-LINE INSURANCE (1.2%)
     1,500  AXA S.A.                                             2.21(d)               -(e)               788
     2,000  AXA S.A.(a)                                          6.46                  -(e)             1,490
    15,000  Oil Insurance Ltd.(a)                                3.56(d)               -(e)            13,564
     9,500  ZFS Finance USA Trust II(a)                          6.45         12/15/2065                9,025
                                                                                                   ----------
                                                                                                       24,867
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
     4,000  ING Groep N.V.                                       5.78                  -(e)             3,310
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (1.4%)
     2,000  Allied World Assurance Holdings Ltd.                 7.50          8/01/2016                2,304
     3,000  Catlin Insurance Co. Ltd.(a)                         7.25                  -(e)             2,632
     9,500  QBE Capital Funding III, LP(a)                       7.25          5/24/2041                8,415
     9,000  QBE Insurance Group Ltd.(a)                          5.65          7/01/2023                8,092
     5,000  White Mountains Re Group Ltd.(a)                     6.38          3/20/2017                5,276
     5,000  XL Capital Ltd.                                      6.50                  -(e)             4,219
                                                                                                   ----------
                                                                                                       30,938
                                                                                                   ----------
            REITs - RETAIL (0.1%)
     2,000  WEA Finance(a)                                       5.75          9/02/2015                2,204
                                                                                                   ----------
            Total Financials                                                                           90,222
                                                                                                   ----------
            HEALTH CARE (0.1%)
            ------------------
            PHARMACEUTICALS (0.1%)
     2,000  Valeant Pharmaceuticals(a)                           6.88         12/01/2018                2,058
                                                                                                   ----------
            INDUSTRIALS (1.0%)
            ------------------
            AIRPORT SERVICES (0.3%)
     5,000  BAA Funding Ltd.(a)                                  4.88          7/15/2021                5,055
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.6%)
     4,000  Hutchison Whampoa Ltd.(a)                            6.00                  -(e)             4,025
     2,000  Hutchison Whampoa Ltd.(a)                            4.63          1/13/2022                2,021

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                          COUPON                                  VALUE
(000)       SECURITY                                             RATE          MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,000  Siemens Financieringsmat(a)                           6.13%        8/17/2026           $    1,231
     2,000  Tyco International Finance S.A.                       4.13        10/15/2014                2,143
     3,000  Tyco International Finance S.A.                       8.50         1/15/2019                3,921
                                                                                                   ----------
                                                                                                       13,341
                                                                                                   ----------
            INDUSTRIAL MACHINERY (0.1%)
     2,000  Ingersoll-Rand GL Holding Co.                         9.50         4/15/2014                2,320
                                                                                                   ----------
            Total Industrials                                                                          20,716
                                                                                                   ----------
            INFORMATION TECHNOLOGY (0.3%)
            -----------------------------
            SEMICONDUCTORS (0.3%)
     5,000  NXP BV/NXP Funding, LLC(a)                            9.75         8/01/2018                5,613
                                                                                                   ----------
            MATERIALS (1.1%)
            ---------------
            CONSTRUCTION MATERIALS (0.2%)
     2,000  CRH America, Inc.                                     6.00         9/30/2016                2,187
     3,000  CRH America, Inc.                                     5.75         1/15/2021                3,104
                                                                                                   ----------
                                                                                                        5,291
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (0.5%)
     2,000  Glencore Funding, LLC(a)                              6.00         4/15/2014                2,095
     3,000  Noranda, Inc.                                         6.00        10/15/2015                3,310
     3,000  Rio Tinto Finance (USA) Ltd.                          8.95         5/01/2014                3,519
     1,000  Teck Resources Ltd.                                  10.75         5/15/2019                1,224
                                                                                                   ----------
                                                                                                       10,148
                                                                                                   ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     3,000  Incitec Pivot Finance, LLC(a)                         6.00        12/10/2019                3,295
                                                                                                   ----------
            GOLD (0.1%)
     2,000  Barrick Gold Corp.                                    6.95         4/01/2019                2,475
                                                                                                   ----------
            METAL & GLASS CONTAINERS (0.0%)
     1,000  Ardagh Packaging Finance plc(a)                       7.38        10/15/2017                1,050
                                                                                                   ----------
            PAPER PRODUCTS (0.0%)
       500  PE Paper Escrow GmbH(a)                              12.00         8/01/2014                  545
                                                                                                   ----------
            STEEL (0.1%)
     1,000  ArcelorMittal                                         9.00         2/15/2015                1,145
     2,000  ArcelorMittal                                         5.50         3/01/2021                1,958
                                                                                                   ----------
                                                                                                        3,103
                                                                                                   ----------
            Total Materials                                                                            25,907
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
     2,000  Telecom Italia Capital                                5.25        11/15/2013                2,015
                                                                                                   ----------

================================================================================

32  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                          COUPON                                  VALUE
(000)       SECURITY                                             RATE          MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            UTILITIES (0.1%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
$    2,000  Transalta Corp.                                      4.75%         1/15/2015           $    2,158
                                                                                                   ----------
            Total Eurodollar and Yankee Obligations
              (cost: $200,729)                                                                        205,466
                                                                                                   ----------
            ASSET-BACKED SECURITIES (4.1%)

            FINANCIALS (4.1%)
            -----------------
            ASSET-BACKED FINANCING (4.1%)
     3,000  AESOP Funding II, LLC(a)                             9.31         10/20/2013                3,110
     5,000  AESOP Funding II, LLC                                6.74          5/20/2016                5,565
     3,000  American Express Credit Account Master Trust(a)      0.63(d)       9/15/2016                2,961
     3,476  AmeriCredit Automobile Receivables Trust             6.96         10/14/2014                3,578
     4,405  Bank One Issuance Trust                              4.77          2/16/2016                4,612
     2,000  Bank One Issuance Trust                              1.08(d)       2/15/2017                1,985
     2,037  CenterPoint Energy Transition Bond Co. III, LLC      4.19          2/01/2020                2,199
     3,258  Centre Point Funding, LLC(a)                         5.43          7/20/2015                3,437
     1,000  Citibank Credit Card Issuance Trust                  6.95          2/18/2014                1,002
     4,000  Citibank Credit Card Issuance Trust                  6.30          6/20/2014                4,087
     1,000  Citibank Credit Card Issuance Trust                  5.50          3/24/2017                1,111
     1,000  Citibank Credit Card Issuance Trust                  5.65          9/20/2019                1,219
     3,351  Credit Acceptance Auto Loan Trust(a)                 5.68          5/15/2017                3,400
       816  Ford Credit Auto Owner Trust                         2.03(d)       4/15/2013                  819
     1,000  GE Capital Credit Card Master Note Trust             0.32(d)       3/15/2015                1,000
     5,000  GE Capital Credit Card Master Note Trust             4.47          3/15/2020                5,705
     3,000  Hertz Vehicle Financing, LLC(a)                      4.26          3/25/2014                3,078
     5,000  Hertz Vehicle Financing, LLC(a)                      5.93          3/25/2016                5,447
     2,000  Hertz Vehicle Financing, LLC                         6.44          2/15/2019                2,187
     1,813  Hyundai Auto Receivables Trust                       5.48         11/17/2014                1,851
     2,000  MBNA Master Credit Card Note Trust                   6.80          7/15/2014                2,005
     7,500  Rental Car Finance Corp.(a),(c)                      0.42(d)       7/25/2013                7,444
     5,289  SLM Student Loan Trust                               0.92(d)       4/25/2025                4,738
     6,045  SLM Student Loan Trust                               0.94(d)       4/25/2025                5,454
     1,479  SLM Student Loan Trust                               0.76(d)      10/27/2025                1,259
     1,595  SLM Student Loan Trust                               1.11(d)      10/25/2038                1,316
     1,920  Trinity Rail Leasing, LP (INS)                       5.27          8/14/2027                2,063
     4,231  Trinity Rail Leasing, LP(a)                          5.90          5/14/2036                4,579
                                                                                                   ----------
            Total Financials                                                                           87,211
                                                                                                   ----------
            Total Asset-Backed Securities (cost: $80,392)                                              87,211
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                          COUPON                                  VALUE
(000)       SECURITY                                             RATE          MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE SECURITIES (18.2%)

            FINANCIALS (18.2%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (18.2%)
$      870  Banc of America Commercial Mortgage, Inc.            6.56%         4/11/2037           $      873
     1,000  Banc of America Commercial Mortgage, Inc.            4.99         11/10/2042                1,023
     1,000  Banc of America Commercial Mortgage, Inc.            5.26         11/10/2042                  837
     2,709  Banc of America Commercial Mortgage, Inc.            4.51         12/10/2042                2,759
     2,400  Banc of America Commercial Mortgage, Inc.            4.95          7/10/2043                2,316
     3,425  Banc of America Commercial Mortgage, Inc.            5.72          5/10/2045                3,615
     2,000  Banc of America Commercial Mortgage, Inc.            5.77          5/10/2045                2,143
     5,000  Banc of America Commercial Mortgage, Inc.            5.00          7/10/2045                5,318
     7,523  Banc of America Commercial Mortgage, Inc.            5.18         10/10/2045                8,239
     3,000  Banc of America Commercial Mortgage, Inc.            5.33         10/10/2045                2,803
     4,787  Banc of America Commercial Mortgage, Inc.            5.35          9/10/2047                5,111
     4,558  Banc of America Commercial Mortgage, Inc.(a)         5.46          9/10/2047                4,544
       931  Banc of America Commercial Mortgage, Inc.(a)         5.50          9/10/2047                  929
     1,024  Banc of America Commercial Mortgage, Inc.(a)         6.14          9/10/2047                1,027
     2,000  Banc of America Commercial Mortgage, Inc.            6.20          2/10/2051                2,003
     1,000  BCRR Trust(a)                                        5.86          7/17/2040                  991
     1,500  Bear Stearns Commercial Mortgage Securities, Inc.(a) 6.00          6/16/2030                1,549
     2,514  Bear Stearns Commercial Mortgage Securities, Inc.    5.47          4/12/2038                2,613
     1,930  Bear Stearns Commercial Mortgage Securities, Inc.    5.53         10/12/2041                1,993
     1,393  Bear Stearns Commercial Mortgage Securities, Inc.    4.82          2/13/2042                1,434
     3,000  Bear Stearns Commercial Mortgage Securities, Inc.    4.99          9/11/2042                2,900
     6,000  Bear Stearns Commercial Mortgage Securities, Inc.    5.33          2/11/2044                6,417
     4,705  Citigroup Commercial Mortgage Securities, Inc.       5.72          3/15/2049                4,977
     1,620  Citigroup Commercial Mortgage Trust                  4.83          5/15/2043                1,698
     2,300  Citigroup Commercial Mortgage Trust                  5.23          7/15/2044                2,567
     5,000  Citigroup Commercial Mortgage Trust                  5.40          7/15/2044                4,947
     2,000  Citigroup Commercial Mortgage Trust(a)               4.83          9/20/2051                2,038
     9,477  Commercial Mortgage Asset Trust                      6.98          1/17/2032                9,767
     1,000  Commercial Mortgage Asset Trust                      7.64         11/17/2032                1,067
     5,000  Commercial Mortgage Trust                            5.54          2/11/2017                5,512
     1,409  Commercial Mortgage Trust                            4.58         10/15/2037                1,416
     5,000  Commercial Mortgage Trust                            5.12          6/10/2044                5,557
     3,000  Credit Suisse Commercial Mortgage Trust              5.55          2/15/2039                2,663
     1,756  Credit Suisse First Boston Mortgage Capital          5.71          2/15/2039                1,866
     4,000  Credit Suisse First Boston Mortgage Securities Corp. 5.11          7/15/2036                4,300
     6,000  Credit Suisse First Boston Mortgage Securities Corp. 4.73          7/15/2037                6,265
     5,611  Credit Suisse First Boston Mortgage Securities Corp. 5.10          8/15/2038                5,729
     4,555  Credit Suisse First Boston Mortgage Securities Corp. 5.10          8/15/2038                5,017
     1,000  Credit Suisse First Boston Mortgage Securities Corp. 4.82         10/15/2039                1,002
     1,950  DB-UBS Mortgage Trust                                5.57          8/10/2044                1,913

================================================================================

34  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                          COUPON                                  VALUE
(000)       SECURITY                                             RATE          MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,500  GE Capital Commercial Mortgage Corp.(a)              5.34%        12/10/2037          $     1,488
     5,000  GE Capital Commercial Mortgage Corp.                 5.33          3/10/2044                4,412
     5,000  GE Capital Commercial Mortgage Corp.                 5.07          7/10/2045                4,795
     1,200  GE Capital Commercial Mortgage Corp.                 5.33         11/10/2045                1,230
     1,829  GMAC Commercial Mortgage Securities, Inc.            6.50          5/15/2035                1,882
     2,000  GMAC Commercial Mortgage Securities, Inc.            4.75          5/10/2043                2,104
     2,829  GMAC Commercial Mortgage Securities, Inc.            4.81          5/10/2043                2,713
     2,000  Greenwich Capital Commercial Funding Corp.           5.44          3/10/2039                2,206
     7,195  GS Mortgage Securities Corp. II                      5.62          4/10/2038                7,305
     2,000  GS Mortgage Securities Corp. II                      5.53          8/10/2038                1,909
     4,500  GS Mortgage Securities Corp. II                      4.78          7/10/2039                4,206
     3,000  GS Mortgage Securities Corp. II(f),(g)               4.95          1/10/2045                3,045
       481  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   4.82          9/12/2037                  482
     4,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   4.99          9/12/2037                3,858
     5,540  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   4.84          7/15/2042                5,194
     3,200  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.00         10/15/2042                3,467
     8,800  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.04         10/15/2042                8,107
     1,429  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.32          1/12/2043                1,469
     1,580  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.49          4/15/2043                1,653
     1,703  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.79          6/12/2043                1,801
     4,039  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.82          6/12/2043                4,184
     4,761  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.42         12/12/2043                5,066
     5,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.46         12/12/2043                5,076
     3,650  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.30         12/15/2044                3,745
     3,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.34         12/15/2044                3,358
     3,171  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.88          4/15/2045                3,359
     3,465  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.88          4/15/2045                3,667
       883  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.37          5/15/2045                  925

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                          COUPON                                  VALUE
(000)       SECURITY                                             RATE          MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.48%         5/15/2045           $    1,720
     1,259  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   4.63          3/15/2046                1,288
     2,093  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.82          2/12/2049                2,111
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   6.26          2/15/2051                1,815
     4,317  LB-UBS Commercial Mortgage Trust                     5.25          6/15/2029                4,450
     4,000  LB-UBS Commercial Mortgage Trust                     5.02          8/15/2029                4,280
     3,000  LB-UBS Commercial Mortgage Trust                     5.21          4/15/2030                2,995
     7,096  LB-UBS Commercial Mortgage Trust                     5.47         11/15/2030                7,277
     3,000  LB-UBS Commercial Mortgage Trust                     5.22          2/15/2031                3,201
     2,402  LB-UBS Commercial Mortgage Trust                     5.64          3/15/2032                2,521
     3,000  LB-UBS Commercial Mortgage Trust                     7.59          3/15/2032                3,010
     2,999  LB-UBS Commercial Mortgage Trust(a)                  5.33         12/15/2036                2,878
     2,000  LB-UBS Commercial Mortgage Trust                     5.35         11/15/2038                2,220
     5,750  LB-UBS Commercial Mortgage Trust                     5.38         11/15/2038                5,760
     6,000  LB-UBS Commercial Mortgage Trust                     5.41          9/15/2039                6,371
     2,000  LB-UBS Commercial Mortgage Trust                     5.39          4/15/2040                1,792
     5,000  LB-UBS Commercial Mortgage Trust                     5.28          2/15/2041                4,644
     1,844  Machine One Trust(a)                                 5.22          5/28/2040                1,850
     2,000  Merrill Lynch Mortgage Trust                         5.24         11/12/2037                1,916
     1,812  Merrill Lynch Mortgage Trust                         4.96          7/12/2038                1,858
     2,000  Merrill Lynch Mortgage Trust                         5.10          7/12/2038                1,493
     5,000  Merrill Lynch Mortgage Trust                         5.14          7/12/2038                4,901
     2,438  Merrill Lynch Mortgage Trust                         5.61          5/12/2039                2,493
     3,000  Merrill Lynch Mortgage Trust                         5.67          5/12/2039                2,594
     2,000  Merrill Lynch Mortgage Trust                         4.86         10/12/2041                2,155
     4,285  Merrill Lynch Mortgage Trust                         4.92         10/12/2041                4,380
     2,894  Merrill Lynch Mortgage Trust                         5.76          8/12/2043                3,023
     2,000  Merrill Lynch Mortgage Trust                         5.38          1/12/2044                1,618
     2,900  Merrill Lynch Mortgage Trust                         5.38          8/12/2048                3,081
     2,000  Merrill Lynch Mortgage Trust(a)                      6.27          2/12/2051                1,231
     2,000  Merrill Lynch Mortgage Trust                         6.27          2/12/2051                1,785
     2,000  Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                     5.92          6/12/2046                1,729
     1,864  Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                     5.38          7/12/2046                1,950
     3,645  Morgan Stanley Capital I, Inc.                       5.97          8/12/2041                3,871
     1,340  Morgan Stanley Capital I, Inc.                       5.61          6/11/2042                1,345
     4,600  Morgan Stanley Capital I, Inc.                       5.69          7/12/2044                4,727
     3,000  Morgan Stanley Capital I, Inc.                       5.79          7/12/2044                2,735
     3,445  Morgan Stanley Capital I, Inc.                       4.89          6/12/2047                3,774

================================================================================

36  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                          COUPON                                  VALUE
(000)       SECURITY                                             RATE          MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,000  Morgan Stanley Capital I, Inc.                       4.77%         7/15/2056           $    2,971
     1,374  Morgan Stanley Dean Witter Capital I, Inc.(a)        5.13          5/24/2043                1,384
     5,000  Royal Bank of Scotland(a)                            5.88          6/16/2049                5,109
       562  Structured Asset Securities Corp.                    7.15         10/12/2034                  565
     2,000  Timberstar Trust(a)                                  5.75         10/15/2036                2,124
     4,756  UBS-Citigroup Commercial Mortgage Trust(a)           5.15          1/10/2045                4,935
     2,197  Wachovia Bank Commercial Mortgage Trust(a)           4.94         11/15/2034                2,166
     3,000  Wachovia Bank Commercial Mortgage Trust              5.08         11/15/2035                3,112
       735  Wachovia Bank Commercial Mortgage Trust              4.38         10/15/2041                  736
     2,000  Wachovia Bank Commercial Mortgage Trust              5.08          3/15/2042                2,191
     1,332  Wachovia Bank Commercial Mortgage Trust              4.81          4/15/2042                1,383
     4,860  Wachovia Bank Commercial Mortgage Trust              5.18          7/15/2042                5,171
     5,592  Wachovia Bank Commercial Mortgage Trust              5.61          3/15/2045                5,833
       860  Wachovia Bank Commercial Mortgage Trust              5.94          6/15/2045                  915
     3,103  Wachovia Bank Commercial Mortgage Trust              5.50         10/15/2048                3,150
     1,000  Wachovia Bank Commercial Mortgage Trust              5.57         10/15/2048                1,107
     3,000  Wachovia Bank Commercial Mortgage Trust              5.60         10/15/2048                2,984
     5,000  Wachovia Bank Commercial Mortgage Trust              5.34         11/15/2048                5,014
     3,000  Wells Fargo Commercial Mortgage Trust(a)             5.28         11/15/2043                3,024
                                                                                                   ----------
                                                                                                      389,160
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
     8,365  Morgan Stanley Capital I, Inc., acquired 1/23/2004;
              cost $455(a),(h)                                   1.02          9/13/2045                    6
    39,679  Morgan Stanley Capital I, Inc., acquired 8/05/2009;
              cost $587(a),(h)                                   0.62          6/12/2047                  304
                                                                                                   ----------
                                                                                                          310
                                                                                                   ----------
            Total Financials                                                                          389,470
                                                                                                   ----------
            Total Commercial Mortgage Securities (cost: $374,703)                                     389,470
                                                                                                   ----------

            U.S. GOVERNMENT AGENCY ISSUES (1.2%)(i)

            COLLATERALIZED MORTGAGE OBLIGATIONS (0.0%)
       705  Freddie Mac(+)                                       4.50          1/15/2029                  711
                                                                                                   ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.1%)
     1,062  Freddie Mac(+)                                       5.00          9/01/2020                1,151
       912  Freddie Mac(+)                                       5.50          4/01/2036                  992
                                                                                                   ----------
                                                                                                        2,143
                                                                                                   ----------
            OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.1%)
     2,000  Bank of America Corp. (INS)                          3.13          6/15/2012                2,022
    20,000  Citigroup Funding, Inc. (INS)                        1.88         11/15/2012               20,281
                                                                                                   ----------
            Total Other U.S. Government Guaranteed Securities                                          22,303
                                                                                                   ----------
            Total U.S. Government Agency Issues (cost: $24,905)                                        25,157
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                          COUPON                                  VALUE
(000)       SECURITY                                             RATE          MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            U.S. TREASURY SECURITIES (0.5%)

            NOTES (0.5%)
$   10,000  2.13%, 8/15/2021 (cost: $9,779)                                                        $   10,324
                                                                                                   ----------

            MUNICIPAL BONDS (5.9%)
            AIRPORT/PORT (0.2%)
     2,000  College Park (INS)                                   5.76%         1/01/2015                2,091
     1,290  Riverside (INS)                                      5.19          8/01/2017                1,290
                                                                                                   ----------
                                                                                                        3,381
                                                                                                   ----------
            APPROPRIATED DEBT (0.9%)
     3,000  Baltimore City Board of School Commissioners         5.69         12/15/2025                3,568
     1,485  Escondido Joint Powers Financing Auth. (INS)         5.53          9/01/2018                1,528
     3,000  Kannapolis Ltd.                                      7.28          3/01/2027                3,279
     1,500  Kentucky State Property and Buildings Commission     4.08         11/01/2015                1,630
     5,000  Miami-Dade County School Board                       5.38          5/01/2031                5,761
     4,000  Palm Beach County School Board                       5.40          8/01/2025                4,447
       125  Reeves County (INS)                                  5.75          3/01/2012                  125
                                                                                                   ----------
                                                                                                       20,338
                                                                                                   ----------
            CASINOS & GAMING (0.1%)
     1,000  Mashantucket (Western) Pequot Tribe, acquired
              7/29/2005; cost $1,000(a),(h),(j)                  5.91          9/01/2021                  463
     1,275  Seneca Nation of Indians Capital Improvements
              Auth.                                              6.75         12/01/2013                1,259
                                                                                                   ----------
                                                                                                        1,722
                                                                                                   ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
       875  American Eagle Northwest, LLC                        4.97         12/15/2018                  876
                                                                                                   ----------
            EDUCATION (1.5%)
     1,780  Austin Community College District                    5.20          2/01/2020                1,881
     3,430  Austin Community College District                    6.76          8/01/2030                4,416
     1,320  California State Univ. (INS)                         5.27         11/01/2017                1,383
     1,000  Colorado State Board of Governors Univ.
              Enterprise System                                  4.90          3/01/2021                1,091
     3,000  Los Alamitos USD No. 1                               6.19          2/01/2026                3,560
     3,000  Miami Univ. (A State Univ. of Ohio)                  6.67          9/01/2028                3,676
    10,000  New Jersey EDA                                       5.25          9/01/2026               11,697
     3,000  Rensselaer Polytechnic Institute                     5.60          9/01/2020                3,372
     1,000  Univ. of Oklahoma                                    5.25         11/01/2019                1,065
                                                                                                   ----------
                                                                                                       32,141
                                                                                                   ----------
            ELECTRIC UTILITIES (0.1%)
     2,000  American Municipal Power, Inc.                       3.82          2/15/2014                2,082
                                                                                                   ----------

================================================================================

38  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                          COUPON                                  VALUE
(000)       SECURITY                                             RATE          MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            ELECTRIC/GAS UTILITIES (0.1%)
$    2,000  Piedmont Municipal Power Agency                      4.34%         1/01/2017           $    2,047
                                                                                                   ----------
            GENERAL OBLIGATION (1.2%)
     1,250  Las Virgenes USD                                     5.54          8/01/2025                1,437
     3,000  Long Beach USD                                       5.91          8/01/2025                3,567
     5,000  New York City                                        6.27         12/01/2037                6,440
     5,000  Washington                                           5.25          2/01/2036                5,794
     4,045  Will County, Illinois                                3.83         11/15/2016                4,390
     1,520  Will County, Illinois                                4.08         11/15/2017                1,686
     1,405  Will County, Illinois                                4.28         11/15/2018                1,584
                                                                                                   ----------
                                                                                                       24,898
                                                                                                   ----------
            HOSPITAL (0.2%)
     1,000  Medical Univ. (INS)                                  5.01          2/15/2015                1,031
     3,000  Novant Health, Inc.                                  5.35         11/01/2016                3,354
                                                                                                   ----------
                                                                                                        4,385
                                                                                                   ----------
            MISCELLANEOUS (0.0%)
       702  Keenan Dev. Association of Tennessee, LLC (INS)      5.02          7/15/2028                  754
                                                                                                   ----------
            NURSING/CCRC (0.1%)
     1,585  Statewide Communities Dev. Auth. (INS)               5.59          2/01/2015                1,591
                                                                                                   ----------
            PAPER PRODUCTS (0.1%)
     2,000  Georgetown County Environmental Improvement          6.25          9/01/2023                2,002
                                                                                                   ----------
            SALES TAX (0.2%)
     3,300  Miami-Dade County Transit System                     4.59          7/01/2021                3,657
                                                                                                   ----------
            SPECIAL ASSESSMENT/TAX/FEE (1.0%)
     1,430  Erie County Tobacco Asset Securitization Corp.       6.00          3/31/2025                1,225
     2,000  Florida State Department of Environmental Protection 5.76          7/01/2020                2,316
     1,745  Metropolitan Nashville Airport Auth. (INS)           5.14          7/01/2018                1,888
     3,000  MTA                                                  5.20         11/15/2018                3,346
     5,000  MTA                                                  6.73         11/15/2030                6,181
     3,000  New Jersey Transportation Trust Fund Auth.           5.75         12/15/2028                3,442
     2,500  New York City Transitional Finance Auth.             5.00          2/01/2035                2,853
                                                                                                   ----------
                                                                                                       21,251
                                                                                                   ----------
            WATER UTILITIES (0.1%)
     3,000  Connecticut Dev. Auth.                               5.50          4/01/2021                3,359
                                                                                                   ----------
            WATER/SEWER UTILITY (0.1%)
     2,500  Tohopekaliga Water Auth.                             5.25         10/01/2036                2,840
                                                                                                   ----------
            Total Municipal Bonds (cost: $112,616)                                                    127,324
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

------------------------------------------------------------------------------------------
PRINCIPAL                                                                           MARKET
AMOUNT                                                                               VALUE
$(000)/SHARES  SECURITY                                                              (000)
------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (3.1%)

               CONSUMER STAPLES (0.5%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.5%)
      105,000  Dairy Farmers of America, Inc., 7.88%,
                 cumulative redeemable, perpetual(a)                            $   10,001
                                                                                ----------
               FINANCIALS (1.2%)
               -----------------
               DIVERSIFIED BANKS (0.2%)
       50,000  HSBC Holdings plc, 6.20%, perpetual*                                  1,242
        5,000  US Bancorp, 7.19%, perpetual                                          3,728
                                                                                ----------
                                                                                     4,970
                                                                                ----------
               LIFE & HEALTH INSURANCE (0.1%)
      100,000  Delphi Financial Group, Inc., 7.38%, perpetual                        2,474
                                                                                ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
      175,000  Citigroup Capital XIII Trust, 7.88%,
                 cumulative redeemable                                               4,698
       36,000  ING Groep N.V., 7.20%, perpetual                                        790
       26,500  ING Groep N.V., 7.38%, perpetual                                        580
       57,500  ING Groep N.V., 8.50%, perpetual                                      1,422
                                                                                ----------
                                                                                     7,490
                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (0.0%)
       $3,000  Security Capital Assurance Ltd., 6.88%, perpetual(g)                      -
                                                                                ----------
               REGIONAL BANKS (0.1%)
            2  CoBank ACB, 6.11%, perpetual(a)                                       1,286
                                                                                ----------
               REINSURANCE (0.2%)
        2,000  American Overseas Group Ltd., 7.50%, non-cumulative,
                 perpetual, acquired 1/23/2007 - 3/02/2007; cost $2,058*(h)            800
       $5,000  Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a)               4,523
                                                                                ----------
                                                                                     5,323
                                                                                ----------
               REITs - INDUSTRIAL (0.0%)
       30,000  ProLogis, Inc., Series O, 7.00%,
                 cumulative redeemable, perpetual                                      759
                                                                                ----------
               REITs - OFFICE (0.2%)
      160,000  Commonwealth REIT, Series E, 7.25%, cumulative
                 redeemable, perpetual                                               3,967
                                                                                ----------
               Total Financials                                                     26,269
                                                                                ----------
               INDUSTRIALS (0.4%)
               ------------------
               OFFICE SERVICES & SUPPLIES (0.4%)
       10,000  Pitney Bowes International Holdings, Series F, 6.13%,
                 cumulative redeemable, perpetual(a)                                 9,554
                                                                                ----------

================================================================================

40  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                 (000)
------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.5%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    200,000 Qwest Corp., 7.38%, cumulative                                      $    5,286
                                                                                ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
      4,000 Centaur Funding Corp., 9.08%*(a)                                         4,579
                                                                                ----------
            Total Telecommunication Services                                         9,865
                                                                                ----------
            UTILITIES (0.5%)
            ----------------
            ELECTRIC UTILITIES (0.5%)
     99,000 Southern California Edison, Series D, 6.50%,
              cumulative redeemable, perpetual                                      10,302
                                                                                ----------
            Total Preferred Securities (cost: $68,671)                              65,991
                                                                                ----------

------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                   COUPON
(000)       SECURITY                                      RATE      MATURITY
------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (4.4%)

            COMMERCIAL PAPER (4.4%)

            CONSUMER DISCRETIONARY (0.6%)
            -----------------------------
            HOTELS, RESORTS & CRUISE LINES (0.6%)
    $12,134 Carnival Corp.(a),(k)                         0.34%    2/08/2012        12,133
                                                                                ----------
            ENERGY (2.2%)
            -------------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
      7,298 FMC Techologies, Inc.(a),(k)                  0.43     2/02/2012         7,298
                                                                                ----------
            OIL & GAS EXPLORATION & PRODUCTION (1.9%)
      8,513 Devon Energy Corp.(a),(k)                     0.35     2/02/2012         8,513
     20,000 Talisman Energy, Inc.(a),(k)                  0.43     2/01/2012        20,000
     11,560 Talisman Energy, Inc.(a),(k)                  0.43     2/02/2012        11,560
                                                                                ----------
                                                                                    40,073
                                                                                ----------
            Total Energy                                                            47,371
                                                                                ----------
            FINANCIALS (0.6%)
            -----------------
            CONSUMER FINANCE (0.6%)
     13,631 Daimler Fin North America(a),(k)              0.43     2/09/2012        13,630
                                                                                ----------
            UTILITIES (1.0%)
            ----------------
            GAS UTILITIES (1.0%)
     18,146 AGL Capital Corp.(a),(k)                      0.31     2/03/2012        18,145

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

------------------------------------------------------------------------------------------
PRINCIPAL                                                                           MARKET
AMOUNT                                                   COUPON                      VALUE
(000)       SECURITY                                      RATE      MATURITY         (000)
------------------------------------------------------------------------------------------
   $3,000   Peoples Gas Light & Coke Co.                  0.31%    2/01/2012    $    3,000
                                                                                ----------
            Total Utilities                                                         21,145
                                                                                ----------
            Total Commercial Paper                                                  94,279
                                                                                ----------

            VARIABLE-RATE DEMAND NOTES (0.0%)

            UTILITIES (0.0%)
            ----------------
            MULTI-UTILITIES (0.0%)
    1,000   Sempra Energy(a)                              0.39     11/01/2014        1,000
                                                                                ----------
            Total Money Market Instruments
              (cost: $95,279)                                                       95,279
                                                                                ----------

            TOTAL INVESTMENTS (COST: $2,022,767)                                $2,135,341
                                                                                ==========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                            (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                        QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                                    IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS             INPUTS        INPUTS        TOTAL
---------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $     -         $1,129,119            $-   $1,129,119
  Eurodollar and Yankee Obligations                 -            205,466             -      205,466
  Asset-Backed Securities                           -             87,211             -       87,211
  Commercial Mortgage Securities                    -            389,470             -      389,470
  U.S. Government Agency Issues                     -             25,157             -       25,157
  U.S. Treasury Securities                     10,324                  -             -       10,324
  Municipal Bonds                                   -            127,324             -      127,324
Equity Securities:
  Preferred Securities                          8,530             57,461             -       65,991
Money Market Instruments:
  Commercial Paper                                  -             94,279             -       94,279
  Variable-Rate Demand Notes                        -              1,000             -        1,000
---------------------------------------------------------------------------------------------------
Total                                         $18,854         $2,116,487            $-   $2,135,341
---------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through January 31, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

42  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.2% of net assets at January 31, 2012.

o  CATEGORIES AND DEFINITIONS

   ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  43

================================================================================

   EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

   INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   EDA       Economic Development Authority
   MTA       Metropolitan Transportation Authority
   REIT      Real estate investment trust
   USD       Unified School District

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal

================================================================================

44  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)   Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Municipal Corp., Federal Deposit Insurance Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o  SPECIFIC NOTES

   (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (b) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at January 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  45

================================================================================

   (c) At January 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

   (d) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at January 31, 2012.

   (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

   (f) At January 31, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $3,045,000.

   (g) Security was fair valued at January 31, 2012, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

   (h) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at January 31, 2012, was $1,573,000, which represented 0.1% of the Fund's net assets.

   (i) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.

   (j) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

46  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   (k) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,022,767)          $2,135,341
  Cash                                                                             65
  Receivables:
     Capital shares sold:
        Affiliated transactions (Note 7)                                          260
        Nonaffiliated transactions                                              4,092
     USAA Asset Management Company (Note 6C)                                      419
     Dividends and interest                                                    23,426
     Securities sold                                                                2
                                                                           ----------
        Total assets                                                        2,163,605
                                                                           ----------
LIABILITIES
  Payables:
     Securities purchased                                                      21,715
     Capital shares redeemed                                                    1,220
     Dividends on capital shares                                                  373
  Accrued management fees                                                         617
  Accrued transfer agent's fees                                                   146
  Other accrued expenses and payables                                             104
                                                                           ----------
        Total liabilities                                                      24,175
                                                                           ----------
           Net assets applicable to capital shares outstanding             $2,139,430
                                                                           ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $2,029,340
  Accumulated overdistribution of net investment income                            (1)
  Accumulated net realized loss on investments                                 (2,483)
  Net unrealized appreciation of investments                                  112,574
                                                                           ----------
           Net assets applicable to capital shares outstanding             $2,139,430
                                                                           ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $1,895,586/179,671 shares outstanding)     $    10.55
                                                                           ==========
     Institutional Shares (net assets of $237,275/22,491
       shares outstanding)                                                 $    10.55
                                                                           ==========
     Adviser Shares (net assets of $6,569/623 shares outstanding)          $    10.55
                                                                           ==========

See accompanying notes to financial statements.

================================================================================

48  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                                $  1,995
  Interest                                                                   55,934
                                                                           --------
           Total income                                                      57,929
                                                                           --------
EXPENSES
  Management fees                                                             3,457
  Administration and servicing fees:
     Fund Shares                                                              1,336
     Institutional Shares                                                        90
     Adviser Shares                                                               5
  Transfer agent's fees:
     Fund Shares                                                              1,671
     Institutional Shares                                                        90
  Distribution and service fees (Note 6E):
     Adviser Shares                                                               8
  Custody and accounting fees:
     Fund Shares                                                                137
     Institutional Shares                                                        15
  Postage:
     Fund Shares                                                                 39
  Shareholder reporting fees:
     Fund Shares                                                                 28
  Trustees' fees                                                                  7
  Registration fees:
     Fund Shares                                                                 38
     Institutional Shares                                                         1
     Adviser Shares                                                              22
  Professional fees                                                              55
  Other                                                                          20
                                                                           --------
           Total expenses                                                     7,019
  Expenses reimbursed:
     Fund Shares                                                               (651)
     Adviser Shares                                                             (16)
                                                                           --------
           Net expenses                                                       6,352
                                                                           --------
NET INVESTMENT INCOME                                                        51,577
                                                                           --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on:
     Unaffiliated transactions                                               11,724
     Affiliated transactions (Note 8)                                           260
  Change in net unrealized appreciation/depreciation                        (17,570)
                                                                           --------
           Net realized and unrealized loss                                  (5,586)
                                                                           --------
  Increase in net assets resulting from operations                         $ 45,991
                                                                           ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  49

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited), and year ended
July 31, 2011

--------------------------------------------------------------------------------

                                                                1/31/2012        7/31/2011
------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $   51,577        $   88,263
  Net realized gain on investments                                11,984             5,274
  Change in net unrealized appreciation/depreciation of
     investments                                                 (17,570)           67,414
                                                              ----------------------------
     Increase in net assets resulting from operations             45,991           160,951
                                                              ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Fund Shares                                                 (46,292)          (79,233)
     Institutional Shares                                         (5,133)           (8,678)
     Adviser Shares*                                                (153)             (249)
                                                              ----------------------------
        Distributions to Shareholders                            (51,578)          (88,160)
                                                              ----------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                    170,177           417,519
  Institutional Shares                                            41,710            71,465
  Adviser Shares*                                                    486             5,909
                                                              ----------------------------
     Total net increase in net assets from capital
        share transactions                                       212,373           494,893
                                                              ----------------------------
  Net increase in net assets                                     206,786           567,684

NET ASSETS
  Beginning of period                                          1,932,644         1,364,960
                                                              ----------------------------
  End of period                                               $2,139,430        $1,932,644
                                                              ============================
Accumulated Overdistribution of net investment income:
  End of period                                               $       (1)       $        -
                                                              ============================

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

50  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income without undue risk to principal.

The Fund has three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) or through a USAA managed account program and not to the general public. The Target Funds are managed by USAA Asset Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

52  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

   that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note 1A1, and commercial paper and variable-rate demand notes, which are valued at amortized cost.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may

================================================================================

54  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $3,048,000; none of which included when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2012, the Fund paid CAPCO facility fees of $5,000, which represents 3.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2012, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At July 31, 2011, the Fund had pre-enactment capital loss carryforwards of $14,396,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2018. It is unlikely that the

================================================================================

56  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2012, were $322,139,000 and $178,589,000, respectively.

As of January 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2012, were $141,692,000 and $29,118,000, respectively, resulting in net unrealized appreciation of $112,574,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

------------------------------------------------------------------------------------------
                                             SIX-MONTH
                                            PERIOD ENDED                  YEAR ENDED
                                             1/31/2012                    7/31/2011
------------------------------------------------------------------------------------------
                                       SHARES         AMOUNT         SHARES        AMOUNT
                                      ----------------------------------------------------
FUND SHARES:
Shares sold                            33,881       $ 352,368        72,983      $ 761,679
Shares issued from reinvested
  dividends                             4,213          43,827         7,107         74,275
Shares redeemed                       (21,740)       (226,018)      (40,147)      (418,435)
                                      ----------------------------------------------------
Net increase from
  capital share transactions           16,354       $ 170,177        39,943      $ 417,519
                                      ====================================================
INSTITUTIONAL SHARES:
Shares sold                             7,730       $  80,134         7,443      $  77,445
Shares issued from reinvested
  dividends                               493           5,133           830          8,679
Shares redeemed                        (4,115)        (43,557)       (1,398)       (14,659)
                                      ----------------------------------------------------
Net increase from
  capital share transactions            4,108       $  41,710         6,875      $  71,465
                                      ====================================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                                75       $     784           575      $   5,903
Shares issued from reinvested
  dividends                                 3              28             1              6
Shares redeemed                           (32)           (326)            -              -
                                      ----------------------------------------------------
Net increase from capital
  share transactions                       46       $     486           576      $   5,909
                                      ====================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the

================================================================================

58  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the six-month period ended January 31, 2012, the Fund's effective annualized base fee was 0.31% of the Fund's average net assets for the same period.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Intermediate Investment Grade Funds Index over the performance period. The Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds in the Lipper Intermediate Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares and Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2008, and August 1, 2010, respectively. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Investment Grade Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended January 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $3,457,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $376,000, $32,000, and $1,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.04%, 0.03%, and 0.02%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the Institutional Shares. For the six-month period ended January 31, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,336,000, $90,000, and $5,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2012, the Fund reimbursed the Manager $27,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2012, to limit the annual expenses of the Fund Shares and the Adviser

================================================================================

60  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   Shares to 0.65% and 0.95%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Adviser Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through December 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date.

   For the six-month period ended January 31, 2012, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Adviser Shares of $651,000 and $16,000, respectively, of which $419,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares were paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the institutional Shares, plus out-of-pocket expenses. For the six-month period ended January 31, 2012, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $1,671,000, $90,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

   portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $8,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2012, the Fund recorded a receivable for capital shares sold of $260,000 for the Target Funds' purchases of Institutional Shares. As of January 31, 2012, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                       2.6%
USAA Target Retirement 2020 Fund                                         3.3
USAA Target Retirement 2030 Fund                                         4.0

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2012, USAA and its affiliates owned 490,000 Adviser Shares, which represent 78.7% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

62  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended January 31, 2012, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                      COST TO       NET REALIZED
        SELLER                 PURCHASER             PURCHASER     GAIN TO SELLER
---------------------------------------------------------------------------------
USAA Intermediate-Term    USAA Short-Term
  Bond Fund                 Bond Fund               $10,241,000      $  260,000
USAA High Income Fund     USAA Intermediate-Term
                            Bond Fund                57,791,000       5,628,000

(9) NEW ACCOUNTING PRONOUNCEMENT

   FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                      YEAR ENDED JULY 31,
                             ---------------------------------------------------------------------------
                                   2012           2011         2010       2009         2008         2007
                             ---------------------------------------------------------------------------
Net asset value at
  beginning of period        $    10.60     $    10.12   $     8.93   $   9.32     $   9.85     $   9.81
                             ---------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income             .27            .56          .58        .58          .53          .50
  Net realized and
  unrealized gain (loss)           (.05)           .47         1.19       (.39)        (.53)         .04(a)
                             ---------------------------------------------------------------------------
Total from investment
  operations                        .22           1.03         1.77        .19          .00(b)       .54
                             ---------------------------------------------------------------------------
Less distributions from:
  Net investment income            (.27)          (.55)        (.58)      (.58)        (.53)        (.50)
                             ---------------------------------------------------------------------------
Net asset value at
  end of period              $    10.55     $    10.60   $    10.12   $   8.93     $   9.32     $   9.85
                             ===========================================================================
Total return (%)*                  2.16          10.44        20.30       2.71         (.08)        5.56
Net assets at
  end of period (000)        $1,895,586     $1,731,646   $1,248,509   $951,548     $966,308     $702,923
Ratios to average
  net assets:**
  Expenses (%)(c)                   .65(d)         .65          .65        .65          .65          .65
  Expenses, excluding
    reimbursements (%)(c)           .72(d)         .72          .69        .70          .69          .74
  Net investment
    income (%)                     5.19(d)        5.33         6.00       6.93         5.48         5.06
Portfolio turnover (%)                9             16           37         49(e)        21           28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $1,773,653,000.
(a) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects increased trading activity due to market volatility.

================================================================================

64  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                               SIX-MONTH
                                              PERIOD ENDED     YEAR ENDED JULY 31,     PERIOD ENDED
                                               JANUARY 31,    ----------------------     JULY 31,
                                                  2012            2011          2010      2009***
                                              -----------------------------------------------------
Net asset value at beginning of period        $  10.60        $  10.12      $   8.93      $  9.32
                                              ---------------------------------------------------
Income (loss) from investment operations:
  Net investment income                            .28             .58           .60          .59
  Net realized and unrealized gain (loss)         (.05)            .48          1.19         (.39)
                                              ---------------------------------------------------
Total from investment operations                   .23            1.06          1.79          .20
                                              ---------------------------------------------------
Less distributions from:
  Net investment income                           (.28)           (.58)         (.60)        (.59)
                                              ---------------------------------------------------
  Net asset value at end of period            $  10.55        $  10.60      $  10.12      $  8.93
                                              ===================================================
Total return (%)*                                 2.21           10.66         20.53         2.86
Net assets at end of period (000)             $237,275        $194,889      $116,451      $46,888
Ratios to average net assets:**
  Expenses (%)(a)                                  .55(b)          .45           .46          .46(b)
  Net investment income (%)                       5.28(b)         5.53          6.15         7.28(b)
Portfolio turnover (%)                               9              16            37           49(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $193,279,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects increased trading activity due to market volatility.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                        SIX-MONTH
                                                       PERIOD ENDED    PERIOD ENDED
                                                       JANUARY 31,       JULY 31,
                                                     ------------------------------
                                                           2012           2011***
                                                     ------------------------------
Net asset value at beginning of period                   $10.60            $10.11
                                                         ------------------------
Income (loss) from investment operations:
  Net Investment Income                                     .26               .52
  Net realized and unrealized gain (loss)                  (.05)              .49
                                                         ------------------------
Total from investment operations                            .21              1.01
                                                         ------------------------
Less distributions from:
  Net investment income                                    (.26)             (.52)
                                                         ------------------------
Net asset value at end of period                         $10.55            $10.60
                                                         ========================
Total return (%)*                                          2.00             10.19
Net assets at end of period (000)                        $6,569            $6,109
Ratios to average net assets:**(a)
  Expenses (%)(b)                                           .95               .95
  Expenses, excluding reimbursements (%)(b)                1.45              1.70
  Net investment income (%)                                4.89              5.02
Portfolio turnover (%)                                       9                 16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were $6,254,000.
***  Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

66  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2011, through January 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be

================================================================================

                                                           EXPENSE EXAMPLE |  67

================================================================================

used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                      EXPENSES PAID
                                   BEGINNING          ENDING          DURING PERIOD*
                                 ACCOUNT VALUE     ACCOUNT VALUE     AUGUST 1, 2011 -
                                 AUGUST 1, 2011   JANUARY 31, 2012   JANUARY 31, 2012
                                 ----------------------------------------------------
FUND SHARES
Actual                             $1,000.00         $1,021.60             $3.30

Hypothetical
  (5% return before expenses)       1,000.00          1,021.87              3.30

INSTITUTIONAL SHARES
Actual                              1,000.00          1,022.10**            2.80**

Hypothetical
  (5% return before expenses)       1,000.00          1,022.37**            2.80**

ADVISER SHARES
Actual                              1,000.00          1,020.00              4.82

Hypothetical
  (5% return before expenses)       1,000.00          1,020.36              4.82

 * Expenses are equal to the annualized expense ratio of 0.65% for Fund Shares, 0.55% for Institutional Shares, and 0.95% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 2.16% for Fund Shares, 2.21% for Institutional Shares, and 2.00% for Adviser Shares for the six-month period of August 1, 2011, through January 31, 2012.

================================================================================

68  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

** The Institutional Shares' annualized expense ratio of 0.55% above reflects an increase in administration and servicing fees from 0.05% to 0.10%, and an increase in transfer agent's fees from 0.05% to 0.10%, effective September 1, 2011. Had this increase been in effect for the entire six-month period of August 1, 2011, through January 31, 2012, the Institutional Shares' expense ratio would have been 0.56%, net of expenses paid indirectly, and the values in the table above would be as shown below.

                                                                        EXPENSES PAID
                                   BEGINNING           ENDING           DURING PERIOD*
                                 ACCOUNT VALUE      ACCOUNT VALUE      AUGUST 1, 2011 -
                                 AUGUST 1, 2011    JANUARY 31, 2012    JANUARY 31, 2012
                                 ------------------------------------------------------
INSTITUTIONAL SHARES
Actual                             $1,000.00          $1,022.10              $2.85

Hypothetical
  (5% return before expenses)       1,000.00           1,022.32               2.85

================================================================================

                                                           EXPENSE EXAMPLE |  69

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

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   40049-0312                                (C)2012, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2012

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     03/26/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/26/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.